UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2017

2017 Semi-Annual Report to Shareholders

DWAQ	PowerShares DWA NASDAQ Momentum Portfolio

PWC	PowerShares Dynamic Market Portfolio

PRF	PowerShares FTSE RAFI US 1000 Portfolio

PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

2

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	39.4
Health Care	20.9
Consumer Discretionary	16.8
Financials	11.5
Industrials	6.0
Consumer Staples	2.1
Materials	1.1
Telecommunication Services	0.9
Real Estate	0.7
Energy	0.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.8%
877	Amazon.com, Inc.(b)	$969,331
1,469	Charter Communications, Inc., Class A(b)	490,896
6,663	China Lodging Group Ltd. ADR (China)(b)	892,109
1,390	Churchill Downs, Inc.	289,885
13,820	Conn’s, Inc.(b)	424,965
9,086	Ctrip.com International Ltd. ADR (China)(b)	435,129
4,142	Grand Canyon Education, Inc.(b)	370,750
6,728	Liberty Ventures, Series A(b)	383,227
8,813	Nutrisystem, Inc.	440,209
751	Priceline Group, Inc. (The)(b)	1,435,882
22,439	Ruth’s Hospitality Group, Inc.	473,463
13,199	Scientific Games Corp., Class A(b)	628,272
124,593	Sirius XM Holdings, Inc.	677,786
6,741	SodaStream International Ltd. (Israel)(b)	429,199
1,833	Wynn Resorts Ltd.	270,349

		8,611,452

	Consumer Staples—2.1%
1,260	Coca-Cola Bottling Co. Consolidated	284,206
5,546	National Beverage Corp.	542,953
1,622	Sanderson Farms, Inc.	242,602

		1,069,761

	Energy—0.6%
35,388	Calumet Specialty Products Partners LP(b)	316,722

	Financials—11.5%
13,348	Arch Capital Group Ltd.(b)	1,329,995
4,651	Banner Corp.	266,595
19,286	BGC Partners, Inc., Class A	292,569

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,519	Cboe Global Markets, Inc.	$284,798
3,737	Credit Acceptance Corp.(b)	1,071,510
7,486	E*TRADE Financial Corp.(b)	326,315
7,532	East West Bancorp, Inc.	450,715
8,109	First Merchants Corp.	348,687
6,827	MarketAxess Holdings, Inc.	1,187,898
3,493	World Acceptance Corp.(b)	305,637

		5,864,719

	Health Care—20.9%
5,683	ABIOMED, Inc.(b)	1,096,364
3,879	Align Technology, Inc.(b)	927,003
2,982	Alnylam Pharmaceuticals, Inc.(b)	363,327
35,759	Array BioPharma, Inc.(b)	373,682
1,696	Atrion Corp.	1,115,374
21,130	Exact Sciences Corp.(b)	1,161,939
47,558	Exelixis, Inc.(b)	1,178,963
3,251	ICON PLC(b)	386,414
1,477	ICU Medical, Inc.(b)	282,255
4,949	IDEXX Laboratories, Inc.(b)	822,375
13,751	Impax Laboratories, Inc.(b)	249,581
10,046	Insmed, Inc.(b)	271,342
742	Intuitive Surgical, Inc.(b)	278,517
4,829	Ionis Pharmaceuticals, Inc.(b)	275,784
2,039	Ligand Pharmaceuticals, Inc.(b)	296,369
7,322	Merit Medical Systems, Inc.(b)	278,602
6,299	Quidel Corp.(b)	257,944
42,139	Sangamo Therapeutics, Inc.(b)	522,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
29,161	Spectrum Pharmaceuticals, Inc.(b)	$571,264

		10,709,623

	Industrials—6.0%
5,053	Aerovironment, Inc.(b)	258,511
1,951	Cintas Corp.	290,777
7,448	Columbus McKinnon Corp.	294,643
1,987	Elbit Systems Ltd. (Israel)	295,308
5,046	Healthcare Services Group, Inc.	266,883
3,971	Multi-Color Corp.	328,402
3,636	Old Dominion Freight Line, Inc.	440,429
4,613	Saia, Inc.(b)	298,922
12,138	SkyWest, Inc.	571,700

		3,045,575

	Information Technology—39.4%
5,293	Activision Blizzard, Inc.	346,639
1,961	Adobe Systems, Inc.(b)	343,489
9,371	Apple, Inc.	1,584,074
6,090	Applied Materials, Inc.	343,659
2,303	Autodesk, Inc.(b)	287,783
19,421	Blucora, Inc.(b)	421,436
3,119	Broadcom Ltd.	823,135
10,093	Brooks Automation, Inc.	347,098
10,600	Cadence Design Systems, Inc.(b)	457,496
2,443	Check Point Software Technologies Ltd. (Israel)(b)	287,566
3,740	Cognex Corp.	460,581
1,238	CoStar Group, Inc.(b)	366,138
5,886	Electronic Arts, Inc.(b)	703,966
50,042	Extreme Networks, Inc.(b)	600,504
3,733	Facebook, Inc., Class A(b)	672,164
2,267	IAC/InterActiveCorp.(b)	292,556
7,637	II-VI, Inc.(b)	345,192
6,087	Intuit, Inc.	919,259
1,430	IPG Photonics Corp.(b)	304,461
2,571	Jack Henry & Associates, Inc.	283,144
1,790	Lam Research Corp.	373,340
3,277	Littelfuse, Inc.	684,893
20,590	LivePerson, Inc.(b)	289,289
10,467	Logitech International SA (Switzerland)	375,033
9,087	Micron Technology, Inc.(b)	402,645
3,003	MKS Instruments, Inc.	326,276
4,912	Monolithic Power Systems, Inc.	597,643
5,707	NVIDIA Corp.	1,180,265
7,580	Orbotech Ltd. (Israel)(b)	338,978
5,500	Pegasystems, Inc.	320,650
6,011	Proofpoint, Inc.(b)	555,476
5,050	Qualys, Inc.(b)	267,145
6,561	RealPage, Inc.(b)	284,091
3,186	SINA Corp. (China)(b)	342,973
8,780	Skyworks Solutions, Inc.	999,691
3,832	Stamps.com, Inc.(b)	859,901
8,406	Take-Two Interactive Software, Inc.(b)	930,124
3,746	Universal Display Corp.	548,789
8,640	Yandex NV, Class A (Russia)(b)	292,291

		20,159,833

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—1.1%
17,928	Century Aluminum Co.(b)	$250,992
3,397	Royal Gold, Inc.	285,722

		536,714

	Real Estate—0.7%
2,293	SBA Communications Corp. REIT(b)	360,414

	Telecommunication Services—0.9%
11,883	Shenandoah Telecommunications Co.	451,554

	Total Common Stocks and Other Equity Interests (Cost $39,985,210)	51,126,367

	Money Market Fund—0.2%
71,935	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $71,935)	71,935

	Total Investments in Securities (Cost $40,057,145)—100.2%	51,198,302
	Other assets less liabilities—(0.2)%	(88,476)

	Net Assets—100.0%	$51,109,826

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	24.5
Financials	14.4
Consumer Discretionary	13.3
Health Care	13.1
Industrials	11.1
Consumer Staples	8.0
Energy	7.5
Materials	3.5
Utilities	2.8
Telecommunication Services	1.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.3%
12,568	Aaron’s, Inc.	$462,502
9,222	AMC Networks, Inc., Class A(b)	469,215
24,088	Dana, Inc.	734,443
14,303	Fox Factory Holding Corp.(b)	608,593
32,288	K12, Inc.(b)	523,711
3,754	Lear Corp.	659,165
13,986	Live Nation Entertainment, Inc.(b)	612,307
20,225	McDonald’s Corp.	3,375,755
101,547	MGM Resorts International	3,183,498
1,194	NVR, Inc.(b)	3,917,956
15,715	Scientific Games Corp., Class A(b)	748,034
4,848	Visteon Corp.(b)	611,042
11,524	Weight Watchers International, Inc.(b)	517,658
23,891	Wynn Resorts Ltd.	3,523,684

		19,947,563

	Consumer Staples—8.0%
65,168	Altria Group, Inc.	4,185,089
14,414	Archer-Daniels-Midland Co.	589,100
7,846	Bunge Ltd.	539,648
7,916	Edgewell Personal Care Co.(b)	513,986
5,162	National Beverage Corp.	505,360
21,840	US Foods Holding Corp.(b)	595,795
52,906	Wal-Mart Stores, Inc.	4,619,223
13,354	Weis Markets, Inc.	518,536

		12,066,737

	Energy—7.5%
27,307	Alliance Holdings GP LP	757,223

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
97,151	CVR Refining LP(b)	$1,102,664
26,378	EQT GP Holdings LP(c)	728,824
65,172	Marathon Petroleum Corp.	3,893,375
92,735	Transocean Ltd.(b)	973,718
49,411	Valero Energy Corp.	3,898,034

		11,353,838

	Financials—14.4%
18,448	American Equity Investment Life Holding Co.	544,400
5,145	American Financial Group, Inc.	542,746
45,731	Athene Holding Ltd., Class A(b)	2,383,957
24,884	Carlyle Group LP (The)	548,692
48,667	CNA Financial Corp.	2,634,345
9,444	Everest Re Group Ltd.	2,242,478
149,379	Genworth Financial, Inc., Class A(b)	494,444
23,643	Green Bancorp, Inc.(b)	523,692
10,996	Green Dot Corp., Class A(b)	622,594
12,368	Lazard Ltd., Class A	587,975
13,402	Moelis & Co., Class A	572,936
1,549	National Western Life Group, Inc., Class A	553,891
13,040	Popular, Inc.	478,307
38,575	Principal Financial Group, Inc.	2,540,164
50,412	Progressive Corp. (The)	2,452,544
23,924	Prudential Financial, Inc.	2,642,645
37,105	Third Point Reinsurance Ltd. (Bermuda)(b)	619,654
11,078	Walker & Dunlop, Inc.(b)	608,071

		21,593,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Market Portfolio (PWC) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—13.1%
32,081	Akebia Therapeutics, Inc.(b)	$582,270
32,872	Amphastar Pharmaceuticals, Inc.(b)	593,997
16,872	Anthem, Inc.	3,529,791
37,843	Centene Corp.(b)	3,544,754
18,104	Cigna Corp.	3,570,471
67,358	Community Health Systems, Inc.(b)(c)	397,412
10,164	CorVel Corp.(b)	609,840
12,923	Humana, Inc.	3,299,888
39,719	Innoviva, Inc.(b)	486,161
11,296	Integer Holdings Corp.(b)	548,986
65,446	Kindred Healthcare, Inc.	395,948
8,274	Molina Healthcare, Inc.(b)	561,225
13,329	Phibro Animal Health Corp., Class A	501,837
32,639	Quality Systems, Inc.(b)	459,231
2,992	WellCare Health Plans, Inc.(b)	591,638

		19,673,449

	Industrials—11.1%
9,388	Argan, Inc.	645,425
14,423	Boeing Co. (The)	3,720,846
7,267	Brink’s Co. (The)	553,019
30,000	Caterpillar, Inc.	4,074,000
22,684	Cummins, Inc.	4,012,346
4,926	Graco, Inc.	649,198
13,083	Hawaiian Holdings, Inc.(b)	438,280
28,616	JetBlue Airways Corp.(b)	547,996
26,006	Kelly Services, Inc., Class A	684,218
14,057	Rush Enterprises, Inc., Class A(b)	713,814
14,711	Terex Corp.	693,035

		16,732,177

	Information Technology—24.5%
20,760	AppFolio, Inc., Class A(b)	952,884
101,892	Applied Materials, Inc.	5,749,766
13,909	Applied Optoelectronics, Inc.(b)(c)	566,653
17,466	Broadcom Ltd.	4,609,452
8,407	Cognex Corp.	1,035,322
10,681	ePlus, Inc.(b)	1,021,104
5,244	IPG Photonics Corp.(b)	1,116,500
41,542	KEMET Corp.(b)	1,067,214
28,048	Lam Research Corp.	5,849,971
53,872	Microchip Technology, Inc.	5,107,066
10,848	MKS Instruments, Inc.	1,178,635
55,169	MoneyGram International, Inc.(b)	857,878
22,807	Novanta, Inc.(b)	1,078,771
38,604	Ultra Clean Holdings, Inc.(b)	985,174
50,897	Vishay Intertechnology, Inc.	1,132,458
49,802	Western Digital Corp.	4,445,824

		36,754,672

	Materials—3.5%
23,033	Ardagh Group SA (Luxembourg)	493,827
36,728	LyondellBasell Industries NV, Class A	3,802,450
19,642	Owens-Illinois, Inc.(b)	469,247
17,981	Warrior Met Coal, Inc.	467,866

		5,233,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services—1.8%
15,043	Boingo Wireless, Inc.(b)	$351,706
8,325	Shenandoah Telecommunications Co.	316,350
124,056	Sprint Corp.(b)	811,326
10,182	Telephone & Data Systems, Inc.	296,805
16,329	T-Mobile US, Inc.(b)	975,984

		2,752,171

	Utilities—2.8%
8,373	ALLETE, Inc.	656,025
75,902	PPL Corp.	2,850,879
8,338	Spire, Inc.	658,285

		4,165,189

	Total Common Stocks and Other Equity Interests (Cost $130,916,705)	150,272,721

	Money Market Fund—0.1%
91,577	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $91,577)	91,577

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $131,008,282)—100.1%	150,364,298

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.2%
341,655	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $341,655)	341,655

	Total Investments in Securities (Cost $131,349,937)—100.3%	150,705,953
	Other assets less liabilities—(0.3)%	(437,455)

	Net Assets—100.0%	$150,268,498

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Financials	19.5
Information Technology	14.9
Health Care	11.0
Consumer Discretionary	10.6
Industrials	10.6
Energy	10.3
Consumer Staples	8.5
Utilities	5.1
Materials	3.5
Telecommunication Services	3.0
Real Estate	3.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.6%
88,852	Abercrombie & Fitch Co., Class A	$1,193,282
72,846	Adient PLC	6,145,289
18,397	Adtalem Global Education, Inc.	679,769
11,261	Advance Auto Parts, Inc.	920,474
16,030	Amazon.com, Inc.(b)	17,717,638
10,923	AMC Networks, Inc., Class A(b)	555,762
36,757	American Axle & Manufacturing Holdings, Inc.(b)	653,907
78,333	American Eagle Outfitters, Inc.	1,019,896
64,303	Aramark	2,809,398
12,628	Asbury Automotive Group, Inc.(b)	775,359
193,255	Ascena Retail Group, Inc.(b)(c)	374,915
25,969	Autoliv, Inc. (Sweden)(c)	3,242,489
48,356	AutoNation, Inc.(b)(c)	2,292,074
3,923	AutoZone, Inc.(b)	2,312,608
86,469	Bed Bath & Beyond, Inc.	1,720,733
125,316	Best Buy Co., Inc.	7,015,190
17,476	Big Lots, Inc.(c)	896,694
38,363	Bloomin’ Brands, Inc.	682,094
53,951	BorgWarner, Inc.	2,844,297
16,365	Brinker International, Inc.(c)	502,733
14,985	Brunswick Corp.	758,990
9,877	Burlington Stores, Inc.(b)	927,352
65,838	Caesars Entertainment Corp.(b)	852,602
24,123	CalAtlantic Group, Inc.	1,190,229
46,670	CarMax, Inc.(b)	3,504,917
100,619	Carnival Corp.	6,680,095

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
72,993	CBS Corp., Class B	$4,096,367
7,335	Charter Communications, Inc., Class A(b)	2,451,137
3,447	Chipotle Mexican Grill, Inc.(b)	937,239
24,687	Cinemark Holdings, Inc.	897,126
940,354	Comcast Corp., Class A	33,880,955
21,353	Cooper Tire & Rubber Co.	700,378
33,430	Core-Mark Holding Co., Inc.	1,138,626
4,245	Cracker Barrel Old Country Store, Inc.(c)	662,772
66,341	D.R. Horton, Inc.	2,932,936
67,929	Dana, Inc.	2,071,155
29,474	Darden Restaurants, Inc.	2,424,826
12,018	Deckers Outdoor Corp.(b)	820,108
51,188	Delphi Automotive PLC	5,087,063
22,311	Dick’s Sporting Goods, Inc.	545,950
16,994	Dillard’s, Inc., Class A(c)	863,295
32,556	Discovery Communications, Inc., Class A(b)	614,657
48,192	Discovery Communications, Inc., Class C(b)	858,300
33,412	DISH Network Corp., Class A(b)	1,621,818
49,034	Dollar General Corp.	3,963,909
37,812	Dollar Tree, Inc.(b)	3,450,345
32,465	DSW, Inc., Class A	621,705
14,005	Expedia, Inc.	1,745,863
58,263	Express, Inc.(b)	394,441
27,848	Foot Locker, Inc.	837,668
2,478,910	Ford Motor Co.	30,416,226
46,129	Fossil Group, Inc.(b)(c)	363,497
80,710	GameStop Corp., Class A(c)	1,508,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
86,283	Gannett Co., Inc.	$750,662
107,130	Gap, Inc. (The)	2,784,309
27,347	Garmin Ltd.	1,548,114
690,486	General Motors Co.	29,677,088
12,374	Genesco, Inc.(b)	303,163
45,128	Gentex Corp.	875,934
37,932	Genuine Parts Co.	3,346,740
99,870	GNC Holdings, Inc., Class A(c)	683,111
108,097	Goodyear Tire & Rubber Co. (The)	3,306,687
1,485	Graham Holdings Co., Class B	826,328
14,782	Group 1 Automotive, Inc.	1,161,422
53,750	Guess?, Inc.	871,287
77,773	H&R Block, Inc.	1,924,104
63,830	Hanesbrands, Inc.(c)	1,436,175
41,991	Harley-Davidson, Inc.(c)	1,987,854
17,311	Hasbro, Inc.	1,602,825
28,233	Hilton Worldwide Holdings, Inc.	2,040,681
166,340	Home Depot, Inc. (The)	27,575,845
19,750	HSN, Inc.	744,575
36,857	International Game Technology PLC	866,140
86,613	Interpublic Group of Cos., Inc. (The)	1,667,300
231,062	J.C. Penney Co., Inc.(b)(c)	646,974
118,995	Kohl’s Corp.	4,969,231
76,420	L Brands, Inc.	3,289,117
99,599	Las Vegas Sands Corp.	6,312,585
21,350	Lear Corp.	3,748,847
29,292	Leggett & Platt, Inc.	1,384,340
37,894	Lennar Corp., Class A	2,109,559
1,228	Liberty Broadband Corp., Class A(b)	105,866
7,676	Liberty Broadband Corp., Class C(b)	670,038
59,910	Liberty Global PLC, Series A (United Kingdom)(b)	1,848,224
153,040	Liberty Global PLC, Series C (United Kingdom)(b)	4,574,366
194,725	Liberty Interactive Corp. QVC Group, Series A(b)	4,424,152
6,624	Lithia Motors, Inc., Class A	749,704
43,254	Live Nation Entertainment, Inc.(b)	1,893,660
54,550	LKQ Corp.(b)	2,055,989
170,707	Lowe’s Cos., Inc.	13,648,025
213,571	Macy’s, Inc.	4,006,592
27,115	Marriott International, Inc., Class A	3,239,700
128,099	Mattel, Inc.(c)	1,808,758
161,808	McDonald’s Corp.	27,007,373
9,626	Meredith Corp.	510,178
124,119	MGM Resorts International	3,891,131
42,511	Michael Kors Holdings Ltd.(b)	2,074,962
10,306	Mohawk Industries, Inc.(b)	2,697,699
40,168	Murphy USA, Inc.(b)	2,986,892
9,143	Netflix, Inc.(b)	1,795,959
40,022	Newell Brands, Inc.	1,632,097
184,041	News Corp., Class A	2,514,000
51,220	News Corp., Class B	711,958
122,310	NIKE, Inc., Class B	6,725,827
70,996	Nordstrom, Inc.(c)	2,814,991
27,256	Norwegian Cruise Line Holdings Ltd.(b)	1,519,522

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
566	NVR, Inc.(b)	$1,857,255
475,716	Office Depot, Inc.	1,474,720
56,220	Omnicom Group, Inc.	3,777,422
9,191	O’Reilly Automotive, Inc.(b)	1,938,841
21,909	Penske Automotive Group, Inc.	1,021,398
49,589	Pinnacle Entertainment, Inc.(b)	1,282,867
14,223	Polaris Industries, Inc.(c)	1,684,430
3,005	Priceline Group, Inc. (The)(b)	5,745,440
69,359	PulteGroup, Inc.	2,096,723
21,229	PVH Corp.	2,692,049
23,067	Ralph Lauren Corp., Class A	2,062,882
40,680	Regal Entertainment Group, Class A(c)	665,118
43,063	Ross Stores, Inc.	2,734,070
26,449	Royal Caribbean Cruises Ltd.	3,273,593
39,497	Sally Beauty Holdings, Inc.(b)	683,693
10,950	Scripps Networks Interactive, Inc., Class A	911,916
103,974	Sears Holdings Corp.(b)(c)	572,897
35,460	SeaWorld Entertainment, Inc.(b)(c)	407,081
33,142	Service Corp. International	1,175,215
19,556	ServiceMaster Global Holdings, Inc.(b)	921,283
21,416	Signet Jewelers Ltd.(c)	1,404,247
13,778	Six Flags Entertainment Corp.	865,121
34,867	Sonic Automotive, Inc., Class A	692,110
110,206	Starbucks Corp.	6,043,697
74,577	Tapestry, Inc.	3,053,928
269,341	Target Corp.	15,901,893
69,313	TEGNA, Inc.	847,698
13,682	Tempur Sealy International, Inc.(b)	894,392
25,730	Tenneco, Inc.	1,495,170
6,708	Thor Industries, Inc.	913,764
21,689	Tiffany & Co.	2,030,524
149,597	Time Warner, Inc.	14,703,889
45,181	Time, Inc.	524,100
94,518	TJX Cos., Inc. (The)	6,597,356
42,779	Toll Brothers, Inc.	1,969,545
14,314	Tractor Supply Co.	862,562
48,262	Tribune Media Co., Class A	1,975,364
14,096	Tupperware Brands Corp.	828,140
203,255	Twenty-First Century Fox, Inc., Class A	5,315,118
83,095	Twenty-First Century Fox, Inc., Class B	2,114,768
19,783	Under Armour, Inc., Class A(b)(c)	247,683
19,496	Under Armour, Inc., Class C(b)(c)	224,789
28,710	Urban Outfitters, Inc.(b)	703,969
68,066	VF Corp.	4,740,797
129,973	Viacom, Inc., Class B	3,123,251
35,842	Vista Outdoor, Inc.(b)	749,456
16,103	Visteon Corp.(b)	2,029,622
226,701	Walt Disney Co. (The)	22,173,625
24,992	Whirlpool Corp.	4,096,939
28,277	Williams-Sonoma, Inc.(c)	1,459,093
22,404	Wyndham Worldwide Corp.	2,393,867
32,128	Wynn Resorts Ltd.	4,738,559
71,456	Yum China Holdings, Inc.(b)	2,883,250
55,533	Yum! Brands, Inc.	4,134,432

		538,235,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—8.5%
278,992	Altria Group, Inc.	$17,916,866
18,041	Andersons, Inc. (The)	675,635
332,644	Archer-Daniels-Midland Co.	13,595,160
449,639	Avon Products, Inc. (United Kingdom)(b)	1,025,177
31,460	Brown-Forman Corp., Class B	1,793,849
104,417	Bunge Ltd.	7,181,801
32,814	Campbell Soup Co.	1,554,399
10,759	Casey’s General Stores, Inc.	1,232,659
32,127	Church & Dwight Co., Inc.	1,451,177
18,649	Clorox Co. (The)	2,359,658
780,728	Coca-Cola Co. (The)	35,897,873
34,499	Coca-Cola European Partners PLC (United Kingdom)	1,409,629
122,404	Colgate-Palmolive Co.	8,623,362
85,852	Conagra Brands, Inc.	2,932,704
14,217	Constellation Brands, Inc., Class A	3,114,803
115,183	Costco Wholesale Corp.	18,553,678
364,392	CVS Health Corp.	24,971,784
81,798	Darling Ingredients, Inc.(b)	1,492,813
43,968	Dean Foods Co.	428,688
31,101	Dr Pepper Snapple Group, Inc.	2,664,112
12,673	Edgewell Personal Care Co.(b)	822,858
25,859	Estee Lauder Cos., Inc. (The), Class A	2,891,295
47,654	Flowers Foods, Inc.	906,856
135,133	General Mills, Inc.	7,016,105
22,350	Hain Celestial Group, Inc. (The)(b)	805,047
18,871	Herbalife Ltd.(b)(c)	1,370,412
21,382	Hershey Co. (The)	2,270,341
38,960	Hormel Foods Corp.	1,213,994
41,370	HRG Group, Inc.(b)	671,021
13,941	Ingredion, Inc.	1,747,504
24,159	JM Smucker Co. (The)	2,562,062
50,101	Kellogg Co.	3,132,816
61,763	Kimberly-Clark Corp.	6,948,955
95,220	Kraft Heinz Co. (The)	7,363,363
422,377	Kroger Co. (The)	8,743,204
27,186	Lamb Weston Holdings, Inc.	1,386,214
16,395	McCormick & Co., Inc.	1,631,794
23,348	Molson Coors Brewing Co., Class B	1,888,153
362,240	Mondelez International, Inc., Class A	15,007,603
32,216	Monster Beverage Corp.(b)	1,866,273
14,906	Nu Skin Enterprises, Inc., Class A	948,171
264,856	PepsiCo, Inc.	29,195,077
33,914	Performance Food Group Co.(b)	959,766
307,482	Philip Morris International, Inc.	32,174,916
17,941	Pinnacle Foods, Inc.	976,349
9,489	Post Holdings, Inc.(b)	786,923
560,090	Procter & Gamble Co. (The)	48,358,171
586,763	Rite Aid Corp.(b)(c)	968,159
18,548	SpartanNash Co.	455,353
33,298	Sprouts Farmers Market, Inc.(b)	615,680
63,901	Supervalu, Inc.(b)	1,040,947
158,304	Sysco Corp.	8,804,868
11,787	TreeHouse Foods, Inc.(b)	782,421
78,923	Tyson Foods, Inc., Class A	5,754,276
25,830	United Natural Foods, Inc.(b)	1,001,429

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
10,954	Universal Corp.	$628,212
29,522	US Foods Holding Corp.(b)	805,360
200,706	Walgreens Boots Alliance, Inc.	13,300,787
743,270	Wal-Mart Stores, Inc.	64,894,904

		431,573,466

	Energy—10.3%
60,198	Aegean Marine Petroleum Network, Inc. (Greece)(c)	270,891
111,401	Anadarko Petroleum Corp.	5,499,867
64,629	Andeavor	6,866,185
50,515	Antero Resources Corp.(b)(c)	979,991
81,300	Apache Corp.	3,363,381
125,226	Baker Hughes a GE Co.	3,935,853
44,194	Cabot Oil & Gas Corp.	1,224,174
35,641	California Resources Corp.(b)(c)	393,120
343,812	Chesapeake Energy Corp.(b)(c)	1,340,867
856,213	Chevron Corp.	99,226,525
8,380	Cimarex Energy Co.	979,873
19,204	Concho Resources, Inc.(b)	2,577,369
681,992	ConocoPhillips	34,883,891
116,757	CONSOL Energy, Inc.(b)	1,883,290
13,738	Continental Resources, Inc.(b)	559,274
84,271	Cosan Ltd., Class A (Brazil)	732,315
54,451	Delek US Holdings, Inc.	1,418,449
92,471	Devon Energy Corp.	3,412,180
89,155	Diamond Offshore Drilling, Inc.(b)(c)	1,491,563
17,561	Energen Corp.(b)	907,904
307,895	Ensco PLC, Class A(c)	1,659,554
69,810	EOG Resources, Inc.	6,971,925
29,523	EQT Corp.	1,846,368
1,683,824	Exxon Mobil Corp.	140,346,730
188,957	Halliburton Co.	8,076,022
33,889	Helmerich & Payne, Inc.(c)	1,840,512
156,514	Hess Corp.	6,911,658
182,836	HollyFrontier Corp.	6,755,790
634,998	Kinder Morgan, Inc.	11,499,814
553,480	Marathon Oil Corp.	7,870,486
301,244	Marathon Petroleum Corp.	17,996,317
105,350	McDermott International, Inc.(b)	697,417
131,189	Murphy Oil Corp.	3,509,306
138,984	Nabors Industries Ltd.	782,480
196,479	National Oilwell Varco, Inc.	6,717,617
16,129	Newfield Exploration Co.(b)	496,612
414,846	Noble Corp. PLC(b)	1,725,759
110,523	Noble Energy, Inc.	3,080,276
68,767	Oasis Petroleum, Inc.(b)	649,848
261,478	Occidental Petroleum Corp.	16,883,634
43,782	Oceaneering International, Inc.	885,272
20,583	Oil States International, Inc.(b)	474,438
59,811	ONEOK, Inc.	3,245,943
43,670	Patterson-UTI Energy, Inc.	863,793
104,656	PBF Energy, Inc., Class A(c)	3,031,884
301,252	Phillips 66	27,438,032
13,741	Pioneer Natural Resources Co.	2,056,616
93,835	QEP Resources, Inc.(b)	839,823
29,509	Range Resources Corp.	534,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
72,250	Rowan Cos. PLC, Class A(b)	$1,035,343
282,155	Schlumberger Ltd.	18,057,920
39,043	SM Energy Co.	832,787
74,938	Southwestern Energy Co.(b)	415,906
63,266	Superior Energy Services, Inc.(b)	558,006
23,608	Targa Resources Corp.	979,732
61,479	Teekay Corp. (Bermuda)(c)	497,980
18,561	Tidewater, Inc.(b)(c)	505,787
403,052	Transocean Ltd.(b)(c)	4,232,046
319,157	Valero Energy Corp.	25,178,296
700,922	Weatherford International PLC(b)(c)	2,432,199
174,936	Whiting Petroleum Corp.(b)	1,051,365
227,065	Williams Cos., Inc. (The)	6,471,353
71,861	World Fuel Services Corp.	1,997,736
70,726	WPX Energy, Inc.(b)	797,789

		522,679,541

	Financials—19.5%
9,302	Affiliated Managers Group, Inc.	1,734,823
136,884	Aflac, Inc.	11,483,199
153,621	AGNC Investment Corp. REIT	3,092,391
4,703	Alleghany Corp.(b)	2,662,933
128,136	Allstate Corp. (The)	12,026,845
308,045	Ally Financial, Inc.	8,049,216
33,790	Ambac Financial Group, Inc.(b)	550,101
32,482	American Equity Investment Life Holding Co.	958,544
184,363	American Express Co.	17,610,354
22,156	American Financial Group, Inc.	2,337,236
482,194	American International Group, Inc.	31,154,554
37,991	Ameriprise Financial, Inc.	5,947,111
417,516	Annaly Capital Management, Inc. REIT	4,784,733
37,959	Aon PLC	5,444,459
22,386	Arch Capital Group Ltd.(b)	2,230,541
34,850	Arthur J. Gallagher & Co.	2,207,050
18,563	Aspen Insurance Holdings Ltd. (Bermuda)	796,353
33,027	Associated Banc-Corp.	835,583
25,486	Assurant, Inc.	2,565,166
46,365	Assured Guaranty Ltd.	1,720,141
29,064	Axis Capital Holdings Ltd.	1,580,791
2,537,672	Bank of America Corp.	69,506,836
7,688	Bank of Hawaii Corp.	627,418
269,284	Bank of New York Mellon Corp. (The)	13,854,662
21,349	BankUnited, Inc.	744,013
199,229	BB&T Corp.	9,810,036
486,069	Berkshire Hathaway, Inc., Class B(b)	90,865,739
24,040	BlackRock, Inc.	11,318,753
21,193	Blackstone Mortgage Trust, Inc., Class A REIT(c)	674,573
37,184	Brighthouse Financial, Inc.(b)	2,312,101
18,152	Brown & Brown, Inc.	904,696
195,344	Capital One Financial Corp.	18,006,810
44,318	Capitol Federal Financial, Inc.	611,145
98,479	Charles Schwab Corp. (The)	4,415,798
65,022	Chimera Investment Corp. REIT	1,189,903
82,584	Chubb Ltd.	12,455,319
35,512	Cincinnati Financial Corp.	2,491,877
74,024	CIT Group, Inc.	3,450,999

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,005,183	Citigroup, Inc.	$73,880,950
157,874	Citizens Financial Group, Inc.	6,000,791
60,805	CME Group, Inc.	8,340,622
71,110	CNO Financial Group, Inc.	1,704,507
34,835	Comerica, Inc.	2,736,986
18,104	Commerce Bancshares, Inc.	1,052,929
11,026	Cullen/Frost Bankers, Inc.	1,086,061
93,632	Discover Financial Services	6,229,337
56,605	E*TRADE Financial Corp.(b)	2,467,412
21,577	East West Bancorp, Inc.	1,291,168
21,169	Eaton Vance Corp.	1,068,399
9,855	Everest Re Group Ltd.	2,340,070
47,823	F.N.B. Corp.	645,132
26,819	Federated Investors, Inc., Class B	833,266
225,423	Fifth Third Bancorp	6,514,725
36,206	First American Financial Corp.	1,970,330
36,005	First Horizon National Corp.	675,814
16,102	First Republic Bank	1,568,335
48,271	FNF Group	1,806,301
100,337	Franklin Resources, Inc.	4,227,198
41,362	Fulton Financial Corp.	752,788
1,154,063	Genworth Financial, Inc., Class A(b)	3,819,949
100,366	Goldman Sachs Group, Inc. (The)	24,336,748
18,314	Hancock Holding Co.	892,807
15,182	Hanover Insurance Group, Inc. (The)	1,493,605
173,886	Hartford Financial Services Group, Inc. (The)	9,572,424
186,133	Huntington Bancshares, Inc.	2,568,635
7,389	IBERIABANK Corp.	544,939
63,622	Intercontinental Exchange, Inc.	4,205,414
113,853	Invesco Ltd.(d)	4,074,799
57,571	Invesco Mortgage Capital, Inc. REIT(d)	991,373
56,813	Investors Bancorp, Inc.	781,179
34,671	Janus Henderson Group PLC (United Kingdom)	1,204,817
980,140	JPMorgan Chase & Co.	98,611,885
14,325	Kemper Corp.	918,232
198,029	KeyCorp	3,614,029
32,452	Legg Mason, Inc.	1,239,017
110,606	Leucadia National Corp.	2,798,332
68,434	Lincoln National Corp.	5,185,929
108,051	Loews Corp.	5,349,605
22,380	LPL Financial Holdings, Inc.	1,110,272
30,181	M&T Bank Corp.	5,033,285
2,607	Markel Corp.(b)	2,826,770
77,681	Marsh & McLennan Cos., Inc.	6,286,723
116,258	MBIA, Inc.(b)(c)	842,870
410,544	MetLife, Inc.	21,996,948
137,415	MFA Financial, Inc. REIT	1,132,300
59,181	MGIC Investment Corp.(b)	846,288
16,286	Moody’s Corp.	2,319,289
313,071	Morgan Stanley	15,653,550
23,461	Nasdaq, Inc.	1,704,442
233,995	Navient Corp.	2,915,578
64,512	New Residential Investment Corp. REIT	1,137,347
197,818	New York Community Bancorp, Inc.	2,484,594
42,813	Northern Trust Corp.	4,003,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
91,783	Old Republic International Corp.	$1,862,277
20,291	PacWest Bancorp	980,461
43,078	PennyMac Mortgage Investment Trust REIT	691,833
101,998	People’s United Financial, Inc.	1,903,283
83,392	PHH Corp.(b)	1,101,608
122,439	PNC Financial Services Group, Inc. (The)	16,748,431
30,055	Popular, Inc.	1,102,417
74,857	Principal Financial Group, Inc.	4,929,333
18,593	ProAssurance Corp.	1,042,138
148,310	Progressive Corp. (The)	7,215,281
12,599	Prosperity Bancshares, Inc.	828,762
164,860	Prudential Financial, Inc.	18,210,436
35,782	Radian Group, Inc.	749,991
19,110	Raymond James Financial, Inc.	1,620,146
332,472	Regions Financial Corp.	5,146,667
21,984	Reinsurance Group of America, Inc.	3,283,970
9,169	RenaissanceRe Holdings Ltd. (Bermuda)	1,268,623
10,887	RLI Corp.	643,313
22,480	S&P Global, Inc.	3,517,446
77,699	Santander Consumer USA Holdings, Inc.(b)	1,292,911
14,535	Selective Insurance Group, Inc.	866,286
6,736	Signature Bank/New York NY(b)	875,747
149,391	SLM Corp.(b)	1,582,051
64,487	Starwood Property Trust, Inc. REIT	1,387,115
90,579	State Street Corp.	8,333,268
16,657	Stifel Financial Corp.	883,321
127,864	SunTrust Banks, Inc.	7,698,691
7,436	SVB Financial Group(b)	1,630,566
250,695	Synchrony Financial	8,177,671
23,021	Synovus Financial Corp.	1,078,534
56,530	T. Rowe Price Group, Inc.	5,251,637
42,845	TCF Financial Corp.	780,636
27,117	TD Ameritrade Holding Corp.	1,355,579
25,134	Torchmark Corp.	2,114,523
120,007	Travelers Cos., Inc. (The)	15,894,927
138,973	Two Harbors Investment Corp. REIT	1,361,935
367,470	U.S. Bancorp	19,983,019
59,044	Umpqua Holdings Corp.	1,208,040
13,737	United Bankshares, Inc.	493,845
75,838	Unum Group	3,946,610
22,815	Validus Holdings Ltd.	1,188,205
72,517	Valley National Bancorp	833,945
99,792	Voya Financial, Inc.	4,007,647
26,988	W.R. Berkley Corp.	1,850,837
48,398	Waddell & Reed Financial, Inc., Class A(c)	904,559
19,415	Washington Federal, Inc.	675,642
13,354	Webster Financial Corp.	734,336
1,370,708	Wells Fargo & Co.	76,951,547
1,035	White Mountains Insurance Group Ltd.	920,270
14,044	Willis Towers Watson PLC	2,262,208
8,437	Wintrust Financial Corp.	685,844
89,979	XL Group Ltd. (Bermuda)	3,641,450
40,812	Zions Bancorporation	1,896,126

		988,299,713

	Health Care—11.0%
229,811	Abbott Laboratories	12,462,651

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
213,411	AbbVie, Inc.	$19,260,343
88,778	Aetna, Inc.	15,094,923
37,961	Agilent Technologies, Inc.	2,582,487
19,095	Alexion Pharmaceuticals, Inc.(b)	2,284,908
69,276	Allergan PLC	12,277,786
49,888	Allscripts Healthcare Solutions, Inc.(b)	672,490
94,912	AmerisourceBergen Corp.	7,303,478
94,202	Amgen, Inc.	16,506,074
98,191	Anthem, Inc.	20,542,539
102,546	Baxter International, Inc.	6,611,141
25,855	Becton, Dickinson and Co.	5,395,163
20,571	Biogen, Inc.(b)	6,411,158
3,496	Bio-Rad Laboratories, Inc., Class A(b)	768,386
92,439	Boston Scientific Corp.(b)	2,601,233
271,464	Bristol-Myers Squibb Co.	16,738,470
90,554	Brookdale Senior Living, Inc.(b)	908,257
5,707	C.R. Bard, Inc.	1,866,589
169,585	Cardinal Health, Inc.	10,497,312
22,793	Catalent, Inc.(b)	970,754
33,801	Celgene Corp.(b)	3,412,887
36,620	Centene Corp.(b)	3,430,195
31,109	Cerner Corp.(b)	2,100,480
49,161	Cigna Corp.	9,695,532
415,549	Community Health Systems, Inc.(b)(c)	2,451,739
4,318	Cooper Cos., Inc. (The)	1,037,443
67,434	Danaher Corp.	6,222,135
60,014	DaVita, Inc.(b)	3,645,250
17,348	DENTSPLY Sirona, Inc.	1,059,442
15,451	Edwards Lifesciences Corp.(b)	1,579,556
173,012	Eli Lilly & Co.	14,176,603
132,846	Endo International PLC(b)	847,558
13,506	Envision Healthcare Corp.(b)	575,356
285,792	Express Scripts Holding Co.(b)	17,516,192
165,710	Gilead Sciences, Inc.	12,421,622
89,615	HCA Healthcare, Inc.(b)	6,779,375
19,333	HealthSouth Corp.	892,025
30,724	Henry Schein, Inc.(b)	2,414,906
29,068	Hologic, Inc.(b)	1,100,224
39,951	Humana, Inc.	10,201,488
5,828	Illumina, Inc.(b)	1,195,847
7,835	Intuitive Surgical, Inc.(b)	2,940,946
4,904	Jazz Pharmaceuticals PLC(b)	694,063
482,243	Johnson & Johnson	67,229,497
138,818	Kindred Healthcare, Inc.	839,849
21,244	Laboratory Corp. of America Holdings(b)	3,265,415
21,052	LifePoint Health, Inc.(b)	1,013,654
11,349	Magellan Health, Inc.(b)	968,070
33,451	Mallinckrodt PLC(b)	1,059,393
129,706	McKesson Corp.	17,883,863
17,338	MEDNAX, Inc.(b)	759,231
236,256	Medtronic PLC	19,023,333
586,522	Merck & Co., Inc.	32,311,497
1,581	Mettler-Toledo International, Inc.(b)	1,079,238
25,680	Molina Healthcare, Inc.(b)	1,741,874
93,466	Mylan NV(b)	3,337,671
38,385	Owens & Minor, Inc.	943,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
20,848	Patterson Cos., Inc.	$771,376
272,664	PDL BioPharma, Inc.(b)	807,085
15,166	PerkinElmer, Inc.	1,096,805
29,896	Perrigo Co. PLC	2,421,277
1,563,053	Pfizer, Inc.	54,800,638
31,337	Quest Diagnostics, Inc.	2,938,784
11,242	Quintiles IMS Holdings, Inc.(b)	1,215,260
3,494	Regeneron Pharmaceuticals, Inc.(b)	1,406,754
13,055	ResMed, Inc.	1,098,970
57,008	Select Medical Holdings Corp.(b)	1,091,703
14,900	STERIS PLC	1,390,617
34,138	Stryker Corp.	5,286,952
4,828	Teleflex, Inc.	1,144,139
158,588	Tenet Healthcare Corp.(b)(c)	2,264,637
46,741	Thermo Fisher Scientific, Inc.	9,059,808
5,282	United Therapeutics Corp.(b)	626,392
183,524	UnitedHealth Group, Inc.	38,580,415
18,542	Universal Health Services, Inc., Class B	1,904,263
13,694	Varian Medical Systems, Inc.(b)	1,426,778
29,187	VWR Corp.(b)	966,090
7,421	Waters Corp.(b)	1,454,887
14,558	WellCare Health Plans, Inc.(b)	2,878,699
28,468	Zimmer Biomet Holdings, Inc.	3,462,278
35,471	Zoetis, Inc.	2,263,759

		559,961,076

	Industrials—10.6%
92,616	3M Co.	21,319,277
12,947	A.O. Smith Corp.	766,462
20,332	ABM Industries, Inc.	853,334
3,052	Acuity Brands, Inc.	510,294
59,433	AECOM(b)	2,083,721
57,433	AerCap Holdings NV (Ireland)(b)	3,023,273
31,983	AGCO Corp.	2,193,074
20,643	Air Lease Corp.	896,938
26,066	Aircastle Ltd.	606,295
27,270	Allison Transmission Holdings, Inc.	1,158,702
1,654	AMERCO	649,427
35,409	American Airlines Group, Inc.	1,657,849
31,162	AMETEK, Inc.	2,103,123
119,974	Arconic, Inc.	3,013,747
16,436	Armstrong World Industries, Inc.(b)	839,880
91,844	Avis Budget Group, Inc.(b)	3,788,565
112,555	Boeing Co. (The)	29,036,939
12,211	Brink’s Co. (The)	929,257
34,080	C.H. Robinson Worldwide, Inc.	2,676,302
10,480	Carlisle Cos., Inc.	1,151,018
192,487	Caterpillar, Inc.	26,139,735
49,465	Chicago Bridge & Iron Co. NV(c)	689,542
11,723	Cintas Corp.	1,747,196
14,989	Clean Harbors, Inc.(b)	802,061
32,213	Colfax Corp.(b)	1,343,604
42,202	Covanta Holding Corp.	679,452
9,877	Crane Co.	820,976
165,794	CSX Corp.	8,360,992
40,826	Cummins, Inc.	7,221,303
7,170	Curtiss-Wright Corp.	847,853

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
94,976	Deere & Co.	$12,620,411
45,869	Delta Air Lines, Inc.	2,294,826
9,554	Deluxe Corp.	665,436
19,156	Donaldson Co., Inc.	904,355
35,815	Dover Corp.	3,419,974
6,477	Dun & Bradstreet Corp. (The)	756,708
121,339	Eaton Corp. PLC	9,709,547
14,896	EMCOR Group, Inc.	1,199,277
170,441	Emerson Electric Co.	10,986,627
8,003	EnerSys	555,168
11,300	Equifax, Inc.	1,226,389
35,153	Essendant, Inc.	340,281
9,441	Esterline Technologies Corp.(b)	895,479
31,096	Expeditors International of Washington, Inc.	1,815,385
41,387	Fastenal Co.	1,943,947
54,225	FedEx Corp.	12,244,547
30,944	Flowserve Corp.	1,363,702
70,624	Fluor Corp.	3,043,188
44,221	Fortive Corp.	3,195,410
20,707	Fortune Brands Home & Security, Inc.	1,367,904
14,793	FTI Consulting, Inc.(b)	632,401
12,443	GATX Corp.(c)	739,239
21,663	Generac Holdings, Inc.(b)	1,128,426
46,932	General Cable Corp.	983,225
51,212	General Dynamics Corp.	10,395,012
2,305,252	General Electric Co.	46,473,880
13,011	Genesee & Wyoming, Inc., Class A(b)	933,930
6,687	Graco, Inc.	881,280
47,300	Harsco Corp.(b)	1,005,125
40,117	HD Supply Holdings, Inc.(b)	1,419,741
244,675	Hertz Global Holdings, Inc.(b)(c)	6,085,067
122,166	Honeywell International, Inc.	17,611,451
13,423	Hub Group, Inc., Class A(b)	581,216
10,263	Hubbell, Inc.	1,291,291
6,863	Huntington Ingalls Industries, Inc.	1,597,912
11,011	IDEX Corp.	1,411,720
20,008	IHS Markit Ltd.(b)	852,541
47,535	Illinois Tool Works, Inc.	7,440,178
46,851	Ingersoll-Rand PLC	4,150,999
16,888	ITT, Inc.	787,656
12,247	J.B. Hunt Transport Services, Inc.	1,302,958
52,624	Jacobs Engineering Group, Inc.	3,063,243
106,819	Johnson Controls International PLC	4,421,238
20,705	Kansas City Southern	2,157,875
22,755	KAR Auction Services, Inc.	1,076,994
69,800	KBR, Inc.	1,370,174
21,614	Kennametal, Inc.	943,451
16,961	Kirby Corp.(b)	1,201,687
14,721	KLX, Inc.(b)	807,594
8,426	Lincoln Electric Holdings, Inc.	772,411
53,384	Lockheed Martin Corp.	16,450,814
38,036	LSC Communications, Inc.	615,423
15,766	Macquarie Infrastructure Corp.	1,096,525
32,805	ManpowerGroup, Inc.	4,044,200
42,894	Masco Corp.	1,708,039
20,228	MasTec, Inc.(b)	880,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
44,801	Meritor, Inc.(b)	$1,165,274
9,384	Moog, Inc., Class A(b)	823,540
53,803	MRC Global, Inc.(b)	922,722
8,817	MSC Industrial Direct Co., Inc., Class A	730,929
37,510	Navistar International Corp.(b)	1,587,048
63,415	Nielsen Holdings PLC	2,350,794
64,813	Norfolk Southern Corp.	8,517,725
31,485	Northrop Grumman Corp.	9,304,762
38,217	NOW, Inc.(b)	478,477
11,816	Old Dominion Freight Line, Inc.	1,431,272
8,830	Orbital ATK, Inc.	1,173,772
19,641	Oshkosh Corp.	1,798,330
25,957	Owens Corning	2,146,384
97,785	PACCAR, Inc.	7,014,118
27,425	Parker-Hannifin Corp.	5,008,079
37,272	Pentair PLC (United Kingdom)	2,626,185
132,785	Pitney Bowes, Inc.	1,824,466
50,607	Quanta Services, Inc.(b)	1,909,402
55,785	Raytheon Co.	10,052,457
12,116	Regal Beloit Corp.	983,213
54,297	Republic Services, Inc.	3,533,106
29,827	Rexnord Corp.(b)	761,185
23,558	Robert Half International, Inc.	1,219,598
18,267	Rockwell Automation, Inc.	3,668,379
21,996	Rockwell Collins, Inc.	2,982,658
10,078	Roper Technologies, Inc.	2,601,837
79,632	RR Donnelley & Sons Co.	732,614
18,759	Rush Enterprises, Inc., Class A(b)	952,582
28,361	Ryder System, Inc.	2,299,510
26,633	Sensata Technologies Holding NV(b)	1,302,620
8,256	Snap-on, Inc.	1,302,632
21,540	Southwest Airlines Co.	1,160,144
27,743	Spirit AeroSystems Holdings, Inc., Class A	2,222,214
25,164	SPX FLOW, Inc.(b)	1,037,512
31,876	Stanley Black & Decker, Inc.	5,149,568
13,452	Stericycle, Inc.(b)	953,074
6,133	Teledyne Technologies, Inc.(b)	1,042,365
41,315	Terex Corp.	1,946,350
62,136	Textron, Inc.	3,277,053
18,648	Timken Co. (The)	879,253
10,422	TransDigm Group, Inc.	2,892,105
54,979	Trinity Industries, Inc.	1,787,917
27,626	Triumph Group, Inc.	857,787
23,234	Tutor Perini Corp.(b)	655,199
148,947	Union Pacific Corp.	17,246,573
33,584	United Continental Holdings, Inc.(b)	1,963,992
141,070	United Parcel Service, Inc., Class B	16,579,957
18,825	United Rentals, Inc.(b)	2,663,361
193,738	United Technologies Corp.	23,202,063
37,715	Univar, Inc.(b)	1,122,021
5,071	Valmont Industries, Inc.	805,782
12,369	Verisk Analytics, Inc.(b)	1,051,984
10,439	W.W. Grainger, Inc.(c)	2,063,790
7,539	WABCO Holdings, Inc.(b)	1,112,530
8,170	Wabtec Corp.(c)	625,005
91,117	Waste Management, Inc.	7,487,084

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
5,116	Watsco, Inc.	$852,172
32,944	Welbilt, Inc.(b)	726,745
23,257	WESCO International, Inc.(b)	1,468,680
8,671	Woodward, Inc.	670,529
18,626	XPO Logistics, Inc.(b)	1,291,713
28,255	Xylem, Inc.	1,879,805
56,952	YRC Worldwide, Inc.(b)	767,144

		537,421,738

	Information Technology—14.9%
87,707	Accenture PLC, Class A	12,485,969
72,086	Activision Blizzard, Inc.	4,720,912
25,051	Adobe Systems, Inc.(b)	4,387,933
21,444	Akamai Technologies, Inc.(b)	1,120,449
9,227	Alliance Data Systems Corp.	2,064,357
25,148	Alphabet, Inc., Class A(b)	25,978,890
24,523	Alphabet, Inc., Class C(b)	24,931,063
25,227	Amdocs Ltd.	1,642,278
68,929	Amkor Technology, Inc.(b)	797,509
29,087	Amphenol Corp., Class A	2,530,569
37,956	Analog Devices, Inc.	3,465,383
12,408	Anixter International, Inc.(b)	852,430
8,485	ANSYS, Inc.(b)	1,159,984
725,110	Apple, Inc.	122,572,594
134,715	Applied Materials, Inc.	7,601,967
33,438	ARRIS International PLC(b)	952,983
62,556	Arrow Electronics, Inc.(b)	5,229,056
10,969	Autodesk, Inc.(b)	1,370,686
56,807	Automatic Data Processing, Inc.	6,604,382
90,673	Avnet, Inc.	3,608,785
21,824	Benchmark Electronics, Inc.(b)	675,453
61,087	Booz Allen Hamilton Holding Corp.	2,308,478
12,627	Broadcom Ltd.	3,332,392
14,449	Broadridge Financial Solutions, Inc.	1,241,458
80,338	Brocade Communications Systems, Inc.	935,938
87,556	CA, Inc.	2,835,063
7,766	CACI International, Inc., Class A(b)	1,116,362
24,470	Cadence Design Systems, Inc.(b)	1,056,125
23,101	Cars.Com, Inc.(b)(c)	550,266
9,684	CDK Global, Inc.	615,515
27,859	CDW Corp.	1,950,130
11,381	Check Point Software Technologies Ltd. (Israel)(b)	1,339,658
931,070	Cisco Systems, Inc.	31,796,040
16,902	Citrix Systems, Inc.(b)	1,396,274
81,525	Cognizant Technology Solutions Corp., Class A	6,168,997
34,820	CommScope Holding Co., Inc.(b)	1,119,115
25,934	Convergys Corp.	667,282
15,882	CoreLogic, Inc.(b)	744,866
245,548	Corning, Inc.	7,688,108
30,655	Cree, Inc.(b)	1,094,383
34,488	CSRA, Inc.	1,103,271
62,598	Cypress Semiconductor Corp.	992,804
23,035	Diebold Nixdorf, Inc.(c)	444,575
13,034	DST Systems, Inc.	764,053
59,036	DXC Technology Co.	5,402,975
100,779	eBay, Inc.(b)	3,793,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
15,741	EchoStar Corp., Class A(b)	$880,709
19,907	Electronic Arts, Inc.(b)	2,380,877
6,285	F5 Networks, Inc.(b)	762,182
82,242	Facebook, Inc., Class A(b)	14,808,495
48,833	Fidelity National Information Services, Inc.	4,529,749
78,584	First Data Corp., Class A(b)	1,399,581
40,988	First Solar, Inc.(b)	2,246,962
22,268	Fiserv, Inc.(b)	2,882,147
5,807	FleetCor Technologies, Inc.(b)	959,723
297,606	Flex Ltd.(b)	5,297,387
21,953	FLIR Systems, Inc.	1,027,839
31,047	Genpact Ltd.	945,381
13,095	Global Payments, Inc.	1,361,225
21,435	Harris Corp.	2,986,324
687,939	Hewlett Packard Enterprise Co.	9,576,111
675,603	HP, Inc.	14,559,245
12,347	IAC/InterActiveCorp.(b)	1,593,380
20,075	Insight Enterprises, Inc.(b)	904,379
1,236,610	Intel Corp.	56,253,389
227,819	International Business Machines Corp.	35,097,795
17,484	Intuit, Inc.	2,640,434
102,193	Jabil, Inc.	2,890,018
62,865	Juniper Networks, Inc.	1,560,938
32,399	Keysight Technologies, Inc.(b)	1,447,263
42,659	KLA-Tencor Corp.	4,645,139
15,459	Lam Research Corp.	3,224,284
22,336	Leidos Holdings, Inc.	1,396,447
81,321	Marvell Technology Group Ltd. (Bermuda)	1,501,999
47,486	Mastercard, Inc., Class A	7,064,492
45,844	Maxim Integrated Products, Inc.	2,408,644
26,369	Microchip Technology, Inc.	2,499,781
290,204	Micron Technology, Inc.(b)	12,858,939
1,000,197	Microsoft Corp.	83,196,386
26,592	Motorola Solutions, Inc.	2,407,640
31,927	NCR Corp.(b)	1,024,537
52,890	NetApp, Inc.	2,349,374
17,366	NetScout Systems, Inc.(b)	493,194
43,957	Nuance Communications, Inc.(b)	647,926
19,366	NVIDIA Corp.	4,005,082
33,190	NXP Semiconductors NV (Netherlands)(b)	3,884,890
71,231	ON Semiconductor Corp.(b)	1,518,645
525,166	Oracle Corp.	26,730,949
47,290	Paychex, Inc.	3,016,629
114,023	PayPal Holdings, Inc.(b)	8,273,509
26,464	Qorvo, Inc.(b)	2,006,236
342,527	QUALCOMM, Inc.	17,472,302
8,982	Red Hat, Inc.(b)	1,085,295
20,741	salesforce.com, inc.(b)	2,122,634
34,209	Sanmina Corp.(b)	1,119,490
15,175	ScanSource, Inc.(b)	651,766
7,102	Science Applications International Corp.	520,861
105,240	Seagate Technology PLC	3,890,723
12,375	Skyworks Solutions, Inc.	1,409,017
185,229	Symantec Corp.	6,019,942
10,131	SYNNEX Corp.	1,366,469
17,874	Synopsys, Inc.(b)	1,546,458

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
74,837	TE Connectivity Ltd.	$6,807,922
45,994	Tech Data Corp.(b)	4,266,863
30,883	Teradata Corp.(b)	1,033,036
25,604	Teradyne, Inc.	1,098,156
124,304	Texas Instruments, Inc.	12,018,954
18,012	Total System Services, Inc.	1,297,765
34,278	Trimble, Inc.(b)	1,401,285
56,247	Twitter, Inc.(b)	1,159,813
57,194	Unisys Corp.(b)(c)	500,448
11,470	Vantiv, Inc., Class A(b)	802,900
31,140	VeriFone Systems, Inc.(b)	594,151
114,382	Visa, Inc., Class A	12,579,732
44,900	Vishay Intertechnology, Inc.	999,025
63,842	Western Digital Corp.	5,699,175
133,567	Western Union Co. (The)	2,652,641
135,050	Xerox Corp.	4,093,366
34,332	Xilinx, Inc.	2,529,925

		756,097,451

	Materials—3.5%
36,959	Air Products & Chemicals, Inc.	5,892,373
88,740	AK Steel Holding Corp.(b)	407,317
16,110	Albemarle Corp.	2,269,738
142,667	Alcoa Corp.(b)	6,816,629
58,200	Allegheny Technologies, Inc.(b)(c)	1,465,476
11,468	AptarGroup, Inc.	998,519
15,519	Ashland Global Holdings, Inc.	1,054,982
20,254	Avery Dennison Corp.	2,150,367
43,487	Axalta Coating Systems Ltd.(b)	1,445,943
53,757	Ball Corp.	2,307,788
28,521	Bemis Co., Inc.	1,284,015
19,134	Berry Global Group, Inc.(b)	1,137,516
14,822	Cabot Corp.	903,549
14,919	Carpenter Technology Corp.	742,817
22,510	Celanese Corp., Series A	2,348,018
102,105	CF Industries Holdings, Inc.	3,877,948
44,803	Chemours Co. (The)	2,536,298
129,946	Cleveland-Cliffs, Inc.(b)	774,478
52,288	Commercial Metals Co.	1,018,570
8,320	Compass Minerals International, Inc.(c)	545,792
91,481	Constellium NV, Class A (Netherlands)(b)	1,024,587
39,286	Crown Holdings, Inc.(b)	2,363,839
40,411	Domtar Corp.	1,912,249
283,917	DowDuPont, Inc.	20,530,038
40,281	Eastman Chemical Co.	3,657,918
34,027	Ecolab, Inc.	4,445,968
21,520	FMC Corp.	1,998,347
686,383	Freeport-McMoRan, Inc.(b)	9,595,634
69,907	Graphic Packaging Holding Co.	1,082,859
75,539	Huntsman Corp.	2,418,759
11,344	International Flavors & Fragrances, Inc.	1,672,332
135,077	International Paper Co.	7,735,860
143,040	LyondellBasell Industries NV, Class A	14,808,931
6,807	Martin Marietta Materials, Inc.	1,476,098
72,276	Monsanto Co.	8,752,624
149,893	Mosaic Co. (The)	3,348,610
1,778	NewMarket Corp.	711,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
142,882	Newmont Mining Corp.	$5,166,613
92,467	Nucor Corp.	5,347,367
33,439	Olin Corp.	1,221,527
101,344	Owens-Illinois, Inc.(b)	2,421,108
17,246	Packaging Corp. of America	2,005,192
51,050	Platform Specialty Products Corp.(b)	546,235
20,957	PolyOne Corp.	965,489
47,291	PPG Industries, Inc.	5,497,106
56,326	Praxair, Inc.	8,230,355
24,906	Reliance Steel & Aluminum Co.	1,913,777
27,117	RPM International, Inc.	1,446,150
30,124	Sealed Air Corp.	1,332,385
7,169	Sherwin-Williams Co. (The)	2,832,830
20,458	Silgan Holdings, Inc.	598,396
26,750	Sonoco Products Co.	1,385,383
23,777	Southern Copper Corp. (Peru)	1,021,222
49,961	Steel Dynamics, Inc.	1,859,049
14,817	Trinseo SA	1,052,007
58,518	United States Steel Corp.(c)	1,481,676
12,583	Vulcan Materials Co.	1,531,980
10,031	W.R. Grace & Co.	767,271
66,376	WestRock Co.	4,070,840

		180,208,637

	Real Estate—3.0%
11,076	Alexandria Real Estate Equities, Inc. REIT	1,372,981
23,453	American Campus Communities, Inc. REIT	975,176
35,070	American Tower Corp. REIT	5,038,507
23,959	Apartment Investment & Management Co., Class A REIT	1,053,717
57,681	Apple Hospitality REIT, Inc. REIT	1,092,478
20,282	AvalonBay Communities, Inc. REIT	3,677,735
28,635	Boston Properties, Inc. REIT	3,469,989
52,679	Brandywine Realty Trust REIT	921,356
70,505	Brixmor Property Group, Inc. REIT	1,231,722
18,649	Camden Property Trust REIT	1,701,535
104,856	CBL & Associates Properties, Inc. REIT(c)	822,071
56,834	CBRE Group, Inc., Class A(b)	2,234,713
52,406	Columbia Property Trust, Inc. REIT	1,157,124
50,099	CoreCivic, Inc. REIT(c)	1,235,441
23,229	Corporate Office Properties Trust REIT	741,702
38,542	Crown Castle International Corp. REIT	4,127,077
22,788	CubeSmart REIT	620,289
14,626	DCT Industrial Trust, Inc. REIT	848,601
84,867	DDR Corp. REIT	650,930
65,396	DiamondRock Hospitality Co. REIT	710,201
23,759	Digital Realty Trust, Inc. REIT	2,814,016
21,421	Douglas Emmett, Inc. REIT	852,342
66,748	Duke Realty Corp. REIT	1,900,983
10,524	EPR Properties REIT	728,050
4,021	Equinix, Inc. REIT	1,863,733
33,861	Equity Commonwealth REIT(b)	1,017,523
8,734	Equity LifeStyle Properties, Inc. REIT	772,784
78,517	Equity Residential REIT	5,281,053
9,212	Essex Property Trust, Inc. REIT	2,417,505
13,351	Extra Space Storage, Inc. REIT	1,089,308
8,580	Federal Realty Investment Trust REIT	1,034,062

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
41,901	Forest City Realty Trust, Inc., Class A REIT	$1,032,022
21,607	Gaming and Leisure Properties, Inc. REIT	789,520
29,375	GEO Group, Inc. (The) REIT	762,281
98,495	GGP, Inc. REIT	1,916,713
25,926	Gramercy Property Trust REIT	770,002
134,102	HCP, Inc. REIT	3,465,196
22,254	Healthcare Realty Trust, Inc. REIT	717,469
22,869	Healthcare Trust of America, Inc., Class A REIT	687,213
18,943	Highwoods Properties, Inc. REIT	967,040
58,636	Hospitality Properties Trust REIT	1,675,817
205,111	Host Hotels & Resorts, Inc. REIT	4,011,971
5,741	Howard Hughes Corp. (The)(b)	732,724
70,641	Iron Mountain, Inc. REIT	2,825,640
15,014	JBG SMITH Properties REIT(b)	468,587
10,845	Jones Lang LaSalle, Inc.	1,404,319
12,862	Kilroy Realty Corp. REIT	916,160
86,323	Kimco Realty Corp. REIT	1,567,626
10,659	Lamar Advertising Co., Class A REIT	750,820
33,610	LaSalle Hotel Properties REIT	948,138
67,760	Lexington Realty Trust REIT	685,731
38,687	Liberty Property Trust REIT	1,658,899
33,691	Macerich Co. (The) REIT	1,839,529
30,045	Mack-Cali Realty Corp. REIT	684,125
54,242	Medical Properties Trust, Inc. REIT	717,622
13,357	Mid-America Apartment Communities, Inc. REIT	1,367,089
22,621	National Retail Properties, Inc. REIT	908,912
35,486	Omega Healthcare Investors, Inc. REIT(c)	1,024,126
42,907	Outfront Media, Inc. REIT	1,006,169
41,825	Paramount Group, Inc. REIT	665,854
35,158	Park Hotels & Resorts, Inc. REIT	1,012,199
48,933	Piedmont Office Realty Trust, Inc., Class A REIT	946,364
99,694	Prologis, Inc. REIT	6,438,239
14,156	Public Storage REIT	2,933,831
73,348	Quality Care Properties, Inc. REIT(b)	1,161,099
37,347	Rayonier, Inc. REIT	1,119,663
61,365	Realogy Holdings Corp.	1,983,930
33,862	Realty Income Corp. REIT	1,817,374
14,669	Regency Centers Corp. REIT	902,877
71,056	Retail Properties of America, Inc., Class A REIT	868,304
42,281	RLJ Lodging Trust REIT	915,806
11,318	Ryman Hospitality Properties, Inc. REIT	748,459
5,962	SBA Communications Corp. REIT(b)	937,107
82,941	Senior Housing Properties Trust REIT	1,526,114
41,318	Simon Property Group, Inc. REIT	6,417,925
20,527	SL Green Realty Corp. REIT	1,964,023
107,203	Spirit Realty Capital, Inc. REIT	890,857
8,016	Sun Communities, Inc. REIT	723,524
59,074	Sunstone Hotel Investors, Inc. REIT	964,088
13,672	Taubman Centers, Inc. REIT	645,592
43,714	UDR, Inc. REIT	1,695,666
80,697	Ventas, Inc. REIT	5,063,737
252,380	VEREIT, Inc. REIT	1,991,278
30,028	Vornado Realty Trust REIT	2,247,896
99,013	Washington Prime Group, Inc. REIT	775,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
23,593	Weingarten Realty Investors REIT	$718,407
91,501	Welltower, Inc. REIT	6,126,907
114,892	Weyerhaeuser Co. REIT	4,125,772
19,209	WP Carey, Inc. REIT	1,309,093
47,176	Xenia Hotels & Resorts, Inc. REIT	1,026,550

		150,419,971

	Telecommunication Services—3.0%
2,219,322	AT&T, Inc.	74,680,185
546,107	CenturyLink, Inc.(c)	10,370,572
91,925	Frontier Communications Corp.(c)	1,113,212
54,821	Telephone & Data Systems, Inc.	1,598,032
47,464	T-Mobile US, Inc.(b)	2,836,923
1,294,525	Verizon Communications, Inc.	61,968,912
224,240	Windstream Holdings, Inc.(c)	421,571

		152,989,407

	Utilities—5.1%
466,487	AES Corp. (The)	4,958,757
12,047	ALLETE, Inc.	943,882
59,729	Alliant Energy Corp.	2,583,877
82,022	Ameren Corp.	5,084,544
170,984	American Electric Power Co., Inc.	12,722,919
36,501	American Water Works Co., Inc.	3,203,328
31,423	Aqua America, Inc.	1,114,888
25,079	Atmos Energy Corp.	2,187,892
20,192	Avangrid, Inc.	1,044,532
22,383	Avista Corp.	1,169,288
12,907	Black Hills Corp.	842,311
222,720	Calpine Corp.(b)	3,327,437
150,140	CenterPoint Energy, Inc.	4,441,141
77,358	CMS Energy Corp.	3,741,807
108,493	Consolidated Edison, Inc.	9,335,823
144,393	Dominion Energy, Inc.	11,716,048
56,021	DTE Energy Co.	6,188,080
254,159	Duke Energy Corp.	22,444,781
121,405	Dynegy, Inc.(b)	1,511,492
92,563	Edison International	7,400,412
92,264	Entergy Corp.	7,958,693
89,883	Eversource Energy	5,630,271
444,678	Exelon Corp.	17,880,502
274,179	FirstEnergy Corp.	9,034,198
62,741	Great Plains Energy, Inc.	2,059,787
41,610	Hawaiian Electric Industries, Inc.	1,517,101
12,012	IDACORP, Inc.	1,105,464
63,227	MDU Resources Group, Inc.	1,729,258
19,693	National Fuel Gas Co.	1,143,179
22,426	New Jersey Resources Corp.	996,836
103,418	NextEra Energy, Inc.	16,037,029
83,809	NiSource, Inc.	2,210,043
13,641	NorthWestern Corp.	808,639
168,913	NRG Energy, Inc.	4,222,825
58,644	OGE Energy Corp.	2,160,445
12,482	ONE Gas, Inc.	960,864
152,998	PG&E Corp.	8,838,695
35,985	Pinnacle West Capital Corp.	3,156,244
25,146	PNM Resources, Inc.	1,091,336

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
27,830	Portland General Electric Co.	$1,328,604
222,331	PPL Corp.	8,350,752
187,812	Public Service Enterprise Group, Inc.	9,240,350
43,950	SCANA Corp.	1,896,003
65,181	Sempra Energy	7,658,768
319,517	Southern Co. (The)	16,678,787
10,630	Spire, Inc.	839,239
47,913	UGI Corp.	2,293,116
24,342	Vectren Corp.	1,658,664
68,914	WEC Energy Group, Inc.	4,644,115
38,025	Westar Energy, Inc.	2,033,577
11,716	WGL Holdings, Inc.	1,004,061
159,664	Xcel Energy, Inc.	7,906,561

		260,037,245

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,175,304,987)—100.0%	5,077,924,134

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
71,211,200	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $71,211,200)	71,211,200

	Total Investments in Securities (Cost $4,246,516,187)—101.4%	5,149,135,334
	Other assets less liabilities—(1.4)%	(69,873,260)

	Net Assets—100.0%	$5,079,262,074

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Industrials	17.2
Consumer Discretionary	17.1
Financials	17.0
Information Technology	16.2
Health Care	8.7
Real Estate	6.2
Materials	6.1
Energy	5.2
Consumer Staples	3.1
Utilities	1.9
Telecommunication Services	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.1%
37,959	1-800-Flowers.com, Inc., Class A(b)	$356,815
105,246	Aaron’s, Inc.	3,873,053
37,153	AMC Entertainment Holdings, Inc., Class A(c)	516,427
70,917	American Outdoor Brands Corp.(b)(c)	1,016,241
30,821	American Public Education, Inc.(b)	616,420
13,857	America’s Car-Mart, Inc.(b)(c)	593,772
321,417	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	3,214,170
46,825	Ascent Capital Group, Inc., Class A(b)	526,781
15,515	AV Homes, Inc.(b)	258,325
150,579	Barnes & Noble Education, Inc.(b)	820,656
247,208	Barnes & Noble, Inc.	1,730,456
17,652	Bassett Furniture Industries, Inc.	684,898
112,886	Beazer Homes USA, Inc.(b)	2,368,348
98,765	Belmond Ltd., Class A (United Kingdom)(b)	1,298,760
58,130	Big 5 Sporting Goods Corp.(c)	369,125
1,491	Biglari Holdings, Inc.(b)	532,943
28,569	BJ’s Restaurants, Inc.(b)	905,637
25,333	Boot Barn Holdings, Inc.(b)	208,491
122,507	Boyd Gaming Corp.	3,580,880
79,780	Bravo Brio Restaurant Group, Inc.(b)	159,560
51,189	Bridgepoint Education, Inc.(b)	495,510
25,540	Bright Horizons Family Solutions, Inc.(b)	2,204,102
110,217	Buckle, Inc. (The)(c)	1,813,070
15,228	Buffalo Wild Wings, Inc.(b)	1,799,950
37,417	Build-A-Bear Workshop, Inc.(b)	291,853

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,329	Cable One, Inc.	$1,653,147
82,235	Caleres, Inc.	2,247,483
80,478	Callaway Golf Co.	1,161,298
9,611	Capella Education Co.	782,816
127,839	Career Education Corp.(b)	1,365,321
14,312	Carriage Services, Inc.(c)	370,681
40,048	Carrols Restaurant Group, Inc.(b)	450,540
36,068	Carter’s, Inc.	3,488,858
61,385	Cato Corp. (The), Class A	789,411
7,452	Cavco Industries, Inc.(b)	1,169,219
31,781	Century Casinos, Inc.(b)	262,193
25,920	Century Communities, Inc.(b)	740,016
38,051	Cheesecake Factory, Inc. (The)(c)	1,702,402
54,530	Chegg, Inc.(b)(c)	845,760
215,544	Chico’s FAS, Inc.	1,722,197
15,019	Children’s Place, Inc. (The)	1,634,067
32,240	Choice Hotels International, Inc.	2,248,740
208,390	Christopher & Banks Corp.(b)	245,900
8,529	Churchill Downs, Inc.	1,778,723
12,603	Chuy’s Holdings, Inc.(b)	283,567
31,753	Citi Trends, Inc.	690,945
37,329	Clarus Corp.(b)	272,502
59,439	Clear Channel Outdoor Holdings, Inc., Class A	225,868
9,876	Collectors Universe, Inc.	244,530
20,647	Columbia Sportswear Co.	1,287,960
123,613	Conn’s, Inc.(b)(c)	3,801,100
79,921	Container Store Group, Inc. (The)(b)(c)	288,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
24,524	Cooper-Standard Holdings, Inc.(b)	$2,733,936
193,586	Crocs, Inc.(b)	1,974,577
21,684	CSS Industries, Inc.	650,086
11,669	Culp, Inc.	369,907
18,085	Dave & Buster’s Entertainment, Inc.(b)	871,697
33,159	Del Frisco’s Restaurant Group, Inc.(b)	460,910
28,484	Del Taco Restaurants, Inc.(b)	361,462
49,222	Denny’s Corp.(b)	643,332
55,200	Destination Maternity Corp.(b)	128,064
32,434	DineEquity, Inc.	1,544,183
16,115	Domino’s Pizza, Inc.	2,949,045
13,896	Dorman Products, Inc.(b)	960,353
274,591	Drive Shack, Inc.	1,002,257
44,205	Dunkin’ Brands Group, Inc.	2,611,189
52,883	E.W. Scripps Co. (The), Class A(b)	916,991
29,302	El Pollo Loco Holdings, Inc.(b)(c)	336,973
38,722	Eldorado Resorts, Inc.(b)(c)	995,155
87,075	Entravision Communications Corp., Class A	452,790
56,790	Eros International PLC (India)(b)(c)	695,678
36,607	Ethan Allen Interiors, Inc.	1,089,058
109,375	Extended Stay America, Inc.	2,167,812
33,680	Fiesta Restaurant Group, Inc.(b)	557,404
113,987	Finish Line, Inc. (The), Class A(c)	1,056,659
21,125	Five Below, Inc.(b)	1,167,156
8,113	Flexsteel Industries, Inc.	407,841
12,869	Fox Factory Holding Corp.(b)	547,576
35,960	Francesca’s Holdings Corp.(b)	232,661
81,199	Fred’s, Inc., Class A(c)	358,088
38,297	FTD Cos., Inc.(b)	413,608
33,928	Gentherm, Inc.(b)	1,136,588
80,014	G-III Apparel Group Ltd.(b)	2,027,555
54,312	Global Eagle Entertainment, Inc.(b)(c)	131,978
124,057	GoPro, Inc., Class A(b)(c)	1,293,915
28,474	Grand Canyon Education, Inc.(b)	2,548,708
101,089	Gray Television, Inc.(b)	1,573,956
34,540	Green Brick Partners, Inc.(b)	374,759
389,524	Groupon, Inc., Class A(b)	1,858,029
9,732	Hamilton Beach Brands Holding Co., Class A(b)	377,310
9,802	Hamilton Beach Brands Holding Co., Class B(b)	380,024
142,155	Harte-Hanks, Inc.(b)	147,841
39,308	Haverty Furniture Cos., Inc.	937,496
25,904	Helen of Troy Ltd.(b)	2,406,482
49,222	Hibbett Sports, Inc.(b)(c)	630,042
45,870	Hilton Grand Vacations, Inc.(b)	1,878,835
11,486	Hooker Furniture Corp.	544,436
22,851	Horizon Global Corp.(b)	370,872
196,228	Houghton Mifflin Harcourt Co.(b)	1,942,657
460,898	Hovnanian Enterprises, Inc., Class A(b)(c)	1,115,373
18,708	Hyatt Hotels Corp., Class A(b)	1,172,243
143,284	Iconix Brand Group, Inc.(b)	234,986
67,300	ILG, Inc.	1,996,791
41,044	IMAX Corp.(b)	995,317
8,163	Installed Building Products, Inc.(b)	568,961

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
31,326	International Speedway Corp., Class A	$1,217,015
18,214	iRobot Corp.(b)(c)	1,223,799
26,218	J. Alexander’s Holdings, Inc.(b)	275,289
15,945	Jack in the Box, Inc.	1,650,467
90,596	JAKKS Pacific, Inc.(b)(c)	249,139
51,763	John Wiley & Sons, Inc., Class A	2,828,848
7,238	Johnson Outdoors, Inc., Class A	544,370
73,502	K12, Inc.(b)	1,192,202
150,136	KB Home	4,118,230
47,000	Kirkland’s, Inc.(b)	549,900
135,887	La Quinta Holdings, Inc.(b)	2,394,329
51,496	Lands’ End, Inc.(b)(c)	561,306
57,426	La-Z-Boy, Inc.	1,547,631
16,918	LCI Industries	2,094,448
17,234	LGI Homes, Inc.(b)(c)	1,039,727
53,780	Libbey, Inc.	367,855
25,197	Liberty Expedia Holdings, Inc., Class A(b)	1,161,582
146,100	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,577,880
48,006	Liberty Ventures, Series A(b)	2,734,422
16,665	Lifetime Brands, Inc.	310,802
26,157	Lions Gate Entertainment Corp., Class A(b)	759,076
50,421	Lions Gate Entertainment Corp., Class B(b)	1,394,645
12,766	Loral Space & Communications, Inc.(b)	601,917
42,839	Lululemon Athletica, Inc.(b)	2,635,027
78,524	Lumber Liquidators Holdings, Inc.(b)(c)	2,416,969
62,742	M/I Homes, Inc.(b)	2,095,583
11,749	Madison Square Garden Co. (The), Class A(b)	2,616,385
7,073	MakeMyTrip Ltd. (India)(b)(c)	193,093
9,090	Malibu Boats, Inc., Class A(b)	283,608
23,029	Marcus Corp. (The)	625,237
33,491	MarineMax, Inc.(b)	621,258
14,187	Marriott Vacations Worldwide Corp.	1,867,293
74,861	MDC Holdings, Inc.	2,772,851
120,019	MDC Partners, Inc., Class A(b)	1,380,218
85,576	Meritage Homes Corp.(b)	4,167,551
148,639	Michaels Cos., Inc. (The)(b)	2,886,569
126,844	Modine Manufacturing Co.(b)	2,670,066
13,094	Monarch Casino & Resort, Inc.(b)	584,123
24,696	Monro, Inc.	1,218,748
18,950	Motorcar Parts of America, Inc.(b)	547,844
29,409	Movado Group, Inc.	814,629
46,135	MSG Networks, Inc., Class A(b)	800,442
5,771	Nathan’s Famous, Inc.(b)	468,028
148,929	National CineMedia, Inc.	1,002,292
22,807	Nautilus, Inc.(b)	296,491
20,440	New Home Co., Inc. (The)(b)	237,717
82,805	New Media Investment Group, Inc.	1,322,396
126,989	New York Times Co. (The), Class A	2,425,490
10,767	Nexstar Media Group, Inc., Class A	686,935
19,431	Nutrisystem, Inc.	970,578
33,773	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,507,964
32,731	Overstock.com, Inc.(b)(c)	1,502,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
23,424	Oxford Industries, Inc.	$1,513,190
12,567	Papa John’s International, Inc.	855,184
44,062	Party City Holdco, Inc.(b)(c)	491,291
124,032	Penn National Gaming, Inc.(b)	3,235,995
38,142	Perry Ellis International, Inc.(b)	888,327
26,692	PetMed Express, Inc.(c)	943,829
37,559	PICO Holdings, Inc.(b)	709,865
297,889	Pier 1 Imports, Inc.	1,239,218
13,462	Planet Fitness, Inc., Class A	358,628
20,074	Pool Corp.	2,424,538
30,487	Potbelly Corp.(b)	367,368
16,898	RCI Hospitality Holdings, Inc.	465,540
21,061	Reading International, Inc., Class A(b)	329,605
25,145	Red Robin Gourmet Burgers, Inc.(b)	1,719,918
31,635	Red Rock Resorts, Inc., Class A	779,170
122,683	Regis Corp.(b)	1,831,657
370,818	Rent-A-Center, Inc.(c)	3,685,931
68,195	RH(b)(c)	6,132,094
597,898	Ruby Tuesday, Inc.(b)	1,417,018
25,759	Ruth’s Hospitality Group, Inc.	543,515
28,165	Salem Media Group, Inc.	180,256
53,218	Scholastic Corp.	1,965,873
54,026	Scientific Games Corp., Class A(b)	2,571,638
88,913	Sears Hometown and Outlet Stores, Inc.(b)(c)	140,038
83,416	Sequential Brands Group, Inc.(b)(c)	216,882
30,325	Shoe Carnival, Inc.	569,200
33,281	Shutterfly, Inc.(b)	1,421,099
78,307	Sinclair Broadcast Group, Inc., Class A(c)	2,482,332
482,092	Sirius XM Holdings, Inc.(c)	2,622,580
113,458	Skechers U.S.A., Inc., Class A(b)	3,621,579
64,476	Sleep Number Corp.(b)	2,095,470
18,099	SodaStream International Ltd. (Israel)(b)	1,152,363
27,897	Sonic Corp.(c)	708,584
73,687	Sotheby’s(b)	3,818,460
23,896	Speedway Motorsports, Inc.	476,725
75,422	Sportsman’s Warehouse Holdings, Inc.(b)(c)	309,230
648,028	Stage Stores, Inc.(c)	1,075,726
25,121	Standard Motor Products, Inc.	1,097,034
395,053	Stein Mart, Inc.(c)	422,707
66,850	Steven Madden Ltd.(b)	2,607,150
44,133	Stoneridge, Inc.(b)	1,003,584
9,424	Strattec Security Corp.	434,918
13,780	Strayer Education, Inc.	1,291,599
32,690	Sturm Ruger & Co., Inc.(c)	1,619,789
45,279	Superior Industries International, Inc.	704,088
90,863	Tailored Brands, Inc.(c)	1,403,833
57,646	Taylor Morrison Home Corp., Class A(b)	1,392,151
7,089	Tesla, Inc.(b)	2,350,216
38,962	Texas Roadhouse, Inc.	1,948,490
16,807	Tile Shop Holdings, Inc.	143,700
27,695	Tilly’s, Inc., Class A	329,847
63,704	TopBuild Corp.(b)	4,203,827
78,180	Tower International, Inc.	2,376,672
50,262	Townsquare Media, Inc., Class A(b)	524,735

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
209,043	TRI Pointe Group, Inc.(b)	$3,697,971
56,057	TripAdvisor, Inc.(b)	2,102,137
83,980	tronc, Inc.(b)	1,241,644
213,123	Tuesday Morning Corp.(b)(c)	660,681
32,615	Unifi, Inc.(b)	1,241,001
11,427	Universal Electronics, Inc.(b)	685,620
65,537	Universal Technical Institute, Inc.(b)	218,238
15,449	Vail Resorts, Inc.	3,538,130
50,420	Vera Bradley, Inc.(b)	363,024
10,605	Vince Holding Corp.(b)(c)	38,284
80,991	Vitamin Shoppe, Inc.(b)	372,559
154,128	VOXX International Corp.(b)	1,032,658
8,610	Wayfair, Inc., Class A(b)	601,839
94,478	Weight Watchers International, Inc.(b)(c)	4,243,952
221,284	Wendy’s Co. (The)	3,365,730
12,493	Weyco Group, Inc.	339,685
69,564	William Lyon Homes, Class A(b)	1,930,401
12,417	Wingstop, Inc.(c)	420,564
19,694	Winnebago Industries, Inc.	967,960
130,522	Wolverine World Wide, Inc.	3,563,251
28,718	World Wrestling Entertainment, Inc., Class A	761,889
67,403	ZAGG, Inc.(b)	1,054,857
10,910	Zoe’s Kitchen, Inc.(b)(c)	133,975
41,837	Zumiez, Inc.(b)	738,423

		301,832,950

	Consumer Staples—3.1%
76,987	Adecoagro SA (Argentina)(b)	782,188
30,916	Alliance One International, Inc.(b)	330,801
45,541	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	272,791
51,718	B&G Foods, Inc.(c)	1,644,633
54,016	Blue Buffalo Pet Products, Inc.(b)(c)	1,562,683
32,835	Bob Evans Farms, Inc.	2,534,534
5,681	Boston Beer Co., Inc. (The), Class A(b)	1,011,502
11,785	Calavo Growers, Inc.(c)	868,555
42,510	Cal-Maine Foods, Inc.(b)(c)	1,912,950
12,723	Central Garden & Pet Co.(b)	485,764
42,108	Central Garden & Pet Co., Class A(b)	1,554,206
39,581	Chefs’ Warehouse, Inc. (The)(b)	789,641
5,061	Coca-Cola Bottling Co. Consolidated	1,141,559
159,971	Coty, Inc., Class A	2,463,554
12,811	Craft Brew Alliance, Inc.(b)	233,801
35,764	Energizer Holdings, Inc.	1,537,494
5,961	Farmer Brothers Co.(b)	202,376
48,863	Fresh Del Monte Produce, Inc.	2,174,892
42,927	Ingles Markets, Inc., Class A	1,000,199
20,967	Inter Parfums, Inc.	970,772
39,237	Inventure Foods, Inc.(b)(c)	156,948
9,536	J & J Snack Foods Corp.	1,269,909
11,292	John B. Sanfilippo & Son, Inc.	664,534
16,070	Lancaster Colony Corp.	2,012,285
46,689	Landec Corp.(b)	618,629
9,197	Medifast, Inc.	573,893
5,704	MGP Ingredients, Inc.	387,644
5,221	National Beverage Corp.	511,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
16,014	Natural Grocers by Vitamin Cottage, Inc.(b)(c)	$78,629
29,616	Omega Protein Corp.	648,590
12,129	Orchids Paper Products Co.(c)	148,944
117,603	Pilgrim’s Pride Corp.(b)	3,737,423
18,541	PriceSmart, Inc.	1,553,736
15,616	Revlon, Inc., Class A(b)(c)	351,360
30,190	Sanderson Farms, Inc.	4,515,518
28,395	Seneca Foods Corp., Class A(b)	1,022,220
77,096	Smart & Final Stores, Inc.(b)	462,576
63,009	Snyder’s-Lance, Inc.	2,371,029
19,234	Spectrum Brands Holdings, Inc.(c)	2,114,201
200,142	SunOpta, Inc. (Canada)(b)	1,871,328
13,429	Tootsie Roll Industries, Inc.(c)	478,072
9,776	USANA Health Sciences, Inc.(b)	642,283
117,524	Vector Group Ltd.	2,442,149
24,473	Village Super Market, Inc., Class A	587,107
6,908	WD-40 Co.	765,752
25,589	Weis Markets, Inc.	993,621

		54,454,411

	Energy—5.2%
282,905	Approach Resources, Inc.(b)(c)	659,169
124,256	Archrock, Inc.	1,491,072
50,053	Ardmore Shipping Corp. (Ireland)(b)	415,440
259,783	Bill Barrett Corp.(b)	1,280,730
2,461	Bonanza Creek Energy, Inc.(b)	83,256
173,054	Bristow Group, Inc.(c)	1,633,630
38,219	Callon Petroleum Co.(b)	423,849
89,296	CARBO Ceramics, Inc.(b)(c)	739,371
35,815	Carrizo Oil & Gas, Inc.(b)	633,567
195,302	Clean Energy Fuels Corp.(b)	458,960
486,752	Cloud Peak Energy, Inc.(b)	2,068,696
108,295	Cobalt International Energy, Inc.(b)(c)	105,046
41,540	Comstock Resources, Inc.(b)(c)	196,069
58,386	Contango Oil & Gas Co.(b)	232,960
23,804	Core Laboratories NV(c)	2,378,020
114,994	CVR Energy, Inc.(c)	3,156,585
944,353	Denbury Resources, Inc.(b)	1,161,554
240,770	DHT Holdings, Inc.	948,634
22,689	Diamondback Energy, Inc.(b)	2,431,353
59,135	Dorian LPG Ltd.(b)	422,815
43,321	Dril-Quip, Inc.(b)	1,823,814
101,347	Eclipse Resources Corp.(b)	224,990
135,896	EP Energy Corp., Class A(b)(c)	366,919
66,413	Era Group, Inc.(b)	714,604
43,074	Exco Resources, Inc.(b)(c)	62,457
87,774	Exterran Corp.(b)	2,832,467
100,304	Fairmount Santrol Holdings, Inc.(b)(c)	432,310
106,025	Forum Energy Technologies, Inc.(b)	1,526,760
45,016	Frank’s International NV(c)	297,556
118,165	Frontline Ltd. (Norway)(c)	719,625
52,448	GasLog Ltd. (Monaco)(c)	904,728
363,273	Gener8 Maritime, Inc.(b)(c)	1,674,689
35,773	Geospace Technologies Corp.(b)	537,311
114,000	Golar LNG Ltd. (Bermuda)	2,408,820
114,586	Green Plains, Inc.	2,108,382

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
42,481	Gulf Island Fabrication, Inc.(c)	$558,625
130,017	Gulfport Energy Corp.(b)	1,781,233
38,352	Halcon Resources Corp.(b)(c)	252,356
29,115	Hallador Energy Co.	150,816
258,732	Helix Energy Solutions Group, Inc.(b)	1,764,552
550,145	Hornbeck Offshore Services, Inc.(b)(c)	2,052,041
39,487	Independence Contract Drilling, Inc.(b)	127,938
124,159	ION Geophysical Corp.(b)(c)	968,440
229,000	Jones Energy, Inc., Class A(b)(c)	293,120
207,655	Kosmos Energy Ltd. (Ghana)(b)(c)	1,594,790
30,179	Laredo Petroleum, Inc.(b)	359,734
16,543	Matador Resources Co.(b)	439,217
68,611	Matrix Service Co.(b)	967,415
9,732	NACCO Industries, Inc., Class A	404,851
15,899	Natural Gas Services Group, Inc.(b)	441,992
61,140	Navigator Holdings Ltd. (United Kingdom)(b)(c)	620,571
346,245	Navios Maritime Acquisition Corp.	432,806
216,382	Newpark Resources, Inc.(b)	1,893,343
258,038	Nordic American Tankers Ltd.(c)	1,145,689
222	Ocean Rig UDW, Inc. (Cyprus)(b)	5,945
133,408	Pacific Ethanol, Inc.(b)	640,358
54,902	Par Pacific Holdings, Inc.(b)	1,152,393
475,679	Parker Drilling Co.(b)	499,463
44,014	Parsley Energy, Inc., Class A(b)	1,170,772
34,566	PDC Energy, Inc.(b)	1,760,446
34,463	PHI, Inc.(b)	402,873
279,945	Pioneer Energy Services Corp.(b)	531,896
189,622	Renewable Energy Group, Inc.(b)	2,294,426
9,519	REX American Resources Corp.(b)	839,385
69,995	Rice Energy, Inc.(b)	1,984,358
17,881	RigNet, Inc.(b)	312,023
18,793	Ring Energy, Inc.(b)	240,738
67,101	RPC, Inc.(c)	1,631,225
43,748	RSP Permian, Inc.(b)	1,505,369
16,572	Sanchez Energy Corp.(b)(c)	71,757
583,265	Scorpio Tankers, Inc. (Monaco)	2,076,423
33,273	SEACOR Holdings, Inc.(b)	1,570,486
34,155	SEACOR Marine Holdings, Inc.(b)	483,293
63,726	SemGroup Corp., Class A	1,660,062
149,886	Ship Finance International Ltd. (Norway)(c)	2,233,301
90,196	SRC Energy, Inc.(b)	860,470
188,999	Stone Energy Corp.(b)(c)	5,560,351
436,150	Teekay Tankers Ltd., Class A (Bermuda)(c)	645,502
97,418	Tesco Corp.(b)	375,059
300,381	TETRA Technologies, Inc.(b)	853,082
311,722	Tsakos Energy Navigation Ltd. (Greece)(c)	1,399,632
112,108	Unit Corp.(b)	2,098,662
24,354	US Silica Holdings, Inc.(c)	743,041
386,858	W&T Offshore, Inc.(b)	1,210,866
47,385	Westmoreland Coal Co.(b)	82,213
169,962	Willbros Group, Inc.(b)	520,084

		91,221,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—17.0%
17,690	1st Source Corp.	$907,674
65,468	AG Mortgage Investment Trust, Inc. REIT	1,231,453
11,389	Allegiance Bancshares, Inc.(b)	446,449
14,962	A-Mark Precious Metals, Inc.	232,360
19,141	American National Insurance Co.	2,330,034
15,974	Ameris Bancorp	765,155
18,097	AMERISAFE, Inc.	1,170,876
89,671	AmTrust Financial Services, Inc.(c)	1,126,268
312,835	Anworth Mortgage Asset Corp. REIT	1,748,748
91,069	Apollo Commercial Real Estate Finance, Inc. REIT	1,645,617
55,830	Ares Commercial Real Estate Corp. REIT	724,673
43,983	Argo Group International Holdings Ltd.	2,768,730
46,362	Arlington Asset Investment Corp., Class A(c)	531,772
51,642	ARMOUR Residential REIT, Inc. REIT(c)	1,293,632
13,628	Arrow Financial Corp.	481,068
28,843	Artisan Partners Asset Management, Inc., Class A	992,199
12,931	Atlas Financial Holdings, Inc.(b)	255,387
23,787	Baldwin & Lyons, Inc., Class B	545,912
47,005	Banc of California, Inc.(c)	989,455
13,476	BancFirst Corp.	736,463
59,244	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,660,609
99,897	Bancorp, Inc. (The)(b)	840,134
71,883	BancorpSouth, Inc.	2,271,503
37,759	Bank Mutual Corp.	399,301
9,826	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	367,001
36,000	Bank of The Ozarks	1,678,320
13,916	BankFinancial Corp.	220,429
27,267	Banner Corp.	1,562,944
89,206	Beneficial Bancorp, Inc.	1,471,899
31,315	Berkshire Hills Bancorp, Inc.	1,199,364
243,718	BGC Partners, Inc., Class A	3,697,202
14,019	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	185,752
18,463	Blue Hills Bancorp, Inc.	400,647
33,230	BofI Holding, Inc.(b)(c)	893,887
25,442	BOK Financial Corp.	2,199,970
79,935	Boston Private Financial Holdings, Inc.	1,270,966
13,634	Bridge Bancorp, Inc.	484,007
83,526	Brookline Bancorp, Inc.	1,286,300
16,149	Bryn Mawr Bank Corp.	708,134
15,151	Camden National Corp.	654,069
19,770	Capital Bank Financial Corp., Class A	802,662
251,919	Capstead Mortgage Corp. REIT	2,221,926
62,052	Cathay General Bancorp	2,593,774
33,861	Cboe Global Markets, Inc.	3,828,325
22,412	CenterState Bank Corp.	597,056
25,112	Central Pacific Financial Corp.	781,485
15,138	Charter Financial Corp.	290,195
34,351	Chemical Financial Corp.	1,809,954
13,302	Cherry Hill Mortgage Investment Corp. REIT	242,229

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
15,988	City Holding Co.	$1,126,994
24,901	Clifton Bancorp, Inc.	424,064
60,329	CNA Financial Corp.	3,265,609
25,335	CoBiz Financial, Inc.	517,847
21,890	Cohen & Steers, Inc.	951,996
58,257	Columbia Banking System, Inc.	2,534,762
35,911	Community Bank System, Inc.	1,985,519
18,854	Community Trust Bancorp, Inc.	910,648
22,287	ConnectOne Bancorp, Inc.	598,406
65,484	Cowen, Inc., Class A(b)	982,260
28,709	Crawford & Co., Class B	338,192
6,419	Credit Acceptance Corp.(b)(c)	1,840,520
23,522	Customers Bancorp, Inc.(b)	643,091
75,346	CVB Financial Corp.	1,797,756
381,823	CYS Investments, Inc. REIT	3,054,584
2,406	Diamond Hill Investment Group, Inc.	509,904
40,811	Dime Community Bancshares, Inc.	899,883
17,523	Donegal Group, Inc., Class A	300,344
89,565	Donnelley Financial Solutions, Inc.(b)	1,925,647
149,309	Dynex Capital, Inc. REIT	1,045,163
18,560	Eagle Bancorp, Inc.(b)	1,237,024
21,000	eHealth, Inc.(b)	532,980
14,950	EMC Insurance Group, Inc.	440,427
38,046	Employers Holdings, Inc.	1,814,794
52,002	Encore Capital Group, Inc.(b)	2,415,493
71,785	Enova International, Inc.(b)	1,066,007
15,605	Enstar Group Ltd. (Bermuda)(b)	3,554,819
13,217	Enterprise Financial Services Corp.	576,261
27,065	Essent Group Ltd.(b)	1,153,510
22,790	Evercore, Inc., Class A	1,825,479
197,810	EZCORP, Inc., Class A(b)	2,027,552
15,118	FactSet Research Systems, Inc.	2,870,455
17,491	FBL Financial Group, Inc., Class A	1,352,929
20,978	FCB Financial Holdings, Inc., Class A(b)	979,673
11,103	Federal Agricultural Mortgage Corp., Class C	824,287
17,144	Federated National Holding Co.	262,989
20,378	Fidelity & Guaranty Life(c)	633,756
20,441	Fidelity Southern Corp.	448,271
16,798	Financial Engines, Inc.	606,408
17,212	Financial Institutions, Inc.	564,554
321,140	First BanCorp/Puerto Rico(b)	1,653,871
20,383	First Bancorp/Southern Pines NC	748,056
22,437	First Busey Corp.	698,239
6,307	First Citizens BancShares, Inc., Class A	2,554,335
87,792	First Commonwealth Financial Corp.	1,278,252
21,084	First Community Bancshares, Inc.	629,779
9,963	First Defiance Financial Corp.	539,995
76,176	First Financial Bancorp	2,079,605
37,409	First Financial Bankshares, Inc.(c)	1,707,721
13,210	First Financial Corp.	627,475
22,978	First Hawaiian, Inc.	671,877
19,972	First Interstate BancSystem, Inc., Class A	784,900
29,010	First Merchants Corp.	1,247,430
73,776	First Midwest Bancorp, Inc.	1,703,488
17,245	First of Long Island Corp. (The)	544,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
34,012	Firstcash, Inc.	$2,171,666
64,776	Five Oaks Investment Corp. REIT(c)	263,638
31,546	Flagstar Bancorp, Inc.(b)	1,178,874
35,740	Flushing Financial Corp.	1,071,485
147,152	FNFV Group(b)	2,538,372
6,958	Franklin Financial Network, Inc.(b)	238,659
61,147	Gain Capital Holdings, Inc.	451,265
15,004	German American Bancorp, Inc.	539,844
70,091	Glacier Bancorp, Inc.	2,660,654
22,993	Great Ajax Corp. REIT	325,351
13,299	Great Southern Bancorp, Inc.	714,821
49,604	Great Western Bancorp, Inc.	2,013,426
22,024	Green Bancorp, Inc.(b)	487,832
46,669	Green Dot Corp., Class A(b)	2,642,399
50,554	Greenhill & Co., Inc.(c)	925,138
44,269	Greenlight Capital Re Ltd., Class A(b)	976,131
23,984	Hanmi Financial Corp.	737,508
27,656	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	665,403
13,800	HCI Group, Inc.	516,948
18,945	Heartland Financial USA, Inc.	933,041
28,970	Heritage Financial Corp.	883,585
56,444	Heritage Insurance Holdings, Inc.(c)	905,362
77,551	Hilltop Holdings, Inc.	1,827,102
63,151	Home BancShares, Inc.	1,419,634
25,211	HomeStreet, Inc.(b)	732,380
18,587	HomeTrust Bancshares, Inc.(b)	487,909
73,210	Hope Bancorp, Inc.	1,350,724
62,636	Horace Mann Educators Corp.	2,743,457
15,707	Horizon Bancorp	432,257
7,511	Houlihan Lokey, Inc., Class A	312,683
22,768	Impac Mortgage Holdings, Inc.(b)(c)	298,261
16,771	Independent Bank Corp.	377,347
20,710	Independent Bank Corp./MA	1,493,191
7,273	Independent Bank Group, Inc.	457,472
20,299	Infinity Property & Casualty Corp.	1,915,211
15,678	Interactive Brokers Group, Inc., Class A	846,926
64,777	International Bancshares Corp.	2,629,946
21,217	INTL FCStone, Inc.(b)	880,718
32,667	Investment Technology Group, Inc.	766,694
33,811	James River Group Holdings Ltd.	1,430,882
76,745	Kearny Financial Corp.	1,155,012
65,244	Ladder Capital Corp., Class A REIT	876,879
31,847	Lakeland Bancorp, Inc.	654,456
17,256	Lakeland Financial Corp.	833,120
29,775	LegacyTexas Financial Group, Inc.	1,187,725
209,474	LendingClub Corp.(b)	1,191,907
119,864	Maiden Holdings Ltd.	988,878
17,411	MainSource Financial Group, Inc.	656,221
6,141	MarketAxess Holdings, Inc.	1,068,534
13,550	Marlin Business Services Corp.	296,745
65,367	MB Financial, Inc.	3,002,960
17,210	Mercantile Bank Corp.	621,281
51,926	Mercury General Corp.	2,906,298
30,017	Meridian Bancorp, Inc.	591,335
4,382	Meta Financial Group, Inc.	382,329

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
9,257	MidWestOne Financial Group, Inc.	$325,939
6,065	Moelis & Co., Class A	259,279
11,392	Morningstar, Inc.	970,712
32,146	MSCI, Inc., Class A	3,772,655
98,500	MTGE Investment Corp. REIT	1,782,850
23,886	National Bank Holdings Corp., Class A	783,939
7,395	National Commerce Corp.(b)	301,346
48,766	National General Holdings Corp.	984,098
4,214	National Western Life Group, Inc., Class A	1,506,842
79,701	Nationstar Mortgage Holdings, Inc.(b)	1,551,778
15,478	Navigators Group, Inc. (The)	897,724
46,016	NBT Bancorp, Inc.	1,755,050
27,353	Nelnet, Inc., Class A	1,601,245
333,287	New York Mortgage Trust, Inc. REIT(c)	2,009,721
17,364	Newtek Business Services Corp.(c)	298,140
33,310	NMI Holdings, Inc., Class A(b)	484,660
40,651	Northfield Bancorp, Inc.	693,506
156,191	Northwest Bancshares, Inc.	2,634,942
15,298	OceanFirst Financial Corp.	424,519
439,225	Ocwen Financial Corp.(b)(c)	1,532,895
118,480	OFG Bancorp(c)	1,054,472
140,175	Old National Bancorp	2,551,185
20,367	OM Asset Management PLC	311,208
67,770	On Deck Capital, Inc.(b)	334,106
99,946	OneMain Holdings, Inc.(b)	3,175,284
29,221	Oppenheimer Holdings, Inc., Class A	635,557
23,664	Opus Bank(b)	612,898
20,684	Orchid Island Capital, Inc. REIT(c)	206,013
74,930	Oritani Financial Corp.	1,270,064
16,668	Pacific Continental Corp.	466,704
11,888	Pacific Premier Bancorp, Inc.(b)	480,275
16,981	Park National Corp.	1,864,344
29,921	Park Sterling Corp.	376,107
11,461	Peapack-Gladstone Financial Corp.	397,582
12,698	PennyMac Financial Services, Inc., Class A(b)	241,262
17,569	Peoples Bancorp, Inc.	581,885
18,717	Pinnacle Financial Partners, Inc.	1,239,065
20,162	Piper Jaffray Cos.	1,473,842
55,785	PRA Group, Inc.(b)	1,556,402
5,867	Preferred Bank	362,170
37,103	Primerica, Inc.	3,283,616
12,184	Provident Financial Holdings, Inc.	235,517
78,323	Provident Financial Services, Inc.	2,130,386
6,832	QCR Holdings, Inc.	326,228
148,644	Redwood Trust, Inc. REIT	2,335,197
26,307	Regional Management Corp.(b)	649,520
36,913	Renasant Corp.	1,528,198
16,175	Republic Bancorp, Inc., Class A	636,001
181,246	Resource Capital Corp. REIT	1,859,584
33,886	S&T Bancorp, Inc.	1,385,599
16,571	Safeguard Scientifics, Inc.(b)	233,651
24,094	Safety Insurance Group, Inc.	1,980,527
22,833	Sandy Spring Bancorp, Inc.	922,682
17,671	Seacoast Banking Corp. of Florida(b)	438,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
61,244	SEI Investments Co.	$3,950,850
14,239	ServisFirst Bancshares, Inc.	583,941
10,604	Sierra Bancorp	280,582
19,842	Simmons First National Corp., Class A	1,144,883
14,907	South State Corp.	1,342,375
23,838	Southside Bancshares, Inc.	844,104
27,710	State Auto Financial Corp.	710,484
26,228	State Bank Financial Corp.	758,251
27,330	State National Cos., Inc.	574,477
70,606	Sterling Bancorp	1,768,680
40,159	Stewart Information Services Corp.	1,523,632
12,361	Stock Yards Bancorp, Inc.	466,628
9,223	Territorial Bancorp, Inc.	291,355
33,141	Texas Capital Bancshares, Inc.(b)	2,851,783
29,981	TFS Financial Corp.	462,307
82,327	Third Point Reinsurance Ltd. (Bermuda)(b)	1,374,861
11,441	Tompkins Financial Corp.	996,740
36,659	TowneBank	1,228,077
18,709	TriCo Bancshares	774,927
17,721	TriState Capital Holdings, Inc.(b)	401,381
13,850	Triumph Bancorp, Inc.(b)	429,350
123,258	TrustCo Bank Corp. NY	1,130,892
86,628	Trustmark Corp.	2,853,526
37,431	UMB Financial Corp.	2,752,301
41,560	Union Bankshares Corp.	1,434,236
46,653	United Community Banks, Inc.	1,279,225
51,269	United Financial Bancorp, Inc.	938,735
34,426	United Fire Group, Inc.	1,586,694
22,645	United Insurance Holdings Corp.	356,432
37,924	Universal Insurance Holdings, Inc.	904,487
25,003	Univest Corp. of Pennsylvania	732,588
14,412	Virtu Financial, Inc., Class A(c)	203,930
5,918	Virtus Investment Partners, Inc.	688,855
31,938	Walker & Dunlop, Inc.(b)	1,753,077
282,367	Walter Investment Management Corp.(b)(c)	123,620
14,042	Washington Trust Bancorp, Inc.	779,331
23,888	Waterstone Financial, Inc.	458,650
41,015	WesBanco, Inc.	1,657,006
26,365	Westamerica Bancorporation(c)	1,535,234
45,329	Western Alliance Bancorp(b)	2,529,358
160,979	Western Asset Mortgage Capital Corp. REIT	1,621,059
50,177	WisdomTree Investments, Inc.(c)	556,463
26,685	World Acceptance Corp.(b)	2,334,938
20,244	WSFS Financial Corp.	1,006,127

		300,195,272

	Health Care—8.7%
11,666	Abaxis, Inc.	564,634
5,220	ABIOMED, Inc.(b)	1,007,042
56,811	Acadia Healthcare Co., Inc.(b)(c)	1,781,593
44,772	Accuray, Inc.(b)	212,667
45,354	Aceto Corp.	456,715
93,830	Achillion Pharmaceuticals, Inc.(b)	377,197
40,866	Acorda Therapeutics, Inc.(b)	1,086,014

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
7,952	Addus HomeCare Corp.(b)	$286,272
54,654	Akorn, Inc.(b)	1,780,081
13,164	Alder Biopharmaceuticals, Inc.(b)	148,095
15,116	Align Technology, Inc.(b)	3,612,422
28,927	Alkermes PLC(b)	1,410,481
7,487	Almost Family, Inc.(b)	331,300
25,138	Alnylam Pharmaceuticals, Inc.(b)	3,062,814
49,065	AMAG Pharmaceuticals, Inc.(b)	770,320
28,111	Amedisys, Inc.(b)	1,352,420
15,084	American Renal Associates Holdings, Inc.(b)(c)	182,969
58,088	Amicus Therapeutics, Inc.(b)	827,173
34,413	AMN Healthcare Services, Inc.(b)	1,510,731
20,641	Amphastar Pharmaceuticals, Inc.(b)	372,983
11,964	Analogic Corp.	960,709
47,219	AngioDynamics, Inc.(b)	801,306
9,222	Anika Therapeutics, Inc.(b)	503,798
104,465	Arbutus Biopharma Corp. (Canada)(b)(c)	590,227
18,162	Atara Biotherapeutics, Inc.(b)(c)	257,900
10,735	athenahealth, Inc.(b)	1,372,792
13,926	AtriCure, Inc.(b)	298,573
774	Atrion Corp.	509,021
33,070	BioMarin Pharmaceutical, Inc.(b)	2,714,716
339,777	BioScrip, Inc.(b)(c)	859,636
19,148	Bio-Techne Corp.	2,508,771
10,680	Bluebird Bio, Inc.(b)	1,485,588
76,098	Bruker Corp.	2,389,477
15,898	Cambrex Corp.(b)	687,588
7,252	Cantel Medical Corp.	711,276
34,431	Capital Senior Living Corp.(b)	457,932
7,627	Cardiovascular Systems, Inc.(b)	183,582
75,121	Celldex Therapeutics, Inc.(b)	183,295
31,621	Charles River Laboratories International, Inc.(b)	3,677,206
9,821	Chemed Corp.	2,194,306
56,646	Chimerix, Inc.(b)	278,698
31,058	Civitas Solutions, Inc.(b)	579,232
3,806	Clovis Oncology, Inc.(b)	286,858
27,050	Computer Programs & Systems, Inc.(c)	815,558
32,806	CONMED Corp.	1,713,129
11,356	CorVel Corp.(b)	681,360
5,749	Cotiviti Holdings, Inc.(b)	202,135
35,326	Cross Country Healthcare, Inc.(b)	482,200
16,117	CryoLife, Inc.(b)	313,476
52,176	Depomed, Inc.(b)	252,532
3,768	DexCom, Inc.(b)	169,447
69,381	Diplomat Pharmacy, Inc.(b)	1,460,470
52,672	Dynavax Technologies Corp.(b)	1,158,784
33,662	Emergent Biosolutions, Inc.(b)	1,379,805
12,393	Enanta Pharmaceuticals, Inc.(b)	615,560
27,967	Endologix, Inc.(b)	148,225
55,095	Ensign Group, Inc. (The)	1,271,593
7,942	Esperion Therapeutics, Inc.(b)	363,267
13,653	Evolent Health, Inc., Class A(b)(c)	221,861
18,000	Exact Sciences Corp.(b)	989,820
16,891	Exactech, Inc.(b)	706,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
8,606	FibroGen, Inc.(b)	$480,645
14,520	Five Prime Therapeutics, Inc.(b)	651,367
167,194	Five Star Senior Living, Inc.(b)	250,791
129,679	Genesis Healthcare, Inc., Class A(b)(c)	126,657
44,530	Globus Medical, Inc., Class A(b)	1,419,171
49,506	Haemonetics Corp.(b)	2,354,505
70,751	Halyard Health, Inc.(b)	2,982,155
6,752	HealthEquity, Inc.(b)	339,085
17,275	HealthStream, Inc.(b)	422,547
48,672	Hill-Rom Holdings, Inc.	3,928,317
73,872	HMS Holdings Corp.(b)	1,421,297
91,967	Horizon Pharma PLC(b)	1,247,073
29,760	ICON PLC(b)	3,537,274
6,854	ICU Medical, Inc.(b)	1,309,799
16,599	IDEXX Laboratories, Inc.(b)	2,758,256
141,428	Impax Laboratories, Inc.(b)	2,566,918
23,124	INC Research Holdings, Inc., Class A(b)	1,321,537
3,786	Incyte Corp.(b)	428,765
3,159	Inogen, Inc.(b)	312,520
47,064	Inovalon Holdings, Inc., Class A(b)(c)	788,322
21,669	Insmed, Inc.(b)	585,280
4,504	Insulet Corp.(b)	264,880
17,866	Insys Therapeutics, Inc.(b)(c)	92,010
45,485	Integer Holdings Corp.(b)	2,210,571
16,112	Integra LifeSciences Holdings Corp.(b)	753,719
3,079	Intercept Pharmaceuticals, Inc.(b)(c)	189,759
27,280	Intra-Cellular Therapies, Inc.(b)	425,295
15,487	Intrexon Corp.(b)(c)	253,212
87,458	Invacare Corp.	1,355,599
7,220	Ionis Pharmaceuticals, Inc.(b)(c)	412,334
38,076	Juno Therapeutics, Inc.(b)(c)	1,709,993
12,026	K2M Group Holdings, Inc.(b)	236,792
28,857	Lannett Co., Inc.(b)(c)	574,254
13,827	LHC Group, Inc.(b)	923,782
3,571	Ligand Pharmaceuticals, Inc.(b)(c)	519,045
14,063	LivaNova PLC(b)	1,039,256
35,442	Luminex Corp.	756,687
15,634	MacroGenics, Inc.(b)	309,397
10,006	Masimo Corp.(b)	878,127
21,645	Medicines Co. (The)(b)	622,077
9,395	Medidata Solutions, Inc.(b)	706,786
11,751	Medpace Holdings, Inc.(b)	440,310
77,821	Meridian Bioscience, Inc.	1,163,424
36,868	Merit Medical Systems, Inc.(b)	1,402,827
22,078	Momenta Pharmaceuticals, Inc.(b)	311,300
95,496	Myriad Genetics, Inc.(b)	3,273,603
21,105	Natus Medical, Inc.(b)	894,852
12,287	Neogen Corp.(b)	985,417
10,773	Neurocrine Biosciences, Inc.(b)	669,111
2,095	Nevro Corp.(b)	183,480
12,330	NewLink Genetics Corp.(b)(c)	115,409
211,414	Novavax, Inc.(b)(c)	230,441
21,530	NuVasive, Inc.(b)	1,221,397
14,622	NxStage Medical, Inc.(b)	394,063
23,840	Omnicell, Inc.(b)	1,187,232
151,303	OPKO Health, Inc.(b)(c)	1,018,269

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
21,192	OraSure Technologies, Inc.(b)	$418,542
18,925	Orthofix International NV(b)	1,016,840
6,863	Pacira Pharmaceuticals, Inc.(b)	219,959
3,710	Penumbra, Inc.(b)	373,041
85,444	PharMerica Corp.(b)	2,503,509
13,099	Phibro Animal Health Corp., Class A	493,177
13,298	Portola Pharmaceuticals, Inc.(b)	657,054
23,934	PRA Health Sciences, Inc.(b)	1,948,946
31,575	Premier, Inc., Class A(b)	1,031,555
38,080	Prestige Brands Holdings, Inc.(b)	1,785,952
7,193	Prothena Corp. PLC (Ireland)(b)	417,554
29,737	Providence Service Corp. (The)(b)	1,653,377
18,075	PTC Therapeutics, Inc.(b)	338,726
67,899	Quality Systems, Inc.(b)	955,339
17,668	Quidel Corp.(b)	723,505
251,262	Quorum Health Corp.(b)	1,437,219
9,057	Radius Health, Inc.(b)	290,820
97,157	RadNet, Inc.(b)	1,063,869
11,394	REGENXBIO, Inc.(b)	341,250
7,727	Repligen Corp.(b)	287,444
15,770	Retrophin, Inc.(b)	392,200
120,152	RTI Surgical, Inc.(b)	540,684
55,357	Sangamo Therapeutics, Inc.(b)	686,427
7,218	Sarepta Therapeutics, Inc.(b)	355,920
10,222	Seattle Genetics, Inc.(b)	626,711
3,536	Spark Therapeutics, Inc.(b)	286,062
62,067	Spectrum Pharmaceuticals, Inc.(b)	1,215,893
18,239	Surgery Partners, Inc.(b)(c)	168,711
9,135	SurModics, Inc.(b)	271,766
12,718	Taro Pharmaceutical Industries Ltd.(b)(c)	1,429,758
41,192	Tetraphase Pharmaceuticals, Inc.(b)	247,564
6,878	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	198,499
30,191	Tivity Health, Inc.(b)	1,396,334
61,760	Triple-S Management Corp., Class B(b)	1,482,858
7,117	U.S. Physical Therapy, Inc.	483,600
6,787	Ultragenyx Pharmaceutical, Inc.(b)	312,813
14,573	Veeva Systems, Inc., Class A(b)	888,079
20,498	Vertex Pharmaceuticals, Inc.(b)	2,997,423
33,311	West Pharmaceutical Services, Inc.	3,377,735
48,878	Wright Medical Group NV(b)	1,281,092
22,039	Zogenix, Inc.(b)	826,463

		152,953,781

	Industrials—17.2%
15,014	AAON, Inc.	525,490
69,785	AAR Corp.	2,713,939
164,452	ACCO Brands Corp.(b)	2,146,099
71,389	Actuant Corp., Class A	1,820,419
48,629	Advanced Drainage Systems, Inc.	950,697
22,383	Advisory Board Co. (The)(b)	1,207,003
77,974	Aegion Corp.(b)	1,816,014
53,878	Aerojet Rocketdyne Holdings, Inc.(b)	1,701,467
16,402	Aerovironment, Inc.(b)	839,126
71,714	Air Transport Services Group, Inc.(b)	1,735,479
10,041	Alamo Group, Inc.	1,059,325
22,879	Alaska Air Group, Inc.	1,510,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
22,212	Albany International Corp., Class A	$1,340,494
3,274	Allegiant Travel Co.	446,574
35,937	Allegion PLC	2,996,786
24,949	Altra Industrial Motion Corp.	1,195,057
59,304	Ameresco, Inc., Class A(b)	456,641
15,659	American Railcar Industries, Inc.(c)	623,228
8,269	American Woodmark Corp.(b)	798,785
17,183	Apogee Enterprises, Inc.	820,145
41,151	Applied Industrial Technologies, Inc.	2,619,261
79,089	ARC Document Solutions, Inc.(b)	349,573
65,023	ArcBest Corp.	2,119,750
8,233	Argan, Inc.	566,019
70,541	Armstrong Flooring, Inc.(b)	1,044,007
15,427	Astec Industries, Inc.	801,433
18,833	Astronics Corp.(b)	647,855
11,844	Atkore International Group, Inc.(b)	228,708
5,237	Atlas Air Worldwide Holdings, Inc.(b)	321,290
14,586	Axon Enterprise, Inc.(b)(c)	335,040
25,075	AZZ, Inc.	1,198,585
144,800	Babcock & Wilcox Enterprises, Inc.(b)(c)	634,224
43,944	Barnes Group, Inc.	2,860,315
6,357	Barrett Business Services, Inc.	386,442
68,155	Beacon Roofing Supply, Inc.(b)	3,776,469
64,410	BMC Stock Holdings, Inc.(b)	1,381,594
44,471	Brady Corp., Class A	1,692,122
91,586	Briggs & Stratton Corp.	2,307,967
94,884	Builders FirstSource, Inc.(b)	1,709,810
57,950	BWX Technologies, Inc.	3,472,364
17,839	Caesarstone Ltd. (Israel)(b)	504,844
50,821	CAI International, Inc.(b)	1,881,393
56,982	Casella Waste Systems, Inc., Class A(b)	1,051,888
78,048	CBIZ, Inc.(b)	1,322,914
36,919	CECO Environmental Corp.	323,780
110,006	Celadon Group, Inc.(c)	808,544
47,874	Chart Industries, Inc.(b)	2,082,519
16,623	CIRCOR International, Inc.	730,581
591,581	Civeo Corp.(b)	1,236,404
27,527	Columbus McKinnon Corp.	1,088,968
38,792	Comfort Systems USA, Inc.	1,718,486
108,684	Commercial Vehicle Group, Inc.(b)	882,514
30,146	Continental Building Products, Inc.(b)	804,898
11,700	Copa Holdings SA, Class A (Panama)	1,441,323
98,030	Copart, Inc.(b)	3,557,509
180,110	Costamare, Inc. (Monaco)(c)	1,118,483
33,768	Covenant Transportation Group, Inc., Class A(b)	1,002,910
12,931	CRA International, Inc.	546,464
16,113	CSW Industrials, Inc.(b)	790,343
26,124	Cubic Corp.	1,425,064
350,571	Diana Shipping, Inc. (Greece)(b)(c)	1,416,307
17,637	DMC Global, Inc.	383,605
24,524	Douglas Dynamics, Inc.	1,028,782
19,110	Ducommun, Inc.(b)	630,057
31,053	DXP Enterprises, Inc.(b)	995,870
29,029	Dycom Industries, Inc.(b)	2,549,617
46,162	Eagle Bulk Shipping, Inc.(b)(c)	216,961

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
51,269	Echo Global Logistics, Inc.(b)	$1,233,019
27,009	Encore Wire Corp.	1,219,456
28,949	Engility Holdings, Inc.(b)	974,713
58,049	Ennis, Inc.	1,169,687
29,685	EnPro Industries, Inc.	2,485,822
21,283	ESCO Technologies, Inc.	1,233,350
12,198	Exponent, Inc.	900,822
67,452	Federal Signal Corp.	1,440,100
8,857	Forrester Research, Inc.	387,051
26,815	Forward Air Corp.	1,540,254
15,445	Franklin Covey Co.(b)	299,633
33,551	Franklin Electric Co., Inc.	1,526,570
39,976	FreightCar America, Inc.	748,351
28,870	Gibraltar Industries, Inc.(b)	959,927
36,501	Global Brass & Copper Holdings, Inc.	1,277,535
10,155	GMS, Inc.(b)	345,778
19,348	GP Strategies Corp.(b)	562,059
10,109	Graham Corp.	194,800
36,712	Granite Construction, Inc.	2,338,187
175,357	Great Lakes Dredge & Dock Corp.(b)	894,321
48,640	Greenbrier Cos., Inc. (The)(c)	2,539,008
55,870	Griffon Corp.	1,259,868
80,591	H&E Equipment Services, Inc.	2,654,668
15,706	Hawaiian Holdings, Inc.(b)	526,151
151,584	HC2 Holdings, Inc.(b)	823,101
45,854	Healthcare Services Group, Inc.	2,425,218
51,504	Heartland Express, Inc.	1,098,580
11,787	HEICO Corp.	1,068,845
24,954	HEICO Corp., Class A	1,898,999
33,065	Heidrick & Struggles International, Inc.	821,665
53,386	Herc Holdings, Inc.(b)	2,587,086
15,511	Heritage-Crystal Clean, Inc.(b)	303,240
77,970	Herman Miller, Inc.	2,619,792
57,112	Hexcel Corp.	3,466,127
75,806	Hillenbrand, Inc.	2,998,127
57,102	HNI Corp.	1,954,030
41,830	Huron Consulting Group, Inc.(b)	1,530,978
21,897	Hyster-Yale Materials Handling, Inc.	1,718,696
30,229	ICF International, Inc.(b)	1,623,297
72,720	InnerWorkings, Inc.(b)	791,194
18,356	Insperity, Inc.	1,741,984
12,384	Insteel Industries, Inc.	316,411
73,113	Interface, Inc.	1,666,976
136,796	JetBlue Airways Corp.(b)	2,619,643
12,507	John Bean Technologies Corp.	1,336,998
10,251	Kadant, Inc.	1,164,514
39,598	Kaman Corp.	2,215,112
90,446	Kelly Services, Inc., Class A	2,379,634
36,716	KeyW Holding Corp. (The)(b)(c)	277,206
36,138	Kforce, Inc.	757,091
43,367	Kimball International, Inc., Class B	831,345
46,593	Knight-Swift Transportation Holdings, Inc., Class A(b)	1,931,280
54,794	Knoll, Inc.	1,162,729
49,217	Korn/Ferry International	2,058,747
1,007,256	Kratos Defense & Security Solutions, Inc.(b)	12,127,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
35,711	Landstar System, Inc.	$3,526,461
69,871	Layne Christensen Co.(b)	922,996
41,873	LB Foster Co., Class A(b)	1,042,638
18,762	Lennox International, Inc.	3,585,981
11,196	Lindsay Corp.(c)	1,025,106
38,056	LSI Industries, Inc.	264,489
12,525	Lydall, Inc.(b)	723,945
124,408	Manitowoc Co., Inc. (The)(b)	1,184,364
57,450	Marten Transport Ltd.	1,128,893
27,551	Masonite International Corp.(b)	1,848,672
13,973	Matson, Inc.	380,485
23,068	Matthews International Corp., Class A	1,449,824
30,523	McGrath RentCorp	1,364,378
14,506	Mercury Systems, Inc.(b)	732,118
20,795	Middleby Corp. (The)(b)	2,410,141
21,230	Milacron Holdings Corp.(b)	381,079
19,912	Miller Industries, Inc.	562,514
25,722	Mistras Group, Inc.(b)	540,419
43,778	Mobile Mini, Inc.	1,449,052
30,358	MSA Safety, Inc.	2,413,461
51,669	Mueller Industries, Inc.	1,795,498
107,496	Mueller Water Products, Inc., Class A	1,283,502
11,864	Multi-Color Corp.	981,153
32,101	MYR Group, Inc.(b)	1,023,701
10,022	National Presto Industries, Inc.	1,171,572
69,800	Navigant Consulting, Inc.(b)	1,208,238
736,851	Navios Maritime Holdings, Inc. (Monaco)(b)(c)	1,341,069
49,019	NCI Building Systems, Inc.(b)	781,853
33,344	NN, Inc.	985,315
24,316	Nordson Corp.	3,080,594
33,497	Northwest Pipe Co.(b)	610,985
42,420	On Assignment, Inc.(b)	2,596,952
56,525	Orion Group Holdings, Inc.(b)	406,980
10,400	P.A.M. Transportation Services, Inc.(b)	304,408
17,902	Park-Ohio Holdings Corp.	844,079
9,243	Patrick Industries, Inc.(b)	859,599
37,386	PGT Innovations, Inc.(b)	527,143
27,044	Ply Gem Holdings, Inc.(b)	457,044
19,813	Powell Industries, Inc.	574,181
45,120	Primoris Services Corp.	1,275,542
11,906	Proto Labs, Inc.(b)	1,038,799
109,075	Quad/Graphics, Inc., Class A	2,485,819
48,185	Quanex Building Products Corp.	1,057,661
32,295	Raven Industries, Inc.	1,086,727
13,093	RBC Bearings, Inc.(b)	1,621,175
51,719	Resources Connection, Inc.	814,574
195,468	Roadrunner Transportation Systems, Inc.(b)	1,720,118
42,326	Rollins, Inc.	1,858,535
102,480	RPX Corp.(b)	1,334,290
350,927	Safe Bulkers, Inc. (Greece)(b)(c)	1,245,791
36,462	Saia, Inc.(b)	2,362,738
112,564	Scorpio Bulkers, Inc.(b)	900,512
255,048	Seaspan Corp. (Hong Kong)(c)	1,785,336
29,463	Simpson Manufacturing Co., Inc.	1,642,268

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
16,944	Siteone Landscape Supply, Inc.(b)	$1,076,113
30,391	SkyWest, Inc.	1,431,416
37,445	SP Plus Corp.(b)	1,450,994
55,938	Spartan Motors, Inc.	903,399
15,844	Sparton Corp.(b)	369,007
18,734	Spirit Airlines, Inc.(b)	694,844
48,235	SPX Corp.(b)	1,412,803
9,609	Standex International Corp.	995,012
164,301	Steelcase, Inc., Class A	2,390,580
20,403	Sun Hydraulics Corp.	1,173,785
75,481	Sunrun, Inc.(b)(c)	433,261
31,467	Team, Inc.(b)	387,044
15,660	Tennant Co.	1,086,021
52,156	Tetra Tech, Inc.	2,568,683
81,353	Textainer Group Holdings Ltd.(b)(c)	1,590,451
39,675	Thermon Group Holdings, Inc.(b)	853,409
96,620	Titan International, Inc.	941,079
86,389	Titan Machinery, Inc.(b)	1,286,332
48,679	Toro Co. (The)	3,059,475
8,521	Trex Co., Inc.(b)	932,623
69,971	TriMas Corp.(b)	1,857,730
30,722	TriNet Group, Inc.(b)	1,066,668
66,291	Triton International Ltd. (Bermuda)(b)	2,645,011
87,330	TrueBlue, Inc.(b)	2,366,643
17,200	Twin Disc, Inc.(b)	367,220
14,740	UniFirst Corp.	2,321,550
22,571	Universal Forest Products, Inc.	2,548,266
15,961	US Ecology, Inc.	758,946
41,731	USA Truck, Inc.(b)	588,407
93,334	USG Corp.(b)	3,204,156
46,948	Vectrus, Inc.(b)	1,432,383
49,413	Veritiv Corp.(b)	1,588,628
29,535	Viad Corp.	1,714,507
12,339	VSE Corp.	605,845
105,358	Wabash National Corp.	2,370,555
7,625	WageWorks, Inc.(b)	486,094
22,898	Watts Water Technologies, Inc., Class A	1,543,325
82,129	Werner Enterprises, Inc.	2,927,899
108,756	Wesco Aircraft Holdings, Inc.(b)	984,242
15,566	Willis Lease Finance Corp.(b)	390,551
41,226	Xerium Technologies, Inc.(b)	193,762

		302,723,947

	Information Technology—16.2%
6,039	2U, Inc.(b)	384,262
55,539	3D Systems Corp.(b)(c)	687,573
28,970	8x8, Inc.(b)	386,749
101,264	ACI Worldwide, Inc.(b)	2,438,437
28,077	Actua Corp.(b)	433,790
62,325	Acxiom Corp.(b)	1,568,097
52,706	ADTRAN, Inc.	1,112,097
13,504	Advanced Energy Industries, Inc.(b)	1,144,059
234,492	Advanced Micro Devices, Inc.(b)(c)	2,575,895
26,187	Alpha & Omega Semiconductor Ltd.(b)	482,626
11,959	Ambarella, Inc.(b)(c)	674,966
7,293	Applied Optoelectronics, Inc.(b)(c)	297,117
7,118	Arista Networks, Inc.(b)	1,422,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
8,826	Aspen Technology, Inc.(b)	$569,454
79,578	Avid Technology, Inc.(b)	353,326
78,356	AVX Corp.	1,476,227
23,666	Axcelis Technologies, Inc.(b)	778,611
18,786	Badger Meter, Inc.	822,827
77,751	Bankrate, Inc.(b)	1,080,739
66,055	Bazaarvoice, Inc.(b)	318,715
14,601	Bel Fuse, Inc., Class B	472,342
36,681	Belden, Inc.	2,931,179
83,621	Black Box Corp.	259,225
11,491	Black Knight, Inc.(b)	521,117
14,874	Blackbaud, Inc.	1,506,736
53,108	Blackhawk Network Holdings, Inc., Class A(b)	1,803,017
57,157	Blucora, Inc.(b)	1,240,307
24,499	Bottomline Technologies (de), Inc.(b)	797,687
10,094	BroadSoft, Inc.(b)(c)	553,656
55,082	Brooks Automation, Inc.	1,894,270
30,479	Cabot Microelectronics Corp.	2,946,405
29,273	CalAmp Corp.(b)	665,375
62,995	Calix, Inc.(b)	346,472
10,673	Callidus Software, Inc.(b)	270,561
34,420	Cardtronics PLC, Class A(b)	788,218
7,440	Cass Information Systems, Inc.	479,880
10,131	Cavium, Inc.(b)	698,938
7,717	CEVA, Inc.(b)	372,731
95,074	Ciena Corp.(b)	2,022,224
19,137	Cimpress NV (Netherlands)(b)(c)	2,088,612
40,692	Cirrus Logic, Inc.(b)	2,278,752
18,516	Cognex Corp.	2,280,245
10,076	Coherent, Inc.(b)	2,647,066
29,381	Cohu, Inc.	758,030
19,313	CommVault Systems, Inc.(b)	1,005,242
95,801	Comtech Telecommunications Corp.	2,060,680
12,956	Control4 Corp.(b)	381,554
10,999	CoStar Group, Inc.(b)	3,252,954
49,936	Cray, Inc.(b)	1,031,178
32,252	CSG Systems International, Inc.	1,365,550
28,595	CTS Corp.	777,784
5,661	CyberArk Software Ltd. (Israel)(b)	239,857
78,583	Daktronics, Inc.	807,047
26,595	Dell Technologies, Inc., Class V(b)	2,201,268
98,365	DHI Group, Inc.(b)	216,403
39,364	Digi International, Inc.(b)	409,386
51,656	Diodes, Inc.(b)	1,773,867
36,139	Dolby Laboratories, Inc., Class A	2,093,894
24,928	DSP Group, Inc.(b)	334,035
78,981	Eastman Kodak Co.(b)	422,548
11,799	Ebix, Inc.(c)	801,742
69,237	Electro Scientific Industries, Inc.(b)	1,238,650
38,670	Electronics For Imaging, Inc.(b)	1,193,356
5,513	Ellie Mae, Inc.(b)	495,894
23,169	EMCORE Corp.(b)	191,144
42,078	Endurance International Group Holdings, Inc.(b)	345,040
77,648	Entegris, Inc.	2,542,972

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
18,371	Envestnet, Inc.(b)	$981,011
19,860	EPAM Systems, Inc.(b)	1,810,239
20,127	ePlus, Inc.(b)	1,924,141
37,144	Etsy, Inc.(b)	620,305
33,306	Euronet Worldwide, Inc.(b)	3,218,692
267,649	Everi Holdings, Inc.(b)	2,218,810
48,085	EVERTEC, Inc.	721,275
18,829	ExlService Holdings, Inc.(b)	1,175,306
65,579	Extreme Networks, Inc.(b)	786,948
24,183	Fabrinet (Thailand)(b)	899,124
9,323	Fair Isaac Corp.	1,353,327
18,647	FARO Technologies, Inc.(b)	965,915
65,496	Finisar Corp.(b)	1,541,776
98,638	FireEye, Inc.(b)(c)	1,668,955
193,081	Fitbit, Inc., Class A(b)(c)	1,185,517
32,676	FormFactor, Inc.(b)	594,703
35,143	Fortinet, Inc.(b)	1,384,986
21,450	Gartner, Inc.(b)	2,687,899
6,927	Gigamon, Inc.(b)	266,689
6,783	Globant SA(b)(c)	255,855
163,315	Glu Mobile, Inc.(b)(c)	654,893
13,744	GoDaddy, Inc., Class A(b)	641,845
25,863	Gogo, Inc.(b)(c)	257,078
28,101	GrubHub, Inc.(b)(c)	1,714,723
8,319	GTT Communications, Inc.(b)	303,228
14,940	Guidewire Software, Inc.(b)	1,194,901
15,284	Hackett Group, Inc. (The)	235,985
138,881	Harmonic, Inc.(b)	513,860
43,838	II-VI, Inc.(b)	1,981,478
6,782	Imperva, Inc.(b)	289,591
100,619	Infinera Corp.(b)	842,181
8,004	Inphi Corp.(b)(c)	328,004
78,611	Inseego Corp.(b)(c)	117,916
63,229	Integrated Device Technology, Inc.(b)	1,964,525
18,514	InterDigital, Inc.	1,358,002
303,198	Internap Corp.(b)(c)	1,409,871
27,961	InterXion Holding NV (Netherlands)(b)	1,492,838
11,812	IPG Photonics Corp.(b)	2,514,893
34,276	Itron, Inc.(b)	2,678,669
35,442	IXYS Corp.(b)	875,417
29,214	j2 Global, Inc.	2,165,926
32,202	Jack Henry & Associates, Inc.	3,546,406
47,656	Kimball Electronics, Inc.(b)	1,048,432
128,947	Knowles Corp.(b)	2,135,362
85,146	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,928,557
24,946	KVH Industries, Inc.(b)	288,126
91,875	Lattice Semiconductor Corp.(b)	537,469
63,965	Liquidity Services, Inc.(b)	364,600
10,723	Littelfuse, Inc.	2,241,107
47,470	LivePerson, Inc.(b)	666,953
3,789	LogMeIn, Inc.	458,658
20,607	Lumentum Holdings, Inc.(b)(c)	1,301,332
9,788	Luxoft Holding, Inc., Class A(b)	455,631
7,402	MACOM Technology Solutions Holdings, Inc.(b)	302,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
69,215	Magnachip Semiconductor Corp. (South Korea)(b)(c)	$716,375
19,911	Manhattan Associates, Inc.(b)	833,474
51,745	ManTech International Corp., Class A	2,401,485
71,940	Marchex, Inc., Class B(b)	223,014
14,945	Match Group, Inc.(b)(c)	399,629
32,763	MAXIMUS, Inc.	2,176,446
13,840	MaxLinear, Inc., Class A(b)	338,665
57,386	Maxwell Technologies, Inc.(b)(c)	276,601
27,464	Mellanox Technologies Ltd. (Israel)(b)(c)	1,283,942
6,054	MercadoLibre, Inc. (Argentina)	1,454,837
29,583	Methode Electronics, Inc.	1,387,443
53,146	Microsemi Corp.(b)	2,836,402
4,917	MicroStrategy, Inc., Class A(b)	650,322
32,399	MKS Instruments, Inc.	3,520,151
72,054	MoneyGram International, Inc.(b)	1,120,440
9,120	Monolithic Power Systems, Inc.	1,109,630
30,583	Monotype Imaging Holdings, Inc.	704,938
19,728	MTS Systems Corp.	1,026,842
13,320	Nanometrics, Inc.(b)	376,556
82,416	National Instruments Corp.	3,708,720
25,018	NeoPhotonics Corp.(b)(c)	130,344
98,180	Net 1 UEPS Technologies, Inc. (South Africa)(b)	896,383
38,775	NETGEAR, Inc.(b)	1,808,854
36,866	NIC, Inc.	626,722
23,740	Novanta, Inc.(b)	1,122,902
38,892	Oclaro, Inc.(b)(c)	321,637
38,694	Orbotech Ltd. (Israel)(b)	1,730,396
19,655	OSI Systems, Inc.(b)	1,737,109
5,846	Palo Alto Networks, Inc.(b)	860,531
74,128	Pandora Media, Inc.(b)(c)	541,876
48,097	Park Electrochemical Corp.	908,071
4,233	Paycom Software, Inc.(b)	347,953
29,659	PC Connection, Inc.	800,793
13,531	PDF Solutions, Inc.(b)	198,229
9,787	Pegasystems, Inc.	570,582
46,347	Perficient, Inc.(b)	901,449
28,494	PFSweb, Inc.(b)	236,500
136,471	Photronics, Inc.(b)	1,323,769
26,366	Plantronics, Inc.	1,195,962
52,946	Plexus Corp.(b)	3,252,473
12,107	Power Integrations, Inc.	972,797
41,478	Progress Software Corp.	1,755,764
49,049	PTC, Inc.(b)	3,259,306
26,065	Pure Storage, Inc., Class A(b)	428,248
8,630	Qualys, Inc.(b)	456,527
88,285	QuinStreet, Inc.(b)	785,736
23,057	Quotient Technology, Inc.(b)	360,842
58,155	Radisys Corp.(b)	76,765
38,005	Radware Ltd. (Israel)(b)	666,608
67,081	Rambus, Inc.(b)	986,762
13,794	RealPage, Inc.(b)	597,280
17,757	Rogers Corp.(b)	2,700,485
33,103	Rubicon Project, Inc. (The)(b)	117,847
23,569	Rudolph Technologies, Inc.(b)	654,040

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
108,655	Sabre Corp.	$2,125,292
32,513	Semtech Corp.(b)	1,334,659
9,763	ServiceNow, Inc.(b)	1,233,750
39,150	ServiceSource International, Inc.(b)	136,242
3,306	Shopify, Inc., Class A (Canada)(b)	328,914
4,610	Shutterstock, Inc.(b)(c)	179,744
46,982	Sigma Designs, Inc.(b)	284,241
6,975	Silicom Ltd. (Israel)(c)	497,248
20,662	Silicon Laboratories, Inc.(b)	1,960,824
14,069	SolarEdge Technologies, Inc.(b)	462,167
68,152	Sonus Networks, Inc.(b)	531,586
17,759	Splunk, Inc.(b)	1,195,181
6,356	SPS Commerce, Inc.(b)	312,461
33,946	Square, Inc., Class A(b)	1,262,452
76,382	SS&C Technologies Holdings, Inc.	3,070,556
3,015	Stamps.com, Inc.(b)(c)	676,566
63,233	Stratasys Ltd.(b)(c)	1,424,007
138,124	SunPower Corp.(b)(c)	983,443
53,010	Super Micro Computer, Inc.(b)	1,054,899
66,505	Sykes Enterprises, Inc.(b)	1,924,655
34,652	Synaptics, Inc.(b)	1,286,282
29,817	Synchronoss Technologies, Inc.(b)	337,827
55,622	Syntel, Inc.(b)	1,299,330
14,359	Tableau Software, Inc., Class A(b)	1,164,371
40,050	Take-Two Interactive Software, Inc.(b)	4,431,532
24,378	TeleTech Holdings, Inc.	1,015,344
114,524	Tivo Corp.	2,078,611
194,674	Travelport Worldwide Ltd.	3,054,435
126,264	TTM Technologies, Inc.(b)(c)	1,992,446
10,126	Tyler Technologies, Inc.(b)	1,795,239
7,242	Ubiquiti Networks, Inc.(b)(c)	450,308
4,473	Ultimate Software Group, Inc. (The)(b)	906,185
49,338	Ultra Clean Holdings, Inc.(b)	1,259,106
9,371	Universal Display Corp.	1,372,851
30,488	VASCO Data Security International, Inc.(b)	414,637
50,543	Veeco Instruments, Inc.(b)	912,301
66,000	Verint Systems, Inc.(b)	2,785,200
32,626	VeriSign, Inc.(b)(c)	3,507,948
65,718	Versum Materials, Inc.	2,765,413
41,669	ViaSat, Inc.(b)(c)	2,712,652
138,147	Viavi Solutions, Inc.(b)	1,282,004
32,339	Virtusa Corp.(b)	1,234,056
23,948	Vishay Precision Group, Inc.(b)	587,923
30,390	VMware, Inc., Class A(b)(c)	3,637,379
41,683	Web.com Group, Inc.(b)	1,004,560
27,527	WEX, Inc.(b)	3,402,062
11,076	Workday, Inc., Class A(b)	1,229,325
65,964	Xcerra Corp.(b)	649,745
17,433	XO Group, Inc.(b)	347,963
30,525	Xperi Corp.	702,075
109,272	Yandex NV, Class A (Russia)(b)	3,696,672
24,715	Yelp, Inc., Class A(b)	1,154,685
36,371	Zebra Technologies Corp., Class A(b)	4,218,672
8,850	Zendesk, Inc.(b)	274,350
21,783	Zillow Group, Inc., Class A(b)	899,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
41,317	Zillow Group, Inc., Class C(b)	$1,705,566
794,974	Zynga, Inc., Class A(b)	3,100,399

		285,411,649

	Materials—6.1%
68,332	A. Schulman, Inc.	2,685,448
81,848	Advansix, Inc.(b)	3,787,107
83,692	Agrofresh Solutions, Inc.(b)(c)	493,783
36,279	American Vanguard Corp.	816,277
17,817	Ampco-Pittsburgh Corp.	294,871
12,332	Balchem Corp.	1,039,464
104,726	Boise Cascade Co.(b)	3,712,537
53,937	Calgon Carbon Corp.	1,170,433
104,860	Century Aluminum Co.(b)	1,468,040
45,891	Clearwater Paper Corp.(b)	2,117,870
101,493	Coeur Mining, Inc.(b)	770,332
17,066	Core Molding Technologies, Inc.	396,102
5,496	Deltic Timber Corp.	508,985
20,952	Eagle Materials, Inc.	2,211,903
108,795	Ferro Corp.(b)	2,591,497
43,414	Ferroglobe PLC	694,190
52,067	Flotek Industries, Inc.(b)(c)	256,170
54,648	FutureFuel Corp.	829,557
92,610	GCP Applied Technologies, Inc.(b)	2,708,842
88,613	Gold Resource Corp.(c)	321,665
294,405	Golden Star Resources Ltd.(b)	229,636
49,344	Greif, Inc., Class A	2,740,072
53,880	H.B. Fuller Co.	3,064,156
11,478	Hawkins, Inc.	437,312
21,325	Haynes International, Inc.	760,876
262,694	Hecla Mining Co.	1,239,916
30,158	Ingevity Corp.(b)	2,148,154
34,327	Innophos Holdings, Inc.	1,679,620
19,709	Innospec, Inc.	1,219,002
312,364	Intrepid Potash, Inc.(b)(c)	1,255,703
23,788	Kaiser Aluminum Corp.	2,359,294
110,417	KapStone Paper and Packaging Corp.	2,479,966
7,495	KMG Chemicals, Inc.	413,199
29,366	Koppers Holdings, Inc.(b)	1,425,719
64,763	Kraton Corp.(b)	3,175,330
49,127	Kronos Worldwide, Inc.	1,292,531
100,673	Louisiana-Pacific Corp.(b)	2,736,292
122,375	LSB Industries, Inc.(b)(c)	923,931
38,855	Materion Corp.	1,995,204
143,154	McEwen Mining, Inc.(b)(c)	277,719
27,886	Minerals Technologies, Inc.	2,005,003
47,593	Myers Industries, Inc.	1,028,009
16,582	Neenah Paper, Inc.	1,439,318
32,483	Olympic Steel, Inc.	613,279
123,350	OMNOVA Solutions, Inc.(b)	1,363,017
96,201	P.H. Glatfelter Co.	2,016,373
9,035	Quaker Chemical Corp.	1,403,316
120,312	Rayonier Advanced Materials, Inc.(c)	1,728,883
43,602	Royal Gold, Inc.	3,667,364
100,255	Ryerson Holding Corp.(b)	882,244
83,198	Schnitzer Steel Industries, Inc., Class A	2,450,181
42,867	Schweitzer-Mauduit International, Inc.	1,810,273

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
31,977	Scotts Miracle-Gro Co. (The)	$3,185,549
37,376	Sensient Technologies Corp.	2,842,445
22,429	Stepan Co.	1,791,180
71,740	Summit Materials, Inc., Class A(b)	2,252,636
170,529	SunCoke Energy, Inc.(b)	1,891,167
76,666	TimkenSteel Corp.(b)	1,073,324
34,390	Tredegar Corp.	665,446
159,670	Tronox Ltd., Class A	4,226,465
12,578	US Concrete, Inc.(b)(c)	983,600
21,607	Valvoline, Inc.	519,000
48,177	Westlake Chemical Corp.	4,090,709
55,409	Worthington Industries, Inc.	2,521,110

		107,178,596

	Real Estate—6.2%
65,971	Acadia Realty Trust REIT	1,857,084
14,107	Agree Realty Corp. REIT	667,120
31,991	Alexander & Baldwin, Inc.	1,447,273
1,624	Alexander’s, Inc. REIT	667,464
2,593	Altisource Asset Management Corp.(b)(c)	218,784
35,529	Altisource Portfolio Solutions SA(b)(c)	918,069
186,368	Altisource Residential Corp. REIT	1,988,546
35,927	American Assets Trust, Inc. REIT	1,393,608
133,045	American Homes 4 Rent, Class A REIT	2,831,198
44,084	Armada Hoffler Properties, Inc. REIT	629,079
51,842	Ashford Hospitality Prime, Inc. REIT	503,904
282,016	Ashford Hospitality Trust, Inc. REIT	1,982,572
17,030	Bluerock Residential Growth REIT, Inc., Class A REIT	192,269
45,292	CareTrust REIT, Inc. REIT	856,019
47,139	CatchMark Timber Trust, Inc., Class A REIT	603,379
162,014	Cedar Realty Trust, Inc. REIT	881,356
56,830	Chatham Lodging Trust REIT	1,236,052
93,081	Chesapeake Lodging Trust REIT	2,596,960
15,035	CorEnergy Infrastructure Trust, Inc. REIT	542,463
9,120	CoreSite Realty Corp. REIT	1,010,040
178,687	Cousins Properties, Inc. REIT	1,611,757
35,796	CyrusOne, Inc. REIT	2,197,516
18,937	Easterly Government Properties, Inc. REIT	381,012
27,830	EastGroup Properties, Inc. REIT	2,521,120
53,372	Education Realty Trust, Inc. REIT	1,862,683
68,060	Empire State Realty Trust, Inc., Class A REIT	1,364,603
78,684	First Industrial Realty Trust, Inc. REIT	2,429,762
51,724	Forestar Group, Inc.(b)(c)	920,687
23,428	Four Corners Property Trust, Inc. REIT	578,203
174,458	Franklin Street Properties Corp. REIT	1,744,580
30,790	Getty Realty Corp. REIT	874,744
29,516	Gladstone Commercial Corp. REIT	639,316
58,145	Global NET Lease, Inc. REIT	1,255,932
124,946	Government Properties Income Trust REIT	2,270,269
69,599	Hersha Hospitality Trust REIT	1,231,206
34,953	HFF, Inc., Class A	1,533,039
57,582	Hudson Pacific Properties, Inc. REIT	1,947,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
49,003	Independence Realty Trust, Inc. REIT	$497,380
55,390	InfraREIT, Inc. REIT	1,240,736
286,787	Investors Real Estate Trust REIT	1,677,704
105,588	iStar, Inc. REIT(b)	1,235,380
69,650	Kennedy-Wilson Holdings, Inc.	1,354,692
108,720	Kite Realty Group Trust REIT	2,031,977
34,068	Life Storage, Inc. REIT	2,753,376
28,871	LTC Properties, Inc. REIT	1,342,790
10,928	Marcus & Millichap, Inc.(b)	310,574
22,243	Medequities Realty Trust, Inc. REIT	258,464
43,551	Monmouth Real Estate Investment Corp. REIT	742,109
24,582	National Health Investors, Inc. REIT	1,872,903
21,045	National Storage Affiliates Trust REIT	521,705
175,184	New Senior Investment Group, Inc. REIT	1,566,145
15,955	NexPoint Residential Trust, Inc. REIT	378,931
72,750	NorthStar Realty Europe Corp. REIT	979,942
20,600	One Liberty Properties, Inc. REIT	499,138
92,876	Pebblebrook Hotel Trust REIT	3,311,958
111,873	Pennsylvania Real Estate Investment Trust REIT(c)	1,087,406
60,122	Physicians Realty Trust REIT	1,044,920
40,292	Potlatch Corp. REIT	2,087,126
46,869	Preferred Apartment Communities, Inc., Class A REIT	930,350
16,131	PS Business Parks, Inc. REIT	2,134,615
26,565	QTS Realty Trust, Inc., Class A REIT	1,536,785
340,293	RAIT Financial Trust REIT	182,057
111,218	Ramco-Gershenson Properties Trust REIT	1,404,683
12,838	RE/MAX Holdings, Inc., Class A	853,727
82,510	Retail Opportunity Investments Corp. REIT	1,483,530
37,888	Rexford Industrial Realty, Inc. REIT	1,124,895
4,464	RMR Group, Inc. (The), Class A	234,137
78,315	Sabra Health Care REIT, Inc. REIT	1,560,035
12,424	Saul Centers, Inc. REIT	759,355
97,655	Select Income REIT	2,359,345
29,741	Seritage Growth Properties, Class A REIT(c)	1,223,247
44,032	St. Joe Co. (The)(b)	783,770
64,276	STAG Industrial, Inc., Class A REIT	1,754,735
17,484	Starwood Waypoint Homes REIT	634,844
116,633	STORE Capital Corp. REIT	2,879,669
89,778	Summit Hotel Properties, Inc. REIT	1,419,390
85,845	Tanger Factory Outlet Centers, Inc. REIT(c)	1,952,974
13,228	Tejon Ranch Co.(b)	249,348
32,541	Terreno Realty Corp. REIT	1,194,905
83,154	Tier REIT, Inc. REIT	1,627,324
28,933	UMH Properties, Inc. REIT	432,259
8,700	Universal Health Realty Income Trust REIT	636,927
44,996	Urban Edge Properties REIT	1,055,606
36,203	Urstadt Biddle Properties, Inc., Class A REIT	786,691
85,351	Washington Real Estate Investment Trust REIT	2,747,449

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
44,549	Whitestone REIT(c)	$595,175

		109,720,274

	Telecommunication Services—1.3%
11,693	ATN International, Inc.	634,813
23,241	Boingo Wireless, Inc.(b)	543,375
132,278	Cincinnati Bell, Inc.(b)	2,526,510
25,378	Cogent Communications Holdings, Inc.	1,367,874
89,857	Consolidated Communications Holdings, Inc.(c)	1,722,559
61,687	General Communication, Inc., Class A(b)	2,522,381
11,062	Hawaiian Telcom Holdco, Inc.(b)	333,519
46,094	IDT Corp., Class B(b)	607,519
237,789	Intelsat SA(b)(c)	1,034,382
210,603	Iridium Communications, Inc.(b)(c)	2,527,236
31,511	Lumos Networks Corp.(b)	565,938
26,194	magicJack VocalTec Ltd. (Israel)(b)(c)	165,022
613,126	NII Holdings, Inc.(b)	269,775
49,738	ORBCOMM, Inc.(b)	562,537
8,524	pdvWireless, Inc.(b)(c)	243,360
32,548	Shenandoah Telecommunications Co.	1,236,824
43,118	Spok Holdings, Inc.	730,850
38,199	United States Cellular Corp.(b)	1,397,701
211,250	Vonage Holdings Corp.(b)	1,717,463
48,893	Zayo Group Holdings, Inc.(b)	1,763,082

		22,472,720

	Utilities—1.9%
36,809	American States Water Co.	1,978,484
10,150	Artesian Resources Corp., Class A	412,293
391,564	Atlantic Power Corp.(b)	959,332
97,118	Atlantica Yield PLC (Spain)	2,173,501
52,277	California Water Service Group	2,195,634
15,815	Chesapeake Utilities Corp.	1,273,898
9,680	Connecticut Water Service, Inc.	600,354
25,640	Consolidated Water Co. Ltd. (Cayman Islands)	315,372
63,301	El Paso Electric Co.	3,639,807
32,440	MGE Energy, Inc.	2,142,662
16,302	Middlesex Water Co.	708,811
44,532	Northwest Natural Gas Co.	2,954,698
35,668	NRG Yield, Inc., Class A	654,508
65,159	NRG Yield, Inc., Class C	1,211,957
20,241	Ormat Technologies, Inc.	1,314,248
50,437	Otter Tail Corp.	2,317,580
68,387	Pattern Energy Group, Inc.	1,577,688
16,981	SJW Corp.	1,007,143
88,309	South Jersey Industries, Inc.	2,999,857
106,177	TerraForm Global, Inc., Class A(b)	517,613
110,946	TerraForm Power, Inc., Class A(c)	1,490,005
24,059	Unitil Corp.	1,251,068
8,964	York Water Co. (The)	315,533

		34,012,046

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,460,771,589)—100.0%	1,762,177,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.3%
147,553,256	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $147,553,256)	$147,553,256

	Total Investments in Securities (Cost $1,608,324,845)—108.3%	1,909,730,593
	Other assets less liabilities—(8.3)%	(147,146,358)

	Net Assets—100.0%	$1,762,584,235

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2017

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$51,126,367	$150,272,721	$5,072,857,962	$1,762,177,337
Affiliated investments in securities, at value	71,935	433,232	76,277,372	147,553,256
Receivables:
Dividends	1,885	25,293	5,208,274	563,726
Foreign tax reclaims	1,180	—	—	—
Securities lending	—	29,308	97,184	273,109
Investments sold	—	—	—	835,249
Other assets	—	422	1,662	—

Total Assets	51,201,367	150,760,976	5,154,442,454	1,911,402,677

Liabilities:
Due to custodian	—	—	687,097	114,548
Payables:
Collateral upon return of securities loaned	—	341,655	71,211,200	147,553,256
Accrued advisory fees	9,881	61,271	1,170,234	404,901
Accrued trustees’ and officer’s fees	28,579	49,530	212,475	78,464
Accrued expenses	53,081	40,022	1,899,374	667,273

Total Liabilities	91,541	492,478	75,180,380	148,818,442

Net Assets	$51,109,826	$150,268,498	$5,079,262,074	$1,762,584,235

Net Assets Consist of:
Shares of beneficial interest	$75,352,342	$334,184,136	$4,320,645,475	$1,556,130,549
Undistributed net investment income (loss)	(29,105)	1,258,291	8,859,625	1,493,872
Undistributed net realized gain (loss)	(35,354,568)	(204,529,945)	(152,862,173)	(96,445,934)
Net unrealized appreciation	11,141,157	19,356,016	902,619,147	301,405,748

Net Assets	$51,109,826	$150,268,498	$5,079,262,074	$1,762,584,235

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	1,600,000	46,750,000	13,900,000
Net asset value	$102.22	$93.92	$108.65	$126.80

Market price	$102.38	$93.91	$108.64	$126.82

Unaffiliated investments in securities, at cost	$39,985,210	$130,916,705	$4,170,695,327	$1,460,771,589

Affiliated investments in securities, at cost	$71,935	$433,232	$75,820,860	$147,553,256

(a) Includes securities on loan with an aggregate value of	$—	$331,171	$69,767,939	$144,120,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended October 31, 2017

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Investment Income:
Unaffiliated dividend income	$114,620	$2,879,735	$60,234,149	$11,129,244
Affiliated dividend income	327	895	129,289	5,136
Securities lending income	—	65,603	604,161	1,920,585
Foreign withholding tax	(1,166)	(533)	(5,418)	(8,482)

Total Income	113,781	2,945,700	60,962,181	13,046,483

Expenses:
Advisory fees	96,136	365,713	7,194,347	2,431,806
Accounting & administration fees	18,661	18,661	431,041	142,157
Sub-licensing fees	16,247	22,004	2,235,797	755,735
Trustees’ and officer’s fees	13,877	21,109	115,222	44,040
Professional fees	12,975	14,198	38,602	21,014
Custodian & transfer agent fees	2,892	3,993	47,686	23,963
Other expenses	8,639	11,496	82,903	36,989

Total Expenses	169,427	457,174	10,145,598	3,455,704

Less: Waivers	(54,133)	(18,520)	(474,153)	(186,440)

Net Expenses	115,294	438,654	9,671,445	3,269,264

Net Investment Income (Loss)	(1,513)	2,507,046	51,290,736	9,777,219

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(424,799)	(10,201,667)	(2,158,211)	8,487,742
In-kind redemptions	2,556,881	15,839,613	68,029,278	16,095,233

Net realized gain	2,132,082	5,637,946	65,871,067	24,582,975

Net change in unrealized appreciation on investment securities	4,454,287	8,999,680	213,577,116	100,055,859

Net realized and unrealized gain	6,586,369	14,637,626	279,448,183	124,638,834

Net increase in net assets resulting from operations	$6,584,856	$17,144,672	$330,738,919	$134,416,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)		PowerShares Dynamic Market Portfolio (PWC)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(1,513)	$30,270	$2,507,046	$775,624
Net realized gain	2,132,082	1,912,341	5,637,946	16,085,739
Net change in unrealized appreciation	4,454,287	5,369,013	8,999,680	6,403,892

Net increase in net assets resulting from operations	6,584,856	7,311,624	17,144,672	23,265,255

Distributions to Shareholders from:
Net investment income	—	(29,253)	(1,217,617)	(1,505,949)
Return of capital	—	(35,078)	—	—

Total distributions to shareholders	—	(64,331)	(1,217,617)	(1,505,949)

Shareholder Transactions:
Proceeds from shares sold	19,361,366	19,779,660	99,019,137	222,152,171
Value of shares repurchased	(9,406,021)	(27,370,608)	(107,729,447)	(243,981,797)

Net increase (decrease) in net assets resulting from shares transactions	9,955,345	(7,590,948)	(8,710,310)	(21,829,626)

Increase (Decrease) in Net Assets	16,540,201	(343,655)	7,216,745	(70,320)

Net Assets:
Beginning of period	34,569,625	34,913,280	143,051,753	143,122,073

End of period	$51,109,826	$34,569,625	$150,268,498	$143,051,753

Undistributed net investment income (loss) at end of period	$(29,105)	$(27,592)	$1,258,291	$(31,138)

Changes in Shares Outstanding:
Shares sold	200,000	250,000	1,150,000	2,850,000
Shares repurchased	(100,000)	(350,000)	(1,250,000)	(3,150,000)
Shares outstanding, beginning of period	400,000	500,000	1,700,000	2,000,000

Shares outstanding, end of period	500,000	400,000	1,600,000	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$51,290,736	$86,421,845	$9,777,219	$17,358,850
65,871,067	156,340,455	24,582,975	85,955,670
213,577,116	418,335,665	100,055,859	184,066,542

330,738,919	661,097,965	134,416,053	287,381,062

(51,206,111)	(87,957,739)	(9,451,776)	(19,236,098)
—	—	—	—

(51,206,111)	(87,957,739)	(9,451,776)	(19,236,098)

115,385,495	792,919,263	47,460,883	624,686,726
(212,743,566)	(611,372,688)	(42,368,310)	(367,598,913)

(97,358,071)	181,546,575	5,092,573	257,087,813

182,174,737	754,686,801	130,056,850	525,232,777

4,897,087,337	4,142,400,536	1,632,527,385	1,107,294,608

$5,079,262,074	$4,897,087,337	$1,762,584,235	$1,632,527,385

$8,859,625	$8,775,000	$1,493,872	$1,168,429

1,100,000	7,900,000	400,000	5,750,000
(2,050,000)	(6,150,000)	(350,000)	(3,250,000)
47,700,000	45,950,000	13,850,000	11,350,000

46,750,000	47,700,000	13,900,000	13,850,000

35

Financial Highlights

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$86.42		$69.83	$75.06	$64.34	$55.40		$51.32
Net investment income (loss)(a)	(0.00	)(b)	0.07	(0.06)	0.06	0.21		0.71	(c)
Net realized and unrealized gain (loss) on investments	15.80		16.65	(5.11)	10.66	9.00		4.18
Total from investment operations	15.80		16.72	(5.17)	10.72	9.21		4.89
Distributions to shareholders from:
Net investment income	—		(0.06)	(0.05)	—	(0.27)		(0.81)
Return of capital	—		(0.07)	(0.01)	—	—		—
Total distributions	—		(0.13)	(0.06)	—	(0.27)		(0.81)
Net asset value at end of period	$102.22		$86.42	$69.83	$75.06	$64.34		$55.40
Market price at end of period(d)	$102.38		$86.38	$69.82	$75.10	$64.32		$55.32
Net Asset Value Total Return(e)	18.28%		23.98%	(6.90)%	16.66%	16.64%		9.75%
Market Price Total Return(e)	18.53%		23.95%	(6.96)%	16.76%	16.77%		9.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,110		$34,570	$34,913	$30,023	$25,734		$22,160
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(f)	0.60%	0.60%	0.60%	0.60	%(g)	0.60%
Expenses, prior to Waivers	0.88	%(f)	0.85%	0.81%	0.96%	0.91	%(g)	0.95%
Net investment income (loss), after Waivers	(0.01	)%(f)	0.09%	(0.09)%	0.09%	0.32%		1.42	%(c)
Portfolio turnover rate(h)	34%		89%	118%	154%	296%		118%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.43 and 0.87%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares Dynamic Market Portfolio (PWC)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$84.15		$71.56	$73.46	$70.27	$56.26	$46.78
Net investment income(a)	1.51	(b)	0.43	0.82	0.68	0.60	0.82
Net realized and unrealized gain (loss) on investments	9.00		12.98	(1.91)	3.25	13.99	9.51
Total from investment operations	10.51		13.41	(1.09)	3.93	14.59	10.33
Distributions to shareholders from:
Net investment income	(0.74)		(0.82)	(0.81)	(0.74)	(0.58)	(0.85)
Net asset value at end of period	$93.92		$84.15	$71.56	$73.46	$70.27	$56.26
Market price at end of period(c)	$93.91		$84.16	$71.55	$73.40	$70.27	$56.23
Net Asset Value Total Return(d)	12.55%		18.88%	(1.50)%	5.58%	26.09%	22.39%
Market Price Total Return(d)	12.52%		18.91%	(1.43)%	5.49%	26.15%	22.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$150,268		$143,052	$143,122	$168,950	$186,219	$140,658
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.59%	0.60%	0.60%
Expenses, prior to Waivers	0.63	%(e)	0.61%	0.60%	0.59%	0.60%	0.60%
Net investment income, after Waivers	3.43	%(b)(e)	0.56%	1.13%	0.93%	0.94%	1.68%
Portfolio turnover rate(f)	106%		231%	231%	237%	244%	166%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.51 and 1.16%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six Months Ended October 31,2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$102.66		$90.15	$92.45	$85.42	$71.42	$59.73
Net investment income(a)	1.09		1.86	1.93	1.72	1.45	1.31
Net realized and unrealized gain (loss) on investments	5.99		12.56	(2.23)	6.93	13.89	11.66
Total from investment operations	7.08		14.42	(0.30)	8.65	15.34	12.97
Distributions to shareholders from:
Net investment income	(1.09)		(1.91)	(2.00)	(1.62)	(1.34)	(1.28)
Net asset value at end of period	$108.65		$102.66	$90.15	$92.45	$85.42	$71.42
Market price at end of period(b)	$108.64		$102.67	$90.13	$92.43	$85.37	$71.42
Net Asset Value Total Return(c)	6.94%		16.16%	(0.23)%	10.19%	21.68%	22.06%
Market Price Total Return(c)	6.92%		16.19%	(0.24)%	10.23%	21.61%	22.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,079,262		$4,897,087	$4,142,401	$4,558,017	$3,305,696	$1,778,450
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.43%
Net investment income, after Waivers	2.07	%(d)	1.93%	2.19%	1.92%	1.84%	2.10%
Portfolio turnover rate(e)	1%		11%	12%	10%	12%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$117.87		$97.56	$103.44	$96.35	$77.76	$66.71
Net investment income(a)	0.70		1.30	1.25	1.38	0.98	1.13
Net realized and unrealized gain (loss) on investments	8.91		20.46	(5.93)	7.04	18.52	11.08
Total from investment operations	9.61		21.76	(4.68)	8.42	19.50	12.21
Distributions to shareholders from:
Net investment income	(0.68)		(1.45)	(1.20)	(1.33)	(0.91)	(1.16)
Net asset value at end of period	$126.80		$117.87	$97.56	$103.44	$96.35	$77.76
Market price at end of period(b)	$126.82		$117.82	$97.55	$103.45	$96.38	$77.67
Net Asset Value Total Return(c)	8.20%		22.44%	(4.49)%	8.80%	25.22%	18.56%
Market Price Total Return(c)	8.27%		22.40%	(4.52)%	8.78%	25.40%	18.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,762,584		$1,632,527	$1,107,295	$1,158,510	$958,731	$563,763
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.41%	0.42%	0.42%	0.43%
Net investment income, after Waivers	1.17	%(d)	1.20%	1.30%	1.39%	1.08%	1.64%
Portfolio turnover rate(e)	4%		29%	28%	26%	31%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	“DWA NASDAQ Momentum Portfolio”
PowerShares Dynamic Market Portfolio (PWC)	“Dynamic Market Portfolio”
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	“FTSE RAFI US 1000 Portfolio”
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	“FTSE RAFI US 1500 Small-Mid Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Dynamic Market Portfolio and FTSE RAFI US 1000 Portfolio are listed and traded on NYSE Arca, Inc., and Shares of DWA NASDAQ Momentum Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA NASDAQ Momentum Portfolio	Dorsey Wright® NASDAQ Technical Leaders Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to

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specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. DWA NASDAQ Momentum Portfolio employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small- and Mid-Capitalization Company Risk. For Dynamic Market Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. Dynamic Market Portfolio may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind

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interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2017, Dynamic Market Portfolio, FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each

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Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each of DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2018. For the DWA NASDAQ Momentum Portfolio and the Dynamic Market Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2018. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2018. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2017, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA NASDAQ Momentum Portfolio	$54,133
Dynamic Market Portfolio	18,520
FTSE RAFI US 1000 Portfolio	474,153
FTSE RAFI US 1500 Small-Mid Portfolio	186,440

For FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio, the expenses borne by the Adviser are not subject to recapture.

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For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2017 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/18	4/30/19	4/30/20	10/31/20
FTSE RAFI US 1000 Portfolio	$2,628,453	$502,276	$851,900	$803,840	$470,437
FTSE RAFI US 1500 Small-Mid Portfolio	933,614	191,544	259,243	297,485	185,342

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA NASDAQ Momentum Portfolio	Dorsey Wright & Associates, LLC
Dynamic Market Portfolio	ICE Data Indices, LLC
FTSE RAFI US 1000 Portfolio	FTSE International Limited and Research Affiliates LLC
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows FTSE RAFI US 1000 Portfolio’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2017.

FTSE RAFI US 1000 Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Ltd.	$3,770,312	$122,794	$(142,009)	$304,073	$19,629	$4,074,799	$66,105
Invesco Mortgage Capital, Inc. REIT	951,852	22,758	(35,606)	43,471	8,898	991,373	46,577

Total Investments in Affiliates	$4,722,164	$145,552	$(177,615)	$347,544	$28,527	$5,066,172	$112,682

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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Except for the Fund listed below, as of October 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,909,350,569	$380,024	$—	$1,909,730,593

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA NASDAQ Momentum Portfolio	$14,947,690	$3,683,431	$17,836,600	$—	$36,467,721	$15,764,010
Dynamic Market Portfolio	104,214,879	15,461,574	84,940,699	1,328,667	205,945,819	96,635,542
FTSE RAFI US 1000 Portfolio	49,808,238	38,490,195	4,543,924	2,542,866	95,385,223	36,351,059
FTSE RAFI US 1500 Small-Mid Portfolio	5,168,127	2,475,894	18,355,986	32,250,236	58,250,243	4,933,892

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA NASDAQ Momentum Portfolio	$15,011,580	$13,788,247
Dynamic Market Portfolio	164,059,708	162,305,599
FTSE RAFI US 1000 Portfolio	65,117,426	63,335,735
FTSE RAFI US 1500 Small-Mid Portfolio	70,330,716	64,406,092

For the six-month period ended October 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA NASDAQ Momentum Portfolio	$19,364,247	$10,620,676
Dynamic Market Portfolio	98,996,769	108,036,112
FTSE RAFI US 1000 Portfolio	115,393,922	212,859,320
FTSE RAFI US 1500 Small-Mid Portfolio	47,185,882	44,705,566

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
DWA NASDAQ Momentum Portfolio	$11,516,946	$(422,274)	$11,094,672	$40,103,630
Dynamic Market Portfolio	21,276,957	(2,101,142)	19,175,815	131,530,138
FTSE RAFI US 1000 Portfolio	1,110,175,419	(270,920,845)	839,254,574	4,309,880,760
FTSE RAFI US 1500 Small-Mid Portfolio	418,630,617	(158,753,141)	259,877,476	1,649,853,117

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

46

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2017.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)
Actual	$1,000.00	$1,182.80	0.60%	$3.30
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares Dynamic Market Portfolio (PWC)
Actual	1,000.00	1,125.50	0.60	3.21
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares FTSE RAFI US 1000 Portfolio (PRF)
Actual	1,000.00	1,069.40	0.39	2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Actual	1,000.00	1,082.00	0.39	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

47

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-2
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2017

2017 Semi-Annual Report to Shareholders

PWB	PowerShares Dynamic Large Cap Growth Portfolio

PWV	PowerShares Dynamic Large Cap Value Portfolio

EQWS	PowerShares Russell 2000 Equal Weight Portfolio

PXSG	PowerShares Russell 2000 Pure Growth Portfolio

PXSV	PowerShares Russell 2000 Pure Value Portfolio

EQWM	PowerShares Russell Midcap Equal Weight Portfolio

PXMG	PowerShares Russell Midcap Pure Growth Portfolio

PXMV	PowerShares Russell Midcap Pure Value Portfolio

EQWL	PowerShares Russell Top 200 Equal Weight Portfolio

PXLG	PowerShares Russell Top 200 Pure Growth Portfolio

PXLV	PowerShares Russell Top 200 Pure Value Portfolio

PZI	PowerShares Zacks Micro Cap Portfolio

2

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	45.8
Health Care	16.8
Consumer Discretionary	14.1
Industrials	10.9
Energy	3.3
Consumer Staples	2.8
Financials	2.7
Telecommunication Services	2.2
Utilities	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—14.1%
105,360	Home Depot, Inc. (The)	$17,466,580
111,124	Las Vegas Sands Corp.	7,043,039
66,975	Marriott International, Inc., Class A	8,002,173
98,602	McDonald’s Corp.	16,457,660
8,604	Priceline Group, Inc. (The)(b)	16,450,504
1,199,670	Sirius XM Holdings, Inc.	6,526,205

		71,946,161

	Consumer Staples—2.8%
136,393	Philip Morris International, Inc.	14,272,164

	Energy—3.3%
145,380	Chevron Corp.	16,848,088

	Financials—2.7%
138,708	Progressive Corp. (The)	6,748,144
44,200	S&P Global, Inc.	6,915,974

		13,664,118

	Health Care—16.8%
108,831	Baxter International, Inc.	7,016,334
21,016	C.R. Bard, Inc.	6,873,703
120,106	Celgene Corp.(b)	12,127,103
37,237	Cigna Corp.	7,343,881
26,579	Humana, Inc.	6,786,948
20,266	Intuitive Surgical, Inc.(b)	7,607,046
48,239	Stryker Corp.	7,470,774
80,204	UnitedHealth Group, Inc.	16,860,485
42,888	Vertex Pharmaceuticals, Inc.(b)	6,271,512
109,044	Zoetis, Inc.	6,959,188

		85,316,974

	Industrials—10.9%
65,426	Boeing Co. (The)	16,878,600

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
58,320	Caterpillar, Inc.	$7,919,856
138,366	CSX Corp.	6,977,797
103,176	Fortive Corp.	7,455,498
41,804	Rockwell Automation, Inc.	8,395,079
29,229	Roper Technologies, Inc.	7,546,051

		55,172,881

	Information Technology—45.8%
105,537	Activision Blizzard, Inc.	6,911,618
44,388	Adobe Systems, Inc.(b)	7,775,002
16,672	Alphabet, Inc., Class A(b)	17,222,843
84,320	Amphenol Corp., Class A	7,335,840
153,114	Applied Materials, Inc.	8,640,223
60,519	Autodesk, Inc.(b)	7,562,454
95,877	Cognizant Technology Solutions Corp., Class A	7,255,013
78,727	DXC Technology Co.	7,205,095
56,817	Electronic Arts, Inc.(b)	6,795,313
93,120	Facebook, Inc., Class A(b)	16,767,187
55,091	Fiserv, Inc.(b)	7,130,428
49,464	Intuit, Inc.	7,470,053
42,150	Lam Research Corp.	8,791,226
117,477	Mastercard, Inc., Class A	17,477,053
221,514	Micron Technology, Inc.(b)	9,815,285
214,881	Microsoft Corp.	17,873,802
94,555	NVIDIA Corp.	19,554,920
111,570	PayPal Holdings, Inc.(b)	8,095,519
192,242	Texas Instruments, Inc.	18,587,879
151,331	Visa, Inc., Class A	16,643,384
66,390	VMware, Inc., Class A(b)	7,946,219

		232,856,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Large Cap Growth Portfolio (PWB) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Telecommunication Services—2.2%
795,031	Sprint Corp.(b)	$5,199,503
104,644	T-Mobile US, Inc.(b)	6,254,572

		11,454,075

	Utilities—1.3%
56,221	Sempra Energy	6,605,967

	Total Common Stocks (Cost $408,066,253)	508,136,784

	Money Market Fund—0.1%
337,855	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $337,855)	337,855

	Total Investments in Securities (Cost $408,404,108)—100.0%	508,474,639
	Other assets less liabilities—(0.0)%	(170,342)

	Net Assets—100.0%	$508,304,297

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Financials	31.1
Information Technology	16.8
Industrials	12.9
Health Care	11.9
Consumer Staples	10.9
Consumer Discretionary	8.9
Materials	3.1
Telecommunication Services	2.8
Energy	1.6
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—8.9%
1,812,226	Ford Motor Co.	$22,236,013
546,421	General Motors Co.	23,485,175
358,035	Target Corp.	21,138,386
191,561	Time Warner, Inc.	18,828,531
446,095	Walt Disney Co. (The)	43,632,552

		129,320,657

	Consumer Staples—10.9%
472,467	Archer-Daniels-Midland Co.	19,309,727
997,305	Coca-Cola Co. (The)	45,856,084
490,815	Procter & Gamble Co. (The)	42,376,967
578,088	Wal-Mart Stores, Inc.	50,472,863

		158,015,641

	Energy—1.6%
287,795	Valero Energy Corp.	22,704,147

	Financials—31.1%
241,432	Aflac, Inc.	20,253,730
212,025	Allstate Corp. (The)	19,900,667
227,376	American Express Co.	21,718,956
322,246	American International Group, Inc.	20,820,314
140,236	Ameriprise Financial, Inc.	21,952,543
1,899,644	Bank of America Corp.	52,031,249
669,041	Citigroup, Inc.	49,174,514
457,868	Franklin Resources, Inc.	19,289,979
494,837	JPMorgan Chase & Co.	49,785,551
126,996	M&T Bank Corp.	21,179,123
407,752	MetLife, Inc.	21,847,352
152,024	PNC Financial Services Group, Inc. (The)	20,795,363
190,865	Prudential Financial, Inc.	21,082,948
345,173	SunTrust Banks, Inc.	20,782,866
637,194	Synchrony Financial	20,785,268

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
868,243	Wells Fargo & Co.	$48,743,162

		450,143,585

	Health Care—11.9%
266,475	Amgen, Inc.	46,691,749
320,757	Express Scripts Holding Co.(b)	19,659,196
340,788	Johnson & Johnson	47,509,255
132,152	McKesson Corp.	18,221,118
722,173	Merck & Co., Inc.	39,784,511

		171,865,829

	Industrials—12.9%
452,213	American Airlines Group, Inc.	21,172,613
429,305	Delta Air Lines, Inc.	21,478,129
97,304	General Dynamics Corp.	19,750,766
142,148	Honeywell International, Inc.	20,492,056
231,691	Ingersoll-Rand PLC	20,527,822
64,143	Lockheed Martin Corp.	19,766,307
304,122	PACCAR, Inc.	21,814,671
382,744	Southwest Airlines Co.	20,614,592
168,336	United Technologies Corp.	20,159,919

		185,776,875

	Information Technology—16.8%
1,449,667	Cisco Systems, Inc.	49,506,128
679,584	Corning, Inc.	21,277,775
999,947	HP, Inc.	21,548,858
1,304,741	Intel Corp.	59,352,668
316,830	International Business Machines Corp.	48,810,830
248,103	TE Connectivity Ltd.	22,569,930
216,982	Western Digital Corp.	19,369,983

		242,436,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Large Cap Value Portfolio (PWV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Materials—3.1%
301,613	DowDuPont, Inc.	$21,809,636
216,838	LyondellBasell Industries NV, Class A	22,449,238

		44,258,874

	Telecommunication Services—2.8%
1,201,898	AT&T, Inc.	40,443,868

	Total Investments in Securities (Cost $1,285,235,675)—100.0%	1,444,965,648
	Other assets less liabilities—(0.0)%	(292,578)

	Net Assets—100.0%	$1,444,673,070

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Industrials	14.8
Information Technology	13.1
Consumer Discretionary	11.3
Energy	11.2
Health Care	10.8
Consumer Staples	10.1
Financials	9.1
Utilities	7.0
Materials	6.9
Telecommunication Services	3.6
Real Estate	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.3%
900	1-800-Flowers.com, Inc., Class A(b)	$8,460
206	Aaron’s, Inc.	7,581
621	Abercrombie & Fitch Co., Class A	8,340
508	Acushnet Holdings Corp.	9,383
246	Adtalem Global Education, Inc.	9,090
613	AMC Entertainment Holdings, Inc., Class A	8,521
585	American Axle & Manufacturing Holdings, Inc.(b)	10,407
678	American Eagle Outfitters, Inc.	8,828
500	American Outdoor Brands Corp.(b)	7,165
449	American Public Education, Inc.(b)	8,980
218	America’s Car-Mart, Inc.(b)	9,341
154	Asbury Automotive Group, Inc.(b)	9,456
4,069	Ascena Retail Group, Inc.(b)	7,894
995	Ascent Capital Group, Inc., Class A(b)	11,194
353	At Home Group, Inc.(b)	7,236
297	AV Homes, Inc.(b)	4,945
1,591	Barnes & Noble Education, Inc.(b)	8,671
1,192	Barnes & Noble, Inc.	8,344
240	Bassett Furniture Industries, Inc.	9,312
784	Beasley Broadcast Group, Inc., Class A	7,409
569	Beazer Homes USA, Inc.(b)	11,938
674	Belmond Ltd., Class A (United Kingdom)(b)	8,863
1,065	Big 5 Sporting Goods Corp.	6,763
177	Big Lots, Inc.	9,082
29	Biglari Holdings, Inc.(b)	10,366
301	BJ’s Restaurants, Inc.(b)	9,542
517	Bloomin’ Brands, Inc.	9,192
646	Bojangles’, Inc.(b)	7,913

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,048	Boot Barn Holdings, Inc.(b)	$8,625
316	Boyd Gaming Corp.	9,237
977	Bridgepoint Education, Inc.(b)	9,457
283	Brinker International, Inc.	8,694
572	Buckle, Inc. (The)(c)	9,409
88	Buffalo Wild Wings, Inc.(b)	10,402
973	Build-A-Bear Workshop, Inc.(b)	7,589
1,459	Caesars Entertainment Corp.(b)	18,894
309	Caleres, Inc.	8,445
616	Callaway Golf Co.	8,889
1,363	Cambium Learning Group, Inc.(b)	8,342
223	Camping World Holdings, Inc., Class A	9,370
128	Capella Education Co.	10,426
884	Career Education Corp.(b)	9,441
359	Carriage Services, Inc.	9,298
802	Carrols Restaurant Group, Inc.(b)	9,022
451	Carvana Co., Class A(b)(c)	6,395
630	Cato Corp. (The), Class A	8,102
63	Cavco Industries, Inc.(b)	9,885
2,015	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	9,269
1,256	Century Casinos, Inc.(b)	10,362
375	Century Communities, Inc.(b)	10,706
218	Cheesecake Factory, Inc. (The)	9,753
609	Chegg, Inc.(b)(c)	9,446
1,023	Chico’s FAS, Inc.	8,174
77	Children’s Place, Inc. (The)	8,378
43	Churchill Downs, Inc.	8,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
465	Chuy’s Holdings, Inc.(b)	$10,462
463	Citi Trends, Inc.	10,075
1,192	Clarus Corp.(b)	8,702
2,090	Clear Channel Outdoor Holdings, Inc., Class A	7,942
384	Collectors Universe, Inc.	9,508
145	Columbia Sportswear Co.	9,045
389	Conn’s, Inc.(b)	11,962
2,015	Container Store Group, Inc. (The)(b)	7,274
255	Cooper Tire & Rubber Co.	8,364
85	Cooper-Standard Holdings, Inc.(b)	9,476
2,120	Core-Mark Holding Co., Inc.	72,207
60	Cracker Barrel Old Country Store, Inc.	9,368
884	Crocs, Inc.(b)	9,017
315	CSS Industries, Inc.	9,444
706	Culp, Inc.	22,380
40	Daily Journal Corp.(b)	9,284
350	Dana, Inc.	10,671
171	Dave & Buster’s Entertainment, Inc.(b)	8,242
131	Deckers Outdoor Corp.(b)	8,939
629	Del Frisco’s Restaurant Group, Inc.(b)	8,743
616	Del Taco Restaurants, Inc.(b)	7,817
394	Delta Apparel, Inc.(b)	8,246
742	Denny’s Corp.(b)	9,698
147	Dillard’s, Inc., Class A	7,468
222	DineEquity, Inc.	10,569
124	Dorman Products, Inc.(b)	8,570
3,067	Drive Shack, Inc.	11,195
450	DSW, Inc., Class A	8,617
434	Duluth Holdings, Inc., Class B(b)(c)	8,966
487	E.W. Scripps Co. (The), Class A(b)	8,445
759	El Pollo Loco Holdings, Inc.(b)	8,728
356	Eldorado Resorts, Inc.(b)	9,149
385	Emerald Expositions Events, Inc.	8,967
357	Empire Resorts, Inc.(b)	7,961
814	Entercom Communications Corp., Class A	8,995
1,539	Entravision Communications Corp., Class A	8,003
730	Eros International PLC (India)(b)	8,942
697	Escalade, Inc.	8,608
280	Ethan Allen Interiors, Inc.	8,330
1,312	Express, Inc.(b)	8,882
532	Fiesta Restaurant Group, Inc.(b)	8,805
895	Finish Line, Inc. (The), Class A	8,297
171	Five Below, Inc.(b)	9,448
187	Flexsteel Industries, Inc.	9,400
691	Fogo de Chao, Inc.(b)	7,636
965	Fossil Group, Inc.(b)	7,604
216	Fox Factory Holding Corp.(b)	9,191
1,209	Francesca’s Holdings Corp.(b)	7,822
1,263	Fred’s, Inc., Class A	5,570
633	FTD Cos., Inc.(b)	6,836
752	Gaia, Inc.(b)	9,137
989	Gannett Co., Inc.	8,604
355	Genesco, Inc.(b)	8,697
270	Gentherm, Inc.(b)	9,045
279	G-III Apparel Group Ltd.(b)	7,070
3,174	Global Eagle Entertainment, Inc.(b)	7,713

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
6,600	GNC Holdings, Inc., Class A(c)	$45,144
355	Golden Entertainment, Inc.(b)	9,471
846	GoPro, Inc., Class A(b)	8,824
106	Grand Canyon Education, Inc.(b)	9,488
605	Gray Television, Inc.(b)	9,420
2,773	Green Brick Partners, Inc.(b)	30,087
132	Group 1 Automotive, Inc.	10,371
2,244	Groupon, Inc., Class A(b)	10,704
524	Guess?, Inc.	8,494
659	Habit Restaurants, Inc. (The), Class A(b)	8,106
129	Hamilton Beach Brands Holding Co., Class A(b)	5,001
129	Hamilton Beach Brands Holding Co., Class B(b)	5,001
343	Haverty Furniture Cos., Inc.	8,181
92	Helen of Troy Ltd.(b)	8,547
659	Hemisphere Media Group, Inc., Class A(b)	8,040
670	Hibbett Sports, Inc.(b)	8,576
184	Hooker Furniture Corp.	8,722
500	Horizon Global Corp.(b)	8,115
773	Houghton Mifflin Harcourt Co.(b)	7,653
4,865	Hovnanian Enterprises, Inc., Class A(b)	11,773
228	HSN, Inc.	8,596
1,472	Iconix Brand Group, Inc.(b)	2,414
340	ILG, Inc.	10,088
443	IMAX Corp.(b)	10,743
702	Inspired Entertainment, Inc.(b)	8,038
366	Installed Building Products, Inc.(b)	25,510
246	International Speedway Corp., Class A	9,557
102	iRobot Corp.(b)	6,853
855	J. Alexander’s Holdings, Inc.(b)	8,977
851	J. Jill, Inc.(b)	4,349
2,054	J.C. Penney Co., Inc.(b)(c)	5,751
93	Jack in the Box, Inc.	9,626
134	Johnson Outdoors, Inc., Class A	10,078
482	K12, Inc.(b)	7,818
399	KB Home	10,945
739	Kirkland’s, Inc.(b)	8,646
544	La Quinta Holdings, Inc.(b)	9,585
711	Lands’ End, Inc.(b)	7,750
581	Laureate Education, Inc., Class A(b)	7,768
342	La-Z-Boy, Inc.	9,217
86	LCI Industries	10,647
192	LGI Homes, Inc.(b)	11,583
1,069	Libbey, Inc.	7,312
337	Liberty Media Corp.-Liberty Braves, Class C(b)	7,957
612	Liberty Tax, Inc., Class A	7,987
590	Liberty TripAdvisor Holdings, Inc., Series A(b)	6,372
495	Lifetime Brands, Inc.	9,232
790	Lindblad Expeditions Holdings, Inc.(b)	8,469
77	Lithia Motors, Inc., Class A	8,715
221	Loral Space & Communications, Inc.(b)	10,420
213	Lumber Liquidators Holdings, Inc.(b)	6,556
347	M/I Homes, Inc.(b)	11,590
319	Malibu Boats, Inc., Class A(b)	9,953
343	Marcus Corp. (The)	9,312
570	Marine Products Corp.	8,191
550	MarineMax, Inc.(b)	10,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
75	Marriott Vacations Worldwide Corp.	$9,871
470	MCBC Holdings, Inc.(b)	10,749
279	MDC Holdings, Inc.	10,334
896	MDC Partners, Inc., Class A(b)	10,304
314	Media General(b)(d)	18
155	Meredith Corp.	8,215
217	Meritage Homes Corp.(b)	10,568
565	Modine Manufacturing Co.(b)	11,893
243	Monarch Casino & Resort, Inc.(b)	10,840
172	Monro, Inc.	8,488
320	Motorcar Parts of America, Inc.(b)	9,251
304	Movado Group, Inc.	8,421
401	MSG Networks, Inc., Class A(b)	6,957
130	Nathan’s Famous, Inc.(b)	10,543
1,588	National CineMedia, Inc.	10,687
516	Nautilus, Inc.(b)	6,708
827	New Home Co., Inc. (The)(b)	9,618
621	New Media Investment Group, Inc.	9,917
447	New York Times Co. (The), Class A	8,538
143	Nexstar Media Group, Inc., Class A	9,123
1,860	Noodles & Co., Class A(b)(c)	8,091
163	Nutrisystem, Inc.	8,142
1,964	Office Depot, Inc.	6,088
192	Ollie’s Bargain Outlet Holdings, Inc.(b)	8,573
349	Overstock.com, Inc.(b)	16,019
132	Oxford Industries, Inc.	8,527
118	Papa John’s International, Inc.	8,030
618	Party City Holdco, Inc.(b)	6,891
370	Penn National Gaming, Inc.(b)	9,653
375	Perry Ellis International, Inc.(b)	8,734
1,665	PetMed Express, Inc.	58,874
280	PICO Holdings, Inc.(b)	5,292
1,919	Pier 1 Imports, Inc.	7,983
441	Pinnacle Entertainment, Inc.(b)	11,409
339	Planet Fitness, Inc., Class A	9,031
746	Potbelly Corp.(b)	8,989
353	RCI Hospitality Holdings, Inc.	9,725
540	Reading International, Inc., Class A(b)	8,451
1,136	Red Lion Hotels Corp.(b)	9,997
148	Red Robin Gourmet Burgers, Inc.(b)	10,123
374	Red Rock Resorts, Inc., Class A	9,212
659	Regis Corp.(b)	9,839
690	Rent-A-Center, Inc.	6,859
118	RH(b)(c)	10,611
4,050	Ruby Tuesday, Inc.(b)	9,598
458	Ruth’s Hospitality Group, Inc.	9,664
202	Saga Communications, Inc., Class A	8,837
1,411	Salem Media Group, Inc.	9,030
218	Scholastic Corp.	8,053
236	Scientific Games Corp., Class A(b)	11,234
1,073	Sears Holdings Corp.(b)(c)	5,912
686	SeaWorld Entertainment, Inc.(b)(c)	7,875
2,889	Sequential Brands Group, Inc.(b)	7,511
276	Shake Shack, Inc., Class A(b)	10,477
2,212	Shiloh Industries, Inc.(b)	20,527
454	Shoe Carnival, Inc.	8,522

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
180	Shutterfly, Inc.(b)	$7,686
298	Sinclair Broadcast Group, Inc., Class A	9,447
289	Sleep Number Corp.(b)	9,392
473	Sonic Automotive, Inc., Class A	9,389
380	Sonic Corp.(c)	9,652
194	Sotheby’s(b)	10,053
407	Speedway Motorsports, Inc.	8,120
1,946	Sportsman’s Warehouse Holdings, Inc.(b)	7,979
188	Standard Motor Products, Inc.	8,210
200	Steven Madden Ltd.(b)	7,800
511	Stoneridge, Inc.(b)	11,620
107	Strayer Education, Inc.	10,029
177	Sturm Ruger & Co., Inc.	8,770
576	Superior Industries International, Inc.	8,957
382	Superior Uniform Group, Inc.	8,966
643	Tailored Brands, Inc.	9,934
427	Taylor Morrison Home Corp., Class A(b)	10,312
158	Tenneco, Inc.	9,181
188	Texas Roadhouse, Inc.	9,402
543	Tile Shop Holdings, Inc.	4,643
765	Tilly’s, Inc., Class A	9,111
641	Time, Inc.	7,436
158	TopBuild Corp.(b)	10,426
384	Tower International, Inc.	11,674
856	Townsquare Media, Inc., Class A(b)	8,937
684	TRI Pointe Group, Inc.(b)	12,100
579	tronc, Inc.(b)	8,560
612	Unifi, Inc.(b)	23,287
148	Universal Electronics, Inc.(b)	8,880
961	Vera Bradley, Inc.(b)	6,919
399	Vista Outdoor, Inc.(b)	8,343
1,485	Vitamin Shoppe, Inc.(b)	6,831
1,051	VOXX International Corp.(b)	7,042
199	Weight Watchers International, Inc.(b)	8,939
303	Weyco Group, Inc.	8,239
530	Wideopenwest, Inc.(b)	6,779
357	William Lyon Homes, Class A(b)	9,907
261	Wingstop, Inc.	8,840
65	Winmark Corp.	8,499
229	Winnebago Industries, Inc.	11,255
314	Wolverine World Wide, Inc.	8,572
384	World Wrestling Entertainment, Inc., Class A	10,187
680	ZAGG, Inc.(b)	10,642
661	Zoe’s Kitchen, Inc.(b)	8,117
641	Zumiez, Inc.(b)	11,314

		2,607,659

	Consumer Staples—10.1%
8,195	Amplify Snack Brands, Inc.(b)(c)	52,366
1,891	Andersons, Inc. (The)	70,818
1,879	B&G Foods, Inc.(c)	59,752
128	Bob Evans Farms, Inc.	9,880
404	Boston Beer Co., Inc. (The), Class A(b)	71,932
885	Calavo Growers, Inc.	65,224
1,619	Cal-Maine Foods, Inc.(b)(c)	72,855
249	Central Garden & Pet Co., Class A(b)	9,191
3,530	Chefs’ Warehouse, Inc. (The)(b)	70,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
282	Coca-Cola Bottling Co. Consolidated	$63,608
3,490	Craft Brew Alliance, Inc.(b)	63,692
527	Darling Ingredients, Inc.(b)	9,618
5,353	Dean Foods Co.	52,192
422	elf Beauty, Inc.(b)(c)	8,942
1,833	Farmer Brothers Co.(b)	62,230
1,311	Fresh Del Monte Produce, Inc.	58,353
3,770	Freshpet, Inc.(b)(c)	58,624
4,566	Hostess Brands, Inc.(b)	52,646
306	HRG Group, Inc.(b)	4,963
2,612	Ingles Markets, Inc., Class A	60,860
211	Inter Parfums, Inc.	9,769
474	J & J Snack Foods Corp.	63,123
941	John B. Sanfilippo & Son, Inc.	55,378
512	Lancaster Colony Corp.	64,113
1,608	Landec Corp.(b)	21,306
2,704	Limoneira Co.	63,138
1,079	Medifast, Inc.	67,330
1,018	MGP Ingredients, Inc.	69,183
490	National Beverage Corp.	47,971
488	Oil-Dri Corp. of America	20,501
3,778	Omega Protein Corp.	82,738
2,102	Performance Food Group Co.(b)	59,487
101	PriceSmart, Inc.	8,464
5,079	Primo Water Corp.(b)	55,920
498	Revlon, Inc., Class A(b)	11,205
400	Sanderson Farms, Inc.	59,828
1,683	Snyder’s-Lance, Inc.	63,331
2,480	SpartanNash Co.	60,884
2,845	Supervalu, Inc.(b)	46,345
1,599	Tootsie Roll Industries, Inc.	56,924
1,657	United Natural Foods, Inc.(b)	64,242
1,050	Universal Corp.	60,218
1,026	USANA Health Sciences, Inc.(b)	67,408
2,937	Vector Group Ltd.	61,031
560	WD-40 Co.	62,076
1,353	Weis Markets, Inc.	52,537

		2,332,619

	Energy—11.2%
14,690	Abraxas Petroleum Corp.(b)	31,290
8,654	Approach Resources, Inc.(b)	20,164
306	Arch Coal, Inc., Class A	23,385
2,281	Archrock, Inc.	27,372
1,214	Ardmore Shipping Corp. (Ireland)(b)	10,076
1,474	Basic Energy Services, Inc.(b)	27,800
7,890	Bill Barrett Corp.(b)	38,898
860	Bonanza Creek Energy, Inc.(b)	29,094
978	Bristow Group, Inc.	9,232
863	C&j Energy Services, Inc.(b)	24,587
3,105	California Resources Corp.(b)(c)	34,248
2,455	Callon Petroleum Co.(b)	27,226
3,250	CARBO Ceramics, Inc.(b)(c)	26,910
2,057	Carrizo Oil & Gas, Inc.(b)	36,388
9,789	Clean Energy Fuels Corp.(b)	23,004
7,786	Cloud Peak Energy, Inc.(b)	33,091
5,675	Contango Oil & Gas Co.(b)	22,643

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
1,122	CVR Energy, Inc.	$30,799
952	Delek US Holdings, Inc.	24,800
21,566	Denbury Resources, Inc.(b)	26,526
2,391	DHT Holdings, Inc.	9,421
1,947	Diamond Offshore Drilling, Inc.(b)(c)	32,573
1,248	Dorian LPG Ltd.(b)	8,923
617	Dril-Quip, Inc.(b)	25,976
2,419	Earthstone Energy, Inc., Class A(b)	19,473
9,870	Eclipse Resources Corp.(b)	21,911
2,301	Energy XXI Gulf Coast, Inc.(b)	19,674
10,933	Ensco PLC, Class A	58,929
7,935	EP Energy Corp., Class A(b)	21,425
2,421	Era Group, Inc.(b)	26,050
3,628	Evolution Petroleum Corp.	26,847
872	Exterran Corp.(b)	28,139
7,699	Fairmount Santrol Holdings, Inc.(b)	33,183
1,994	Forum Energy Technologies, Inc.(b)	28,714
3,699	Frank’s International NV(c)	24,450
1,623	Frontline Ltd. (Norway)	9,884
562	GasLog Ltd. (Monaco)	9,695
2,011	Gener8 Maritime, Inc.(b)	9,271
1,643	Geospace Technologies Corp.(b)	24,678
1,171	Golar LNG Ltd. (Bermuda)	24,743
1,326	Green Plains, Inc.	24,398
2,145	Gulf Island Fabrication, Inc.	28,207
4,041	Halcon Resources Corp.(b)(c)	26,590
3,675	Helix Energy Solutions Group, Inc.(b)	25,064
7,552	Independence Contract Drilling, Inc.(b)	24,468
516	International Seaways Inc.(b)	10,392
2,018	Jagged Peak Energy, Inc.(b)	28,030
1,862	Keane Group, Inc.(b)(c)	28,749
1,931	Key Energy Services, Inc.(b)	20,546
6,049	Lilis Energy, Inc.(b)	30,124
1,778	Mammoth Energy Services, Inc.(b)	35,080
1,034	Matador Resources Co.(b)	27,453
1,804	Matrix Service Co.(b)	25,436
3,945	McDermott International, Inc.(b)	26,116
1,650	Midstates Petroleum Co., Inc.(b)	25,163
129	NACCO Industries, Inc., Class A	5,366
1,017	Natural Gas Services Group, Inc.(b)	28,273
7,480	Navios Maritime Acquisition Corp.	9,350
1,121	Ncs Multistage Holdings, Inc.(b)	24,415
2,869	Newpark Resources, Inc.(b)	25,104
7,170	Noble Corp. PLC(b)	29,827
1,802	Nordic American Tankers Ltd.(c)	8,001
3,245	Oasis Petroleum, Inc.(b)	30,665
1,100	Oil States International, Inc.(b)	25,355
3,755	Overseas Shipholding Group, Inc., Class A(b)	8,899
4,905	Pacific Ethanol, Inc.(b)	23,544
1,076	Panhandle Oil and Gas, Inc., Class A	25,985
1,393	Par Pacific Holdings, Inc.(b)	29,239
20,769	Parker Drilling Co.(b)	21,807
607	PDC Energy, Inc.(b)	30,915
839	Peabody Energy Corp.(b)	25,917
637	Penn Virginia Corp.(b)	24,824
791	PHI, Inc.(b)	9,247
12,102	Pioneer Energy Services Corp.(b)	22,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
2,110	Propetro Holding Corp.(b)	$32,135
1,950	Renewable Energy Group, Inc.(b)	23,595
978	Resolute Energy Corp.(b)(c)	29,369
292	REX American Resources Corp.(b)	25,749
1,555	RigNet, Inc.(b)	27,135
1,948	Ring Energy, Inc.(b)	24,954
2,480	Rowan Cos. PLC, Class A(b)	35,538
5,272	Sanchez Energy Corp.(b)(c)	22,828
1,364	Sandridge Energy, Inc.(b)	25,602
2,649	Scorpio Tankers, Inc. (Monaco)	9,430
236	SEACOR Holdings, Inc.(b)	11,139
1,986	SEACOR Marine Holdings, Inc.(b)	28,102
1,633	Select Energy Services, Inc., Class A(b)	26,585
938	SemGroup Corp., Class A	24,435
700	Ship Finance International Ltd. (Norway)	10,430
1,113	Silverbow Resources, Inc.(b)	25,031
4,176	Smart Sand, Inc.(b)(c)	30,025
1,678	Solaris Oilfield Infrastructure, Inc., Class A(b)	26,781
3,200	SRC Energy, Inc.(b)	30,528
917	Stone Energy Corp.(b)	26,978
2,649	Superior Energy Services, Inc.(b)	23,364
1,015	Teekay Corp. (Bermuda)(c)	8,222
6,538	Teekay Tankers Ltd., Class A (Bermuda)	9,676
2,441	Tellurian, Inc.(b)	26,290
5,408	Tesco Corp.(b)	20,821
11,741	TETRA Technologies, Inc.(b)	33,344
2,813	Ultra Petroleum Corp.(b)	22,335
1,462	Unit Corp.(b)	27,369
14,867	Uranium Energy Corp.(b)	15,759
697	US Silica Holdings, Inc.	21,265
12,665	W&T Offshore, Inc.(b)	39,641
2,137	Wildhorse Resource Development Corp.(b)	27,802
9,634	Willbros Group, Inc.(b)	29,480

		2,588,772

	Financials—9.1%
102	1st Source Corp.	5,234
185	Access National Corp.	5,383
171	ACNB Corp.	4,771
240	AG Mortgage Investment Trust, Inc. REIT	4,514
140	Allegiance Bancshares, Inc.(b)	5,488
262	Ambac Financial Group, Inc.(b)	4,265
177	American Equity Investment Life Holding Co.	5,223
126	American National Bankshares, Inc.	4,933
110	Ameris Bancorp	5,269
87	AMERISAFE, Inc.	5,629
166	Ames National Corp.	4,947
396	AmTrust Financial Services, Inc.	4,974
759	Anworth Mortgage Asset Corp. REIT	4,243
256	Apollo Commercial Real Estate Finance, Inc. REIT	4,626
352	Ares Commercial Real Estate Corp. REIT	4,569
81	Argo Group International Holdings Ltd.	5,099
356	Arlington Asset Investment Corp., Class A	4,083
177	ARMOUR Residential REIT, Inc. REIT	4,434
148	Arrow Financial Corp.	5,224

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
154	Artisan Partners Asset Management, Inc., Class A	$5,298
132	Associated Capital Group, Inc., Class A	4,897
275	Atlantic Capital Bancshares, Inc.(b)	4,524
270	Atlas Financial Holdings, Inc.(b)	5,333
279	B. Riley Financial, Inc.	4,645
214	Baldwin & Lyons, Inc., Class B	4,911
261	Banc of California, Inc.	5,494
94	BancFirst Corp.	5,137
169	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	4,737
588	Bancorp, Inc. (The)(b)	4,945
166	BancorpSouth, Inc.	5,246
518	Bank Mutual Corp.	5,478
456	Bank of Commerce Holdings	5,472
72	Bank of Marin Bancorp	4,878
145	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,416
288	BankFinancial Corp.	4,562
136	Bankwell Financial Group, Inc.	4,978
86	Banner Corp.	4,930
179	Bar Harbor Bankshares	5,411
330	Bcb Bancorp, Inc.	4,636
444	Bear State Financial, Inc.	4,555
313	Beneficial Bancorp, Inc.	5,164
137	Berkshire Hills Bancorp, Inc.	5,247
303	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	4,015
254	Blue Hills Bancorp, Inc.	5,512
186	BofI Holding, Inc.(b)	5,003
326	Boston Private Financial Holdings, Inc.	5,183
152	Bridge Bancorp, Inc.	5,396
332	Brookline Bancorp, Inc.	5,113
117	Bryn Mawr Bank Corp.	5,130
165	BSB Bancorp, Inc.(b)	4,933
217	Byline Bancorp, Inc.(b)	4,351
97	C&F Financial Corp.	5,626
220	Cadence Bancorp(b)	5,359
291	California First National Bancorp	4,481
122	Camden National Corp.	5,267
128	Capital Bank Financial Corp., Class A	5,197
228	Capital City Bank Group, Inc.	5,622
340	Capitol Federal Financial, Inc.	4,689
265	Capstar Financial Holdings, Inc.(b)	5,350
480	Capstead Mortgage Corp. REIT	4,234
140	Carolina Financial Corp.	5,159
133	Cathay General Bancorp	5,559
206	CenterState Bank Corp.	5,488
165	Central Pacific Financial Corp.	5,135
240	Central Valley Community Bancorp	4,848
69	Century Bancorp, Inc., Class A	5,862
279	Charter Financial Corp.	5,348
103	Chemical Financial Corp.	5,427
113	Chemung Financial Corp.	5,338
247	Cherry Hill Mortgage Investment Corp. REIT	4,498
206	Citizens & Northern Corp.	5,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
640	Citizens, Inc.(b)	$4,851
75	City Holding Co.	5,287
230	Civista Bancshares, Inc.	5,191
294	Clifton Bancorp, Inc.	5,007
189	CNB Financial Corp.	5,434
215	CNO Financial Group, Inc.	5,154
278	CoBiz Financial, Inc.	5,682
189	Codorus Valley Bancorp, Inc.	5,980
121	Cohen & Steers, Inc.	5,262
127	Columbia Banking System, Inc.	5,526
197	Commerce Union Bancshares, Inc.	4,760
93	Community Bank System, Inc.	5,142
530	Community Bankers Trust Corp.(b)	4,584
127	Community Financial Corp. (The)	4,599
113	Community Trust Bancorp, Inc.	5,458
215	ConnectOne Bancorp, Inc.	5,773
156	County Bancorp, Inc.	5,095
287	Cowen, Inc., Class A(b)	4,305
424	Crawford & Co., Class B	4,995
169	Customers Bancorp, Inc.(b)	4,620
229	CVB Financial Corp.	5,464
520	CYS Investments, Inc. REIT	4,160
28	Diamond Hill Investment Group, Inc.	5,934
247	Dime Community Bancshares, Inc.	5,446
139	DNB Financial Corp.	4,684
298	Donegal Group, Inc., Class A	5,108
216	Donnelley Financial Solutions, Inc.(b)	4,644
644	Dynex Capital, Inc. REIT	4,508
75	Eagle Bancorp, Inc.(b)	4,999
188	eHealth, Inc.(b)	4,771
738	Elevate Credit, Inc.(b)	5,779
314	Ellington Residential Mortgage REIT REIT	4,201
169	EMC Insurance Group, Inc.	4,979
115	Employers Holdings, Inc.	5,485
116	Encore Capital Group, Inc.(b)	5,388
366	Enova International, Inc.(b)	5,435
23	Enstar Group Ltd. (Bermuda)(b)	5,239
197	Entegra Financial Corp.(b)	5,368
143	Enterprise Bancorp, Inc.	5,162
124	Enterprise Financial Services Corp.	5,406
134	Equity Bancshares, Inc., Class A(b)	4,568
307	ESSA Bancorp, Inc.	4,964
126	Essent Group Ltd.(b)	5,370
115	Evans Bancorp, Inc.	5,008
65	Evercore, Inc., Class A	5,206
498	EZCORP, Inc., Class A(b)	5,104
112	Farmers & Merchants Bancorp, Inc.	4,146
125	Farmers Capital Bank Corp.	5,200
352	Farmers National Banc Corp.	5,104
133	FB Financial Corp.(b)	5,436
69	FBL Financial Group, Inc., Class A	5,337
112	FCB Financial Holdings, Inc., Class A(b)	5,230
72	Federal Agricultural Mortgage Corp., Class C	5,345
432	Federated National Holding Co.	6,627
1,353	Ferroglobe Representation & Warranty Insurance Trust(b)(d)	0

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
146	Fidelity & Guaranty Life	$4,541
220	Fidelity Southern Corp.	4,825
1,169	Fifth Street Asset Management, Inc., Class A	4,793
147	Financial Engines, Inc.	5,307
177	Financial Institutions, Inc.	5,806
179	First Bancorp, Inc./ME	5,587
841	First BanCorp/Puerto Rico(b)	4,331
293	First Bancorp/Southern Pines NC	10,753
160	First Bancshares, Inc. (The)	5,104
166	First Busey Corp.	5,166
219	First Business Financial Services, Inc.	4,868
14	First Citizens BancShares, Inc., Class A	5,670
376	First Commonwealth Financial Corp.	5,475
180	First Community Bancshares, Inc.	5,377
194	First Connecticut Bancorp, Inc.	5,122
97	First Defiance Financial Corp.	5,257
197	First Financial Bancorp	5,378
121	First Financial Bankshares, Inc.	5,524
109	First Financial Corp.	5,177
286	First Financial Northwest, Inc.	4,756
282	First Foundation, Inc.(b)	5,220
158	First Guaranty Bancshares, Inc.	4,215
148	First Internet Bancorp	5,580
136	First Interstate BancSystem, Inc., Class A	5,345
122	First Merchants Corp.	5,246
133	First Mid-Illinois Bancshares, Inc.	5,134
221	First Midwest Bancorp, Inc.	5,103
296	First Northwest Bancorp(b)	5,008
173	First of Long Island Corp. (The)	5,458
78	Firstcash, Inc.	4,980
143	Flagstar Bancorp, Inc.(b)	5,344
173	Flushing Financial Corp.	5,187
143	FNB Bancorp	4,941
284	FNFV Group(b)	4,899
149	Franklin Financial Network, Inc.(b)	5,111
275	Fulton Financial Corp.	5,005
734	Gain Capital Holdings, Inc.	5,417
159	GAMCO Investors, Inc., Class A	4,605
1,329	Genworth Financial, Inc., Class A(b)	4,399
144	German American Bancorp, Inc.	5,181
145	Glacier Bancorp, Inc.	5,504
115	Global Indemnity Ltd., Class A (Cayman Islands)(b)	4,827
238	Granite Point Mortgage Trust, Inc. REIT	4,415
323	Great Ajax Corp. REIT	4,570
95	Great Southern Bancorp, Inc.	5,106
136	Great Western Bancorp, Inc.	5,520
230	Green Bancorp, Inc.(b)	5,094
96	Green Dot Corp., Class A(b)	5,436
185	Greene County Bancorp, Inc.	5,531
321	Greenhill & Co., Inc.	5,874
228	Greenlight Capital Re Ltd., Class A(b)	5,027
182	Guaranty Bancorp	5,178
151	Guaranty Bancshares, Inc.	4,331
444	Hallmark Financial Services, Inc.(b)	5,146
200	Hamilton Lane, Inc., Class A	5,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
111	Hancock Holding Co.	$5,411
176	Hanmi Financial Corp.	5,412
195	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,692
281	HarborOne Bancorp, Inc.(b)	5,482
152	HCI Group, Inc.	5,694
150	Health Insurance Innovations, Inc., Class A(b)	3,225
108	Heartland Financial USA, Inc.	5,319
353	Heritage Commerce Corp.	5,429
178	Heritage Financial Corp.	5,429
481	Heritage Insurance Holdings, Inc.(c)	7,715
209	Hilltop Holdings, Inc.	4,924
24	Hingham Institution for Savings	4,673
115	Home Bancorp, Inc.	4,927
420	Home BancShares, Inc.	9,442
187	HomeStreet, Inc.(b)	5,432
197	HomeTrust Bancshares, Inc.(b)	5,171
300	Hope Bancorp, Inc.	5,535
134	Horace Mann Educators Corp.	5,869
180	Horizon Bancorp	4,954
128	Houlihan Lokey, Inc., Class A	5,329
232	Howard Bancorp, Inc.(b)	4,849
64	IBERIABANK Corp.	4,720
356	Impac Mortgage Holdings, Inc.(b)(c)	4,664
212	Independence Holding Co.	5,756
68	Independent Bank Corp./MA	4,903
235	Independent Bank Corp./MI	5,287
86	Independent Bank Group, Inc.	5,409
55	Infinity Property & Casualty Corp.	5,189
134	International Bancshares Corp.	5,440
133	INTL FCStone, Inc.(b)	5,521
271	Invesco Mortgage Capital, Inc. REIT(e)	4,667
205	Investar Holding Corp.	4,756
229	Investment Technology Group, Inc.	5,375
356	Investors Bancorp, Inc.	4,895
32	Investors Title Co.	6,070
121	James River Group Holdings Ltd.	5,121
335	Kearny Financial Corp.	5,042
100	Kemper Corp.	6,410
325	Kingstone Cos., Inc.	5,265
128	Kinsale Capital Group, Inc.	5,553
219	KKR Real Estate Finance Trust, Inc.	4,428
343	Ladder Capital Corp., Class A REIT	4,610
1,854	Ladenburg Thalmann Financial Services, Inc.	5,673
258	Lakeland Bancorp, Inc.	5,302
110	Lakeland Financial Corp.	5,311
247	LCNB Corp.	5,039
131	LegacyTexas Financial Group, Inc.	5,226
761	LendingClub Corp.(b)	4,330
20	LendingTree, Inc.(b)	5,361
218	Live Oak Bancshares, Inc.	5,167
491	Macatawa Bank Corp.	4,930
696	Maiden Holdings Ltd.	5,742
143	MainSource Financial Group, Inc.	5,390
192	Malvern Bancorp, Inc.(b)	5,184
353	Marlin Business Services Corp.	7,731

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
118	MB Financial, Inc.	$5,421
461	MBIA, Inc.(b)	3,342
468	MBT Financial Corp.	4,937
766	Medley Management, Inc., Class A	4,328
157	Mercantile Bank Corp.	5,668
264	Meridian Bancorp, Inc.	5,201
71	Meta Financial Group, Inc.	6,195
419	MGIC Investment Corp.(b)	5,992
99	Middlefield Banc Corp.	4,509
153	Midland States Bancorp, Inc.	4,965
383	MidSouth Bancorp, Inc.	5,017
142	MidWestOne Financial Group, Inc.	5,000
118	Moelis & Co., Class A	5,044
241	MTGE Investment Corp. REIT	4,362
130	Mutualfirst Financial, Inc.	5,031
150	National Bank Holdings Corp., Class A	4,923
117	National Bankshares, Inc.	5,183
117	National Commerce Corp.(b)	4,768
279	National General Holdings Corp.	5,630
14	National Western Life Group, Inc., Class A	5,006
283	Nationstar Mortgage Holdings, Inc.(b)	5,510
84	Navigators Group, Inc. (The)	4,872
144	NBT Bancorp, Inc.	5,492
98	Nelnet, Inc., Class A	5,737
737	New York Mortgage Trust, Inc. REIT	4,444
425	NewStar Financial, Inc.	5,219
271	NI Holdings, Inc.(b)	4,848
86	Nicolet Bankshares, Inc.(b)	4,897
441	NMI Holdings, Inc., Class A(b)	6,417
218	Northeast Bancorp	5,613
295	Northfield Bancorp, Inc.	5,033
155	Northrim Bancorp, Inc.	5,037
302	Northwest Bancshares, Inc.	5,095
160	Norwood Financial Corp.	4,779
188	OceanFirst Financial Corp.	5,217
167	Oconee Federal Financial Corp.	5,008
1,541	Ocwen Financial Corp.(b)	5,378
540	OFG Bancorp	4,806
150	Ohio Valley Banc Corp.	5,340
173	Old Line Bancshares, Inc.	5,216
293	Old National Bancorp	5,333
148	Old Point Financial Corp.	4,792
420	Old Second Bancorp, Inc.	5,754
338	OM Asset Management PLC	5,165
979	On Deck Capital, Inc.(b)	4,826
293	Oppenheimer Holdings, Inc., Class A	6,373
215	Opus Bank(b)	5,569
472	Orchid Island Capital, Inc. REIT	4,701
297	Oritani Financial Corp.	5,034
188	Orrstown Financial Services, Inc.	4,794
263	Owens Realty Mortgage, Inc. REIT	4,723
199	Pacific Continental Corp.	5,572
574	Pacific Mercantile Bancorp(b)	5,367
142	Pacific Premier Bancorp, Inc.(b)	5,737
90	Paragon Commercial Corp.(b)	5,181
48	Park National Corp.	5,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
413	Park Sterling Corp.	$5,191
237	Parke Bancorp, Inc.	5,107
273	Pcsb Financial Corp.(b)	5,111
155	Peapack-Gladstone Financial Corp.	5,377
106	Penns Woods Bancorp, Inc.	5,133
273	PennyMac Financial Services, Inc., Class A(b)	5,187
276	PennyMac Mortgage Investment Trust REIT	4,433
150	Peoples Bancorp of North Carolina, Inc.	5,114
152	Peoples Bancorp, Inc.	5,034
111	Peoples Financial Services Corp.	5,033
170	People’s Utah Bancorp	5,287
661	PHH Corp.(b)	8,732
86	Piper Jaffray Cos.	6,287
127	PJT Partners, Inc., Class A	4,902
159	PRA Group, Inc.(b)	4,436
91	Preferred Bank	5,617
260	Premier Financial Bancorp, Inc.	5,382
63	Primerica, Inc.	5,576
217	Provident Bancorp, Inc.(b)	5,143
239	Provident Financial Holdings, Inc.	4,620
194	Provident Financial Services, Inc.	5,277
249	Prudential Bancorp, Inc.	4,544
494	Pzena Investment Management, Inc., Class A	5,829
110	QCR Holdings, Inc.	5,253
283	Radian Group, Inc.	5,932
205	Rbb Bancorp	5,139
279	Redwood Trust, Inc. REIT	4,383
210	Regional Management Corp.(b)	5,185
120	Renasant Corp.	4,968
132	Republic Bancorp, Inc., Class A	5,190
556	Republic First Bancorp, Inc.(b)	5,143
445	Resource Capital Corp. REIT	4,566
587	Riverview Bancorp, Inc.	5,213
89	RLI Corp.	5,259
130	S&T Bancorp, Inc.	5,316
374	Safeguard Scientifics, Inc.(b)	5,273
67	Safety Insurance Group, Inc.	5,507
124	Sandy Spring Bancorp, Inc.	5,011
219	Seacoast Banking Corp. of Florida(b)	5,429
98	Selective Insurance Group, Inc.	5,841
138	ServisFirst Bancshares, Inc.	5,659
280	Shore Bancshares, Inc.	4,609
323	SI Financial Group, Inc.	4,845
185	Sierra Bancorp	4,895
358	Silvercrest Asset Management Group, Inc., Class A	5,835
163	Simmons First National Corp., Class A	9,405
193	SmartFinancial, Inc.(b)	4,534
58	South State Corp.	5,223
136	Southern First Bancshares, Inc.(b)	5,243
140	Southern Missouri Bancorp, Inc.	5,170
280	Southern National Bancorp of Virginia, Inc.	4,572
144	Southside Bancshares, Inc.	5,099
195	State Auto Financial Corp.	5,000
177	State Bank Financial Corp.	5,117
221	State National Cos., Inc.	4,645

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
431	Sterling Bancorp	$10,797
130	Stewart Information Services Corp.	4,932
101	Stifel Financial Corp.	5,356
141	Stock Yards Bancorp, Inc.	5,323
209	Summit Financial Group, Inc.	5,685
199	Sun Bancorp, Inc.	5,045
232	Sunshine Bancorp, Inc.(b)	5,417
290	Sutherland Asset Management Corp. REIT	4,539
156	Territorial Bancorp, Inc.	4,928
65	Texas Capital Bancshares, Inc.(b)	5,593
332	Third Point Reinsurance Ltd. (Bermuda)(b)	5,544
164	Timberland Bancorp, Inc.	4,971
760	Tiptree, Inc., Class A	5,054
63	Tompkins Financial Corp.	5,489
155	TowneBank	5,193
225	Tpg RE Finance Trust, Inc. REIT	4,392
136	TriCo Bancshares	5,633
223	TriState Capital Holdings, Inc.(b)	5,051
162	Triumph Bancorp, Inc.(b)	5,022
217	Trupanion, Inc.(b)	6,111
604	TrustCo Bank Corp. NY	5,542
161	Trustmark Corp.	5,303
258	Two River Bancorp	5,005
72	UMB Financial Corp.	5,294
269	Umpqua Holdings Corp.	5,504
148	Union Bankshares Corp.	5,107
107	Union Bankshares, Inc.	5,264
142	United Bankshares, Inc.	5,105
185	United Community Banks, Inc.	5,073
519	United Community Financial Corp.	4,790
279	United Financial Bancorp, Inc.	5,108
116	United Fire Group, Inc.	5,346
323	United Insurance Holdings Corp.	5,084
496	United Security Bancshares	4,662
263	Unity Bancorp, Inc.	5,194
276	Universal Insurance Holdings, Inc.	6,583
164	Univest Corp. of Pennsylvania	4,805
426	Valley National Bancorp	4,899
188	Veritex Holdings, Inc.(b)	4,956
267	Virtu Financial, Inc., Class A	3,778
43	Virtus Investment Partners, Inc.	5,005
252	Waddell & Reed Financial, Inc., Class A	4,710
100	Walker & Dunlop, Inc.(b)	5,489
153	Washington Federal, Inc.	5,324
92	Washington Trust Bancorp, Inc.	5,106
140	WashingtonFirst Bankshares, Inc.	4,892
261	Waterstone Financial, Inc.	5,011
126	WesBanco, Inc.	5,090
214	West Bancorporation, Inc.	5,232
91	Westamerica Bancorporation	5,299
441	Western Asset Mortgage Capital Corp. REIT	4,441
451	Western New England Bancorp, Inc.	4,758
78	Westwood Holdings Group, Inc.	5,062
19	Wins Finance Hondings, Inc.(b)(d)	368
67	Wintrust Financial Corp.	5,446
517	WisdomTree Investments, Inc.	5,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
3,800	WMIH Corp.(b)	$3,154
59	World Acceptance Corp.(b)	5,163
107	WSFS Financial Corp.	5,318
162	Xenith Bankshares, Inc.(b)	5,181

		2,103,842

	Health Care—10.8%
719	AAC Holdings, Inc.(b)	5,694
161	Abaxis, Inc.	7,792
528	Abeona Therapeutics, Inc.(b)	9,478
323	Accelerate Diagnostics, Inc.(b)	6,412
190	Acceleron Pharma, Inc.(b)	7,410
1,761	Accuray, Inc.(b)	8,365
1,910	Aceto Corp.	19,234
420	Achaogen, Inc.(b)	5,342
1,492	Achillion Pharmaceuticals, Inc.(b)	5,998
267	Aclaris Therapeutics, Inc.(b)	6,731
329	Acorda Therapeutics, Inc.(b)	8,743
344	Adamas Pharmaceuticals, Inc.(b)	8,483
217	Addus HomeCare Corp.(b)	7,812
622	Aduro Biotech, Inc.(b)	4,945
1,015	Advaxis, Inc.(b)	3,451
125	Aerie Pharmaceuticals, Inc.(b)	7,719
1,809	Agenus, Inc.(b)	6,621
520	Aileron Therapeutics, Inc.(b)	6,261
320	Aimmune Therapeutics, Inc.(b)	9,302
342	Akcea Therapeutics, Inc.(b)	6,265
444	Akebia Therapeutics, Inc.(b)	8,059
738	Alder Biopharmaceuticals, Inc.(b)	8,302
548	Allscripts Healthcare Solutions, Inc.(b)	7,387
148	Almost Family, Inc.(b)	6,549
391	AMAG Pharmaceuticals, Inc.(b)	6,139
140	Amedisys, Inc.(b)	6,735
503	American Renal Associates Holdings, Inc.(b)	6,101
526	Amicus Therapeutics, Inc.(b)	7,490
196	AMN Healthcare Services, Inc.(b)	8,604
470	Amphastar Pharmaceuticals, Inc.(b)	8,493
100	Analogic Corp.	8,030
231	Anaptysbio, Inc.(b)	15,253
1,552	Anavex Life Sciences Corp.(b)	6,549
422	AngioDynamics, Inc.(b)	7,161
148	ANI Pharmaceuticals, Inc.(b)	8,596
133	Anika Therapeutics, Inc.(b)	7,266
2,421	Antares Pharma, Inc.(b)	4,406
1,192	Aratana Therapeutics, Inc.(b)	6,830
1,294	Ardelyx, Inc.(b)	6,923
307	Arena Pharmaceuticals, Inc.(b)	8,605
712	Array BioPharma, Inc.(b)	7,440
257	Assembly Biosciences, Inc.(b)	7,584
2,249	Asterias Biotherapeutics, Inc.(b)	5,622
486	Atara Biotherapeutics, Inc.(b)	6,901
387	Athenex, Inc.(b)	6,478
3,531	Athersys, Inc.(b)	6,497
356	AtriCure, Inc.(b)	7,633
11	Atrion Corp.	7,234
323	Audentes Therapeutics, Inc.(b)	8,589
78	Avexis, Inc.(b)	8,152

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
403	AxoGen, Inc.(b)	$8,282
347	Axovant Sciences Ltd.(b)	1,818
704	Bellicum Pharmaceuticals, Inc.(b)	6,632
1,224	BioCryst Pharmaceuticals, Inc.(b)	5,508
193	Biohaven Pharmaceutical Holding Co., Ltd.(b)	5,802
2,574	BioScrip, Inc.(b)	6,512
158	BioSpecifics Technologies Corp.(b)	7,232
194	BioTelemetry, Inc.(b)	5,636
2,592	BioTime, Inc.(b)	6,221
57	Bluebird Bio, Inc.(b)	7,929
138	Blueprint Medicines Corp.(b)	9,166
436	Calithera Biosciences, Inc.(b)	7,020
332	Calyxt, Inc.(b)	6,799
146	Cambrex Corp.(b)	6,314
90	Cantel Medical Corp.	8,827
587	Capital Senior Living Corp.(b)	7,807
509	Cara Therapeutics, Inc.(b)	6,383
246	Cardiovascular Systems, Inc.(b)	5,921
2,077	Cascadian Therapeutics, Inc.(b)	9,533
1,828	Castlight Health, Inc., Class B(b)(c)	7,038
177	Catalent, Inc.(b)	7,538
2,779	Catalyst Pharmaceuticals, Inc.(b)	7,948
2,649	Celldex Therapeutics, Inc.(b)	6,464
2,321	Cempra, Inc.(b)	5,338
2,717	Cerus Corp.(b)	7,798
38	Chemed Corp.	8,490
992	ChemoCentryx, Inc.(b)	6,517
1,462	Chimerix, Inc.(b)	7,193
406	Civitas Solutions, Inc.(b)	7,572
966	Clearside BioMedical, Inc.(b)	6,878
101	Clovis Oncology, Inc.(b)	7,612
541	Coherus Biosciences, Inc.(b)	6,086
717	Collegium Pharmaceutical, Inc.(b)	7,407
1,032	Community Health Systems, Inc.(b)	6,089
253	Computer Programs & Systems, Inc.	7,628
1,256	Conatus Pharmaceuticals, Inc.(b)	5,765
477	Concert Pharmaceuticals, Inc.(b)	8,133
1,939	ConforMIS, Inc.(b)	6,864
148	CONMED Corp.	7,729
1,044	Corbus Pharmaceuticals Holdings, Inc.(b)	7,412
430	Corcept Therapeutics, Inc.(b)	8,467
4,485	Corindus Vascular Robotics, Inc.(b)	5,113
805	Corium International, Inc.(b)	8,114
146	CorVel Corp.(b)	8,760
449	Corvus Pharmaceuticals, Inc.(b)	6,097
204	Cotiviti Holdings, Inc.(b)	7,173
576	Cross Country Healthcare, Inc.(b)	7,862
332	CryoLife, Inc.(b)	6,457
3,384	Curis, Inc.(b)	5,347
189	Cutera, Inc.(b)	7,428
506	Cytokinetics, Inc.(b)	6,907
431	CytomX Therapeutics, Inc.(b)	8,620
1,194	Depomed, Inc.(b)	5,779
287	Dermira, Inc.(b)	7,683
3,299	Diplomat Pharmacy, Inc.(b)	69,444
274	Dova Pharmaceuticals, Inc.(b)	6,866
4,569	Durect Corp.(b)	3,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
103	Dyax Corp.(d)	$114
374	Dynavax Technologies Corp.(b)	8,228
127	Eagle Pharmaceuticals, Inc.(b)	6,826
681	Edge Therapeutics, Inc.(b)	7,396
362	Editas Medicine, Inc.(b)(c)	8,978
195	Emergent Biosolutions, Inc.(b)	7,993
170	Enanta Pharmaceuticals, Inc.(b)	8,444
1,589	Endologix, Inc.(b)	8,422
356	Ensign Group, Inc. (The)	8,216
415	Entellus Medical, Inc.(b)	7,026
656	Enzo Biochem, Inc.(b)	6,462
397	Epizyme, Inc.(b)	6,630
147	Esperion Therapeutics, Inc.(b)	6,724
551	Evolent Health, Inc., Class A(b)(c)	8,954
170	Exact Sciences Corp.(b)	9,348
247	Exactech, Inc.(b)	10,337
1,745	Fate Therapeutics, Inc.(b)	8,324
150	FibroGen, Inc.(b)	8,377
217	Five Prime Therapeutics, Inc.(b)	9,735
306	Flexion Therapeutics, Inc.(b)	6,735
1,392	Fluidigm Corp.(b)	8,074
250	Fonar Corp.(b)	7,975
1,559	Fortress Biotech, Inc.(b)	5,831
175	Foundation Medicine, Inc.(b)	7,875
274	G1 Therapeutics, Inc.(b)	6,475
6,412	Genesis Healthcare, Inc., Class A(b)	6,263
805	GenMark Diagnostics, Inc.(b)(c)	5,997
1,361	Genocea Biosciences, Inc.(b)	1,579
230	Genomic Health, Inc.(b)	7,542
3,384	Geron Corp.(b)	7,614
176	Glaukos Corp.(b)	6,215
258	Global Blood Therapeutics, Inc.(b)	10,268
243	Globus Medical, Inc., Class A(b)	7,744
172	Haemonetics Corp.(b)	8,180
558	Halozyme Therapeutics, Inc.(b)	9,893
160	Halyard Health, Inc.(b)	6,744
166	HealthEquity, Inc.(b)	8,337
163	HealthSouth Corp.	7,521
356	HealthStream, Inc.(b)	8,708
440	Heron Therapeutics, Inc.(b)	6,754
75	Heska Corp.(b)	7,312
401	HMS Holdings Corp.(b)	7,715
544	Horizon Pharma PLC(b)	7,377
42	ICU Medical, Inc.(b)	8,026
3,655	Idera Pharmaceuticals, Inc.(b)	5,702
668	Ignyta, Inc.(b)	10,287
671	Immune Design Corp.(b)	3,321
997	ImmunoGen, Inc.(b)	5,783
614	Immunomedics, Inc.(b)	6,582
347	Impax Laboratories, Inc.(b)	6,298
135	INC Research Holdings, Inc., Class A(b)	7,715
521	Innoviva, Inc.(b)	6,377
73	Inogen, Inc.(b)	7,222
703	Inovalon Holdings, Inc., Class A(b)	11,775
1,202	Inovio Pharmaceuticals, Inc.(b)	7,008
239	Insmed, Inc.(b)	6,455

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
126	Insulet Corp.(b)	$7,410
793	Insys Therapeutics, Inc.(b)	4,084
162	Integer Holdings Corp.(b)	7,873
141	Integra LifeSciences Holdings Corp.(b)	6,596
339	Intellia Therapeutics, Inc.(b)	10,550
230	Intersect ENT, Inc.(b)	6,819
331	Intra-Cellular Therapies, Inc.(b)	5,160
497	Invacare Corp.	7,704
776	Invitae Corp.(b)	6,549
1,030	Iovance Biotherapeutics, Inc.(b)	8,008
153	iRhythm Technologies, Inc.(b)	7,795
463	Ironwood Pharmaceuticals, Inc., Class A(b)	7,121
477	Jounce Therapeutics, Inc.(b)	6,678
333	K2M Group Holdings, Inc.(b)	6,557
284	Kala Pharmaceuticals, Inc.(b)	4,561
693	Karyopharm Therapeutics, Inc.(b)	7,076
941	Keryx Biopharmaceuticals, Inc.(b)(c)	6,098
968	Kindred Biosciences, Inc.(b)	7,212
962	Kindred Healthcare, Inc.	5,820
1,067	Kura Oncology, Inc.(b)	15,898
229	La Jolla Pharmaceutical Co.(b)	7,868
424	Lannett Co., Inc.(b)(c)	8,438
446	Lantheus Holdings, Inc.(b)	8,875
195	LeMaitre Vascular, Inc.	6,242
497	Lexicon Pharmaceuticals, Inc.(b)	5,064
112	LHC Group, Inc.(b)	7,483
54	Ligand Pharmaceuticals, Inc.(b)	7,849
116	LivaNova PLC(b)	8,572
97	Loxo Oncology, Inc.(b)	8,358
380	Luminex Corp.	8,113
397	MacroGenics, Inc.(b)	7,857
419	Madrigal Pharmaceuticals, Inc.(b)	20,946
91	Magellan Health, Inc.(b)	7,762
85	Masimo Corp.(b)	7,460
5,336	Matinas Biopharma Holdings, Inc.(b)	5,976
201	Medicines Co. (The)(b)	5,777
1,364	MediciNova, Inc.(b)	9,698
100	Medidata Solutions, Inc.(b)	7,523
224	Medpace Holdings, Inc.(b)	8,393
526	Meridian Bioscience, Inc.	7,864
181	Merit Medical Systems, Inc.(b)	6,887
571	Merrimack Pharmaceuticals, Inc.	6,704
412	Mersana Therapeutics, Inc.(b)	6,699
471	MiMedx Group, Inc.(b)	5,972
1,022	Minerva Neurosciences, Inc.(b)	6,439
794	Miragen Therapeutics, Inc.(b)	6,574
113	Molina Healthcare, Inc.(b)	7,665
443	Momenta Pharmaceuticals, Inc.(b)	6,246
168	MyoKardia, Inc.(b)	6,460
225	Myriad Genetics, Inc.(b)	7,713
469	Nanostring Technologies, Inc.(b)	4,671
1,929	Nanthealth, Inc.(b)	7,041
1,171	NantKwest, Inc.(b)	5,410
556	Natera, Inc.(b)	6,110
119	National Healthcare Corp.	7,616
221	National Research Corp., Class A	8,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
221	Natus Medical, Inc.(b)	$9,370
325	Nektar Therapeutics, Class A(b)	7,829
106	Neogen Corp.(b)	8,501
663	NeoGenomics, Inc.(b)	5,748
831	Neos Therapeutics, Inc.(b)	8,642
85	Nevro Corp.(b)	7,444
538	NewLink Genetics Corp.(b)(c)	5,036
6,195	Novavax, Inc.(b)	6,753
1,031	Novelion Therapeutics, Inc. (Canada)(b)	4,866
364	Novocure Ltd.(b)	7,862
122	NuVasive, Inc.(b)	6,921
262	NxStage Medical, Inc.(b)	7,061
1,965	Nymox Pharmaceutical Corp. (Canada)(b)	6,995
747	Obalon Therapeutics, Inc.(b)	6,297
1,063	Ocular Therapeutix, Inc.(b)	6,123
354	Omeros Corp.(b)	5,579
147	Omnicell, Inc.(b)	7,321
338	OraSure Technologies, Inc.(b)	6,676
3,369	Organovo Holdings, Inc.(b)(c)	5,357
149	Orthofix International NV(b)	8,006
2,089	Otonomy, Inc.(b)	6,215
878	Ovid Therapeutics, Inc.(b)	5,689
258	Owens & Minor, Inc.	6,339
476	Oxford Immunotec Global PLC(b)	6,293
1,364	Pacific Biosciences of California, Inc.(b)	5,770
201	Pacira Pharmaceuticals, Inc.(b)	6,442
269	Paratek Pharmaceuticals, Inc.(b)	5,757
2,335	PDL BioPharma, Inc.(b)	6,912
84	Penumbra, Inc.(b)	8,446
288	Petiq, Inc., Class A(b)	6,929
252	PharMerica Corp.(b)	7,384
203	Phibro Animal Health Corp., Class A	7,643
1,384	Pieris Pharmaceuticals, Inc.(b)	6,989
128	Portola Pharmaceuticals, Inc.(b)	6,324
94	PRA Health Sciences, Inc.(b)	7,654
150	Prestige Brands Holdings, Inc.(b)	7,035
1,189	Progenics Pharmaceuticals, Inc.(b)	7,360
471	Protagonist Therapeutics, Inc.(b)	7,051
120	Prothena Corp. PLC (Ireland)(b)	6,966
139	Providence Service Corp. (The)(b)	7,728
352	PTC Therapeutics, Inc.(b)	6,596
365	Pulse Biosciences, Inc.(b)	8,837
68	Puma Biotechnology, Inc.(b)	8,656
459	Quality Systems, Inc.(b)	6,458
200	Quidel Corp.(b)	8,190
1,944	Quotient Ltd.(b)	9,934
2,235	R1 Rcm, Inc.(b)	8,493
517	Ra Pharmaceuticals, Inc.(b)	6,793
202	Radius Health, Inc.(b)	6,486
659	RadNet, Inc.(b)	7,216
253	Reata Pharmaceuticals, Inc., Class A(b)	7,661
961	Recro Pharma, Inc.(b)	8,293
295	REGENXBIO, Inc.(b)	8,835
170	Repligen Corp.(b)	6,324
301	Retrophin, Inc.(b)	7,486
284	Revance Therapeutics, Inc.(b)	7,384

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,924	Rigel Pharmaceuticals, Inc.(b)	$10,965
1,164	Rockwell Medical, Inc.(b)	7,054
1,661	RTI Surgical, Inc.(b)	7,475
84	Sage Therapeutics, Inc.(b)	5,316
538	Sangamo Therapeutics, Inc.(b)	6,671
161	Sarepta Therapeutics, Inc.(b)	7,939
401	Select Medical Holdings Corp.(b)	7,679
418	Selecta Biosciences, Inc.(b)	8,870
514	Seres Therapeutics, Inc.(b)	5,161
304	Sienna Biopharmaceuticals, Inc.(b)	5,958
590	Sientra, Inc.(b)	8,649
679	Simulations Plus, Inc.	11,068
86	Spark Therapeutics, Inc.(b)	6,957
708	Spectrum Pharmaceuticals, Inc.(b)	13,870
614	STAAR Surgical Co.(b)	8,136
790	Stemline Therapeutics, Inc.(b)	10,784
1,282	Strongbridge Biopharma PLC(b)	7,692
594	Sucampo Pharmaceuticals, Inc., Class A(b)	5,940
153	Supernus Pharmaceuticals, Inc.(b)	6,365
735	Surgery Partners, Inc.(b)	6,799
271	SurModics, Inc.(b)	8,062
585	Syndax Pharmaceuticals, Inc.(b)	6,540
2,429	Synergy Pharmaceuticals, Inc.(b)	6,631
430	Syros Pharmaceuticals, Inc.(b)	7,396
347	Tabula Rasa Healthcare, Inc.(b)	10,021
206	Tactile Systems Technology, Inc.(b)	5,910
230	Teladoc, Inc.(b)(c)	7,602
1,067	Teligent, Inc.(b)	6,061
431	Tenet Healthcare Corp.(b)	6,155
1,096	Tetraphase Pharmaceuticals, Inc.(b)	6,587
578	TG Therapeutics, Inc.(b)	4,711
1,058	TherapeuticsMD, Inc.(b)	4,994
236	Theravance Biopharma, Inc. (Cayman Islands)(b)	6,811
192	Tivity Health, Inc.(b)	8,880
99	Tobira Therapeutics, Inc.(b)(d)	1,360
551	Tocagen, Inc.(b)	6,100
3,084	Trevena, Inc.(b)	4,626
305	Triple-S Management Corp., Class B(b)	7,323
127	U.S. Physical Therapy, Inc.	8,630
146	Ultragenyx Pharmaceutical, Inc.(b)	6,729
100	Utah Medical Products, Inc.	7,540
419	Vanda Pharmaceuticals, Inc.(b)	6,578
232	Varex Imaging Corp.(b)	7,974
2,263	Vbi Vaccines, Inc.(b)	7,785
884	Veracyte, Inc.(b)	7,558
349	Versartis, Inc.(b)	628
1,187	Viewray, Inc.(b)	8,178
1,346	Viveve Medical, Inc.(b)	7,349
350	Vocera Communications, Inc.(b)	9,877
509	Voyager Therapeutics, Inc.(b)	10,720
1,285	vTv Therapeutics, Inc., Class A(b)	8,121
312	WaVe Life Sciences Ltd.(b)	7,192
257	Wright Medical Group NV(b)	6,736
1,465	XBiotech, Inc.(b)(c)	6,241
334	Xencor, Inc.(b)	6,607
1,171	ZIOPHARM Oncology, Inc.(b)	5,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
473	Zogenix, Inc.(b)	$17,738
1,139	Zynerba Pharmaceuticals, Inc.(b)	11,162

		2,501,146

	Industrials—14.8%
621	AAON, Inc.	21,735
270	AAR Corp.	10,500
234	ABM Industries, Inc.	9,821
2,884	Acacia Research Corp.(b)	12,978
854	ACCO Brands Corp.(b)	11,145
381	Actuant Corp., Class A	9,715
395	Advanced Disposal Services, Inc.(b)	9,843
967	Advanced Drainage Systems, Inc.	18,905
175	Advisory Board Co. (The)(b)	9,437
441	Aegion Corp.(b)	10,271
317	Aerojet Rocketdyne Holdings, Inc.(b)	10,011
190	Aerovironment, Inc.(b)	9,720
398	Air Transport Services Group, Inc.(b)	9,632
445	Aircastle Ltd.	10,351
103	Alamo Group, Inc.	10,866
178	Albany International Corp., Class A	10,742
81	Allegiant Travel Co.	11,048
391	Allied Motion Technologies, Inc.	11,104
205	Altra Industrial Motion Corp.	9,819
3,425	Ameresco, Inc., Class A(b)	26,372
267	American Railcar Industries, Inc.	10,627
98	American Woodmark Corp.(b)	9,467
456	Apogee Enterprises, Inc.	21,765
162	Applied Industrial Technologies, Inc.	10,311
1,649	Aqua Metals, Inc.(b)(c)	6,563
2,755	ARC Document Solutions, Inc.(b)	12,177
313	ArcBest Corp.	10,204
149	Argan, Inc.	10,244
1,262	Armstrong Flooring, Inc.(b)	18,678
195	Astec Industries, Inc.	10,130
348	Astronics Corp.(b)	11,971
532	Atkore International Group, Inc.(b)	10,273
141	Atlas Air Worldwide Holdings, Inc.(b)	8,650
231	Avis Budget Group, Inc.(b)	9,529
435	Axon Enterprise, Inc.(b)	9,992
196	AZZ, Inc.	9,369
3,400	Babcock & Wilcox Enterprises, Inc.(b)(c)	14,892
148	Barnes Group, Inc.	9,633
175	Barrett Business Services, Inc.	10,638
402	Beacon Roofing Supply, Inc.(b)	22,275
579	BG Staffing, Inc.	9,774
515	Blue Bird Corp.(b)	10,635
965	BMC Stock Holdings, Inc.(b)	20,699
265	Brady Corp., Class A	10,083
434	Briggs & Stratton Corp.	10,937
116	Brink’s Co. (The)	8,828
1,193	Builders FirstSource, Inc.(b)	21,498
676	Caesarstone Ltd. (Israel)(b)	19,131
315	CAI International, Inc.(b)	11,661
534	Casella Waste Systems, Inc., Class A(b)	9,858
630	CBIZ, Inc.(b)	10,678
1,224	CECO Environmental Corp.	10,734

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
270	Chart Industries, Inc.(b)	$11,745
668	Chicago Bridge & Iron Co. NV	9,312
196	CIRCOR International, Inc.	8,614
1,498	Cogint, Inc.(b)	6,816
285	Columbus McKinnon Corp.	11,275
592	Comfort Systems USA, Inc.	26,226
1,427	Commercial Vehicle Group, Inc.(b)	11,587
815	Continental Building Products, Inc.(b)	21,760
1,618	Costamare, Inc. (Monaco)	10,048
661	Covanta Holding Corp.	10,642
363	Covenant Transportation Group, Inc., Class A(b)	10,781
253	CRA International, Inc.	10,692
227	CSW Industrials, Inc.(b)	11,134
215	Cubic Corp.	11,728
97	Curtiss-Wright Corp.	11,470
714	Daseke, Inc.(b)	9,875
137	Deluxe Corp.	9,542
1,594	DMC Global, Inc.	34,669
268	Douglas Dynamics, Inc.	11,243
341	Ducommun, Inc.(b)	11,243
341	DXP Enterprises, Inc.(b)	10,936
119	Dycom Industries, Inc.(b)	10,452
2,037	Eagle Bulk Shipping, Inc.(b)	9,574
803	Eastern Co. (The)	23,207
611	Echo Global Logistics, Inc.(b)	14,695
143	EMCOR Group, Inc.	11,513
227	Encore Wire Corp.	10,249
761	Energous Corp.(b)(c)	7,465
1,290	Energy Recovery, Inc.(b)	9,946
144	EnerSys	9,989
306	Engility Holdings, Inc.(b)	10,303
497	Ennis, Inc.	10,015
134	EnPro Industries, Inc.	11,221
290	Envirostar, Inc.(c)	7,743
171	ESCO Technologies, Inc.	9,909
803	Essendant, Inc.	7,773
109	Esterline Technologies Corp.(b)	10,339
1,099	ExOne Co. (The)(b)	11,682
134	Exponent, Inc.	9,896
511	Federal Signal Corp.	10,910
231	Forrester Research, Inc.	10,095
177	Forward Air Corp.	10,167
1,467	Foundation Building Materials, Inc.(b)	19,731
453	Franklin Covey Co.(b)	8,788
244	Franklin Electric Co., Inc.	11,102
558	FreightCar America, Inc.	10,446
276	FTI Consulting, Inc.(b)	11,799
158	GATX Corp.	9,387
675	Genco Shipping & Trading Ltd.(b)	8,107
597	Gencor Industries, Inc.(b)	10,806
218	Generac Holdings, Inc.(b)	11,356
544	General Cable Corp.	11,397
699	Gibraltar Industries, Inc.(b)	23,242
713	Global Brass & Copper Holdings, Inc.	24,955
573	GMS, Inc.(b)	19,511
315	Gorman-Rupp Co. (The)	10,074
329	GP Strategies Corp.(b)	9,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
466	Graham Corp.	$8,980
168	Granite Construction, Inc.	10,700
2,149	Great Lakes Dredge & Dock Corp.(b)	10,960
221	Greenbrier Cos., Inc. (The)(c)	11,536
1,006	Griffon Corp.	22,685
375	H&E Equipment Services, Inc.	12,353
696	Hardinge, Inc.	11,512
544	Harsco Corp.(b)	11,560
227	Hawaiian Holdings, Inc.(b)	7,605
2,073	HC2 Holdings, Inc.(b)	11,256
187	Healthcare Services Group, Inc.	9,890
412	Heartland Express, Inc.	8,788
519	Heidrick & Struggles International, Inc.	12,897
207	Herc Holdings, Inc.(b)	10,031
456	Heritage-Crystal Clean, Inc.(b)	8,915
284	Herman Miller, Inc.	9,542
376	Hertz Global Holdings, Inc.(b)(c)	9,351
1,968	Hill International, Inc.(b)	10,430
266	Hillenbrand, Inc.	10,520
258	HNI Corp.	8,829
235	Hub Group, Inc., Class A(b)	10,176
999	Hudson Technologies, Inc.(b)	5,914
276	Hurco Cos., Inc.	12,351
302	Huron Consulting Group, Inc.(b)	11,053
3,164	Huttig Building Products, Inc.(b)	21,262
137	Hyster-Yale Materials Handling, Inc.	10,753
191	ICF International, Inc.(b)	10,257
577	IES Holdings, Inc.(b)	10,790
859	InnerWorkings, Inc.(b)	9,346
116	Insperity, Inc.	11,008
820	Insteel Industries, Inc.	20,951
1,097	Interface, Inc.	25,012
606	Jeld-Wen Holding, Inc.(b)	22,349
103	John Bean Technologies Corp.	11,011
107	Kadant, Inc.	12,155
192	Kaman Corp.	10,740
518	KBR, Inc.	10,168
425	Kelly Services, Inc., Class A	11,182
272	Kennametal, Inc.	11,873
1,356	KeyW Holding Corp. (The)(b)	10,238
518	Kforce, Inc.	10,852
552	Kimball International, Inc., Class B	10,582
198	KLX, Inc.(b)	10,862
229	Knight-Swift Transportation Holdings, Inc., Class A(b)	9,492
528	Knoll, Inc.	11,204
261	Korn/Ferry International	10,918
729	Kratos Defense & Security Solutions, Inc.(b)	8,777
843	Lawson Products, Inc.(b)	21,201
852	Layne Christensen Co.(b)	11,255
1,095	LB Foster Co., Class A(b)	27,266
111	Lindsay Corp.	10,163
571	LSC Communications, Inc.	9,239
3,500	LSI Industries, Inc.	24,325
205	Lydall, Inc.(b)	11,849
1,163	Manitowoc Co., Inc. (The)(b)	11,072

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
514	Marten Transport Ltd.	$10,100
307	Masonite International Corp.(b)	20,600
237	MasTec, Inc.(b)	10,321
358	Matson, Inc.	9,748
146	Matthews International Corp., Class A	9,176
232	McGrath RentCorp	10,370
207	Mercury Systems, Inc.(b)	10,447
424	Meritor, Inc.(b)	11,028
601	Milacron Holdings Corp.(b)	10,788
377	Miller Industries, Inc.	10,650
469	Mistras Group, Inc.(b)	9,854
294	Mobile Mini, Inc.	9,731
124	Moog, Inc., Class A(b)	10,882
1,185	MRC Global, Inc.(b)	20,323
131	MSA Safety, Inc.	10,415
678	Mueller Industries, Inc.	23,561
1,621	Mueller Water Products, Inc., Class A	19,355
116	Multi-Color Corp.	9,593
385	MYR Group, Inc.(b)	12,278
87	National Presto Industries, Inc.	10,170
613	Navigant Consulting, Inc.(b)	10,611
5,633	Navios Maritime Holdings, Inc. (Monaco)(b)	10,252
245	Navistar International Corp.(b)	10,366
1,558	NCI Building Systems, Inc.(b)	24,850
2,758	Nexeo Solutions, Inc.(b)	20,382
837	NN, Inc.	24,733
1,082	Northwest Pipe Co.(b)	19,736
2,047	NOW, Inc.(b)	25,628
195	NV5 Global, Inc.(b)	11,330
339	Omega Flex, Inc.	21,862
193	On Assignment, Inc.(b)	11,815
1,673	Orion Group Holdings, Inc.(b)	12,046
238	Park-Ohio Holdings Corp.	11,222
287	Patrick Industries, Inc.(b)	26,691
1,470	Pendrell Corp.(b)	9,526
1,397	PGT Innovations, Inc.(b)	19,698
4,309	Plug Power, Inc.(b)(c)	12,281
1,236	Ply Gem Holdings, Inc.(b)	20,888
342	Powell Industries, Inc.	9,911
177	Preformed Line Products Co.	12,586
334	Primoris Services Corp.	9,442
130	Proto Labs, Inc.(b)	11,343
497	Quad/Graphics, Inc., Class A	11,327
996	Quanex Building Products Corp.	21,862
1,874	Radiant Logistics, Inc.(b)	9,145
332	Raven Industries, Inc.	11,172
192	RBC Bearings, Inc.(b)	23,773
766	Resources Connection, Inc.	12,065
368	REV Group, Inc.	9,494
1,292	Revolution Lighting Technologies, Inc.(b)	7,184
822	Rexnord Corp.(b)	20,977
1,258	Roadrunner Transportation Systems, Inc.(b)	11,070
733	RPX Corp.(b)	9,544
1,030	RR Donnelley & Sons Co.	9,476
232	Rush Enterprises, Inc., Class A(b)	11,781
2,742	Safe Bulkers, Inc. (Greece)(b)	9,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
160	Saia, Inc.(b)	$10,368
411	Schneider National, Inc., Class B	10,764
1,230	Scorpio Bulkers, Inc.(b)	9,840
437	Simpson Manufacturing Co., Inc.	24,358
164	Siteone Landscape Supply, Inc.(b)	10,416
258	SkyWest, Inc.	12,152
252	SP Plus Corp.(b)	9,765
1,000	Spartan Motors, Inc.	16,150
424	Sparton Corp.(b)	9,875
383	SPX Corp.(b)	11,218
278	SPX FLOW, Inc.(b)	11,462
99	Standex International Corp.	10,251
706	Steelcase, Inc., Class A	10,272
706	Sterling Construction Co., Inc.(b)	12,602
188	Sun Hydraulics Corp.	10,816
3,340	Sunrun, Inc.(b)(c)	19,172
757	Team, Inc.(b)	9,311
155	Tennant Co.	10,749
216	Tetra Tech, Inc.	10,638
544	Textainer Group Holdings Ltd.(b)	10,635
554	Thermon Group Holdings, Inc.(b)	11,917
1,064	Titan International, Inc.	10,363
717	Titan Machinery, Inc.(b)	10,676
1,252	TPI Composites, Inc.(b)	31,363
263	Trex Co., Inc.(b)	28,785
393	TriMas Corp.(b)	10,434
267	TriNet Group, Inc.(b)	9,270
279	Triton International Ltd. (Bermuda)(b)	11,132
362	Triumph Group, Inc.	11,240
459	TrueBlue, Inc.(b)	12,439
365	Tutor Perini Corp.(b)	10,293
547	Twin Disc, Inc.(b)	11,678
66	UniFirst Corp.	10,395
233	Universal Forest Products, Inc.	26,306
537	Universal Logistics Holdings, Inc.	11,599
191	US Ecology, Inc.	9,082
327	Vectrus, Inc.(b)	9,977
716	Veritiv Corp.(b)	23,019
154	Viad Corp.	8,940
524	Vicor Corp.(b)	11,292
4,976	Vivint Solar, Inc.(b)(c)	18,660
179	VSE Corp.	8,789
461	Wabash National Corp.	10,373
162	WageWorks, Inc.(b)	10,328
151	Watts Water Technologies, Inc., Class A	10,177
274	Werner Enterprises, Inc.	9,768
1,081	Wesco Aircraft Holdings, Inc.(b)	9,783
308	Willdan Group, Inc.(b)	9,258
395	Willis Lease Finance Corp.(b)	9,911
133	Woodward, Inc.	10,285
699	YRC Worldwide, Inc.(b)	9,416

		3,423,599

	Information Technology—13.1%
157	2U, Inc.(b)	9,990
757	3D Systems Corp.(b)	9,372
3,339	8x8, Inc.(b)	44,576

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,497	A10 Networks, Inc.(b)	$10,943
220	Acacia Communications, Inc.(b)	9,308
431	ACI Worldwide, Inc.(b)	10,378
772	Actua Corp.(b)	11,927
417	Acxiom Corp.(b)	10,492
452	ADTRAN, Inc.	9,537
127	Advanced Energy Industries, Inc.(b)	10,759
2,709	Aerohive Networks, Inc.(b)	10,728
930	Agilysys, Inc.(b)	11,411
1,415	Akoustis Technologies, Inc.(b)	8,617
220	Alarm.com Holdings, Inc.(b)	10,270
632	Alpha & Omega Semiconductor Ltd.(b)	11,648
457	Alteryx, Inc., Class A(b)	10,324
228	Ambarella, Inc.(b)	12,868
1,262	Amber Road, Inc.(b)	9,415
891	American Software, Inc., Class A	11,057
1,102	Amkor Technology, Inc.(b)	12,750
137	Anixter International, Inc.(b)	9,412
219	AppFolio, Inc., Class A(b)	10,052
175	Applied Optoelectronics, Inc.(b)	7,129
572	Apptio, Inc., Class A(b)	13,871
154	Aspen Technology, Inc.(b)	9,936
2,179	Avid Technology, Inc.(b)	9,675
576	AVX Corp.	10,852
458	Axcelis Technologies, Inc.(b)	15,068
1,226	AXT, Inc.(b)	11,402
207	Badger Meter, Inc.	9,067
708	Bankrate, Inc.(b)	9,841
406	Barracuda Networks, Inc.(b)	9,464
2,086	Bazaarvoice, Inc.(b)	10,065
373	Bel Fuse, Inc., Class B	12,067
258	Belden, Inc.	20,617
307	Benchmark Electronics, Inc.(b)	9,502
320	Benefitfocus, Inc.(b)	8,768
116	Blackbaud, Inc.	11,751
102	Blackhawk Network Holdings, Inc., Class A(b)	3,463
305	Blackline, Inc.(b)	10,834
425	Blucora, Inc.(b)	9,222
319	Bottomline Technologies (de), Inc.(b)	10,387
540	Box, Inc., Class A(b)	11,853
1,442	Brightcove, Inc.(b)	11,536
201	BroadSoft, Inc.(b)	11,025
360	Brooks Automation, Inc.	12,380
289	Cabot Microelectronics Corp.	27,938
76	CACI International, Inc., Class A(b)	10,925
506	CalAmp Corp.(b)	11,501
2,022	Calix, Inc.(b)	11,121
396	Callidus Software, Inc.(b)	10,039
499	Carbonite, Inc.(b)	11,327
169	Cardtronics PLC, Class A(b)	3,870
576	Care.com, Inc.(b)	8,853
309	Cars.Com, Inc.(b)	7,360
77	Cass Information Systems, Inc.	4,966
246	CEVA, Inc.(b)	11,882
849	ChannelAdvisor Corp.(b)	9,551
453	Ciena Corp.(b)	9,635
90	Cimpress NV (Netherlands)(b)	9,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
174	Cirrus Logic, Inc.(b)	$9,744
794	Clearfield, Inc.(b)	10,878
458	Cloudera, Inc.(b)	6,930
519	Cohu, Inc.	13,390
458	CommerceHub, Inc., Series C(b)	9,769
162	CommVault Systems, Inc.(b)	8,432
498	Comtech Telecommunications Corp.	10,712
363	Control4 Corp.(b)	10,690
395	Convergys Corp.	10,163
282	Cornerstone OnDemand, Inc.(b)	10,818
322	Coupa Software, Inc.(b)	11,189
516	Cray, Inc.(b)	10,655
401	Cree, Inc.(b)	14,316
257	CSG Systems International, Inc.	10,881
433	CTS Corp.	11,778
647	CyberOptics Corp.(b)	9,317
1,024	Daktronics, Inc.	10,516
4,349	DHI Group, Inc.(b)	9,568
484	Diebold Nixdorf, Inc.	9,341
1,066	Digi International, Inc.(b)	11,086
316	Digimarc Corp.(b)	11,281
359	Diodes, Inc.(b)	12,328
828	DSP Group, Inc.(b)	11,095
1,114	Eastman Kodak Co.(b)	5,960
173	Ebix, Inc.	11,755
806	Electro Scientific Industries, Inc.(b)	14,419
242	Electronics For Imaging, Inc.(b)	7,468
116	Ellie Mae, Inc.(b)	10,434
1,114	EMCORE Corp.(b)	9,190
1,274	Endurance International Group Holdings, Inc.(b)	10,447
368	Entegris, Inc.	12,052
229	Envestnet, Inc.(b)	12,229
116	EPAM Systems, Inc.(b)	10,573
123	ePlus, Inc.(b)	11,759
498	Etsy, Inc.(b)	8,317
439	Everbridge, Inc.(b)	11,695
583	Everi Holdings, Inc.(b)	4,833
249	EVERTEC, Inc.	3,735
702	Exa Corp.(b)	17,016
168	ExlService Holdings, Inc.(b)	10,487
873	Extreme Networks, Inc.(b)	10,476
260	Fabrinet (Thailand)(b)	9,667
33	Fair Isaac Corp.	4,790
278	FARO Technologies, Inc.(b)	14,400
446	Finisar Corp.(b)	10,499
1,304	Fitbit, Inc., Class A(b)(c)	8,007
452	Five9, Inc.(b)	11,404
645	FormFactor, Inc.(b)	11,739
226	Gigamon, Inc.(b)	8,701
2,802	Glu Mobile, Inc.(b)	11,236
3,273	Gogo, Inc.(b)(c)	32,534
172	GrubHub, Inc.(b)	10,495
1,475	GSI Technology, Inc.(b)	10,207
323	GTT Communications, Inc.(b)	11,773
682	Hackett Group, Inc. (The)	10,530
3,215	Harmonic, Inc.(b)	11,895
569	Hortonworks, Inc.(b)	9,394

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
138	HubSpot, Inc.(b)	$11,944
424	Ichor Holdings Ltd.(b)	13,225
269	II-VI, Inc.(b)	12,159
1,332	Immersion Corp.(b)	10,763
221	Imperva, Inc.(b)	9,437
258	Impinj, Inc.(b)	8,808
1,190	Infinera Corp.(b)	9,960
2,527	Information Services Group, Inc.(b)	10,310
270	Inphi Corp.(b)	11,065
251	Insight Enterprises, Inc.(b)	11,308
278	Instructure, Inc.(b)	9,674
393	Integrated Device Technology, Inc.(b)	12,211
140	InterDigital, Inc.	10,269
2,286	Internap Corp.(b)	10,630
1,147	Intevac, Inc.(b)	9,635
1,535	Iteris, Inc.(b)	10,607
131	Itron, Inc.(b)	10,238
427	IXYS Corp.(b)	10,547
638	j2 Global, Inc.	47,301
448	KEMET Corp.(b)	11,509
509	Kimball Electronics, Inc.(b)	11,198
672	Knowles Corp.(b)	11,128
2,427	Kopin Corp.(b)	8,519
883	KVH Industries, Inc.(b)	10,199
1,733	Lattice Semiconductor Corp.(b)	10,138
1,453	Leaf Group Ltd.(b)	10,244
2,701	Limelight Networks, Inc.(b)	13,370
1,626	Liquidity Services, Inc.(b)	9,268
55	Littelfuse, Inc.	11,495
737	LivePerson, Inc.(b)	10,355
171	Lumentum Holdings, Inc.(b)	10,799
230	MACOM Technology Solutions Holdings, Inc.(b)	9,402
243	ManTech International Corp., Class A	11,278
153	MAXIMUS, Inc.	10,164
441	MaxLinear, Inc., Class A(b)	10,791
1,612	Maxwell Technologies, Inc.(b)	7,770
2,495	Meet Group, Inc. (The)(b)	8,458
69	Mesa Laboratories, Inc.	11,002
264	Methode Electronics, Inc.	12,382
76	MicroStrategy, Inc., Class A(b)	10,052
3,490	Microvision, Inc.(b)	7,713
388	MINDBODY, Inc., Class A(b)	12,513
991	Mitek Systems, Inc.(b)	8,820
116	MKS Instruments, Inc.	12,603
2,633	Mobileiron, Inc.(b)	10,137
743	Model N, Inc.(b)	10,811
278	MoneyGram International, Inc.(b)	4,323
95	Monolithic Power Systems, Inc.	11,559
504	Monotype Imaging Holdings, Inc.	11,617
201	MTS Systems Corp.	10,462
448	Mulesoft, Inc., Class A(b)	10,479
377	Nanometrics, Inc.(b)	10,658
1,005	Napco Security Technologies, Inc.(b)	10,201
1,679	NeoPhotonics Corp.(b)(c)	8,748
208	NETGEAR, Inc.(b)	9,703
305	NetScout Systems, Inc.(b)	8,662
202	New Relic, Inc.(b)	10,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
594	NIC, Inc.	$10,098
246	Novanta, Inc.(b)	11,636
443	Nutanix, Inc., Class A(b)	12,625
133	NVE Corp.	11,316
1,194	Oclaro, Inc.(b)	9,874
362	Okta, Inc.(b)	10,469
112	OSI Systems, Inc.(b)	9,899
781	Park City Group, Inc.(b)	8,630
546	Park Electrochemical Corp.	10,308
133	Paycom Software, Inc.(b)	10,933
196	Paylocity Holding Corp.(b)	10,468
382	PC Connection, Inc.	10,314
775	PCM, Inc.(b)	10,889
646	PDF Solutions, Inc.(b)	9,464
174	Pegasystems, Inc.	10,144
537	Perficient, Inc.(b)	10,445
1,249	Photronics, Inc.(b)	12,115
2,109	Pixelworks, Inc.(b)	11,789
1,146	Planet Payment, Inc.(b)	5,123
232	Plantronics, Inc.	10,524
191	Plexus Corp.(b)	11,733
135	Power Integrations, Inc.	10,847
736	Presidio, Inc.(b)	10,893
293	Progress Software Corp.	12,403
107	Proofpoint, Inc.(b)	9,888
394	PROS Holdings, Inc.(b)	8,900
660	Pure Storage, Inc., Class A(b)	10,844
239	Q2 Holdings, Inc.(b)	10,169
295	QAD, Inc., Class A	10,915
199	Qualys, Inc.(b)	10,527
540	Quantenna Communications, Inc.(b)	8,365
1,780	Quantum Corp.(b)	9,434
1,647	QuinStreet, Inc.(b)	14,658
551	Quotient Technology, Inc.(b)	8,623
6,286	Radisys Corp.(b)	8,298
763	Rambus, Inc.(b)	11,224
565	Rapid7, Inc.(b)	10,215
2,302	RealNetworks, Inc.(b)	10,865
237	RealPage, Inc.(b)	10,262
552	Reis, Inc.	10,074
230	RingCentral, Inc., Class A(b)	9,694
82	Rogers Corp.(b)	12,471
929	Rosetta Stone, Inc.(b)	9,448
2,409	Rubicon Project, Inc. (The)(b)	8,576
435	Rudolph Technologies, Inc.(b)	12,071
269	Sanmina Corp.(b)	8,803
268	ScanSource, Inc.(b)	11,511
131	Science Applications International Corp.	9,608
889	SecureWorks Corp., Class A(b)	8,908
271	Semtech Corp.(b)	11,125
2,641	ServiceSource International, Inc.(b)	9,191
252	Shutterstock, Inc.(b)	9,825
1,594	Sigma Designs, Inc.(b)	9,644
131	Silicon Laboratories, Inc.(b)	12,432
770	Silver Spring Networks, Inc.(b)	12,412
432	SMART Global Holdings, Inc.(b)	13,552
1,427	Sonus Networks, Inc.(b)	11,131

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
168	SPS Commerce, Inc.(b)	$8,259
45	Stamps.com, Inc.(b)	10,098
794	StarTek, Inc.(b)	9,480
425	Stratasys Ltd.(b)	9,571
2,535	SunPower Corp.(b)(c)	18,049
374	Super Micro Computer, Inc.(b)	7,443
353	Sykes Enterprises, Inc.(b)	10,216
259	Synaptics, Inc.(b)	9,614
588	Synchronoss Technologies, Inc.(b)	6,662
88	SYNNEX Corp.	11,869
538	Syntel, Inc.(b)	12,568
405	Systemax, Inc.	11,563
118	Tech Data Corp.(b)	10,947
933	TechTarget, Inc.(b)	11,625
1,509	Telenav, Inc.(b)	9,733
239	TeleTech Holdings, Inc.	9,954
1,468	Tintri, Inc.(b)(c)	5,681
557	Tivo Corp.	10,110
148	Trade Desk, Inc. (The), Class A(b)	9,756
556	Travelport Worldwide Ltd.	8,724
579	TrueCar, Inc.(b)	9,368
674	TTM Technologies, Inc.(b)	10,636
192	Tucows, Inc., Class A(b)	11,222
330	Twilio, Inc., Class A(b)	10,543
167	Ubiquiti Networks, Inc.(b)(c)	10,384
416	Ultra Clean Holdings, Inc.(b)	10,616
1,282	Unisys Corp.(b)	11,217
441	Upland Software, Inc.(b)	9,689
1,799	USA Technologies, Inc.(b)	11,424
252	Varonis Systems, Inc.(b)	10,987
797	VASCO Data Security International, Inc.(b)	10,839
503	Veeco Instruments, Inc.(b)	9,079
505	VeriFone Systems, Inc.(b)	9,635
242	Verint Systems, Inc.(b)	10,212
563	Veritone, Inc.(b)(c)	19,986
162	ViaSat, Inc.(b)	10,546
976	Viavi Solutions, Inc.(b)	9,057
2,452	VirnetX Holding Corp.(b)(c)	12,628
277	Virtusa Corp.(b)	10,570
559	Vishay Intertechnology, Inc.	12,438
431	Vishay Precision Group, Inc.(b)	10,581
395	Web.com Group, Inc.(b)	9,520
494	Workiva, Inc., Class A(b)	11,041
1,005	Xcerra Corp.(b)	9,899
452	XO Group, Inc.(b)	9,022
377	Xperi Corp.	8,671
224	Yelp, Inc., Class A(b)	10,465
761	Yext, Inc.(b)	8,736
349	Zendesk, Inc.(b)	10,819
1,938	Zix Corp.(b)	9,399

		3,036,136

	Materials—6.9%
633	A. Schulman, Inc.	24,877
930	Advanced Emissions Solutions, Inc.	11,169
602	Advansix, Inc.(b)	27,855
2,739	Agrofresh Solutions, Inc.(b)	16,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
3,307	AK Steel Holding Corp.(b)	$15,179
935	Allegheny Technologies, Inc.(b)	23,543
1,038	American Vanguard Corp.	23,355
1,213	Ampco-Pittsburgh Corp.	20,075
279	Balchem Corp.	23,517
628	Boise Cascade Co.(b)	22,263
1,583	Calgon Carbon Corp.	34,351
527	Carpenter Technology Corp.	26,239
1,019	Century Aluminum Co.(b)	14,266
205	Chase Corp.	24,344
432	Clearwater Paper Corp.(b)	19,937
2,324	Cleveland-Cliffs, Inc.(b)	13,851
1,305	Codexis, Inc.(b)	8,026
2,113	Coeur Mining, Inc.(b)	16,038
1,067	Commercial Metals Co.	20,785
292	Compass Minerals International, Inc.(c)	19,155
975	Core Molding Technologies, Inc.	22,630
247	Deltic Timber Corp.	22,875
1,017	Ferro Corp.(b)	24,225
4,611	Flotek Industries, Inc.(b)(c)	22,686
1,419	FutureFuel Corp.	21,540
683	GCP Applied Technologies, Inc.(b)	19,978
4,981	Gold Resource Corp.	18,081
345	Greif, Inc., Class A	19,158
389	H.B. Fuller Co.	22,122
572	Hawkins, Inc.	21,793
625	Haynes International, Inc.	22,300
3,621	Hecla Mining Co.	17,091
337	Ingevity Corp.(b)	24,005
441	Innophos Holdings, Inc.	21,578
383	Innospec, Inc.	23,689
5,402	Intrepid Potash, Inc.(b)	21,716
200	Kaiser Aluminum Corp.	19,836
887	KapStone Paper and Packaging Corp.	19,922
5,633	Klondex Mines Ltd. (Canada)(b)	16,279
431	KMG Chemicals, Inc.	23,761
512	Koppers Holdings, Inc.(b)	24,858
639	Kraton Corp.(b)	31,330
983	Kronos Worldwide, Inc.	25,863
723	Louisiana-Pacific Corp.(b)	19,651
3,391	LSB Industries, Inc.(b)	25,602
546	Materion Corp.	28,037
328	Minerals Technologies, Inc.	23,583
1,120	Myers Industries, Inc.	24,192
267	Neenah Paper, Inc.	23,176
1,025	Olympic Steel, Inc.	19,352
2,356	OMNOVA Solutions, Inc.(b)	26,034
1,148	P.H. Glatfelter Co.	24,062
577	PolyOne Corp.	26,582
151	Quaker Chemical Corp.	23,453
1,450	Rayonier Advanced Materials, Inc.(c)	20,836
2,209	Ryerson Holding Corp.(b)	19,439
748	Schnitzer Steel Industries, Inc., Class A	22,029
525	Schweitzer-Mauduit International, Inc.	22,171
274	Sensient Technologies Corp.	20,838
252	Stepan Co.	20,125

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
653	Summit Materials, Inc., Class A(b)	$20,504
2,661	SunCoke Energy, Inc.(b)	29,510
1,367	TimkenSteel Corp.(b)	19,138
1,881	Trecora Resources(b)	22,854
1,275	Tredegar Corp.	24,671
293	Trinseo SA	20,803
946	Tronox Ltd., Class A	25,041
756	UFP Technologies, Inc.(b)	23,323
246	United States Lime & Minerals, Inc.	22,349
268	US Concrete, Inc.(b)	20,958
3,937	Verso Corp., Class A(b)	27,598
979	Warrior Met Coal, Inc.	25,474
395	Worthington Industries, Inc.	17,972

		1,601,658

	Real Estate—2.1%
155	Acadia Realty Trust REIT	4,363
90	Agree Realty Corp. REIT	4,256
101	Alexander & Baldwin, Inc.	4,569
11	Alexander’s, Inc. REIT	4,521
192	Altisource Portfolio Solutions SA(b)(c)	4,961
399	Altisource Residential Corp. REIT	4,257
112	American Assets Trust, Inc. REIT	4,345
336	Armada Hoffler Properties, Inc. REIT	4,795
484	Ashford Hospitality Prime, Inc. REIT	4,704
731	Ashford Hospitality Trust, Inc. REIT	5,139
443	Bluerock Residential Growth REIT, Inc., Class A REIT	5,001
237	CareTrust REIT, Inc. REIT	4,479
379	CatchMark Timber Trust, Inc., Class A REIT	4,851
558	CBL & Associates Properties, Inc. REIT(c)	4,375
896	Cedar Realty Trust, Inc. REIT	4,874
226	Chatham Lodging Trust REIT	4,916
181	Chesapeake Lodging Trust REIT	5,050
356	City Office REIT, Inc. REIT	4,642
421	Clipper Realty, Inc. REIT	4,576
170	Community Healthcare Trust, Inc. REIT	4,663
83	Consolidated-Tomoka Land Co.	4,857
140	CorEnergy Infrastructure Trust, Inc. REIT	5,051
496	Cousins Properties, Inc. REIT	4,474
432	DiamondRock Hospitality Co. REIT	4,692
230	Easterly Government Properties, Inc. REIT	4,628
50	EastGroup Properties, Inc. REIT	4,530
117	Education Realty Trust, Inc. REIT	4,083
501	Farmland Partners, Inc. REIT	4,183
146	First Industrial Realty Trust, Inc. REIT	4,508
264	Forestar Group, Inc.(b)	4,699
181	Four Corners Property Trust, Inc. REIT	4,467
461	Franklin Street Properties Corp. REIT	4,610
102	FRP Holdings, Inc.(b)	4,524
168	GEO Group, Inc. (The) REIT	4,360
161	Getty Realty Corp. REIT	4,574
213	Gladstone Commercial Corp. REIT	4,614
505	Global Medical REIT, Inc. REIT	4,272
214	Global NET Lease, Inc. REIT	4,622
250	Government Properties Income Trust REIT	4,543
150	Gramercy Property Trust REIT	4,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
129	Griffin Industrial Realty, Inc.	$4,786
136	Healthcare Realty Trust, Inc. REIT	4,385
254	Hersha Hospitality Trust REIT	4,493
123	HFF, Inc., Class A	5,395
456	Independence Realty Trust, Inc. REIT	4,628
203	InfraREIT, Inc. REIT	4,547
739	Investors Real Estate Trust REIT	4,323
403	iStar, Inc. REIT(b)	4,715
232	Jernigan Capital, Inc. REIT	4,761
240	Kennedy-Wilson Holdings, Inc.	4,668
223	Kite Realty Group Trust REIT	4,168
162	LaSalle Hotel Properties REIT	4,570
460	Lexington Realty Trust REIT	4,655
93	LTC Properties, Inc. REIT	4,325
194	Mack-Cali Realty Corp. REIT	4,417
177	Marcus & Millichap, Inc.(b)	5,030
362	Maui Land & Pineapple Co., Inc.(b)	5,774
395	Medequities Realty Trust, Inc. REIT	4,590
283	Monmouth Real Estate Investment Corp. REIT	4,822
57	National Health Investors, Inc. REIT	4,343
191	National Storage Affiliates Trust REIT	4,735
495	New Senior Investment Group, Inc. REIT	4,425
194	NexPoint Residential Trust, Inc. REIT	4,608
370	NorthStar Realty Europe Corp. REIT	4,984
189	One Liberty Properties, Inc. REIT	4,579
136	Pebblebrook Hotel Trust REIT	4,850
448	Pennsylvania Real Estate Investment Trust REIT	4,355
242	Physicians Realty Trust REIT	4,206
95	Potlatch Corp. REIT	4,921
256	Preferred Apartment Communities, Inc., Class A REIT	5,082
34	PS Business Parks, Inc. REIT	4,499
83	QTS Realty Trust, Inc., Class A REIT	4,802
330	Quality Care Properties, Inc. REIT(b)	5,224
6,208	RAIT Financial Trust REIT	3,321
336	Ramco-Gershenson Properties Trust REIT	4,244
75	RE/MAX Holdings, Inc., Class A	4,988
180	Redfin Corp.(b)	4,237
225	Retail Opportunity Investments Corp. REIT	4,046
152	Rexford Industrial Realty, Inc. REIT	4,513
224	RLJ Lodging Trust REIT	4,852
94	RMR Group, Inc. (The), Class A	4,930
78	Ryman Hospitality Properties, Inc. REIT	5,158
204	Sabra Health Care REIT, Inc. REIT	4,064
235	Safety Income And Growth, Inc. REIT	4,223
74	Saul Centers, Inc. REIT	4,523
199	Select Income REIT	4,808
96	Seritage Growth Properties, Class A REIT	3,948
246	St. Joe Co. (The)(b)	4,379
161	STAG Industrial, Inc., Class A REIT	4,395
127	Starwood Waypoint Homes REIT	4,611
155	Stratus Properties, Inc.	4,611
310	Summit Hotel Properties, Inc. REIT	4,901
293	Sunstone Hotel Investors, Inc. REIT	4,782
225	Tejon Ranch Co.(b)	4,241
125	Terreno Realty Corp. REIT	4,590

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
250	Tier REIT, Inc. REIT	$4,893
202	Transcontinental Realty Investors, Inc.(b)	5,995
644	Trinity Place Holdings, Inc.(b)	4,637
284	UMH Properties, Inc. REIT	4,243
61	Universal Health Realty Income Trust REIT	4,466
180	Urban Edge Properties REIT	4,223
218	Urstadt Biddle Properties, Inc., Class A REIT	4,737
549	Washington Prime Group, Inc. REIT	4,299
139	Washington Real Estate Investment Trust REIT	4,474
357	Whitestone REIT	4,770
230	Xenia Hotels & Resorts, Inc. REIT	5,005

		488,855

	Telecommunication Services—3.6%
839	ATN International, Inc.	45,549
2,225	Boingo Wireless, Inc.(b)	52,020
2,365	Cincinnati Bell, Inc.(b)	45,172
1,049	Cogent Communications Holdings, Inc.	56,541
2,628	Consolidated Communications Holdings, Inc.	50,379
3,495	Frontier Communications Corp.	42,324
1,102	General Communication, Inc., Class A(b)	45,061
26,223	Globalstar, Inc.(b)	42,219
3,298	IDT Corp., Class B	43,468
4,668	Iridium Communications, Inc.(b)(c)	56,016
2,601	Lumos Networks Corp.(b)	46,714
991	Ooma, Inc.(b)	10,406
4,282	ORBCOMM, Inc.(b)	48,429
341	pdvWireless, Inc.(b)	9,736
1,338	Shenandoah Telecommunications Co.	50,844
3,151	Spok Holdings, Inc.	53,409
259	Straight Path Communications, Inc., Class B(b)	47,011
5,749	Vonage Holdings Corp.(b)	46,739
21,840	Windstream Holdings, Inc.(c)	41,059

		833,096

	Utilities—7.0%
595	ALLETE, Inc.	46,618
928	American States Water Co.	49,880
1,238	Artesian Resources Corp., Class A	50,288
19,038	Atlantic Power Corp.(b)	46,643
897	Avista Corp.	46,859
668	Black Hills Corp.	43,594
4,970	Cadiz, Inc.(b)	65,852
1,250	California Water Service Group	52,500
598	Chesapeake Utilities Corp.	48,169
843	Connecticut Water Service, Inc.	52,283
4,980	Dynegy, Inc.(b)	62,001
841	El Paso Electric Co.	48,357
514	IDACORP, Inc.	47,303
728	MGE Energy, Inc.	48,084
1,214	Middlesex Water Co.	52,785
1,088	New Jersey Resources Corp.	48,362
692	Northwest Natural Gas Co.	45,914
780	NorthWestern Corp.	46,238
2,574	NRG Yield, Inc., Class C	47,876
622	ONE Gas, Inc.	47,882
816	Ormat Technologies, Inc.	52,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
1,094	Otter Tail Corp.	$50,269
1,839	Pattern Energy Group, Inc.	42,426
1,099	PNM Resources, Inc.	47,697
981	Portland General Electric Co.	46,833
829	SJW Corp.	49,168
1,327	South Jersey Industries, Inc.	45,078
584	Southwest Gas Holdings, Inc.	48,116
605	Spire, Inc.	47,765
4,730	TerraForm Global, Inc., Class A(b)	23,059
1,751	TerraForm Power, Inc., Class A	23,516
934	Unitil Corp.	48,568
552	WGL Holdings, Inc.	47,306
1,413	York Water Co. (The)	49,738

		1,620,010

	Total Common Stocks and Other Equity Interests (Cost $20,067,790)	23,137,392

	Money Market Fund—0.2%
53,269	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(f) (Cost $53,269)	53,269

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $20,121,059)—100.2%	23,190,661

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.3%
760,232	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(f)(g) (Cost $760,232)	760,232

	Total Investments in Securities (Cost $20,881,291)—103.5%	23,950,893
	Other assets less liabilities—(3.5)%	(804,214)

	Net Assets—100.0%	$23,146,679

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	37.4
Health Care	20.9
Consumer Discretionary	15.6
Industrials	15.1
Financials	3.9
Materials	2.2
Consumer Staples	1.9
Real Estate	1.2
Telecommunication Services	1.1
Energy	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.6%
57	Asbury Automotive Group, Inc.(b)	$3,500
1,872	Buffalo Wild Wings, Inc.(b)	221,270
6,765	Camping World Holdings, Inc., Class A	284,265
1,139	Cheesecake Factory, Inc. (The)	50,959
15,127	Chegg, Inc.(b)(c)	234,620
929	Children’s Place, Inc. (The)	101,075
843	Churchill Downs, Inc.	175,808
5,129	Collectors Universe, Inc.	126,994
2,605	Dave & Buster’s Entertainment, Inc.(b)	125,561
767	Dorman Products, Inc.(b)	53,007
4,955	Duluth Holdings, Inc., Class B(b)(c)	102,370
9,131	Eldorado Resorts, Inc.(b)	234,667
3,397	Five Below, Inc.(b)	187,684
3,119	Fox Factory Holding Corp.(b)	132,714
7,195	Francesca’s Holdings Corp.(b)	46,552
9,073	GoPro, Inc., Class A(b)(c)	94,631
1,884	Grand Canyon Education, Inc.(b)	168,637
93,933	Groupon, Inc., Class A(b)	448,061
4,164	IMAX Corp.(b)	100,977
5,956	Installed Building Products, Inc.(b)	415,133
2,476	iRobot Corp.(b)(c)	166,363
2,964	LCI Industries	366,943
3,435	Lindblad Expeditions Holdings, Inc.(b)	36,823
7,278	MCBC Holdings, Inc.(b)	166,448
767	Monro, Inc.	37,852
12,678	Noodles & Co., Class A(b)(c)	55,149
3,760	Nutrisystem, Inc.	187,812
2,291	Ollie’s Bargain Outlet Holdings, Inc.(b)	102,293
845	Papa John’s International, Inc.	57,502

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
219	SeaWorld Entertainment, Inc.(b)(c)	$2,514
4,389	Shake Shack, Inc., Class A(b)(c)	166,607
3,999	Shutterfly, Inc.(b)	170,757
8,677	Sleep Number Corp.(b)	282,003
2,687	Sotheby’s(b)	139,240
4,139	Taylor Morrison Home Corp., Class A(b)	99,957
317	Tenneco, Inc.	18,421
4,941	Texas Roadhouse, Inc.	247,099
15,715	Tile Shop Holdings, Inc.	134,363
1,967	Universal Electronics, Inc.(b)	118,020
7,276	World Wrestling Entertainment, Inc., Class A	193,032

		6,057,683

	Consumer Staples—1.9%
2,207	Calavo Growers, Inc.	162,656
174	Coca-Cola Bottling Co. Consolidated	39,247
6,506	elf Beauty, Inc.(b)(c)	137,862
4,537	Natural Health Trends Corp.(c)	87,383
1,161	PriceSmart, Inc.	97,292
2,873	USANA Health Sciences, Inc.(b)	188,756
11	WD-40 Co.	1,219

		714,415

	Energy—0.7%
30,848	Evolution Petroleum Corp.	228,275
2,366	Jagged Peak Energy, Inc.(b)(c)	32,864

		261,139

	Financials—3.9%
375	Diamond Hill Investment Group, Inc.	79,474
208	Evercore, Inc., Class A	16,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,249	Financial Engines, Inc.	$45,089
5,394	Health Insurance Innovations, Inc., Class A(b)(c)	115,971
372	Kinsale Capital Group, Inc.	16,137
1,821	LendingTree, Inc.(b)	488,119
2,279	Moelis & Co., Class A	97,427
2,039	ServisFirst Bancshares, Inc.	83,619
4,863	Trupanion, Inc.(b)(c)	136,942
158	Virtu Financial, Inc., Class A(c)	2,236
1,067	Westwood Holdings Group, Inc.	69,248
31,265	WisdomTree Investments, Inc.(c)	346,729

		1,497,652

	Health Care—20.9%
47,667	Antares Pharma, Inc.(b)	86,754
22	Atrion Corp.	14,468
2,901	BioSpecifics Technologies Corp.(b)	132,779
5,733	BioTelemetry, Inc.(b)	166,544
122	Cambrex Corp.(b)	5,276
2,170	Cantel Medical Corp.	212,834
12,132	Castlight Health, Inc., Class B(b)(c)	46,708
7,881	Civitas Solutions, Inc.(b)	146,981
1,826	Clovis Oncology, Inc.(b)	137,626
17,300	Corcept Therapeutics, Inc.(b)	340,637
2,999	CorVel Corp.(b)	179,940
9,492	Cutera, Inc.(b)	373,036
21,516	Depomed, Inc.(b)	104,137
19,823	Endologix, Inc.(b)	105,062
2,647	Exact Sciences Corp.(b)	145,559
11,958	Fluidigm Corp.(b)	69,356
5,200	GenMark Diagnostics, Inc.(b)	38,740
43,175	Geron Corp.(b)(c)	97,144
1,407	Glaukos Corp.(b)(c)	49,681
3,039	HealthEquity, Inc.(b)	152,619
86	HealthSouth Corp.	3,968
6,477	HealthStream, Inc.(b)	158,427
1,365	Heska Corp.(b)	133,087
15,458	ImmunoGen, Inc.(b)(c)	89,656
1,754	INC Research Holdings, Inc., Class A(b)	100,241
10,676	Innoviva, Inc.(b)	130,674
14,772	Inovio Pharmaceuticals, Inc.(b)(c)	86,121
369	Insulet Corp.(b)	21,701
271	iRhythm Technologies, Inc.(b)	13,807
4,333	Ironwood Pharmaceuticals, Inc., Class A(b)	66,642
3,145	K2M Group Holdings, Inc.(b)	61,925
11,421	Lexicon Pharmaceuticals, Inc.(b)(c)	116,380
479	Ligand Pharmaceuticals, Inc.(b)	69,623
968	Masimo Corp.(b)	84,952
3,337	Medidata Solutions, Inc.(b)	251,042
22,553	MiMedx Group, Inc.(b)(c)	285,972
2,767	Neogen Corp.(b)	221,913
33,611	NeoGenomics, Inc.(b)	291,407
906	Nevro Corp.(b)	79,347
849	NewLink Genetics Corp.(b)(c)	7,947
3,493	Novocure Ltd.(b)	75,449
1,853	NuVasive, Inc.(b)	105,121
704	NxStage Medical, Inc.(b)	18,973
7,374	Ocular Therapeutix, Inc.(b)(c)	42,474

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
3,782	Omnicell, Inc.(b)	$188,344
8,649	Oxford Immunotec Global PLC(b)	114,340
49,170	Pacific Biosciences of California, Inc.(b)	207,989
6,994	Pacira Pharmaceuticals, Inc.(b)	224,158
2,469	Paratek Pharmaceuticals, Inc.(b)	52,837
3,396	PRA Health Sciences, Inc.(b)	276,536
2,182	Radius Health, Inc.(b)	70,064
7,808	RadNet, Inc.(b)	85,498
7,719	Repligen Corp.(b)	287,147
2,372	Revance Therapeutics, Inc.(b)(c)	61,672
8,672	Rigel Pharmaceuticals, Inc.(b)	32,520
19	Sage Therapeutics, Inc.(b)	1,202
2,709	STAAR Surgical Co.(b)	35,894
12,829	Surgery Partners, Inc.(b)(c)	118,668
11,505	Tabula Rasa Healthcare, Inc.(b)	332,264
37,748	Teligent, Inc.(b)(c)	214,409
16,142	Tenet Healthcare Corp.(b)(c)	230,508
36,229	TherapeuticsMD, Inc.(b)(c)	171,001
758	U.S. Physical Therapy, Inc.	51,506
9,320	Vanda Pharmaceuticals, Inc.(b)	146,324
10,519	Veracyte, Inc.(b)	89,937
385	Viveve Medical, Inc.(b)	2,102

		8,117,650

	Industrials—15.1%
3,846	AAON, Inc.	134,610
489	Advanced Disposal Services, Inc.(b)	12,186
7,950	Advanced Drainage Systems, Inc.	155,422
13,192	Aerojet Rocketdyne Holdings, Inc.(b)	416,603
3,128	Air Transport Services Group, Inc.(b)	75,698
114	Allegiant Travel Co.	15,550
5,732	Allied Motion Technologies, Inc.	162,789
2,037	American Woodmark Corp.(b)	196,774
768	Apogee Enterprises, Inc.	36,657
201	Aqua Metals, Inc.(b)	800
465	Argan, Inc.	31,969
4,066	Atkore International Group, Inc.(b)	78,514
3,703	Avis Budget Group, Inc.(b)	152,749
12,547	Axon Enterprise, Inc.(b)(c)	288,205
573	AZZ, Inc.	27,389
1,676	Barrett Business Services, Inc.	101,884
22,833	Builders FirstSource, Inc.(b)	411,451
2,256	Douglas Dynamics, Inc.	94,639
1,231	Dycom Industries, Inc.(b)	108,119
37,591	Energy Recovery, Inc.(b)(c)	289,827
1,244	Forward Air Corp.	71,455
2,579	Healthcare Services Group, Inc.	136,403
8,542	Hudson Technologies, Inc.(b)	50,569
2,476	Insperity, Inc.	234,972
447	John Bean Technologies Corp.	47,784
4,107	Kforce, Inc.	86,042
570	Lydall, Inc.(b)	32,946
2,590	Masonite International Corp.(b)	173,789
1,936	MasTec, Inc.(b)	84,313
2,010	Omega Flex, Inc.	129,625
1,542	On Assignment, Inc.(b)	94,401
2,874	Patrick Industries, Inc.(b)	267,282

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
23,738	PGT Innovations, Inc.(b)	$334,706
2,689	Proto Labs, Inc.(b)	234,615
693	RBC Bearings, Inc.(b)	85,807
879	REV Group, Inc.	22,678
324	TPI Composites, Inc.(b)	8,116
1,215	Trex Co., Inc.(b)	132,982
8,431	TriNet Group, Inc.(b)	292,724
4,111	US Ecology, Inc.	195,478
2,241	WageWorks, Inc.(b)	142,864
7,102	Willdan Group, Inc.(b)	213,486

		5,864,872

	Information Technology—37.4%
3,444	2U, Inc.(b)	219,142
1,767	3D Systems Corp.(b)(c)	21,875
20,807	8x8, Inc.(b)	277,773
19,995	A10 Networks, Inc.(b)	146,163
7,595	ACI Worldwide, Inc.(b)	182,888
25,948	Aerohive Networks, Inc.(b)	102,754
5,115	Alarm.com Holdings, Inc.(b)	238,768
1,792	Alteryx, Inc., Class A(b)	40,481
19,834	Amber Road, Inc.(b)	147,962
1,284	AppFolio, Inc., Class A(b)	58,936
4,109	Applied Optoelectronics, Inc.(b)(c)	167,401
2,091	Apptio, Inc., Class A(b)	50,707
1,062	Badger Meter, Inc.	46,516
10	Barracuda Networks, Inc.(b)	233
510	Benefitfocus, Inc.(b)	13,974
1,952	Blackbaud, Inc.	197,738
3,228	Blackhawk Network Holdings, Inc., Class A(b)	109,591
894	Blackline, Inc.(b)	31,755
8,868	Box, Inc., Class A(b)	194,653
105	BroadSoft, Inc.(b)	5,759
5,319	CalAmp Corp.(b)	120,901
2,581	Callidus Software, Inc.(b)	65,428
13,914	Carbonite, Inc.(b)	315,848
20,197	Care.com, Inc.(b)	310,428
935	CEVA, Inc.(b)	45,161
7,028	CommerceHub, Inc., Series C(b)	149,907
1,891	CommVault Systems, Inc.(b)	98,427
8,098	Cornerstone OnDemand, Inc.(b)	310,639
1,026	Coupa Software, Inc.(b)	35,654
44,555	CPI Card Group, Inc.(c)	48,119
2,031	Ebix, Inc.(c)	138,006
2,550	Ellie Mae, Inc.(b)	229,373
16,693	Endurance International Group Holdings, Inc.(b)	136,883
6,663	Entegris, Inc.	218,213
5,526	Envestnet, Inc.(b)	295,088
2,534	EPAM Systems, Inc.(b)	230,974
1,019	ePlus, Inc.(b)	97,416
1,660	Etsy, Inc.(b)	27,722
1,409	Everbridge, Inc.(b)	37,536
6,814	Everi Holdings, Inc.(b)	56,488
167	ExlService Holdings, Inc.(b)	10,424
24,813	Extreme Networks, Inc.(b)	297,756
1,495	Fair Isaac Corp.	217,014
7,566	Five9, Inc.(b)	190,890

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
636	FormFactor, Inc.(b)	$11,575
5,540	GrubHub, Inc.(b)(c)	338,051
9,149	GTT Communications, Inc.(b)	333,481
2,353	HubSpot, Inc.(b)	203,652
2,282	Ichor Holdings Ltd.(b)	71,176
17,910	Immersion Corp.(b)(c)	144,713
3,923	Impinj, Inc.(b)	133,931
5,887	Inphi Corp.(b)(c)	241,249
3,332	Integrated Device Technology, Inc.(b)	103,525
19,815	Iteris, Inc.(b)	136,922
2,183	j2 Global, Inc.	161,848
12,932	Lattice Semiconductor Corp.(b)	75,652
159	Littelfuse, Inc.	33,231
10,850	LivePerson, Inc.(b)	152,443
2,832	Lumentum Holdings, Inc.(b)(c)	178,841
1,413	MACOM Technology Solutions Holdings, Inc.(b)	57,763
2,482	MAXIMUS, Inc.	164,879
1,701	MaxLinear, Inc., Class A(b)	41,623
1,060	Mesa Laboratories, Inc.	169,017
1,176	MINDBODY, Inc., Class A(b)	37,926
15,030	Mitek Systems, Inc.(b)	133,767
2,481	MKS Instruments, Inc.	269,561
30,466	Mobileiron, Inc.(b)	117,294
1,517	Monolithic Power Systems, Inc.	184,573
1,375	Mulesoft, Inc., Class A(b)	32,161
3,773	New Relic, Inc.(b)	193,668
1,502	NIC, Inc.	25,534
5,544	Novanta, Inc.(b)	262,231
1,973	Nutanix, Inc., Class A(b)(c)	56,231
2,826	Paycom Software, Inc.(b)	232,297
6,739	Paylocity Holding Corp.(b)	359,930
3,802	Pegasystems, Inc.	221,657
2,569	Plantronics, Inc.	116,530
878	Power Integrations, Inc.	70,547
4,169	Q2 Holdings, Inc.(b)	177,391
7,918	Quantenna Communications, Inc.(b)	122,650
25,723	Quotient Technology, Inc.(b)	402,565
2,119	Rapid7, Inc.(b)	38,312
5,934	RealPage, Inc.(b)	256,942
8,849	RingCentral, Inc., Class A(b)	372,985
10,062	StarTek, Inc.(b)	120,140
3,598	TeleTech Holdings, Inc.	149,857
643	Trade Desk, Inc. (The), Class A(b)(c)	42,387
9,146	TrueCar, Inc.(b)(c)	147,982
4,443	Tucows, Inc., Class A(b)(c)	259,693
1,291	Twilio, Inc., Class A(b)(c)	41,247
3,621	Ubiquiti Networks, Inc.(b)(c)	225,154
1,484	Upland Software, Inc.(b)	32,603
32,680	USA Technologies, Inc.(b)	207,518
4,625	Varonis Systems, Inc.(b)	201,650
49,934	VirnetX Holding Corp.(b)(c)	257,160
188	Web.com Group, Inc.(b)	4,531
2,115	Workiva, Inc., Class A(b)	47,270
6,283	Zendesk, Inc.(b)	194,773
39,918	Zix Corp.(b)	193,602

		14,503,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—2.2%
1,804	Balchem Corp.	$152,059
1,137	Chase Corp.	135,019
321	Deltic Timber Corp.	29,728
1,101	PolyOne Corp.	50,723
4,511	Summit Materials, Inc., Class A(b)	141,645
4,180	US Concrete, Inc.(b)	326,876

		836,050

	Real Estate—1.2%
2,017	Altisource Portfolio Solutions SA(b)(c)	52,119
3,921	HFF, Inc., Class A	171,975
5,633	Maui Land & Pineapple Co., Inc.(b)	89,847
764	Potlatch Corp. REIT	39,575
548	PS Business Parks, Inc. REIT	72,517
632	Universal Health Realty Income Trust REIT	46,269

		472,302

	Telecommunication Services—1.1%
4,948	Boingo Wireless, Inc.(b)	115,684
8,464	Shenandoah Telecommunications Co.	321,632

		437,316

	Total Common Stocks and Other Equity Interests (Cost $34,363,377)	38,762,334

	Money Market Fund—0.1%
57,242	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $57,242)	57,242

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $34,420,619)—100.1%	38,819,576

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.9%
5,394,674	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $5,394,674)	5,394,674

	Total Investments in Securities (Cost $39,815,293)—114.0%	44,214,250
	Other assets less liabilities—(14.0)%	(5,438,827)

	Net Assets—100.0%	$38,775,423

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Financials	31.8
Energy	16.3
Real Estate	12.5
Industrials	11.8
Consumer Discretionary	10.7
Health Care	4.6
Information Technology	4.4
Utilities	3.6
Materials	2.3
Telecommunication Services	1.4
Consumer Staples	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.7%
3,601	Abercrombie & Fitch Co., Class A	$48,361
266	Acushnet Holdings Corp.	4,913
10,433	Adtalem Global Education, Inc.	385,499
18,784	AMC Entertainment Holdings, Inc., Class A(b)	261,098
9,385	American Eagle Outfitters, Inc.	122,193
10,362	American Public Education, Inc.(c)	207,240
492	Ascena Retail Group, Inc.(c)	954
20,267	Barnes & Noble Education, Inc.(c)	110,455
26,348	Barnes & Noble, Inc.	184,436
13,275	Buckle, Inc. (The)(b)	218,374
17,660	Callaway Golf Co.	254,834
8,570	Cato Corp. (The), Class A	110,210
1,142	Citi Trends, Inc.	24,850
4,729	Clear Channel Outdoor Holdings, Inc., Class A	17,970
3,949	Cooper Tire & Rubber Co.	129,527
6,391	CSS Industries, Inc.	191,602
14,103	Del Taco Restaurants, Inc.(c)	178,967
808	Dillard’s, Inc., Class A(b)	41,046
4,256	DSW, Inc., Class A	81,502
23,611	E.W. Scripps Co. (The), Class A(c)	409,415
14,828	Entercom Communications Corp., Class A(b)	163,849
4,417	Ethan Allen Interiors, Inc.	131,406
33,424	Express, Inc.(c)	226,280
4,645	FTD Cos., Inc.(c)	50,166
35,811	Gannett Co., Inc.	311,556
213	Genesco, Inc.(c)	5,219
26,192	Guess?, Inc.	424,572
2,050	Haverty Furniture Cos., Inc.	48,893

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
21,943	Iconix Brand Group, Inc.(c)	$35,987
8,396	International Speedway Corp., Class A	326,185
19,154	Libbey, Inc.	131,013
3,517	Monarch Casino & Resort, Inc.(c)	156,893
4,957	Movado Group, Inc.	137,309
9,650	National CineMedia, Inc.	64,945
67,636	Office Depot, Inc.	209,672
8,580	Perry Ellis International, Inc.(c)	199,828
33,036	Regis Corp.(c)	493,227
10,938	Scholastic Corp.	404,050
5,616	Sequential Brands Group, Inc.(b)(c)	14,602
23,244	Speedway Motorsports, Inc.	463,718
1,454	Stoneridge, Inc.(c)	33,064
2,653	Superior Industries International, Inc.	41,254
3,475	Tilly’s, Inc., Class A	41,387
33,507	Time, Inc.	388,681
8,725	Unifi, Inc.(c)	331,986
36,593	Vera Bradley, Inc.(c)	263,470
14,754	VOXX International Corp.(c)	98,852

		8,181,510

	Consumer Staples—0.6%
291	Andersons, Inc. (The)	10,898
36,651	Natural Grocers by Vitamin Cottage, Inc.(b)(c)	179,957
7,136	Nature’s Sunshine Products, Inc.	70,646
2,374	Universal Corp.	136,149
1,052	Weis Markets, Inc.	40,849

		438,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—16.3%
18,266	Approach Resources, Inc.(b)(c)	$42,560
703	Basic Energy Services, Inc.(c)	13,259
13,719	Bill Barrett Corp.(c)	67,635
18,892	Bristow Group, Inc.(b)	178,340
54,123	CARBO Ceramics, Inc.(b)(c)	448,138
106,938	Clean Energy Fuels Corp.(c)	251,304
146,398	Cloud Peak Energy, Inc.(c)	622,191
7,704	Contango Oil & Gas Co.(c)	30,739
6,294	Delek US Holdings, Inc.	163,959
117,599	DHT Holdings, Inc.	463,340
42,940	Diamond Offshore Drilling, Inc.(b)(c)	718,386
38,566	Dorian LPG Ltd.(c)	275,747
8,673	Dril-Quip, Inc.(c)	365,133
4,452	Earthstone Energy, Inc., Class A(b)(c)	35,839
45,900	Eclipse Resources Corp.(c)	101,898
128,772	Ensco PLC, Class A(b)	694,081
17,754	Era Group, Inc.(c)	191,033
8,058	Exterran Corp.(c)	260,032
12,273	Forum Energy Technologies, Inc.(c)	176,731
29,798	Frank’s International NV(b)	196,965
66,867	Frontline Ltd. (Norway)(b)	407,220
22,553	Gener8 Maritime, Inc.(c)	103,969
13,240	Geospace Technologies Corp.(c)	198,865
17,531	Golar LNG Ltd. (Bermuda)	370,430
1,980	Green Plains, Inc.	36,432
35,426	Gulf Island Fabrication, Inc.	465,852
81,603	Halcon Resources Corp.(b)(c)	536,948
49,009	Helix Energy Solutions Group, Inc.(c)	334,241
58,044	Independence Contract Drilling, Inc.(c)	188,062
4,295	International Seaways Inc.(c)	86,501
3,112	Key Energy Services, Inc.(b)(c)	33,112
10,973	McDermott International, Inc.(c)	72,641
2,739	Midstates Petroleum Co., Inc.(c)	41,770
3,538	Natural Gas Services Group, Inc.(c)	98,356
49,045	Newpark Resources, Inc.(c)	429,144
41,046	Noble Corp. PLC(c)	170,751
12,843	Oil States International, Inc.(c)	296,031
147,543	Overseas Shipholding Group, Inc., Class A(c)	349,677
2,757	Pacific Ethanol, Inc.(c)	13,234
232,816	Parker Drilling Co.(c)	244,457
1,017	PDC Energy, Inc.(c)	51,796
7,071	Peabody Energy Corp.(c)	218,423
125,526	Pioneer Energy Services Corp.(c)	238,499
808	Rowan Cos. PLC, Class A(c)	11,579
20,648	Scorpio Tankers, Inc. (Monaco)	73,507
6,749	SEACOR Holdings, Inc.(c)	318,553
6,565	SEACOR Marine Holdings, Inc.(c)	92,895
33,032	Ship Finance International Ltd. (Norway)(b)	492,177
128	Stone Energy Corp.(c)	3,766
21,521	Superior Energy Services, Inc.(c)	189,815
53,940	Teekay Corp. (Bermuda)(b)	436,914
87,597	Tesco Corp.(c)	337,248
48,589	TETRA Technologies, Inc.(c)	137,993
2,648	Unit Corp.(c)	49,571

		12,427,739

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—31.8%
21,239	AG Mortgage Investment Trust, Inc. REIT	$399,506
77,522	Anworth Mortgage Asset Corp. REIT	433,348
5,094	Apollo Commercial Real Estate Finance, Inc. REIT	92,049
1,914	Argo Group International Holdings Ltd.	120,486
23,396	Arlington Asset Investment Corp., Class A(b)	268,352
11,366	ARMOUR Residential REIT, Inc. REIT	284,718
762	Associated Capital Group, Inc., Class A	28,270
12,293	B. Riley Financial, Inc.	204,678
3,029	Baldwin & Lyons, Inc., Class B	69,516
18,545	Bancorp, Inc. (The)(c)	155,963
29,612	Bank Mutual Corp.	313,147
5,619	Bank of Marin Bancorp	380,687
5,405	Banner Corp.	309,815
7,530	Berkshire Hills Bancorp, Inc.	288,399
6,869	Boston Private Financial Holdings, Inc.	109,217
5,818	Camden National Corp.	251,163
27,976	Capitol Federal Financial, Inc.	385,789
46,032	Capstead Mortgage Corp. REIT	406,002
4,717	Cathay General Bancorp	197,171
3,115	Central Valley Community Bancorp	62,923
21,595	Cherry Hill Mortgage Investment Corp. REIT	393,245
23,673	Civista Bancshares, Inc.(b)	534,300
3,698	CNB Financial Corp.	106,317
802	CNO Financial Group, Inc.	19,224
3,342	Community Bank System, Inc.	184,779
6,778	Community Trust Bancorp, Inc.	327,377
58,187	CYS Investments, Inc. REIT	465,496
23,801	Dime Community Bancshares, Inc.	524,812
4,409	Donegal Group, Inc., Class A	75,570
55,458	Dynex Capital, Inc. REIT	388,206
26,071	Ellington Residential Mortgage REIT REIT	348,830
1,074	Enterprise Bancorp, Inc.	38,771
2,806	Enterprise Financial Services Corp.	122,342
27,644	EZCORP, Inc., Class A(c)	283,351
1,951	FBL Financial Group, Inc., Class A	150,910
1,537	Federal Agricultural Mortgage Corp., Class C	114,107
43,490	Ferroglobe Representation & Warranty Insurance Trust(c)(d)	0
4,578	Fidelity & Guaranty Life(b)	142,376
13,909	Fidelity Southern Corp.	305,024
3,859	Financial Institutions, Inc.	126,575
76,980	First BanCorp/Puerto Rico(c)	396,447
405	First Citizens BancShares, Inc., Class A	164,025
258	First Commonwealth Financial Corp.	3,756
2,833	First Community Bancshares, Inc.	84,622
674	First Defiance Financial Corp.	36,531
9,525	First Financial Bancorp	260,032
5,633	First Financial Corp.	267,567
5,824	First Interstate BancSystem, Inc., Class A	228,883
17,148	Flagstar Bancorp, Inc.(c)	640,821
6,530	Flushing Financial Corp.	195,769
1,451	FNFV Group(c)	25,030
50,507	Genworth Financial, Inc., Class A(c)	167,178
19,406	Great Ajax Corp. REIT	274,595
7,403	Great Southern Bancorp, Inc.	397,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,321	Greenhill & Co., Inc.	$42,474
2,595	Heartland Financial USA, Inc.	127,804
13,965	Heritage Financial Corp.	425,932
15,373	HomeStreet, Inc.(c)	446,586
3,119	Hope Bancorp, Inc.	57,546
2,771	Horizon Bancorp	76,258
1,062	IBERIABANK Corp.	78,323
15,438	Impac Mortgage Holdings, Inc.(b)(c)	202,238
590	Independent Bank Corp./MI	13,275
8,412	International Bancshares Corp.	341,527
6,431	INTL FCStone, Inc.(c)	266,951
25,548	Invesco Mortgage Capital, Inc. REIT(e)	439,937
9,532	Lakeland Bancorp, Inc.	195,883
4,817	Mercantile Bank Corp.	173,894
6,887	MGIC Investment Corp.(c)	98,484
21,878	MTGE Investment Corp. REIT	395,992
655	National Western Life Group, Inc., Class A	234,215
1,226	Navigators Group, Inc. (The)	71,108
3,588	NBT Bancorp, Inc.	136,846
5,270	Nelnet, Inc., Class A	308,506
42,303	New York Mortgage Trust, Inc. REIT(b)	255,087
6,063	Northeast Bancorp	156,122
31,915	OFG Bancorp(b)	284,044
14,835	Old National Bancorp	269,997
36,392	Orchid Island Capital, Inc. REIT(b)	362,464
781	Park National Corp.	85,746
5,816	Parke Bancorp, Inc.	125,335
19,204	PennyMac Financial Services, Inc., Class A(c)	364,876
3,381	Peoples Bancorp of North Carolina, Inc.(b)	115,258
4,655	Peoples Bancorp, Inc.	154,174
30,312	PHH Corp.(c)	400,422
8,522	Provident Financial Services, Inc.	231,798
7,738	Radian Group, Inc.	162,188
27,189	Redwood Trust, Inc. REIT	427,139
11,734	Republic Bancorp, Inc., Class A	461,381
47,914	Resource Capital Corp. REIT	491,598
979	Riverview Bancorp, Inc.	8,694
7,433	S&T Bancorp, Inc.	303,935
731	Safety Insurance Group, Inc.	60,088
9,112	TriCo Bancshares	377,419
20,519	TrustCo Bank Corp. NY	188,262
8,319	Trustmark Corp.	274,028
7,972	Umpqua Holdings Corp.	163,107
907	Union Bankshares Corp.	31,301
7,722	United Bankshares, Inc.	277,606
2,776	United Community Banks, Inc.	76,118
5,206	United Community Financial Corp.	48,051
13,458	Waddell & Reed Financial, Inc., Class A(b)	251,530
5,829	Washington Federal, Inc.	202,849
9,973	WesBanco, Inc.	402,909
39,503	Western Asset Mortgage Capital Corp. REIT	397,795
1,988	Wintrust Financial Corp.	161,605

		24,262,683

	Health Care—4.6%
2,131	Aceto Corp.	21,459
2,967	Analogic Corp.	238,250
13,753	AngioDynamics, Inc.(c)	233,388

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
3,037	Ardelyx, Inc.(c)	$16,248
107,803	BioTime, Inc.(b)(c)	258,727
5,004	Cascadian Therapeutics, Inc.(c)	22,968
93,712	Celldex Therapeutics, Inc.(c)	228,657
42,669	Chimerix, Inc.(c)	209,932
7,466	Enanta Pharmaceuticals, Inc.(c)	370,836
4,171	Halyard Health, Inc.(c)	175,808
17,894	Intra-Cellular Therapies, Inc.(c)	278,968
16,102	Invacare Corp.	249,581
50,588	Kindred Healthcare, Inc.	306,057
8,745	NantKwest, Inc.(b)(c)	40,402
30,289	Novelion Therapeutics, Inc. (Canada)(b)(c)	142,964
205,557	PDL BioPharma, Inc.(c)	608,449
2,293	PharMerica Corp.(c)	67,185

		3,469,879

	Industrials—11.8%
99,334	Acacia Research Corp.(c)	447,003
8,521	ACCO Brands Corp.(c)	111,199
5,871	Aircastle Ltd.	136,559
9,734	American Railcar Industries, Inc.(b)	387,413
4,328	Armstrong Flooring, Inc.(c)	64,054
1,487	Atlas Air Worldwide Holdings, Inc.(c)	91,227
7,188	Babcock & Wilcox Enterprises, Inc.(b)(c)	31,483
2,992	CBIZ, Inc.(c)	50,714
57	CECO Environmental Corp.	500
9,585	Chart Industries, Inc.(c)	416,948
46,307	Cogint, Inc.(b)(c)	210,697
2,020	Columbus McKinnon Corp.	79,911
41,337	Costamare, Inc. (Monaco)(b)	256,703
3,960	Covenant Transportation Group, Inc., Class A(c)	117,612
83,067	Eagle Bulk Shipping, Inc.(b)(c)	390,415
7,272	Ennis, Inc.	146,531
703	Esterline Technologies Corp.(c)	66,680
19,865	FreightCar America, Inc.	371,873
8,533	FTI Consulting, Inc.(c)	364,786
1,808	GATX Corp.(b)	107,413
41,447	Genco Shipping & Trading Ltd.(c)	497,779
7,679	Huron Consulting Group, Inc.(c)	281,051
2,617	IES Holdings, Inc.(c)	48,938
8,598	Kelly Services, Inc., Class A	226,213
9,865	LB Foster Co., Class A(c)	245,639
28,595	Manitowoc Co., Inc. (The)(c)	272,224
348,745	Navios Maritime Holdings, Inc. (Monaco)(b)(c)	634,716
41,206	Nexeo Solutions, Inc.(c)	304,512
16,648	Northwest Pipe Co.(c)	303,660
1,914	NOW, Inc.(c)	23,963
10,478	Powell Industries, Inc.	303,652
5,222	Resources Connection, Inc.	82,247
187,383	Safe Bulkers, Inc. (Greece)(b)(c)	665,210
17,277	Textainer Group Holdings Ltd.(b)(c)	337,765
10,147	Thermon Group Holdings, Inc.(c)	218,262
23,798	Titan International, Inc.	231,793
14,391	Titan Machinery, Inc.(c)	214,282
3,065	Triumph Group, Inc.	95,168
49,276	Vivint Solar, Inc.(b)(c)	184,785

		9,021,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—4.4%
2,895	Actua Corp.(c)	$44,728
20,882	AVX Corp.	393,417
791	Benchmark Electronics, Inc.(c)	24,481
2,503	Cree, Inc.(c)	89,357
43,698	Digi International, Inc.(c)	454,459
17,743	DSP Group, Inc.(c)	237,756
8,085	IXYS Corp.(c)	199,699
1,383	Kimball Electronics, Inc.(c)	30,426
5,876	Knowles Corp.(c)	97,307
67,523	Liquidity Services, Inc.(c)	384,881
8,685	ManTech International Corp., Class A	403,071
6,438	Maxwell Technologies, Inc.(c)	31,031
23,803	NeoPhotonics Corp.(b)(c)	124,014
1,740	NETGEAR, Inc.(c)	81,171
51,133	Sigma Designs, Inc.(c)	309,355
36,546	Sonus Networks, Inc.(c)	285,059
21,270	SunPower Corp.(b)(c)	151,442

		3,341,654

	Materials—2.3%
27,008	Agrofresh Solutions, Inc.(c)	159,347
154	FutureFuel Corp.	2,338
7,710	Hecla Mining Co.	36,391
98,299	Intrepid Potash, Inc.(b)(c)	395,162
115	Kaiser Aluminum Corp.	11,406
9,297	LSB Industries, Inc.(b)(c)	70,193
6,073	Olympic Steel, Inc.	114,658
12,695	P.H. Glatfelter Co.	266,087
41,192	SunCoke Energy, Inc.(c)	456,819
8,774	TimkenSteel Corp.(c)	122,836
5,042	Tredegar Corp.	97,563

		1,732,800

	Real Estate—12.5%
11,548	Acadia Realty Trust REIT	325,076
4,986	Agree Realty Corp. REIT	235,788
19,529	Altisource Residential Corp. REIT	208,374
40,983	Ashford Hospitality Prime, Inc. REIT	398,355
78,509	Ashford Hospitality Trust, Inc. REIT	551,918
25,278	CatchMark Timber Trust, Inc., Class A REIT	323,558
60,609	CBL & Associates Properties, Inc. REIT(b)	475,175
20,870	Cedar Realty Trust, Inc. REIT	113,533
11,848	Chatham Lodging Trust REIT	257,694
967	Chesapeake Lodging Trust REIT	26,979
12,781	CorEnergy Infrastructure Trust, Inc. REIT(b)	461,139
41,396	Cousins Properties, Inc. REIT	373,392
29,004	DiamondRock Hospitality Co. REIT	314,983
9,630	Education Realty Trust, Inc. REIT	336,087
2,122	Getty Realty Corp. REIT	60,286
8,420	Gladstone Commercial Corp. REIT	182,377
3,782	Global NET Lease, Inc. REIT	81,691
8,169	Government Properties Income Trust REIT	148,431
49,608	Independence Realty Trust, Inc. REIT	503,521
15,372	InfraREIT, Inc. REIT(c)	344,333
29,011	Investors Real Estate Trust REIT	169,714
6,666	Kite Realty Group Trust REIT	124,588
6,025	LaSalle Hotel Properties REIT	169,965

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
23,123	Lexington Realty Trust REIT	$234,005
10,173	Mack-Cali Realty Corp. REIT	231,639
8,609	NorthStar Realty Europe Corp. REIT	115,963
51,678	RAIT Financial Trust REIT	27,648
23,723	Ramco-Gershenson Properties Trust REIT	299,622
31,689	RLJ Lodging Trust REIT	686,384
14,832	Select Income REIT	358,341
2,315	Seritage Growth Properties, Class A REIT(b)	95,216
6,767	Starwood Waypoint Homes REIT	245,710
7,763	Summit Hotel Properties, Inc. REIT	122,733
29,106	Sunstone Hotel Investors, Inc. REIT	475,010
2,653	Tejon Ranch Co.(c)	50,009
16,237	Tier REIT, Inc. REIT	317,758
10,860	Washington Prime Group, Inc. REIT	85,034
955	Xenia Hotels & Resorts, Inc. REIT	20,781

		9,552,810

	Telecommunication Services—1.4%
49,865	Iridium Communications, Inc.(b)(c)	598,380
21,239	Spok Holdings, Inc.	360,001
45,379	Windstream Holdings, Inc.	85,313

		1,043,694

	Utilities—3.6%
1,075	ALLETE, Inc.	84,226
11,139	AquaVenture Holdings Ltd.(c)	135,562
9,112	Avista Corp.	476,011
59,930	Dynegy, Inc.(c)	746,128
340	El Paso Electric Co.	19,550
1,714	Northwest Natural Gas Co.	113,724
2,255	NorthWestern Corp.	133,676
248	ONE Gas, Inc.	19,091
5,123	PNM Resources, Inc.	222,338
1,290	Portland General Electric Co.	61,585
4,906	Spire, Inc.	387,329
32,848	TerraForm Global, Inc., Class A(c)	160,134
12,563	Terraform Power, Inc., Class A(b)	168,721

		2,728,075

	Total Common Stocks and Other Equity Interests (Cost $72,163,372)	76,200,923

	Money Market Fund—0.1%
40,021	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(f) (Cost $40,021)	40,021

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $72,203,393)—100.1%	76,240,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.4%
10,227,866	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(f)(g) (Cost $10,227,866)	$10,227,866

	Total Investments in Securities (Cost $82,431,259)—113.5%	86,468,810
	Other assets less liabilities—(13.5)%	(10,251,304)

	Net Assets—100.0%	$76,217,506

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	14.1
Industrials	13.2
Energy	11.1
Consumer Staples	10.7
Health Care	10.6
Consumer Discretionary	10.2
Utilities	9.5
Materials	9.1
Financials	6.2
Real Estate	4.0
Telecommunication Services	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.2%
288	Adient PLC	$24,296
224	Advance Auto Parts, Inc.	18,310
366	AMC Networks, Inc., Class A(b)	18,622
518	Aramark	22,631
467	AutoNation, Inc.(b)(c)	22,136
40	AutoZone, Inc.(b)	23,580
755	Bed Bath & Beyond, Inc.	15,024
373	Best Buy Co., Inc.	20,881
453	BorgWarner, Inc.	23,882
268	Bright Horizons Family Solutions, Inc.(b)	23,128
391	Brunswick Corp.	19,804
236	Burlington Stores, Inc.(b)	22,158
29	Cable One, Inc.	20,584
612	CalAtlantic Group, Inc.	30,196
305	CarMax, Inc.(b)	22,905
231	Carter’s, Inc.	22,345
66	Chipotle Mexican Grill, Inc.(b)	17,945
346	Choice Hotels International, Inc.	24,133
646	Cinemark Holdings, Inc.	23,476
580	D.R. Horton, Inc.	25,642
271	Darden Restaurants, Inc.	22,295
215	Delphi Automotive PLC	21,367
775	Dick’s Sporting Goods, Inc.	18,964
978	Discovery Communications, Inc., Class A(b)	18,465
273	Dollar General Corp.	22,069
251	Dollar Tree, Inc.(b)	22,904
114	Domino’s Pizza, Inc.	20,862
405	Dunkin’ Brands Group, Inc.	23,923

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
145	Expedia, Inc.	$18,076
1,093	Extended Stay America, Inc.	21,663
531	Floor & Decor Holdings, Inc., Class A(b)	20,019
577	Foot Locker, Inc.	17,356
1,107	GameStop Corp., Class A	20,690
806	Gap, Inc. (The)	20,948
401	Garmin Ltd.	22,701
1,149	Gentex Corp.	22,302
247	Genuine Parts Co.	21,793
689	Goodyear Tire & Rubber Co. (The)	21,076
37	Graham Holdings Co., Class B	20,589
813	H&R Block, Inc.	20,114
830	Hanesbrands, Inc.	18,675
445	Harley-Davidson, Inc.	21,066
225	Hasbro, Inc.	20,833
587	Hilton Grand Vacations, Inc.(b)	24,044
327	Hilton Worldwide Holdings, Inc.	23,636
354	Hyatt Hotels Corp., Class A(b)	22,182
1,017	International Game Technology PLC	23,899
1,038	Interpublic Group of Cos., Inc. (The)	19,981
401	John Wiley & Sons, Inc., Class A	21,915
492	Kohl’s Corp.	20,546
559	L Brands, Inc.	24,059
145	Lear Corp.	25,461
480	Leggett & Platt, Inc.	22,685
419	Lennar Corp., Class A	23,326
203	Liberty Broadband Corp., Class C(b)	17,720
393	Liberty Expedia Holdings, Inc., Class A(b)	18,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
930	Liberty Interactive Corp. QVC Group, Series A(b)	$21,130
538	Liberty Media Corp.-Liberty Formula One, Class C(b)	20,519
486	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	20,242
346	Liberty Ventures, Series A(b)	19,708
683	Lions Gate Entertainment Corp., Class A(b)	19,821
520	Live Nation Entertainment, Inc.(b)	22,766
601	LKQ Corp.(b)	22,652
341	Lululemon Athletica, Inc.(b)	20,975
962	Macy’s, Inc.	18,047
100	Madison Square Garden Co. (The), Class A(b)	22,269
1,342	Mattel, Inc.	18,949
614	MGM Resorts International	19,249
493	Michael Kors Holdings Ltd.(b)	24,063
928	Michaels Cos., Inc. (The)(b)	18,022
87	Mohawk Industries, Inc.(b)	22,773
322	Murphy USA, Inc.(b)	23,944
467	Newell Brands, Inc.	19,044
1,544	News Corp., Class A	21,091
452	Nordstrom, Inc.	17,922
374	Norwegian Cruise Line Holdings Ltd.(b)	20,850
8	NVR, Inc.(b)	26,251
288	Omnicom Group, Inc.	19,351
104	O’Reilly Automotive, Inc.(b)	21,939
489	Penske Automotive Group, Inc.	22,797
212	Polaris Industries, Inc.(c)	25,107
205	Pool Corp.	24,760
821	PulteGroup, Inc.	24,819
162	PVH Corp.	20,543
236	Ralph Lauren Corp., Class A	21,105
1,398	Regal Entertainment Group, Class A	22,857
357	Ross Stores, Inc.	22,666
178	Royal Caribbean Cruises Ltd.	22,031
1,061	Sally Beauty Holdings, Inc.(b)	18,366
245	Scripps Networks Interactive, Inc., Class A	20,404
600	Service Corp. International	21,276
450	ServiceMaster Global Holdings, Inc.(b)	21,199
322	Signet Jewelers Ltd.(c)	21,114
3,762	Sirius XM Holdings, Inc.(c)	20,465
401	Six Flags Entertainment Corp.	25,179
813	Skechers U.S.A., Inc., Class A(b)	25,951
513	Tapestry, Inc.	21,007
1,678	TEGNA, Inc.	20,522
343	Tempur Sealy International, Inc.(b)	22,422
191	Thor Industries, Inc.	26,018
224	Tiffany & Co.	20,971
536	Toll Brothers, Inc.	24,677
343	Tractor Supply Co.	20,669
524	Tribune Media Co., Class A	21,447
456	TripAdvisor, Inc.(b)	17,100
364	Tupperware Brands Corp.	21,385
91	Ulta Beauty, Inc.(b)	18,363
1,204	Under Armour, Inc., Class A(b)(c)	15,074
950	Urban Outfitters, Inc.(b)	23,294
93	Vail Resorts, Inc.	21,299
332	VF Corp.	23,124

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
767	Viacom, Inc., Class B	$18,431
183	Visteon Corp.(b)	23,065
283	Wayfair, Inc., Class A(b)	19,782
1,462	Wendy’s Co. (The)	22,237
124	Whirlpool Corp.	20,327
441	Williams-Sonoma, Inc.(c)	22,756
215	Wyndham Worldwide Corp.	22,973
143	Wynn Resorts Ltd.	21,091
583	Yum China Holdings, Inc.(b)	23,524

		2,581,773

	Consumer Staples—10.7%
3,190	Blue Buffalo Pet Products, Inc.(b)(c)	92,287
1,527	Brown-Forman Corp., Class B	87,070
1,094	Bunge Ltd.	75,245
1,749	Campbell Soup Co.	82,850
764	Casey’s General Stores, Inc.	87,531
1,678	Church & Dwight Co., Inc.	75,795
611	Clorox Co. (The)	77,310
2,410	Conagra Brands, Inc.	82,326
1,277	Coty, Inc., Class A	19,666
900	Dr Pepper Snapple Group, Inc.	77,094
1,131	Edgewell Personal Care Co.(b)	73,436
1,818	Energizer Holdings, Inc.	78,156
4,723	Flowers Foods, Inc.	89,879
2,055	Hain Celestial Group, Inc. (The)(b)	74,021
1,188	Herbalife Ltd.(b)(c)	86,273
769	Hershey Co. (The)	81,652
2,646	Hormel Foods Corp.	82,449
670	Ingredion, Inc.	83,984
783	JM Smucker Co. (The)	83,037
1,222	Kellogg Co.	76,412
1,832	Lamb Weston Holdings, Inc.	93,414
859	McCormick & Co., Inc.	85,496
929	Molson Coors Brewing Co., Class B	75,128
1,329	Nu Skin Enterprises, Inc., Class A	84,538
2,850	Pilgrim’s Pride Corp.(b)	90,573
1,409	Pinnacle Foods, Inc.	76,678
985	Post Holdings, Inc.(b)	81,686
32,391	Rite Aid Corp.(b)	53,445
18	Seaboard Corp.	79,202
794	Spectrum Brands Holdings, Inc.	87,276
4,059	Sprouts Farmers Market, Inc.(b)	75,051
1,256	TreeHouse Foods, Inc.(b)	83,373
1,279	Tyson Foods, Inc., Class A	93,252
3,045	US Foods Holding Corp.(b)	83,068

		2,708,653

	Energy—11.1%
524	Andeavor	55,670
2,679	Antero Resources Corp.(b)	51,973
1,297	Apache Corp.	53,657
1,520	Baker Hughes a GE Co.	47,774
1,983	Cabot Oil & Gas Corp.	54,929
3,071	Centennial Resource Development, Inc., Class A(b)	59,670
1,229	Cheniere Energy, Inc.(b)	57,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
13,647	Chesapeake Energy Corp.(b)(c)	$53,223
527	Cimarex Energy Co.	61,622
467	Concho Resources, Inc.(b)	62,676
3,668	CONSOL Energy, Inc.(b)	59,165
1,522	Continental Resources, Inc.(b)	61,961
1,631	Devon Energy Corp.	60,184
577	Diamondback Energy, Inc.(b)	61,831
1,034	Energen Corp.(b)	53,458
851	EQT Corp.	53,222
3,956	Extraction Oil & Gas, Inc.(b)	63,098
4,136	Gulfport Energy Corp.(b)	56,663
1,168	Helmerich & Payne, Inc.(c)	63,434
1,278	Hess Corp.	56,436
1,656	HollyFrontier Corp.	61,189
7,156	Kosmos Energy Ltd. (Ghana)(b)	54,958
4,315	Laredo Petroleum, Inc.(b)	51,435
4,483	Marathon Oil Corp.	63,748
1,004	Marathon Petroleum Corp.	59,979
2,130	Murphy Oil Corp.	56,978
7,610	Nabors Industries Ltd.	42,844
1,656	National Oilwell Varco, Inc.	56,619
2,014	Newfield Exploration Co.(b)	62,011
2,098	Noble Energy, Inc.	58,471
2,162	Oceaneering International, Inc.	43,716
935	ONEOK, Inc.	50,742
2,132	Parsley Energy, Inc., Class A(b)	56,711
3,023	Patterson-UTI Energy, Inc.	59,795
2,112	PBF Energy, Inc., Class A	61,185
6,842	QEP Resources, Inc.(b)	61,236
2,949	Range Resources Corp.	53,406
1,931	Rice Energy, Inc.(b)	54,744
2,523	RPC, Inc.(c)	61,334
1,750	RSP Permian, Inc.(b)	60,218
3,683	SM Energy Co.	78,558
9,603	Southwestern Energy Co.(b)	53,297
1,159	Targa Resources Corp.	48,099
6,071	Transocean Ltd.(b)	63,746
12,945	Weatherford International PLC(b)(c)	44,919
12,340	Whiting Petroleum Corp.(b)	74,163
1,772	Williams Cos., Inc. (The)	50,502
1,523	World Fuel Services Corp.	42,339
5,230	WPX Energy, Inc.(b)	58,994

		2,794,025

	Financials—6.2%
79	Affiliated Managers Group, Inc.	14,734
595	AGNC Investment Corp. REIT	11,977
26	Alleghany Corp.(b)	14,722
576	Ally Financial, Inc.	15,051
133	American Financial Group, Inc.	14,030
113	American National Insurance Co.	13,756
96	Ameriprise Financial, Inc.	15,028
1,029	Annaly Capital Management, Inc. REIT	11,792
138	Arch Capital Group Ltd.(b)	13,750
220	Arthur J. Gallagher & Co.	13,933
348	Aspen Insurance Holdings Ltd. (Bermuda)	14,929
598	Associated Banc-Corp.	15,129

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
145	Assurant, Inc.	$14,594
319	Assured Guaranty Ltd.	11,835
249	Athene Holding Ltd., Class A(b)	12,980
241	Axis Capital Holdings Ltd.	13,108
170	Bank of Hawaii Corp.	13,874
315	Bank of The Ozarks	14,685
416	BankUnited, Inc.	14,498
988	BGC Partners, Inc., Class A	14,988
164	BOK Financial Corp.	14,181
276	Brown & Brown, Inc.	13,756
123	Cboe Global Markets, Inc.	13,906
674	Chimera Investment Corp. REIT	12,334
172	Cincinnati Financial Corp.	12,069
293	CIT Group, Inc.	13,660
396	Citizens Financial Group, Inc.	15,052
275	CNA Financial Corp.	14,886
197	Comerica, Inc.	15,478
243	Commerce Bancshares, Inc.	14,133
49	Credit Acceptance Corp.(b)	14,050
156	Cullen/Frost Bankers, Inc.	15,366
219	Discover Financial Services	14,570
322	E*TRADE Financial Corp.(b)	14,036
239	East West Bancorp, Inc.	14,302
280	Eaton Vance Corp.	14,132
109	Erie Indemnity Co., Class A	13,167
64	Everest Re Group Ltd.	15,197
1,049	F.N.B. Corp.	14,151
81	FactSet Research Systems, Inc.	15,380
477	Federated Investors, Inc., Class B	14,820
509	Fifth Third Bancorp	14,710
269	First American Financial Corp.	14,639
479	First Hawaiian, Inc.	14,006
792	First Horizon National Corp.	14,866
137	First Republic Bank	13,344
279	FNF Group	10,440
143	Hanover Insurance Group, Inc. (The)	14,068
246	Hartford Financial Services Group, Inc. (The)	13,542
1,043	Huntington Bancshares, Inc.	14,393
308	Interactive Brokers Group, Inc., Class A	16,638
401	Invesco Ltd.(d)	14,352
772	KeyCorp	14,089
311	Lazard Ltd., Class A	14,785
346	Legg Mason, Inc.	13,210
570	Leucadia National Corp.	14,421
195	Lincoln National Corp.	14,777
281	Loews Corp.	13,912
281	LPL Financial Holdings, Inc.	13,940
89	M&T Bank Corp.	14,843
13	Markel Corp.(b)	14,096
72	MarketAxess Holdings, Inc.	12,528
232	Mercury General Corp.	12,985
1,472	MFA Financial, Inc. REIT	12,129
102	Moody’s Corp.	14,526
159	Morningstar, Inc.	13,548
112	MSCI, Inc., Class A	13,144
172	Nasdaq, Inc.	12,496
967	Navient Corp.	12,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
776	New Residential Investment Corp. REIT	$13,681
1,086	New York Community Bancorp, Inc.	13,640
147	Northern Trust Corp.	13,748
701	Old Republic International Corp.	14,223
475	OneMain Holdings, Inc.(b)	15,091
292	PacWest Bancorp	14,110
791	People’s United Financial, Inc.	14,760
217	Pinnacle Financial Partners, Inc.	14,365
332	Popular, Inc.	12,178
212	Principal Financial Group, Inc.	13,960
247	ProAssurance Corp.	13,844
291	Progressive Corp. (The)	14,157
225	Prosperity Bancshares, Inc.	14,801
170	Raymond James Financial, Inc.	14,413
964	Regions Financial Corp.	14,923
100	Reinsurance Group of America, Inc.	14,938
103	RenaissanceRe Holdings Ltd. (Bermuda)	14,251
895	Santander Consumer USA Holdings, Inc.(b)	14,893
226	SEI Investments Co.	14,579
104	Signature Bank/New York NY(b)	13,521
1,243	SLM Corp.(b)	13,163
577	Starwood Property Trust, Inc. REIT	12,411
243	SunTrust Banks, Inc.	14,631
79	SVB Financial Group(b)	17,323
437	Synchrony Financial	14,255
313	Synovus Financial Corp.	14,664
155	T. Rowe Price Group, Inc.	14,400
861	TCF Financial Corp.	15,687
299	TD Ameritrade Holding Corp.	14,947
856	TFS Financial Corp.	13,200
170	Torchmark Corp.	14,302
1,266	Two Harbors Investment Corp. REIT	12,407
274	Unum Group	14,259
302	Validus Holdings Ltd.	15,728
351	Voya Financial, Inc.	14,096
203	W.R. Berkley Corp.	13,922
285	Webster Financial Corp.	15,672
282	Western Alliance Bancorp(b)	15,736
16	White Mountains Insurance Group Ltd.	14,226
86	Willis Towers Watson PLC	13,853
348	XL Group Ltd. (Bermuda)	14,084
307	Zions Bancorporation	14,263

		1,565,800

	Health Care—10.6%
250	ABIOMED, Inc.(b)	48,230
828	Acadia Healthcare Co., Inc.(b)	25,966
1,075	ACADIA Pharmaceuticals, Inc.(b)	37,442
590	Agilent Technologies, Inc.	40,138
603	Agios Pharmaceuticals, Inc.(b)	38,755
1,166	Akorn, Inc.(b)	37,977
214	Align Technology, Inc.(b)	51,142
764	Alkermes PLC(b)	37,253
531	Alnylam Pharmaceuticals, Inc.(b)	64,697
466	AmerisourceBergen Corp.	35,859
301	athenahealth, Inc.(b)	38,492
425	BioMarin Pharmaceutical, Inc.(b)	34,888

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
179	Bio-Rad Laboratories, Inc., Class A(b)	$39,342
319	Bio-Techne Corp.	41,795
678	Bioverativ, Inc.(b)	38,307
3,340	Brookdale Senior Living, Inc.(b)	33,500
1,321	Bruker Corp.	41,479
123	C.R. Bard, Inc.	40,230
557	Cardinal Health, Inc.	34,478
432	Centene Corp.(b)	40,465
557	Cerner Corp.(b)	37,609
352	Charles River Laboratories International, Inc.(b)	40,934
161	Cooper Cos., Inc. (The)	38,682
671	DaVita, Inc.(b)	40,757
665	DENTSPLY Sirona, Inc.	40,612
540	DexCom, Inc.(b)	24,284
343	Edwards Lifesciences Corp.(b)	35,065
4,495	Endo International PLC(b)	28,678
794	Envision Healthcare Corp.(b)	33,824
1,500	Exelixis, Inc.(b)	37,185
440	Henry Schein, Inc.(b)	34,584
500	Hill-Rom Holdings, Inc.	40,355
989	Hologic, Inc.(b)	37,434
244	IDEXX Laboratories, Inc.(b)	40,546
183	Illumina, Inc.(b)	37,550
296	Incyte Corp.(b)	33,522
327	Intercept Pharmaceuticals, Inc.(b)(c)	20,153
1,941	Intrexon Corp.(b)(c)	31,735
682	Ionis Pharmaceuticals, Inc.(b)	38,949
903	Juno Therapeutics, Inc.(b)	40,554
244	Laboratory Corp. of America Holdings(b)	37,505
691	LifePoint Health, Inc.(b)	33,272
1,094	Mallinckrodt PLC(b)	34,647
924	MEDNAX, Inc.(b)	40,462
45	Mettler-Toledo International, Inc.(b)	30,718
1,206	Mylan NV(b)	43,066
666	Neurocrine Biosciences, Inc.(b)	41,365
6,187	OPKO Health, Inc.(b)(c)	41,639
968	Patterson Cos., Inc.	35,816
567	PerkinElmer, Inc.	41,005
468	Perrigo Co. PLC	37,903
1,153	Premier, Inc., Class A(b)	37,669
1,196	Qiagen N.V.	40,497
358	Quest Diagnostics, Inc.	33,573
398	Quintiles IMS Holdings, Inc.(b)	43,024
489	ResMed, Inc.	41,164
710	Seattle Genetics, Inc.(b)	43,530
443	STERIS PLC	41,345
170	Teleflex, Inc.	40,287
311	TESARO, Inc.(b)	36,005
297	United Therapeutics Corp.(b)	35,221
359	Universal Health Services, Inc., Class B	36,869
366	Varian Medical Systems, Inc.(b)	38,134
665	Veeva Systems, Inc., Class A(b)	40,525
1,163	VWR Corp.(b)	38,495
148	Waters Corp.(b)	29,015
229	WellCare Health Plans, Inc.(b)	45,282
431	West Pharmaceutical Services, Inc.	43,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
333	Zimmer Biomet Holdings, Inc.	$40,499
593	Zoetis, Inc.	37,845

		2,673,527

	Industrials—13.2%
487	A.O. Smith Corp.	28,830
247	Acuity Brands, Inc.	41,298
819	AECOM(b)	28,714
408	AGCO Corp.	27,977
698	Air Lease Corp.	30,328
372	Alaska Air Group, Inc.	24,563
339	Allegion PLC	28,269
819	Allison Transmission Holdings, Inc.	34,799
55	AMERCO	21,595
621	American Airlines Group, Inc.	29,075
428	AMETEK, Inc.	28,886
1,122	Arconic, Inc.	28,185
898	Armstrong World Industries, Inc.(b)	45,888
504	BWX Technologies, Inc.	30,200
371	C.H. Robinson Worldwide, Inc.	29,135
286	Carlisle Cos., Inc.	31,411
204	Cintas Corp.	30,404
503	Clean Harbors, Inc.(b)	26,916
691	Colfax Corp.(b)	28,822
207	Copa Holdings SA, Class A (Panama)	25,500
847	Copart, Inc.(b)	30,738
377	Crane Co.	31,336
174	Cummins, Inc.	30,777
627	Donaldson Co., Inc.	29,601
315	Dover Corp.	30,079
113	Dun & Bradstreet Corp. (The)	13,202
89	Equifax, Inc.	9,659
481	Expeditors International of Washington, Inc.	28,081
1,053	Fastenal Co.	49,459
682	Flowserve Corp.	30,056
698	Fluor Corp.	30,077
415	Fortive Corp.	29,988
332	Fortune Brands Home & Security, Inc.	21,932
1,152	Gardner Denver Holdings, Inc.(b)	33,235
391	Genesee & Wyoming, Inc., Class A(b)	28,066
236	Graco, Inc.	31,102
811	HD Supply Holdings, Inc.(b)	28,701
319	HEICO Corp.	28,927
836	Hexcel Corp.	50,737
247	Hubbell, Inc.	31,078
134	Huntington Ingalls Industries, Inc.	31,199
230	IDEX Corp.	29,488
704	IHS Markit Ltd.(b)	29,997
519	Ingersoll-Rand PLC	45,983
686	ITT, Inc.	31,995
270	J.B. Hunt Transport Services, Inc.	28,725
500	Jacobs Engineering Group, Inc.	29,105
1,490	JetBlue Airways Corp.(b)	28,534
272	Kansas City Southern	28,348
466	KAR Auction Services, Inc.	22,056
437	Kirby Corp.(b)	30,962
150	L3 Technologies, Inc.	28,077

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
291	Landstar System, Inc.	$28,736
277	Lennox International, Inc.	52,943
316	Lincoln Electric Holdings, Inc.	28,968
374	Macquarie Infrastructure Corp.	26,012
244	ManpowerGroup, Inc.	30,080
1,193	Masco Corp.	47,505
228	Middleby Corp. (The)(b)	26,425
395	MSC Industrial Direct Co., Inc., Class A	32,746
542	Nielsen Holdings PLC	20,092
249	Nordson Corp.	31,546
271	Old Dominion Freight Line, Inc.	32,826
252	Orbital ATK, Inc.	33,498
371	Oshkosh Corp.	33,969
588	Owens Corning	48,622
407	PACCAR, Inc.	29,194
171	Parker-Hannifin Corp.	31,226
442	Pentair PLC (United Kingdom)	31,143
2,154	Pitney Bowes, Inc.	29,596
766	Quanta Services, Inc.(b)	28,901
366	Regal Beloit Corp.	29,701
421	Republic Services, Inc.	27,395
607	Robert Half International, Inc.	31,424
168	Rockwell Automation, Inc.	33,738
207	Rockwell Collins, Inc.	28,069
611	Rollins, Inc.	26,829
123	Roper Technologies, Inc.	31,755
345	Ryder System, Inc.	27,973
610	Sensata Technologies Holding NV(b)	29,835
186	Snap-on, Inc.	29,347
360	Spirit AeroSystems Holdings, Inc., Class A	28,836
841	Spirit Airlines, Inc.(b)	31,193
188	Stanley Black & Decker, Inc.	30,371
394	Stericycle, Inc.(b)	27,915
190	Teledyne Technologies, Inc.(b)	32,292
713	Terex Corp.	33,589
558	Textron, Inc.	29,429
1,004	Timken Co. (The)	47,339
457	Toro Co. (The)	28,722
107	TransDigm Group, Inc.	29,693
258	TransUnion(b)	13,542
954	Trinity Industries, Inc.	31,024
465	United Continental Holdings, Inc.(b)	27,193
221	United Rentals, Inc.(b)	31,267
1,620	Univar, Inc.(b)	48,195
1,380	USG Corp.(b)	47,375
304	Valmont Industries, Inc.	48,306
332	Verisk Analytics, Inc.(b)	28,237
168	W.W. Grainger, Inc.	33,214
148	WABCO Holdings, Inc.(b)	21,840
388	Wabtec Corp.	29,682
300	Watsco, Inc.	49,971
1,366	Welbilt, Inc.(b)	30,134
539	WESCO International, Inc.(b)	34,038
453	XPO Logistics, Inc.(b)	31,416
435	Xylem, Inc.	28,941

		3,335,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—14.1%
2,633	Advanced Micro Devices, Inc.(b)	$28,924
710	Akamai Technologies, Inc.(b)	37,097
59	Alliance Data Systems Corp.	13,200
522	Amdocs Ltd.	33,982
413	Amphenol Corp., Class A	35,931
410	Analog Devices, Inc.	37,433
268	ANSYS, Inc.(b)	36,638
192	Arista Networks, Inc.(b)	38,379
1,253	ARRIS International PLC(b)	35,710
432	Arrow Electronics, Inc.(b)	36,111
964	Atlassian Corp. PLC, Class A (Australia)(b)	46,629
302	Autodesk, Inc.(b)	37,738
904	Avnet, Inc.	35,979
878	Black Knight, Inc.(b)	39,817
783	Booz Allen Hamilton Holding Corp.	29,590
160	Broadridge Financial Solutions, Inc.	13,747
2,690	Brocade Communications Systems, Inc.	31,338
1,000	CA, Inc.	32,380
865	Cadence Design Systems, Inc.(b)	37,333
530	Cavium, Inc.(b)	36,565
523	CDK Global, Inc.	33,242
561	CDW Corp.	39,270
441	Citrix Systems, Inc.(b)	36,431
308	Cognex Corp.	37,930
145	Coherent, Inc.(b)	38,093
1,007	CommScope Holding Co., Inc.(b)	32,365
1,707	Conduent, Inc.(b)	26,424
269	CoreLogic, Inc.(b)	12,616
100	CoStar Group, Inc.(b)	29,575
1,023	CSRA, Inc.	32,726
2,438	Cypress Semiconductor Corp.	38,667
446	Dell Technologies, Inc., Class V(b)	36,915
663	Dolby Laboratories, Inc., Class A	38,414
639	DST Systems, Inc.	37,458
394	DXC Technology Co.	36,059
587	EchoStar Corp., Class A(b)	32,843
130	Euronet Worldwide, Inc.(b)	12,563
288	F5 Networks, Inc.(b)	34,926
137	Fidelity National Information Services, Inc.	12,708
2,108	FireEye, Inc.(b)	35,667
688	First Data Corp., Class A(b)	12,253
1,113	First Solar, Inc.(b)	61,015
104	Fiserv, Inc.(b)	13,461
90	FleetCor Technologies, Inc.(b)	14,874
718	FLIR Systems, Inc.	33,617
890	Fortinet, Inc.(b)	35,075
271	Gartner, Inc.(b)	33,959
968	Genpact Ltd.	29,476
132	Global Payments, Inc.	13,721
755	GoDaddy, Inc., Class A(b)	35,258
415	Guidewire Software, Inc.(b)	33,192
280	Harris Corp.	39,010
287	IAC/InterActiveCorp.(b)	37,037
192	IPG Photonics Corp.(b)	40,879
1,095	Jabil, Inc.	30,967
125	Jack Henry & Associates, Inc.	13,766

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,231	Juniper Networks, Inc.	$30,566
679	Keysight Technologies, Inc.(b)	30,331
349	KLA-Tencor Corp.	38,003
197	Lam Research Corp.	41,088
577	Leidos Holdings, Inc.	36,074
297	LogMeIn, Inc.	35,952
786	Manhattan Associates, Inc.(b)	32,902
1,904	Marvell Technology Group Ltd. (Bermuda)	35,167
1,447	Match Group, Inc.(b)(c)	38,693
718	Maxim Integrated Products, Inc.	37,724
380	Microchip Technology, Inc.	36,024
680	Microsemi Corp.(b)	36,292
385	Motorola Solutions, Inc.	34,858
686	National Instruments Corp.	30,870
941	NCR Corp.(b)	30,197
860	NetApp, Inc.	38,201
2,111	Nuance Communications, Inc.(b)	31,116
1,985	ON Semiconductor Corp.(b)	42,320
232	Palo Alto Networks, Inc.(b)	34,150
2,507	Pandora Media, Inc.(b)(c)	18,326
478	Paychex, Inc.	30,492
598	PTC, Inc.(b)	39,737
454	Qorvo, Inc.(b)	34,418
311	Red Hat, Inc.(b)	37,578
1,869	Sabre Corp.	36,558
282	ServiceNow, Inc.(b)	35,636
313	Skyworks Solutions, Inc.	35,638
486	Splunk, Inc.(b)	32,708
483	Square, Inc., Class A(b)	17,963
860	SS&C Technologies Holdings, Inc.	34,572
1,087	Symantec Corp.	35,327
417	Synopsys, Inc.(b)	36,079
460	Tableau Software, Inc., Class A(b)	37,301
335	Take-Two Interactive Software, Inc.(b)	37,068
1,084	Teradata Corp.(b)	36,260
933	Teradyne, Inc.	40,016
181	Total System Services, Inc.	13,041
699	Trimble, Inc.(b)	28,575
1,931	Twitter, Inc.(b)	39,817
196	Tyler Technologies, Inc.(b)	34,749
170	Ultimate Software Group, Inc. (The)(b)	34,440
258	Universal Display Corp.	37,797
178	Vantiv, Inc., Class A(b)	12,460
322	VeriSign, Inc.(b)(c)	34,621
1,187	Versum Materials, Inc.	49,949
376	Western Digital Corp.	33,566
686	Western Union Co. (The)	13,624
118	WEX, Inc.(b)	14,584
314	Workday, Inc., Class A(b)	34,851
853	Xerox Corp.	25,854
517	Xilinx, Inc.	38,098
270	Zebra Technologies Corp., Class A(b)	31,317
327	Zillow Group, Inc., Class C(b)	13,499
9,012	Zynga, Inc., Class A(b)	35,147

		3,559,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—9.1%
374	Albemarle Corp.	$52,693
987	Alcoa Corp.(b)	47,159
528	AptarGroup, Inc.	45,973
2,154	Ardagh Group SA (Luxembourg)	46,182
720	Ashland Global Holdings, Inc.	48,946
293	Avery Dennison Corp.	31,108
1,537	Axalta Coating Systems Ltd.(b)	51,105
1,097	Ball Corp.	47,094
941	Bemis Co., Inc.	42,364
782	Berry Global Group, Inc.(b)	46,490
836	Cabot Corp.	50,963
456	Celanese Corp., Series A	47,565
1,394	CF Industries Holdings, Inc.	52,944
902	Chemours Co. (The)	51,062
752	Crown Holdings, Inc.(b)	45,248
1,105	Domtar Corp.	52,289
436	Eagle Materials, Inc.	46,029
521	Eastman Chemical Co.	47,312
504	FMC Corp.	46,801
2,903	Freeport-McMoRan, Inc.(b)	40,584
3,363	Graphic Packaging Holding Co.	52,093
1,625	Huntsman Corp.	52,032
314	International Flavors & Fragrances, Inc.	46,290
808	International Paper Co.	46,274
212	Martin Marietta Materials, Inc.	45,972
2,261	Mosaic Co. (The)	50,511
107	NewMarket Corp.	42,842
1,115	Newmont Mining Corp.	40,318
814	Nucor Corp.	47,074
1,431	Olin Corp.	52,274
1,840	Owens-Illinois, Inc.(b)	43,958
393	Packaging Corp. of America	45,694
3,846	Platform Specialty Products Corp.(b)	41,152
600	Reliance Steel & Aluminum Co.	46,104
475	Royal Gold, Inc.	39,952
897	RPM International, Inc.	47,837
482	Scotts Miracle-Gro Co. (The)	48,017
1,009	Sealed Air Corp.	44,628
1,489	Silgan Holdings, Inc.	43,553
907	Sonoco Products Co.	46,974
1,076	Southern Copper Corp. (Peru)	46,214
1,299	Steel Dynamics, Inc.	48,336
9,277	Tahoe Resources, Inc.	44,530
1,595	United States Steel Corp.	40,385
2,416	Valvoline, Inc.	58,032
378	Vulcan Materials Co.	46,021
622	W.R. Grace & Co.	47,577
574	Westlake Chemical Corp.	48,738
782	WestRock Co.	47,960

		2,291,253

	Real Estate—4.0%
115	Alexandria Real Estate Equities, Inc. REIT	14,255
262	American Campus Communities, Inc. REIT	10,894
581	American Homes 4 Rent, Class A REIT	12,364
277	Apartment Investment & Management Co., Class A REIT	12,183

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
698	Apple Hospitality REIT, Inc. REIT	$13,220
69	AvalonBay Communities, Inc. REIT	12,512
105	Boston Properties, Inc. REIT	12,724
755	Brandywine Realty Trust REIT	13,205
659	Brixmor Property Group, Inc. REIT	11,513
135	Camden Property Trust REIT	12,317
353	CBRE Group, Inc., Class A(b)	13,880
971	Colony Northstar, Inc., Class A REIT	11,924
603	Columbia Property Trust, Inc. REIT	13,314
481	CoreCivic, Inc. REIT	11,862
108	CoreSite Realty Corp. REIT	11,961
385	Corporate Office Properties Trust REIT	12,293
479	CubeSmart REIT	13,038
199	CyrusOne, Inc. REIT	12,217
216	DCT Industrial Trust, Inc. REIT	12,532
1,270	DDR Corp. REIT	9,741
210	Digital Realty Trust, Inc. REIT	24,872
328	Douglas Emmett, Inc. REIT	13,051
432	Duke Realty Corp. REIT	12,303
621	Empire State Realty Trust, Inc., Class A REIT	12,451
180	EPR Properties REIT	12,452
412	Equity Commonwealth REIT(b)	12,381
140	Equity LifeStyle Properties, Inc. REIT	12,387
48	Essex Property Trust, Inc. REIT	12,597
157	Extra Space Storage, Inc. REIT	12,810
97	Federal Realty Investment Trust REIT	11,690
511	Forest City Realty Trust, Inc., Class A REIT	12,586
332	Gaming and Leisure Properties, Inc. REIT	12,131
595	GGP, Inc. REIT	11,579
422	HCP, Inc. REIT	10,905
403	Healthcare Trust of America, Inc., Class A REIT	12,110
244	Highwoods Properties, Inc. REIT	12,456
469	Hospitality Properties Trust REIT	13,404
709	Host Hotels & Resorts, Inc. REIT	13,868
110	Howard Hughes Corp. (The)(b)	14,039
392	Hudson Pacific Properties, Inc. REIT	13,257
569	Invitation Homes, Inc. REIT	12,842
319	Iron Mountain, Inc. REIT	12,760
386	JBG SMITH Properties REIT(b)	12,047
115	Jones Lang LaSalle, Inc.	14,891
185	Kilroy Realty Corp. REIT	13,178
618	Kimco Realty Corp. REIT	11,223
195	Lamar Advertising Co., Class A REIT	13,736
296	Liberty Property Trust REIT	12,693
156	Life Storage, Inc. REIT	12,608
233	Macerich Co. (The) REIT	12,722
949	Medical Properties Trust, Inc. REIT	12,555
119	Mid-America Apartment Communities, Inc. REIT	12,180
302	National Retail Properties, Inc. REIT	12,134
392	Omega Healthcare Investors, Inc. REIT(c)	11,313
589	Outfront Media, Inc. REIT	13,812
802	Paramount Group, Inc. REIT	12,768
478	Park Hotels & Resorts, Inc. REIT	13,762
632	Piedmont Office Realty Trust, Inc., Class A REIT	12,223
200	Prologis, Inc. REIT	12,916
444	Rayonier, Inc. REIT	13,311
383	Realogy Holdings Corp.	12,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
216	Realty Income Corp. REIT	$11,593
196	Regency Centers Corp. REIT	12,064
930	Retail Properties of America, Inc., Class A REIT	11,365
84	SBA Communications Corp. REIT(b)	13,203
643	Senior Housing Properties Trust REIT	11,831
132	SL Green Realty Corp. REIT	12,630
1,462	Spirit Realty Capital, Inc. REIT	12,149
499	STORE Capital Corp. REIT	12,320
140	Sun Communities, Inc. REIT	12,636
526	Tanger Factory Outlet Centers, Inc. REIT	11,967
243	Taubman Centers, Inc. REIT	11,474
323	UDR, Inc. REIT	12,529
676	Uniti Group, Inc. REIT	11,830
184	Ventas, Inc. REIT	11,546
1,474	VEREIT, Inc. REIT	11,630
173	Vornado Realty Trust REIT	12,951
389	Weingarten Realty Investors REIT	11,845
171	Welltower, Inc. REIT	11,450
383	Weyerhaeuser Co. REIT	13,754
182	WP Carey, Inc. REIT	12,403

		1,022,504

	Telecommunication Services—1.3%
5,574	CenturyLink, Inc.(c)	105,850
2,576	Telephone & Data Systems, Inc.	75,091
1,992	United States Cellular Corp.(b)	72,887
2,055	Zayo Group Holdings, Inc.(b)	74,103

		327,931

	Utilities—9.5%
6,195	AES Corp. (The)	65,853
1,639	Alliant Energy Corp.	70,903
1,174	Ameren Corp.	72,776
848	American Water Works Co., Inc.	74,420
2,076	Aqua America, Inc.	73,656
806	Atmos Energy Corp.	70,315
1,461	Avangrid, Inc.	75,578
4,712	Calpine Corp.(b)	70,397
2,351	CenterPoint Energy, Inc.	69,543
1,453	CMS Energy Corp.	70,282
815	Consolidated Edison, Inc.	70,131
618	DTE Energy Co.	68,264
862	Edison International	68,917
872	Entergy Corp.	75,219
1,093	Eversource Energy	68,465
2,192	FirstEnergy Corp.	72,226
2,291	Great Plains Energy, Inc.	75,214
2,091	Hawaiian Electric Industries, Inc.	76,238
2,577	MDU Resources Group, Inc.	70,481
1,196	National Fuel Gas Co.	69,428
2,559	NiSource, Inc.	67,481
2,863	NRG Energy, Inc.	71,575
1,918	OGE Energy Corp.	70,659
784	Pinnacle West Capital Corp.	68,765
1,764	PPL Corp.	66,256
1,501	Public Service Enterprise Group, Inc.	73,849
1,160	SCANA Corp.	50,042

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
589	Sempra Energy	$69,207
1,444	UGI Corp.	69,110
1,048	Vectren Corp.	71,411
3,936	Vistra Energy Corp.	76,516
1,045	WEC Energy Group, Inc.	70,423
1,393	Westar Energy, Inc.	74,498
1,412	Xcel Energy, Inc.	69,922

		2,398,020

	Total Common Stocks and Other Equity Interests (Cost $22,448,604)	25,258,596

	Money Market Fund—0.3%
66,593	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $66,593)	66,593

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $22,515,197)—100.3%	25,325,189

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.1%
795,087	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $795,087)	795,087

	Total Investments in Securities (Cost $23,310,284)—103.4%	26,120,276
	Other assets less liabilities—(3.4)%	(850,371)

	Net Assets—100.0%	$25,269,905

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	44.5
Consumer Discretionary	18.0
Health Care	16.2
Industrials	9.6
Financials	5.9
Consumer Staples	3.3
Real Estate	1.3
Materials	1.2
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.0%
10,299	AMC Networks, Inc., Class A(b)	$524,013
802	Cable One, Inc.	569,268
3,143	Chipotle Mexican Grill, Inc.(b)	854,582
1,701	Delphi Automotive PLC	169,045
3,758	Domino’s Pizza, Inc.	687,714
7,500	Expedia, Inc.	934,950
11,459	Floor & Decor Holdings, Inc., Class A(b)	432,004
7,595	Hilton Grand Vacations, Inc.(b)	311,091
18,684	Lululemon Athletica, Inc.(b)	1,149,253
445	NVR, Inc.(b)	1,460,210
4,909	O’Reilly Automotive, Inc.(b)	1,035,554
15,060	Polaris Industries, Inc.(c)	1,783,556
9,632	Pool Corp.	1,163,353
8,155	Ross Stores, Inc.	517,761
4,893	Ulta Beauty, Inc.(b)	987,358
3,324	Vail Resorts, Inc.	761,262
10,633	Wyndham Worldwide Corp.	1,136,136

		14,477,110

	Consumer Staples—3.3%
65,527	Blue Buffalo Pet Products, Inc.(b)(c)	1,895,696
4,941	Energizer Holdings, Inc.	212,414
30,227	Sprouts Farmers Market, Inc.(b)	558,897

		2,667,007

	Financials—5.9%
3,835	Eaton Vance Corp.	193,552
6,252	FactSet Research Systems, Inc.	1,187,067
7,708	MarketAxess Holdings, Inc.	1,341,192
11,713	MSCI, Inc., Class A	1,374,638
9,947	SEI Investments Co.	641,681

		4,738,130

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—16.2%
11,317	ABIOMED, Inc.(b)	$2,183,276
7,586	Align Technology, Inc.(b)	1,812,902
5,386	Alkermes PLC(b)	262,621
5,876	athenahealth, Inc.(b)	751,423
2,309	BioMarin Pharmaceutical, Inc.(b)	189,546
13,854	Bioverativ, Inc.(b)	782,751
241	C.R. Bard, Inc.	78,824
3,117	Cerner Corp.(b)	210,460
6,804	Charles River Laboratories International, Inc.(b)	791,237
7,937	DexCom, Inc.(b)	356,927
9,787	Edwards Lifesciences Corp.(b)	1,000,525
2,374	Henry Schein, Inc.(b)	186,596
8,822	Illumina, Inc.(b)	1,810,186
9,417	Ionis Pharmaceuticals, Inc.(b)	537,805
1,282	Mettler-Toledo International, Inc.(b)	875,132
2,865	Neurocrine Biosciences, Inc.(b)	177,945
12,646	Seattle Genetics, Inc.(b)	775,326
837	TESARO, Inc.(b)	96,899
1,779	West Pharmaceutical Services, Inc.	180,391

		13,060,772

	Industrials—9.6%
40,703	Copart, Inc.(b)	1,477,112
339	Equifax, Inc.	36,792
6,461	Graco, Inc.	851,495
17,977	HD Supply Holdings, Inc.(b)	636,206
10,980	HEICO Corp.	995,667
8,421	J.B. Hunt Transport Services, Inc.	895,910
51	Landstar System, Inc.	5,036
9,616	Middleby Corp. (The)(b)	1,114,494
6,390	Nordson Corp.	809,549
7,672	Toro Co. (The)	482,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Russell Midcap Pure Growth Portfolio (PXMG) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,393	United Rentals, Inc.(b)	$197,082
5,931	Univar, Inc.(b)	176,447

		7,677,975

	Information Technology—44.5%
3,843	Alliance Data Systems Corp.	859,794
1,484	Analog Devices, Inc.	135,489
6,386	Arista Networks, Inc.(b)	1,276,498
13,993	Atlassian Corp. PLC, Class A (Australia)(b)	676,841
16,533	Black Knight, Inc.(b)	749,772
13,506	Broadridge Financial Solutions, Inc.	1,160,435
18,067	Cavium, Inc.(b)	1,246,442
18,689	CDK Global, Inc.	1,187,873
10,741	Cognex Corp.	1,322,754
2,731	Coherent, Inc.(b)	717,461
2,327	CoStar Group, Inc.(b)	688,210
8,572	Euronet Worldwide, Inc.(b)	828,398
3,519	F5 Networks, Inc.(b)	426,749
59,477	First Data Corp., Class A(b)	1,059,285
3,820	Fiserv, Inc.(b)	494,423
1,955	FleetCor Technologies, Inc.(b)	323,103
33,561	Fortinet, Inc.(b)	1,322,639
5,626	Gartner, Inc.(b)	704,994
13,858	Global Payments, Inc.	1,440,539
10,619	GoDaddy, Inc., Class A(b)	495,907
3,735	IAC/InterActiveCorp.(b)	482,002
1,845	IPG Photonics Corp.(b)	392,819
3,090	Jack Henry & Associates, Inc.	340,302
13,215	Match Group, Inc.(b)(c)	353,369
6,629	Microchip Technology, Inc.	628,429
8,833	Palo Alto Networks, Inc.(b)	1,300,218
4,190	Paychex, Inc.	267,280
14,454	Red Hat, Inc.(b)	1,746,477
13,369	ServiceNow, Inc.(b)	1,689,441
5,113	Skyworks Solutions, Inc.	582,166
17,306	Splunk, Inc.(b)	1,164,694
12,330	Square, Inc., Class A(b)	458,553
13,815	Take-Two Interactive Software, Inc.(b)	1,528,630
14,072	Total System Services, Inc.	1,013,888
7,490	Tyler Technologies, Inc.(b)	1,327,902
6,301	Ultimate Software Group, Inc. (The)(b)	1,276,520
12,589	Universal Display Corp.	1,844,288
10,912	Workday, Inc., Class A(b)	1,211,123
8,862	Zebra Technologies Corp., Class A(b)	1,027,903

		35,753,610

	Materials—1.2%
8,130	Packaging Corp. of America	945,275

	Real Estate—1.3%
8,090	CoreSite Realty Corp. REIT	895,968
1,156	SBA Communications Corp. REIT(b)	181,700

		1,077,668

	Total Common Stocks and Other Equity Interests (Cost $65,192,336)	80,397,547

Number of Shares		Value
	Money Market Fund—0.1%
87,218	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $87,218)	$87,218

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $65,279,554)—100.1%	80,484,765

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.3%
3,426,243	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $3,426,243)	3,426,243

	Total Investments in Securities (Cost $68,705,797)—104.4%	83,911,008
	Other assets less liabilities—(4.4)%	(3,517,432)

	Net Assets—100.0%	$80,393,576

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Utilities	19.4
Financials	17.9
Real Estate	15.5
Consumer Discretionary	10.3
Industrials	8.8
Information Technology	8.7
Materials	6.4
Health Care	3.5
Consumer Staples	3.5
Energy	3.4
Telecommunication Services	2.6
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.3%
5,685	Adient PLC	$479,587
3,568	GameStop Corp., Class A	66,686
6,716	Garmin Ltd.	380,193
254	Graham Holdings Co., Class B	141,338
454	Hyatt Hotels Corp., Class A(b)	28,448
37,829	International Game Technology PLC	888,981
5,587	John Wiley & Sons, Inc., Class A	305,330
793	Kohl’s Corp.	33,116
5,219	Liberty Broadband Corp., Class C(b)	455,566
16,125	Liberty Media Corp.-Liberty Formula One, Class C(b)	615,007
1,225	Liberty Ventures, Series A(b)	69,776
9,352	Macy’s, Inc.	175,443
22,171	News Corp., Class A	302,856
2,039	PVH Corp.	258,566
7,100	Ralph Lauren Corp., Class A	634,953
37,940	TEGNA, Inc.	464,006
9,386	Tribune Media Co., Class A	384,169

		5,684,021

	Consumer Staples—3.5%
36,836	Coty, Inc., Class A	567,275
6,080	Edgewell Personal Care Co.(b)	394,774
1,304	Ingredion, Inc.	163,456
100	Seaboard Corp.	440,012
4,521	Tyson Foods, Inc., Class A	329,626
1,111	US Foods Holding Corp.(b)	30,308

		1,925,451

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—3.4%
634	Andeavor	$67,356
40	Baker Hughes a GE Co.	1,257
2,256	CONSOL Energy, Inc.(b)	36,389
1,495	Helmerich & Payne, Inc.(c)	81,194
700	Hess Corp.	30,912
9,838	Nabors Industries Ltd.	55,388
2,639	National Oilwell Varco, Inc.	90,227
25,682	Oceaneering International, Inc.	519,290
3,665	Patterson-UTI Energy, Inc.	72,494
631	PBF Energy, Inc., Class A(c)	18,280
85,074	Transocean Ltd.(b)	893,277

		1,866,064

	Financials—17.9%
32,349	AGNC Investment Corp. REIT	651,185
46	Alleghany Corp.(b)	26,046
331	Ally Financial, Inc.	8,649
1,549	American National Insurance Co.	188,560
63,946	Annaly Capital Management, Inc. REIT	732,821
2,743	Bank of Hawaii Corp.	223,856
15,005	CNA Financial Corp.	812,221
1,030	Commerce Bancshares, Inc.	59,905
6,327	E*TRADE Financial Corp.(b)	275,794
9,915	Fifth Third Bancorp	286,544
2,492	First American Financial Corp.	135,615
10,308	First Hawaiian, Inc.	301,406
7,809	FNF Group	292,213
395	Hartford Financial Services Group, Inc. (The)	21,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Russell Midcap Pure Value Portfolio (PXMV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,445	Interactive Brokers Group, Inc., Class A	$78,059
7,320	Loews Corp.	362,413
942	M&T Bank Corp.	157,097
90,919	MFA Financial, Inc. REIT	749,173
19,977	Navient Corp.	248,913
55,468	New York Community Bancorp, Inc.	696,678
30,970	Old Republic International Corp.	628,381
1,498	OneMain Holdings, Inc.(b)	47,591
13,150	PacWest Bancorp	635,408
8,980	Popular, Inc.	329,386
755	Principal Financial Group, Inc.	49,717
4,687	ProAssurance Corp.	262,706
4,688	Prosperity Bancshares, Inc.	308,377
10,149	Regions Financial Corp.	157,107
4,627	SunTrust Banks, Inc.	278,592
32,207	TCF Financial Corp.	586,812
2,513	TFS Financial Corp.	38,750
10,708	Two Harbors Investment Corp. REIT	104,938
579	Unum Group	30,131
460	Validus Holdings Ltd.	23,957
48	White Mountains Insurance Group Ltd.	42,679

		9,833,425

	Health Care—3.5%
21,928	Brookdale Senior Living, Inc.(b)	219,938
8,402	DENTSPLY Sirona, Inc.	513,110
55,815	Endo International PLC(b)	356,100
16,972	Mallinckrodt PLC(b)	537,503
2,116	Perrigo Co. PLC	171,375
4,291	VWR Corp.(b)	142,032

		1,940,058

	Industrials—8.8%
4,192	AGCO Corp.	287,445
2,186	Carlisle Cos., Inc.	240,088
1,619	Colfax Corp.(b)	67,529
1,027	Fluor Corp.	44,253
11,967	ITT, Inc.	558,141
9,684	Jacobs Engineering Group, Inc.	563,706
4,273	JetBlue Airways Corp.(b)	81,828
10,979	Kirby Corp.(b)	777,862
1,081	L3 Technologies, Inc.	202,342
2,761	Macquarie Infrastructure Corp.	192,028
3,641	Oshkosh Corp.	333,370
1,092	PACCAR, Inc.	78,329
6,602	Regal Beloit Corp.	535,752
6,381	Ryder System, Inc.	517,371
2,277	United Continental Holdings, Inc.(b)	133,159
3,657	WESCO International, Inc.(b)	230,940

		4,844,143

	Information Technology—8.7%
20,153	Avnet, Inc.	802,089
21,699	Brocade Communications Systems, Inc.	252,793
10,984	CA, Inc.	355,662
43,069	Conduent, Inc.(b)	666,708
12,608	EchoStar Corp., Class A(b)	705,418
17,546	First Solar, Inc.(b)	961,872

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
7,317	Leidos Holdings, Inc.	$457,459
18,458	Xerox Corp.	559,462

		4,761,463

	Materials—6.4%
889	Alcoa Corp.(b)	42,476
11,433	Ashland Global Holdings, Inc.	777,215
3,020	Bemis Co., Inc.	135,960
2,129	Cabot Corp.	129,784
1,015	Domtar Corp.	48,030
8,960	Mosaic Co. (The)	200,166
21,259	Newmont Mining Corp.	768,726
559	Sonoco Products Co.	28,951
70,974	Tahoe Resources, Inc.	340,675
11,713	United States Steel Corp.	296,573
20,023	Valvoline, Inc.	480,953
4,552	WestRock Co.	279,174

		3,528,683

	Real Estate—15.5%
178	Alexandria Real Estate Equities, Inc. REIT	22,065
20,078	Brandywine Realty Trust REIT	351,164
37,525	Brixmor Property Group, Inc. REIT	655,562
8,445	CoreCivic, Inc. REIT	208,254
5,560	Corporate Office Properties Trust REIT	177,531
7,322	DCT Industrial Trust, Inc. REIT	424,822
61,884	DDR Corp. REIT	474,650
16,946	Duke Realty Corp. REIT	482,622
1,957	EPR Properties REIT	135,385
17,563	Equity Commonwealth REIT(b)	527,768
4,425	Forest City Realty Trust, Inc., Class A REIT	108,988
16,742	GGP, Inc. REIT	325,799
2,914	HCP, Inc. REIT	75,298
4,498	Highwoods Properties, Inc. REIT	229,623
30,071	Host Hotels & Resorts, Inc. REIT	588,189
5,656	Invitation Homes, Inc. REIT(c)	127,656
1,860	Kimco Realty Corp. REIT	33,778
10,564	Liberty Property Trust REIT	452,984
2,931	Macerich Co. (The) REIT	160,033
2,453	Mid-America Apartment Communities, Inc. REIT	251,065
11,109	National Retail Properties, Inc. REIT	446,360
292	Omega Healthcare Investors, Inc. REIT(c)	8,427
2,649	Prologis, Inc. REIT	171,072
18,409	Rayonier, Inc. REIT	551,902
9,954	Senior Housing Properties Trust REIT	183,154
2,234	SL Green Realty Corp. REIT	213,749
31	UDR, Inc. REIT	1,202
13,219	Uniti Group, Inc. REIT	231,333
2,288	Ventas, Inc. REIT	143,572
38,261	VEREIT, Inc. REIT	301,879
2,414	Weingarten Realty Investors REIT	73,506
6,114	WP Carey, Inc. REIT	416,669

		8,556,061

	Telecommunication Services—2.6%
32,200	CenturyLink, Inc.(c)	611,478
13,055	Telephone & Data Systems, Inc.	380,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Russell Midcap Pure Value Portfolio (PXMV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
11,618	United States Cellular Corp.(b)	$425,103

		1,417,134

	Utilities—19.4%
6,678	Alliant Energy Corp.	288,890
9,052	Ameren Corp.	561,133
834	American Water Works Co., Inc.	73,192
183	Aqua America, Inc.	6,493
5,296	Atmos Energy Corp.	462,023
8,844	Avangrid, Inc.	457,500
1,298	Calpine Corp.(b)	19,392
7,044	Consolidated Edison, Inc.	606,136
1,041	DTE Energy Co.	114,989
7,388	Edison International	590,671
5,349	Entergy Corp.	461,405
8,045	Eversource Energy	503,939
19,712	FirstEnergy Corp.	649,510
19,215	Great Plains Energy, Inc.	630,828
13,311	Hawaiian Electric Industries, Inc.	485,319
7,812	MDU Resources Group, Inc.	213,658
2,696	National Fuel Gas Co.	156,503
16,414	NiSource, Inc.	432,837
4,392	OGE Energy Corp.	161,801
6,381	Pinnacle West Capital Corp.	559,678
9,618	PPL Corp.	361,252
9,338	Public Service Enterprise Group, Inc.	459,430
8,296	SCANA Corp.	357,889
939	Sempra Energy	110,333
2,212	UGI Corp.	105,866
212	Vectren Corp.	14,446
35,685	Vistra Energy Corp.	693,716
1,987	WEC Energy Group, Inc.	133,904
8,770	Westar Energy, Inc.	469,020
11,384	Xcel Energy, Inc.	563,736

		10,705,489

	Total Common Stocks and Other Equity Interests (Cost $53,929,907)	55,061,992

	Money Market Fund—0.1%
61,654	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $61,654)	61,654

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $53,991,561)—100.1%	55,123,646

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
788,197	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $788,197)	$788,197

	Total Investments in Securities (Cost $54,779,758)—101.5%	55,911,843
	Other assets less liabilities—(1.5)%	(838,467)

	Net Assets—100.0%	$55,073,376

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	13.8
Consumer Staples	12.1
Materials	11.3
Energy	11.0
Health Care	10.9
Industrials	10.1
Consumer Discretionary	9.5
Financials	8.6
Utilities	7.1
Telecommunication Services	3.9
Real Estate	1.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.5%
213	Amazon.com, Inc.(b)	$235,425
3,160	Carnival Corp.	209,792
3,738	CBS Corp., Class B	209,777
594	Charter Communications, Inc., Class A(b)	198,497
5,875	Comcast Corp., Class A	211,676
4,308	DISH Network Corp., Class A(b)	209,110
17,427	Ford Motor Co.	213,829
4,706	General Motors Co.	202,264
1,284	Home Depot, Inc. (The)	212,862
3,424	Las Vegas Sands Corp.	217,013
2,589	Lowe’s Cos., Inc.	206,991
1,845	Marriott International, Inc., Class A	220,441
1,291	McDonald’s Corp.	215,481
1,079	Netflix, Inc.(b)	211,948
4,155	NIKE, Inc., Class B	228,483
112	Priceline Group, Inc. (The)(b)	214,140
3,774	Starbucks Corp.	206,966
3,509	Target Corp.	207,171
594	Tesla, Inc.(b)	196,929
2,083	Time Warner, Inc.	204,738
2,943	TJX Cos., Inc. (The)	205,421
8,080	Twenty-First Century Fox, Inc., Class A	211,292
2,179	Walt Disney Co. (The)	213,128
2,765	Yum! Brands, Inc.	205,854

		5,069,228

	Consumer Staples—12.1%
5,324	Altria Group, Inc.	341,907
8,009	Archer-Daniels-Midland Co.	327,328

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
7,545	Coca-Cola Co. (The)	$346,919
4,629	Colgate-Palmolive Co.	326,113
1,677	Constellation Brands, Inc., Class A	367,414
1,343	Costco Wholesale Corp.	216,330
4,715	CVS Health Corp.	323,119
1,930	Estee Lauder Cos., Inc. (The), Class A	215,793
6,785	General Mills, Inc.	352,277
2,959	Kimberly-Clark Corp.	332,917
4,452	Kraft Heinz Co. (The)	344,273
16,566	Kroger Co. (The)	342,916
8,321	Mondelez International, Inc., Class A	344,739
6,217	Monster Beverage Corp.(b)	360,151
3,094	PepsiCo, Inc.	341,052
3,038	Philip Morris International, Inc.	317,896
3,775	Procter & Gamble Co. (The)	325,934
6,409	Sysco Corp.	356,469
5,042	Walgreens Boots Alliance, Inc.	334,133
2,454	Wal-Mart Stores, Inc.	214,259

		6,431,939

	Energy—11.0%
10,326	Anadarko Petroleum Corp.	509,795
4,137	Chevron Corp.	479,437
9,894	ConocoPhillips	506,078
5,099	EOG Resources, Inc.	509,237
5,979	Exxon Mobil Corp.	498,350
11,011	Halliburton Co.	470,610
26,104	Kinder Morgan, Inc.	472,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
7,674	Occidental Petroleum Corp.	$495,510
5,224	Phillips 66	475,802
3,370	Pioneer Natural Resources Co.	504,388
7,324	Schlumberger Ltd.	468,736
6,326	Valero Energy Corp.	499,058

		5,889,744

	Financials—8.6%
1,807	Aflac, Inc.	151,589
1,640	Allstate Corp. (The)	153,930
1,655	American Express Co.	158,086
2,424	American International Group, Inc.	156,615
1,017	Aon PLC	145,868
5,959	Bank of America Corp.	163,217
2,770	Bank of New York Mellon Corp. (The)	142,517
3,237	BB&T Corp.	159,390
816	Berkshire Hathaway, Inc., Class B(b)	152,543
316	BlackRock, Inc.	148,782
2,509	Brighthouse Financial, Inc.(b)	156,010
1,795	Capital One Financial Corp.	165,463
3,369	Charles Schwab Corp. (The)	151,066
1,035	Chubb Ltd.	156,099
2,097	Citigroup, Inc.	154,130
1,101	CME Group, Inc.	151,024
3,385	Franklin Resources, Inc.	142,610
633	Goldman Sachs Group, Inc. (The)	153,490
2,169	Intercontinental Exchange, Inc.	143,371
1,581	JPMorgan Chase & Co.	159,064
1,815	Marsh & McLennan Cos., Inc.	146,888
2,876	MetLife, Inc.	154,096
3,121	Morgan Stanley	156,050
1,122	PNC Financial Services Group, Inc. (The)	153,478
1,389	Prudential Financial, Inc.	153,429
941	S&P Global, Inc.	147,238
1,539	State Street Corp.	141,588
1,204	Travelers Cos., Inc. (The)	159,470
2,809	U.S. Bancorp	152,753
2,747	Wells Fargo & Co.	154,217

		4,584,071

	Health Care—10.9%
3,489	Abbott Laboratories	189,208
2,088	AbbVie, Inc.	188,442
1,237	Aetna, Inc.	210,327
1,349	Alexion Pharmaceuticals, Inc.(b)	161,421
935	Allergan PLC	165,710
1,046	Amgen, Inc.	183,280
1,007	Anthem, Inc.	210,674
3,051	Baxter International, Inc.	196,698
960	Becton, Dickinson and Co.	200,323
574	Biogen, Inc.(b)	178,893
6,483	Boston Scientific Corp.(b)	182,432
2,921	Bristol-Myers Squibb Co.	180,109
1,377	Celgene Corp.(b)	139,036
1,020	Cigna Corp.	201,164
2,192	Danaher Corp.	202,256
2,208	Eli Lilly & Co.	180,924

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
3,308	Express Scripts Holding Co.(b)	$202,747
2,347	Gilead Sciences, Inc.	175,931
2,570	HCA Healthcare, Inc.(b)	194,421
790	Humana, Inc.	201,727
528	Intuitive Surgical, Inc.(b)	198,190
1,396	Johnson & Johnson	194,616
1,266	McKesson Corp.	174,556
2,448	Medtronic PLC	197,113
2,989	Merck & Co., Inc.	164,664
5,248	Pfizer, Inc.	183,995
427	Regeneron Pharmaceuticals, Inc.(b)	171,919
1,304	Stryker Corp.	201,951
988	Thermo Fisher Scientific, Inc.	191,504
991	UnitedHealth Group, Inc.	208,328
1,239	Vertex Pharmaceuticals, Inc.(b)	181,179

		5,813,738

	Industrials—10.1%
1,088	3M Co.	250,447
905	Boeing Co. (The)	233,472
1,822	Caterpillar, Inc.	247,428
4,416	CSX Corp.	222,699
1,843	Deere & Co.	244,898
4,455	Delta Air Lines, Inc.	222,884
3,006	Eaton Corp. PLC	240,540
3,703	Emerson Electric Co.	238,695
1,051	FedEx Corp.	237,326
1,109	General Dynamics Corp.	225,105
10,263	General Electric Co.	206,902
1,653	Honeywell International, Inc.	238,296
1,545	Illinois Tool Works, Inc.	241,823
5,716	Johnson Controls International PLC	236,585
738	Lockheed Martin Corp.	227,422
1,771	Norfolk Southern Corp.	232,745
794	Northrop Grumman Corp.	234,651
1,252	Raytheon Co.	225,610
4,023	Southwest Airlines Co.	216,679
2,081	Union Pacific Corp.	240,959
1,979	United Parcel Service, Inc., Class B	232,592
1,991	United Technologies Corp.	238,442
3,075	Waste Management, Inc.	252,673

		5,388,873

	Information Technology—13.8%
1,699	Accenture PLC, Class A	241,870
3,812	Activision Blizzard, Inc.	249,648
1,541	Adobe Systems, Inc.(b)	269,922
239	Alphabet, Inc., Class C(b)	242,977
1,516	Apple, Inc.	256,265
4,439	Applied Materials, Inc.	250,493
2,085	Automatic Data Processing, Inc.	242,402
951	Broadcom Ltd.	250,978
7,114	Cisco Systems, Inc.	242,943
3,194	Cognizant Technology Solutions Corp., Class A	241,690
7,902	Corning, Inc.	247,412
5,545	eBay, Inc.(b)	208,714
2,020	Electronic Arts, Inc.(b)	241,592
1,373	Facebook, Inc., Class A(b)	247,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
15,984	Hewlett Packard Enterprise Co.	$222,497
11,597	HP, Inc.	249,915
6,036	Intel Corp.	274,578
1,609	International Business Machines Corp.	247,882
1,624	Intuit, Inc.	245,256
1,035	Mastercard, Inc., Class A	153,977
5,832	Micron Technology, Inc.(b)	258,416
3,068	Microsoft Corp.	255,196
1,238	NVIDIA Corp.	256,031
2,054	NXP Semiconductors NV (Netherlands)(b)	240,421
4,905	Oracle Corp.	249,664
2,203	PayPal Holdings, Inc.(b)	159,850
4,463	QUALCOMM, Inc.	227,658
2,447	salesforce.com, inc.(b)	250,426
2,554	Texas Instruments, Inc.	246,946
1,403	Visa, Inc., Class A	154,302
2,092	VMware, Inc., Class A(b)	250,391

		7,377,534

	Materials—11.3%
4,821	Air Products & Chemicals, Inc.	768,612
10,354	DowDuPont, Inc.	748,698
5,521	Ecolab, Inc.	721,374
7,580	LyondellBasell Industries NV, Class A	784,757
6,165	Monsanto Co.	746,581
6,519	PPG Industries, Inc.	757,769
5,211	Praxair, Inc.	761,431
1,927	Sherwin-Williams Co. (The)	761,454

		6,050,676

	Real Estate—1.7%
1,084	American Tower Corp. REIT	155,738
1,471	Crown Castle International Corp. REIT	157,515
328	Equinix, Inc. REIT	152,028
2,256	Equity Residential REIT	151,739
699	Public Storage REIT	144,868
922	Simon Property Group, Inc. REIT	143,214

		905,102

	Telecommunication Services—3.9%
14,993	AT&T, Inc.	504,514
75,301	Sprint Corp.(b)	492,469
8,774	T-Mobile US, Inc.(b)	524,422
11,120	Verizon Communications, Inc.	532,314

		2,053,719

	Utilities—7.1%
7,331	American Electric Power Co., Inc.	545,500
6,838	Dominion Energy, Inc.	554,835
6,182	Duke Energy Corp.	545,932
13,807	Exelon Corp.	555,180
3,568	NextEra Energy, Inc.	553,290
8,336	PG&E Corp.	481,571
10,596	Southern Co. (The)	553,111

		3,789,419

	Total Common Stocks and Other Equity Interests (Cost $47,921,221)	53,354,043

Number of Shares		Value
	Money Market Fund—0.0%
27,486	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $27,486)	$27,486

	Total Investments in Securities (Cost $47,948,707)—100.0%	53,381,529
	Other assets less liabilities—(0.0)%	(15,836)

	Net Assets—100.0%	$53,365,693

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	34.6
Consumer Discretionary	23.7
Health Care	14.2
Real Estate	7.9
Consumer Staples	7.8
Industrials	6.1
Materials	3.8
Financials	1.8
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—23.7%
5,043	Amazon.com, Inc.(b)	$5,573,927
25,874	CBS Corp., Class B	1,452,049
20,555	Home Depot, Inc. (The)	3,407,608
17,776	Las Vegas Sands Corp.	1,126,643
53,775	Lowe’s Cos., Inc.	4,299,311
35,215	Marriott International, Inc., Class A	4,207,488
4,420	McDonald’s Corp.	737,742
30,570	Netflix, Inc.(b)	6,004,865
37,894	NIKE, Inc., Class B	2,083,791
2,671	Priceline Group, Inc. (The)(b)	5,106,845
71,267	Starbucks Corp.	3,908,282
7,662	Tesla, Inc.(b)	2,540,183
49,623	TJX Cos., Inc. (The)	3,463,686
2,009	Yum! Brands, Inc.	149,570

		44,061,990

	Consumer Staples—7.8%
1,840	Altria Group, Inc.	118,165
19,307	Constellation Brands, Inc., Class A	4,229,971
13,016	Costco Wholesale Corp.	2,096,617
10,339	Estee Lauder Cos., Inc. (The), Class A	1,156,003
84,342	Monster Beverage Corp.(b)	4,885,932
35,695	Sysco Corp.	1,985,356

		14,472,044

	Financials—1.8%
7,628	Aon PLC	1,094,084
17,323	Marsh & McLennan Cos., Inc.	1,401,951
5,922	S&P Global, Inc.	926,615

		3,422,650

	Health Care—14.2%
64,316	AbbVie, Inc.	5,804,519
15,905	Becton, Dickinson and Co.	3,318,896

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
35,347	Boston Scientific Corp.(b)	$994,665
43,381	Celgene Corp.(b)	4,380,180
3,990	Eli Lilly & Co.	326,941
7,925	Intuitive Surgical, Inc.(b)	2,974,728
10,967	Regeneron Pharmaceuticals, Inc.(b)	4,415,533
12,946	Stryker Corp.	2,004,947
1,324	UnitedHealth Group, Inc.	278,331
13,322	Vertex Pharmaceuticals, Inc.(b)	1,948,076

		26,446,816

	Industrials—6.1%
7,135	3M Co.	1,642,406
19,140	Boeing Co. (The)	4,937,737
3,567	Deere & Co.	473,983
2,023	FedEx Corp.	456,814
3,749	Illinois Tool Works, Inc.	586,793
2,227	Northrop Grumman Corp.	658,145
21,481	Southwest Airlines Co.	1,156,967
11,825	United Parcel Service, Inc., Class B	1,389,792

		11,302,637

	Information Technology—34.6%
11,726	Accenture PLC, Class A	1,669,313
19,955	Activision Blizzard, Inc.	1,306,853
19,365	Adobe Systems, Inc.(b)	3,391,973
670	Alphabet, Inc., Class C(b)	681,149
20,855	Apple, Inc.	3,525,329
89,150	Applied Materials, Inc.	5,030,734
26,249	Automatic Data Processing, Inc.	3,051,709
16,228	Broadcom Ltd.	4,282,731
23,846	Cognizant Technology Solutions Corp., Class A	1,804,427
12,811	Electronic Arts, Inc.(b)	1,532,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
25,370	Facebook, Inc., Class A(b)	$4,568,122
25,423	Intuit, Inc.	3,839,381
40,480	Mastercard, Inc., Class A	6,022,210
23,871	Microsoft Corp.	1,985,590
26,334	NVIDIA Corp.	5,446,135
22,005	PayPal Holdings, Inc.(b)	1,596,683
56,191	salesforce.com, inc.(b)	5,750,587
11,384	Texas Instruments, Inc.	1,100,719
46,600	Visa, Inc., Class A	5,125,068
22,110	VMware, Inc., Class A(b)(c)	2,646,346

		64,357,255

	Materials—3.8%
13,220	Ecolab, Inc.	1,727,325
15,124	Monsanto Co.	1,831,517
9,009	Sherwin-Williams Co. (The)	3,559,906

		7,118,748

	Real Estate—7.9%
37,508	American Tower Corp. REIT	5,388,774
31,096	Crown Castle International Corp. REIT	3,329,760
10,001	Equinix, Inc. REIT	4,635,464
6,045	Public Storage REIT	1,252,826

		14,606,824

	Total Common Stocks and Other Equity Interests (Cost $148,099,826)	185,788,964

	Money Market Fund—0.1%
121,483	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $121,483)	121,483

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $148,221,309)—100.0%	185,910,447

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.1%
2,009,000	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $2,009,000)	2,009,000

	Total Investments in Securities (Cost $150,230,309)—101.1%	187,919,447
	Other assets less liabilities—(1.1)%	(2,030,306)

	Net Assets—100.0%	$185,889,141

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Financials	34.7
Utilities	15.1
Energy	10.6
Consumer Discretionary	9.1
Information Technology	8.3
Industrials	6.0
Consumer Staples	5.2
Health Care	4.6
Materials	3.7
Telecommunication Services	2.3
Real Estate	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.1%
22,659	Carnival Corp.	$1,504,331
169,002	Ford Motor Co.	2,073,655
78,802	General Motors Co.	3,386,910
30,382	Target Corp.	1,793,753
218	Time Warner, Inc.	21,427

		8,780,076

	Consumer Staples—5.2%
48,444	Archer-Daniels-Midland Co.	1,979,906
5,863	CVS Health Corp.	401,792
9,722	Kraft Heinz Co. (The)	751,802
27,118	Mondelez International, Inc., Class A	1,123,499
9,016	Wal-Mart Stores, Inc.	787,187

		5,044,186

	Energy—10.6%
9,183	Anadarko Petroleum Corp.	453,365
11,304	Chevron Corp.	1,310,020
29,417	ConocoPhillips	1,504,679
10,180	Exxon Mobil Corp.	848,503
159,178	Kinder Morgan, Inc.	2,882,714
2,566	Occidental Petroleum Corp.	165,687
12,037	Phillips 66	1,096,330
1,284	Pioneer Natural Resources Co.	192,176
6,051	Schlumberger Ltd.	387,264
16,885	Valero Energy Corp.	1,332,058

		10,172,796

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—34.7%
38,036	Aflac, Inc.	$3,190,840
2,280	American Express Co.	217,786
54,965	Bank of America Corp.	1,505,491
26,818	Bank of New York Mellon Corp. (The)	1,379,786
38,404	BB&T Corp.	1,891,013
4,790	Berkshire Hathaway, Inc., Class B(b)	895,443
755	BlackRock, Inc.	355,477
2,635	Brighthouse Financial, Inc.(b)	163,844
13,324	Chubb Ltd.	2,009,526
31,691	Citigroup, Inc.	2,329,289
12,842	CME Group, Inc.	1,761,537
67,156	Franklin Resources, Inc.	2,829,282
2,329	Goldman Sachs Group, Inc. (The)	564,736
21,222	JPMorgan Chase & Co.	2,135,145
29,123	MetLife, Inc.	1,560,410
30,137	Morgan Stanley	1,506,850
12,951	PNC Financial Services Group, Inc. (The)	1,771,567
11,597	Prudential Financial, Inc.	1,281,005
10,456	Travelers Cos., Inc. (The)	1,384,897
41,022	U.S. Bancorp	2,230,776
44,725	Wells Fargo & Co.	2,510,862

		33,475,562

	Health Care—4.6%
10,135	Abbott Laboratories	549,621
6,088	Allergan PLC	1,078,976
1,930	Anthem, Inc.	403,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares Russell Top 200 Pure Value Portfolio (PXLV) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
13,038	Danaher Corp.	$1,203,016
32,943	Pfizer, Inc.	1,154,982

		4,390,370

	Industrials—6.0%
19,719	Delta Air Lines, Inc.	986,542
19,280	Eaton Corp. PLC	1,542,786
38,352	Johnson Controls International PLC	1,587,389
6,072	Norfolk Southern Corp.	797,982
7,436	United Technologies Corp.	890,535

		5,805,234

	Information Technology—8.3%
63,511	Cisco Systems, Inc.	2,168,901
31,377	eBay, Inc.(b)	1,181,030
153,920	Hewlett Packard Enterprise Co.	2,142,566
5,550	HP, Inc.	119,603
41,068	Intel Corp.	1,868,183
9,975	QUALCOMM, Inc.	508,825

		7,989,108

	Materials—3.7%
10,599	Air Products & Chemicals, Inc.	1,689,799
26,148	DowDuPont, Inc.	1,890,762

		3,580,561

	Real Estate—0.4%
5,878	Equity Residential REIT	395,354

	Telecommunication Services—2.3%
29,365	AT&T, Inc.	988,132
185,885	Sprint Corp.(b)	1,215,688

		2,203,820

	Utilities—15.1%
34,875	American Electric Power Co., Inc.	2,595,049
14,933	Dominion Energy, Inc.	1,211,664
31,091	Duke Energy Corp.	2,745,646
50,883	Exelon Corp.	2,046,005
10,284	NextEra Energy, Inc.	1,594,740
34,941	PG&E Corp.	2,018,541
45,254	Southern Co. (The)	2,362,259

		14,573,904

	Total Common Stocks and Other Equity Interests (Cost $89,195,543)	96,410,971

	Money Market Fund—0.0%
39,406	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $39,406)	39,406

	Total Investments in Securities (Cost $89,234,949)—100.0%	96,450,377
	Other assets less liabilities—0.0%	10,655

	Net Assets—100.0%	$96,461,032

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Financials	44.6
Industrials	14.5
Consumer Discretionary	10.6
Information Technology	8.9
Energy	6.3
Health Care	5.3
Real Estate	4.5
Materials	3.7
Consumer Staples	0.9
Telecommunication Services	0.3
Utilities	0.3
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—10.6%
3,597	Abercrombie & Fitch Co., Class A	$48,308
1,242	America’s Car-Mart, Inc.(b)(c)	53,220
3,126	AV Homes, Inc.(c)	52,048
1,396	Bassett Furniture Industries, Inc.	54,165
6,965	Bbx Capital Corp., Class A	56,347
4,510	Beasley Broadcast Group, Inc., Class A	42,619
2,959	Beazer Homes USA, Inc.(c)	62,080
5,731	Bridgepoint Education, Inc.(c)	55,476
5,165	Career Education Corp.(c)	55,162
2,111	Century Communities, Inc.(c)	60,269
9,683	China Automotive Systems, Inc. (China)(c)	48,899
7,450	Clarus Corp.(c)	54,385
2,129	Conn’s, Inc.(b)(c)	65,467
3,278	Del Taco Restaurants, Inc.(c)	41,598
2,368	Delta Apparel, Inc.(c)	49,562
3,795	Eros International PLC (India)(b)(c)	46,489
4,196	Fogo de Chao, Inc.(c)	46,366
3,641	Gray Television, Inc.(c)	56,690
2,095	Haverty Furniture Cos., Inc.	49,966
1,102	Hooker Furniture Corp.	52,235
791	Johnson Outdoors, Inc., Class A	59,491
2,958	K12, Inc.(c)	47,979
2,832	Lifetime Brands, Inc.	52,817
2,019	M/I Homes, Inc.(c)	67,434
2,778	Modine Manufacturing Co.(c)	58,477
1,375	Monarch Casino & Resort, Inc.(c)	61,339
1,859	Movado Group, Inc.	51,494
2,299	Perry Ellis International, Inc.(c)	53,544
3,134	PICO Holdings, Inc.(c)	59,233

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
12,013	Pier 1 Imports, Inc.	$49,974
2,100	RCI Hospitality Holdings, Inc.	57,855
816	Red Robin Gourmet Burgers, Inc.(c)	55,814
3,754	Regis Corp.(c)	56,047
8,429	Salem Media Group, Inc.	53,946
5,506	Shiloh Industries, Inc.(c)	51,096
861	SodaStream International Ltd. (Israel)(c)	54,820
2,453	Speedway Motorsports, Inc.	48,937
1,235	Strattec Security Corp.	56,995
5,112	Townsquare Media, Inc., Class A(c)	53,369
6,346	VOXX International Corp.(c)	42,518
2,322	William Lyon Homes, Class A(c)	64,435
3,608	ZAGG, Inc.(c)	56,465

		2,265,430

	Consumer Staples—0.9%
2,677	Chefs’ Warehouse, Inc. (The)(c)	53,406
15,123	New Age Beverages Corp.(b)(c)	35,388
16,425	Pingtan Marine Enterprise Ltd.(b)	49,275
1,675	Seneca Foods Corp., Class A(c)	60,300

		198,369

	Energy—6.3%
19,401	Approach Resources, Inc.(b)(c)	45,204
6,388	Ardmore Shipping Corp. (Ireland)(c)	53,020
6,270	Calumet Specialty Products Partners LP(b)(c)	56,117
14,484	Capital Product Partners LP (Greece)	49,535
2,952	Cone Midstream Partners LP(b)	48,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
7,006	Dorian LPG Ltd.(c)	$50,093
4,563	Earthstone Energy, Inc., Class A(b)(c)	36,732
4,629	Era Group, Inc.(c)	49,808
1,701	Exterran Corp.(c)	54,891
12,695	Foresight Energy LP(b)	54,969
2,197	GasLog Partners LP (Monaco)	52,179
11,685	Gener8 Maritime, Inc.(c)	53,868
5,628	Geopark Ltd. (Chile)(c)	53,579
4,164	Gulf Island Fabrication, Inc.	54,757
6,829	Helix Energy Solutions Group, Inc.(c)	46,574
2,188	KNOT Offshore Partners LP (United Kingdom)	51,199
4,718	Navigator Holdings Ltd. (United Kingdom)(c)	47,888
5,248	Newpark Resources, Inc.(c)	45,920
11,956	North American Energy Partners, Inc. (Canada)	48,422
2,517	Par Pacific Holdings, Inc.(c)	52,832
3,851	Renewable Energy Group, Inc.(c)	46,597
13,530	Seadrill Partners LLC(b)	51,820
23,371	Southcross Energy Partners LP(b)(c)	49,079
5,752	Teekay Corp. (Bermuda)(b)	46,591
11,501	Tsakos Energy Navigation Ltd. (Greece)	51,639
2,497	Unit Corp.(c)	46,744
16,969	Willbros Group, Inc.(c)	51,925

		1,350,838

	Financials—44.6%
2,826	1st Constitution Bancorp	50,727
2,765	AG Mortgage Investment Trust, Inc. REIT	52,010
1,421	Allegiance Bancshares, Inc.(c)	55,703
2,911	Ambac Financial Group, Inc.(c)	47,391
8,372	Anworth Mortgage Asset Corp. REIT	46,799
6,442	Arbor Realty Trust, Inc. REIT	53,275
3,868	Ares Commercial Real Estate Corp. REIT	50,207
1,947	ARMOUR Residential REIT, Inc. REIT	48,772
2,865	Atlantic Capital Bancshares, Inc.(c)	47,129
5,965	Atlantic Coast Financial Corp.(c)	52,015
3,096	B. Riley Financial, Inc.	51,548
2,589	Banc of California, Inc.(b)	54,498
1,799	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	50,426
6,235	Bancorp, Inc. (The)(c)	52,436
4,807	Bank of Commerce Holdings	57,684
799	Bank of Marin Bancorp	54,132
1,465	Bankwell Financial Group, Inc.	53,619
3,214	Beneficial Bancorp, Inc.	53,031
2,666	Blue Hills Bancorp, Inc.	57,852
1,584	Bridge Bancorp, Inc.	56,232
3,440	Brookline Bancorp, Inc.	52,976
1,238	Bryn Mawr Bank Corp.	54,286
975	C&F Financial Corp.	56,550
3,050	California First National Bancorp	46,970
1,202	Camden National Corp.	51,890
2,249	Capital City Bank Group, Inc.	55,460
3,056	Capital Southwest Corp.	52,930
5,278	Capstead Mortgage Corp. REIT	46,552
1,483	Carolina Financial Corp.	54,649
685	Century Bancorp, Inc., Class A	58,191
2,859	Charter Financial Corp.	54,807

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,198	Chemung Financial Corp.	$56,594
2,772	Cherry Hill Mortgage Investment Corp. REIT	50,478
730	City Holding Co.	51,458
2,377	Civista Bancshares, Inc.(b)	53,649
1,870	Codorus Valley Bancorp, Inc.	59,167
1,453	Community Financial Corp. (The)(b)	52,613
1,163	Community Trust Bancorp, Inc.	56,173
2,179	ConnectOne Bancorp, Inc.	58,506
1,723	County Bancorp, Inc.	56,273
3,096	Cowen, Inc., Class A(c)	46,440
1,672	Customers Bancorp, Inc.(c)	45,712
2,526	Dime Community Bancshares, Inc.	55,698
1,505	DNB Financial Corp.	50,718
7,131	Dynex Capital, Inc. REIT	49,917
3,267	Ellington Financial LLC(b)	49,920
3,495	Ellington Residential Mortgage REIT REIT	46,763
1,225	Encore Capital Group, Inc.(c)	56,901
3,895	Enova International, Inc.(c)	57,841
2,161	Entegra Financial Corp.(b)(c)	58,887
1,265	Enterprise Financial Services Corp.	55,154
1,454	Equity Bancshares, Inc., Class A(c)	49,567
1,175	Evans Bancorp, Inc.	51,171
1,484	Farmers & Merchants Bancorp, Inc.	54,938
1,397	FB Financial Corp.(c)	57,095
733	Federal Agricultural Mortgage Corp., Class C	54,418
2,283	Fidelity Southern Corp.	50,066
3,221	Fidus Investment Corp.	53,791
9,316	First BanCorp/Puerto Rico(c)	47,977
1,566	First Bancorp/Southern Pines NC	57,472
1,741	First Bancshares, Inc. (The)(b)	55,538
3,940	First Bank/Hamilton NJ	50,826
1,947	First Connecticut Bancorp, Inc.	51,401
1,022	First Defiance Financial Corp.	55,392
3,048	First Foundation, Inc.(c)	56,418
1,902	First Guaranty Bancshares, Inc.(b)	50,745
1,707	First Internet Bancorp	64,354
3,147	First Northwest Bancorp(c)	53,247
1,725	First of Long Island Corp. (The)	54,424
2,876	First South Bancorp, Inc.(b)	53,637
1,835	Flushing Financial Corp.	55,013
2,915	FNFV Group(c)	50,284
994	FS Bancorp, Inc.	53,954
8,134	Gain Capital Holdings, Inc.	60,029
1,394	German American Bancorp, Inc.	50,156
5,557	Gladstone Capital Corp.	54,125
5,533	Gladstone Investment Corp.(b)	55,828
1,253	Global Indemnity Ltd., Class A (Cayman Islands)(c)	52,588
973	Great Southern Bancorp, Inc.	52,299
2,317	Green Bancorp, Inc.(c)	51,322
2,409	Greenlight Capital Re Ltd., Class A(c)	53,118
1,929	Guaranty Bancorp	54,880
4,467	Hallmark Financial Services, Inc.(c)	51,773
1,330	HCI Group, Inc.	49,822
2,381	Health Insurance Innovations, Inc., Class A(b)(c)	51,191
1,792	Heritage Financial Corp.	54,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,222	Home Bancorp, Inc.	$52,350
1,991	HomeStreet, Inc.(c)	57,839
2,002	HomeTrust Bancshares, Inc.(c)	52,553
1,826	Horizon Bancorp	50,252
2,361	Howard Bancorp, Inc.(c)	49,345
2,049	Independence Holding Co.	55,630
2,497	Independent Bank Corp./MI	56,183
561	Infinity Property & Casualty Corp.	52,930
2,210	Investar Holding Corp.(b)	51,272
2,429	Investment Technology Group, Inc.	57,009
296	Investors Title Co.	56,151
3,372	Kearny Financial Corp.	50,749
3,233	Kingstone Cos., Inc.	52,375
2,672	Lakeland Bancorp, Inc.	54,910
2,299	Live Oak Bancshares, Inc.	54,486
1,507	MainSource Financial Group, Inc.	56,799
2,034	Malvern Bancorp, Inc.(c)	54,918
2,803	Meridian Bancorp, Inc.	55,219
689	Meta Financial Group, Inc.	60,115
1,130	Middlefield Banc Corp.	51,472
1,622	Midland States Bancorp, Inc.	52,634
4,322	MidSouth Bancorp, Inc.(b)	56,618
2,065	MMA Capital Management LLC(c)	49,767
2,591	MTGE Investment Corp. REIT	46,897
5,092	MVC Capital, Inc.	54,484
1,536	National Bank Holdings Corp., Class A	50,412
1,290	National Commerce Corp.(c)	52,568
151	National Western Life Group, Inc., Class A	53,995
3,711	New Mountain Finance Corp.	52,140
8,280	New York Mortgage Trust, Inc. REIT(b)	49,928
4,490	NewStar Financial, Inc.	55,137
3,030	Newtek Business Services Corp.(b)	52,025
913	Nicolet Bankshares, Inc.(c)	51,986
4,323	NMI Holdings, Inc., Class A(c)	62,900
2,021	Northeast Bancorp	52,041
1,527	Northrim Bancorp, Inc.	49,628
1,661	Norwood Financial Corp.(b)	49,614
9,627	Oaktree Specialty Lending Corp.	55,933
5,821	Oaktree Strategic Income Corp.	52,156
1,954	OceanFirst Financial Corp.	54,224
16,115	Ocwen Financial Corp.(b)(c)	56,241
5,468	OFG Bancorp(b)	48,665
1,487	Ohio Valley Banc Corp.(b)	52,937
1,703	Old Point Financial Corp.(b)	55,143
3,061	Oppenheimer Holdings, Inc., Class A	66,577
2,453	Parke Bancorp, Inc.(b)	52,862
1,567	Peapack-Gladstone Financial Corp.	54,359
3,585	Pennantpark Floating Rate Capital Ltd.(b)	50,226
6,836	PennantPark Investment Corp.	51,065
2,922	PennyMac Financial Services, Inc., Class A(c)	55,518
2,982	PennyMac Mortgage Investment Trust REIT	47,891
1,477	Peoples Bancorp of North Carolina, Inc.(b)	50,351
1,573	Peoples Bancorp, Inc.	52,098
3,865	PHH Corp.(c)	51,057
910	Piper Jaffray Cos.	66,521
929	Preferred Bank	57,347

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,453	Premier Financial Bancorp, Inc.	$50,777
1,155	QCR Holdings, Inc.	55,151
3,170	Redwood Trust, Inc. REIT	49,801
2,154	Regional Management Corp.(c)	53,182
5,557	Republic First Bancorp, Inc.(b)(c)	51,402
4,978	Resource Capital Corp. REIT	51,074
6,211	Riverview Bancorp, Inc.	55,154
1,285	Sandy Spring Bancorp, Inc.	51,927
2,433	Saratoga Investment Corp.	54,670
2,214	Seacoast Banking Corp. of Florida(c)	54,885
4,331	Select Bancorp, Inc.(c)	50,543
3,156	Shore Bancshares, Inc.	51,948
2,165	SmartFinancial, Inc.(c)	50,856
2,475	Solar Capital Ltd.	52,495
3,076	Southern National Bancorp of Virginia, Inc.	50,231
1,886	State Bank Financial Corp.	54,524
3,751	Stellus Capital Investment Corp.	51,764
2,315	Sunshine Bancorp, Inc.(b)(c)	54,055
2,161	Sussex Bancorp(b)	55,322
3,234	Sutherland Asset Management Corp. REIT(b)	50,612
1,682	Timberland Bancorp, Inc.	50,981
2,563	TPG Specialty Lending, Inc.	52,388
1,387	TriCo Bancshares	57,450
3,944	TriplePoint Venture Growth BDC Corp.	55,098
2,297	TriState Capital Holdings, Inc.(c)	52,027
1,617	Triumph Bancorp, Inc.(c)	50,127
2,699	Two River Bancorp(b)	52,361
2,944	United Financial Bancorp, Inc.	53,905
5,382	United Security Bancshares	50,591
1,682	Univest Corp. of Pennsylvania	49,283
1,979	Veritex Holdings, Inc.(c)	52,166
2,707	Waterstone Financial, Inc.	51,974
4,763	Western Asset Mortgage Capital Corp. REIT	47,963
4,807	Western New England Bancorp, Inc.	50,714
3,576	WhiteHorse Finance, Inc.	51,208
623	World Acceptance Corp.(c)	54,513
1,682	Xenith Bankshares, Inc.(c)	53,790

		9,516,538

	Health Care—5.3%
3,204	Achaogen, Inc.(b)(c)	40,755
1,066	Almost Family, Inc.(c)	47,170
7,618	Arbutus Biopharma Corp. (Canada)(c)	43,042
8,320	Aurinia Pharmaceuticals, Inc. (Canada)(c)	48,922
3,224	Calithera Biosciences, Inc.(c)	51,906
27,615	Chelsea Therapeutics International Ltd.(c)(d)	2,209
4,675	China Cord Blood Corp. (Hong Kong)(c)	56,708
9,627	Conatus Pharmaceuticals, Inc.(b)(c)	44,188
1,206	Enanta Pharmaceuticals, Inc.(c)	59,902
1,786	Fonar Corp.(c)	56,973
11,764	Fortress Biotech, Inc.(b)(c)	43,997
3,464	Glycomimetics, Inc.(b)(c)	39,836
3,179	Invacare Corp.	49,275
6,995	Kindred Biosciences, Inc.(c)	52,113
788	LHC Group, Inc.(c)	52,646
4,008	Nuvectra Corp.(c)	56,152
15,301	PDL BioPharma, Inc.(c)	45,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,661	REGENXBIO, Inc.(c)	$49,747
11,177	RTI Surgical, Inc.(c)	50,297
5,224	Spectrum Pharmaceuticals, Inc.(c)	102,338
7,663	Tetraphase Pharmaceuticals, Inc.(c)	46,055
2,240	Triple-S Management Corp., Class B(c)	53,782
10,666	Verastem, Inc.(c)	40,744

		1,134,048

	Industrials—14.5%
2,243	Aegion Corp.(c)	52,239
964	Aerovironment, Inc.(c)	49,318
503	Alamo Group, Inc.	53,066
6,722	Ameresco, Inc., Class A(c)	51,759
1,675	ArcBest Corp.	54,605
2,242	Briggs & Stratton Corp.	56,498
1,812	CAI International, Inc.(c)	67,080
3,225	CBIZ, Inc.(c)	54,664
1,311	Chart Industries, Inc.(c)	57,028
2,447	China Yuchai International Ltd. (China)	54,568
18,428	Civeo Corp.(c)	38,515
1,415	Columbus McKinnon Corp.	55,977
1,955	Covenant Transportation Group, Inc., Class A(c)	58,063
1,321	CRA International, Inc.	55,825
12,919	Diana Shipping, Inc. (Greece)(b)(c)	52,193
1,660	Ducommun, Inc.(c)	54,730
1,175	Encore Wire Corp.	53,051
2,512	Federal Signal Corp.	53,631
2,737	FreightCar America, Inc.	51,237
4,417	Genco Shipping & Trading Ltd.(c)	53,048
10,387	General Finance Corp.(c)	56,090
6,324	Golden Ocean Group Ltd. (Norway)(b)(c)	51,857
8,864	Goldfield Corp. (The)(c)	50,968
11,055	Great Lakes Dredge & Dock Corp.(c)	56,380
1,104	Greenbrier Cos., Inc. (The)	57,629
3,487	Hardinge, Inc.	57,675
2,490	Heritage-Crystal Clean, Inc.(c)	48,680
1,322	Hurco Cos., Inc.	59,160
536	Kadant, Inc.	60,890
2,131	Kelly Services, Inc., Class A	56,067
4,041	Kratos Defense & Security Solutions, Inc.(c)	48,654
2,483	LB Foster Co., Class A(c)	61,827
5,977	Manitowoc Co., Inc. (The)(c)	56,901
2,708	Marten Transport Ltd.	53,212
24,600	Navios Maritime Partners LP (Monaco)(c)	51,660
5,779	NL Industries, Inc.(c)	75,127
1,834	NN, Inc.	54,195
2,862	Northwest Pipe Co.(c)	52,203
824	Preformed Line Products Co.	58,595
2,409	Quanex Building Products Corp.	52,878
10,450	Radiant Logistics, Inc.(c)	50,996
4,045	RPX Corp.(c)	52,666
18,042	Safe Bulkers, Inc. (Greece)(b)(c)	64,049
7,242	Scorpio Bulkers, Inc.(c)	57,936
5,357	Star Bulk Carriers Corp. (Greece)(b)(c)	57,856
3,440	Sterling Construction Co., Inc.(c)	61,404
9,907	Sunrun, Inc.(b)(c)	56,866
3,177	Textainer Group Holdings Ltd.(b)(c)	62,110

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
3,372	Titan Machinery, Inc.(c)	$50,209
1,928	TriMas Corp.(c)	51,188
2,859	Twin Disc, Inc.(c)	61,040
1,704	Vectrus, Inc.(c)	51,989
880	Viad Corp.	51,084
15,581	Vivint Solar, Inc.(b)(c)	58,429
957	VSE Corp.	46,989
18,903	Westport Fuel Systems, Inc. (Canada)(c)	65,404

		3,097,958

	Information Technology—8.9%
6,947	Adesto Technologies Corp.(c)	54,881
4,650	Amtech Systems, Inc.(c)	67,704
842	Applied Optoelectronics, Inc.(b)(c)	34,303
4,692	Asure Software, Inc.(b)(c)	52,926
2,081	Axcelis Technologies, Inc.(c)	68,465
6,049	AXT, Inc.(c)	56,256
2,035	Blucora, Inc.(c)	44,160
10,688	Camtek Ltd. (Israel)(c)	61,456
3,204	Canadian Solar, Inc. (Canada)(b)(c)	56,422
2,287	Cohu, Inc.	59,005
2,483	Comtech Telecommunications Corp.	53,409
1,858	Control4 Corp.(c)	54,718
1,873	Daqo New Energy Corp. ADR (China)(c)	70,612
3,883	Electro Scientific Industries, Inc.(c)	69,467
5,944	EMCORE Corp.(c)	49,038
570	ePlus, Inc.(c)	54,492
3,215	FormFactor, Inc.(c)	58,513
14,504	Glu Mobile, Inc.(c)	58,161
7,618	GSI Technology, Inc.(b)(c)	52,717
6,083	Intevac, Inc.(c)	51,097
2,651	KEMET Corp.(c)	68,104
2,459	Kimball Electronics, Inc.(c)	54,098
12,300	Kopin Corp.(c)	43,173
13,565	Limelight Networks, Inc.(c)	67,147
5,080	Net 1 UEPS Technologies, Inc. (South Africa)(c)	46,380
1,970	Nova Measuring Instruments Ltd. (Israel)(c)	61,582
2,116	Rudolph Technologies, Inc.(c)	58,719
1,233	ScanSource, Inc.(c)	52,957
2,430	Sierra Wireless, Inc. (Canada)(c)	54,554
2,070	Systemax, Inc.	59,099
1,858	Ultra Clean Holdings, Inc.(c)	47,416
2,584	Upland Software, Inc.(c)	56,771
1,396	Virtusa Corp.(c)	53,271
2,253	Vishay Precision Group, Inc.(c)	55,311

		1,906,384

	Materials—3.7%
7,262	Agrofresh Solutions, Inc.(c)	42,846
2,365	American Vanguard Corp.	53,212
2,871	Ampco-Pittsburgh Corp.	47,515
3,355	FutureFuel Corp.	50,929
12,016	Intrepid Potash, Inc.(b)(c)	48,304
6,720	LSB Industries, Inc.(b)(c)	50,736
1,331	Materion Corp.	68,347
4,740	Mercer International, Inc. (Canada)	69,678
2,598	Olympic Steel, Inc.	49,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
1,801	Schnitzer Steel Industries, Inc., Class A	$53,039
2,999	SunCoke Energy Partners LP(b)	53,982
5,896	SunCoke Energy, Inc.(c)	65,387
3,282	TimkenSteel Corp.(c)	45,948
2,617	Universal Stainless & Alloy Products, Inc.(c)	53,649
2,145	Westlake Chemical Partners LP	47,726

		800,348

	Real Estate—4.5%
4,740	Altisource Residential Corp. REIT	50,576
7,909	Ashford Hospitality Trust, Inc. REIT	55,600
2,429	Chatham Lodging Trust REIT	52,831
1,529	CorEnergy Infrastructure Trust, Inc. REIT	55,166
2,504	Easterly Government Properties, Inc. REIT	50,381
3,848	Gladstone Land Corp. REIT	50,909
2,768	Hersha Hospitality Trust REIT	48,966
5,047	Independence Realty Trust, Inc. REIT	51,227
2,321	InfraREIT, Inc. REIT	51,990
4,407	iStar, Inc. REIT(c)	51,562
2,512	Jernigan Capital, Inc. REIT(b)	51,546
4,458	Medequities Realty Trust, Inc. REIT	51,802
4,921	Nam Tai Property, Inc. (China)	59,544
2,125	National Storage Affiliates Trust REIT	52,679
4,082	NorthStar Realty Europe Corp. REIT	54,985
2,693	Preferred Apartment Communities, Inc., Class A REIT	53,456
2,727	Tier REIT, Inc. REIT	53,367
1,912	Transcontinental Realty Investors, Inc.(c)	56,748

		953,335

	Telecommunication Services—0.3%
5,103	Iridium Communications, Inc.(b)(c)	61,236

	Utilities—0.3%
3,525	8Point3 Energy Partners LP, Class A(b)	53,369

	Total Common Stocks and Other Equity Interests (Cost $18,813,958)	21,337,853

	Money Market Fund—0.3%
65,893	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $65,893)	65,893

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $18,879,851)—100.2%	21,403,746

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.3%
1,978,855	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $1,978,855)	$1,978,855

	Total Investments in Securities (Cost $20,858,706)—109.5%	23,382,601
	Other assets less liabilities—(9.5)%	(2,034,774)

	Net Assets—100.0%	$21,347,827

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Statements of Assets and Liabilities

October 31, 2017

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Assets:
Unaffiliated investments in securities, at value(a)	$508,136,784	$1,444,965,648	$23,132,725	$38,762,334
Affiliated investments in securities, at value	337,855	—	818,168	5,451,916
Cash	—	—	—	—
Receivables:
Shares sold	4,013,278	—	—	—
Expenses absorbed	—	—	6,716	—
Dividends	187,943	1,549,179	6,143	1,588
Investments sold	—	—	—	—
Foreign tax reclaims	—	—	—	—
Securities lending	—	—	4,683	22,673
Other assets	421	2,224	812	813

Total Assets	512,676,281	1,446,517,051	23,969,247	44,239,324

Liabilities:
Due to custodian	—	934,786	—	—
Payables:
Investments purchased	4,009,713	—	—	—
Collateral upon return of securities loaned	—	—	760,232	5,394,674
Shares repurchased	—	—	—	—
Expenses recaptured	—	—	—	—
Accrued advisory fees	206,922	612,495	—	2,154
Accrued trustees’ and officer’s fees	55,387	77,326	25,475	27,584
Accrued expenses	99,962	219,374	36,861	39,489

Total Liabilities	4,371,984	1,843,981	822,568	5,463,901

Net Assets	$508,304,297	$1,444,673,070	$23,146,679	$38,775,423

Net Assets Consist of:
Shares of beneficial interest	$586,041,810	$1,466,346,208	$27,601,419	$57,911,767
Undistributed net investment income	117,660	1,745,267	10,069	9,159
Undistributed net realized gain (loss)	(177,925,704)	(183,148,378)	(7,534,411)	(23,544,460)
Net unrealized appreciation	100,070,531	159,729,973	3,069,602	4,398,957

Net Assets	$508,304,297	$1,444,673,070	$23,146,679	$38,775,423

Shares outstanding (unlimited amount authorized, $0.01 par value)	12,600,000	38,000,000	550,000	1,250,000
Net asset value	$40.34	$38.02	$42.08	$31.02

Market price	$40.37	$38.03	$42.17	$31.03

Unaffiliated investments in securities, at cost	$408,066,253	$1,285,235,675	$20,063,572	$34,363,377

Affiliated investments in securities, at cost	$337,855	$—	$817,719	$5,451,916

(a) Includes securities on loan with an aggregate value of	$—	$—	$726,392	$5,276,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares Russell 2000 Pure Value Portfolio (PXSV)	PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	PowerShares Russell Midcap Pure Value Portfolio (PXMV)	PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$75,760,986	$25,244,244	$80,397,547	$55,061,992	$53,354,043	$185,788,964	$96,410,971	$21,337,853
10,707,824	876,032	3,513,461	849,851	27,486	2,130,483	39,406	2,044,748
—	—	—	—	—	—	—	2,601

—	—	—	—	—	—	17,027,300	—
—	4,734	—	—	—	—	—	—
49,163	10,739	5,928	29,228	48,661	107,493	90,138	6,789
—	—	—	—	—	2,205,132	—	—
—	—	—	—	872	—	—	—
22,025	738	1,393	246	—	877	—	10,658
813	38	1,196	813	813	812	802	984

86,540,811	26,136,525	83,919,525	55,942,130	53,431,875	190,233,761	113,568,617	23,403,633

13	—	—	—	—	—	232	—

—	—	—	—	—	—	17,022,225	—
10,227,866	795,087	3,426,243	788,197	—	2,009,000	—	1,978,855
—	—	—	—	—	2,205,416	—	—
—	—	—	—	—	2,246	—	—
13,495	—	15,052	7,675	921	45,688	15,479	963
30,683	26,263	37,931	28,691	27,194	22,908	19,573	29,456
51,248	45,270	46,723	44,191	38,067	59,362	50,076	46,532

10,323,305	866,620	3,525,949	868,754	66,182	4,344,620	17,107,585	2,055,806

$76,217,506	$25,269,905	$80,393,576	$55,073,376	$53,365,693	$185,889,141	$96,461,032	$21,347,827

$97,363,637	$30,271,859	$174,368,490	$82,610,125	$53,495,527	$151,588,601	$87,733,454	$60,391,249
298,334	14,409	(14,589)	128,236	63,979	133,397	86,843	36,571
(25,482,016)	(7,826,355)	(109,165,536)	(28,797,070)	(5,626,635)	(3,521,995)	1,425,307	(41,603,888)
4,037,551	2,809,992	15,205,211	1,132,085	5,432,822	37,689,138	7,215,428	2,523,895

$76,217,506	$25,269,905	$80,393,576	$55,073,376	$53,365,693	$185,889,141	$96,461,032	$21,347,827

2,550,000	550,000	2,000,000	1,800,000	1,050,000	4,200,000	2,550,000	1,100,000
$29.89	$45.95	$40.20	$30.60	$50.82	$44.26	$37.83	$19.41

$29.91	$45.94	$40.19	$30.61	$50.88	$44.24	$37.85	$19.36

$71,770,554	$22,433,269	$65,192,336	$53,929,907	$47,921,221	$148,099,826	$89,195,543	$18,813,958

$10,660,705	$877,015	$3,513,461	$849,851	$27,486	$2,130,483	$39,406	$2,044,748

$10,055,543	$780,145	$3,393,932	$783,157	$—	$1,962,916	$—	$1,948,768

61

Statements of Operations

For the six months ended October 31, 2017

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Investment Income:
Unaffiliated dividend income	$3,132,165	$16,023,201	$125,138	$55,765
Affiliated dividend income	1,545	3,893	547	216
Securities lending income	—	—	22,682	88,829
Foreign withholding tax	(12,039)	—	(44)	—

Total Income	3,121,671	16,027,094	148,323	144,810

Expenses:
Advisory fees	1,167,874	3,346,020	27,816	53,377
Sub-licensing fees	70,071	200,757	2,657	4,196
Accounting & administration fees	40,464	105,997	18,661	18,661
Trustees’ and officer’s fees	25,846	39,950	12,678	13,463
Professional fees	15,358	18,759	12,919	13,149
Custodian & transfer agent fees	4,149	20,593	15,150	6,351
Recapture (Note 3)	—	—	—	—
Other expenses	22,414	36,627	7,461	8,308

Total Expenses	1,346,176	3,768,703	97,342	117,505

Less: Waivers	(329)	(876)	(69,589)	(45,770)

Net Expenses	1,345,847	3,767,827	27,753	71,735

Net Investment Income	1,775,824	12,259,267	120,570	73,075

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(5,067,619)	(18,519,694)	(661,324)	(1,448,280)
In-kind redemptions	26,792,193	68,457,489	937,594	4,064,019
Foreign currencies	—	—	—	—

Net realized gain (loss)	21,724,574	49,937,795	276,270	2,615,739

Change in net unrealized appreciation (depreciation) on:
Investment securities	44,780,927	51,715,884	1,007,652	570,817
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	44,780,927	51,715,884	1,007,652	570,817

Net realized and unrealized gain (loss)	66,505,501	101,653,679	1,283,922	3,186,556

Net increase (decrease) in net assets resulting from operations	$68,281,325	$113,912,946	$1,404,492	$3,259,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares Russell 2000 Pure Value Portfolio (PXSV)	PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	PowerShares Russell Midcap Pure Value Portfolio (PXMV)	PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$911,681	$206,631	$174,048	$719,264	$445,001	$1,082,111	$922,239	$198,869
25,903	549	391	395	251	534	337	299
109,195	6,447	13,318	7,141	—	9,321	—	62,907
(737)	(188)	—	(1,325)	(512)	—	(1,120)	(123)

1,046,042	213,439	187,757	725,475	444,740	1,091,966	921,456	261,952

114,423	33,021	112,440	86,389	58,840	256,862	107,794	59,282
8,716	2,311	7,871	7,058	4,813	22,332	12,190	11,856
18,661	18,661	18,661	18,661	18,661	18,661	18,661	18,661
14,873	12,975	16,957	14,088	13,363	13,108	11,334	13,957
13,112	12,890	13,134	13,013	12,938	13,617	13,113	13,980
8,443	5,916	2,418	3,586	2,938	2,458	3,060	7,977
—	—	—	—	—	8,975	—	—
10,408	7,923	9,572	9,552	8,098	9,423	8,101	8,434

188,636	93,697	181,053	152,347	119,651	345,436	174,253	134,147

(34,860)	(60,742)	(29,938)	(36,258)	(60,862)	(114)	(29,359)	(51,217)

153,776	32,955	151,115	116,089	58,789	345,322	144,894	82,930

892,266	180,484	36,642	609,386	385,951	746,644	776,562	179,022

(4,901,996)	(222,927)	(1,729,024)	(4,957,806)	(464,030)	(2,537,275)	(1,105,790)	(1,170,995)
9,515,200	530,139	8,249,068	4,529,704	3,817,801	10,199,672	5,612,831	2,531,126
(13)	—	—	—	—	—	—	—

4,613,191	307,212	6,520,044	(428,102)	3,353,771	7,662,397	4,507,041	1,360,131

(3,035,237)	992,864	4,637,372	(203,718)	697,836	17,007,032	136,398	(113,468)
27	—	—	—	—	—	—	—

(3,035,210)	992,864	4,637,372	(203,718)	697,836	17,007,032	136,398	(113,468)

1,577,981	1,300,076	11,157,416	(631,820)	4,051,607	24,669,429	4,643,439	1,246,663

$2,470,247	$1,480,560	$11,194,058	$(22,434)	$4,437,558	$25,416,073	$5,420,001	$1,425,685

63

Statements of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$1,775,824	$3,144,641	$12,259,267	$22,134,979
Net realized gain (loss)	21,724,574	34,454,292	49,937,795	112,075,768
Net change in unrealized appreciation (depreciation)	44,780,927	19,256,044	51,715,884	59,582,637

Net increase in net assets resulting from operations	68,281,325	56,854,977	113,912,946	193,793,384

Distributions to Shareholders from:
Net investment income	(1,988,435)	(3,353,714)	(13,458,814)	(22,676,158)

Shareholder Transactions:
Proceeds from shares sold	194,052,701	372,304,835	519,357,559	1,311,062,395
Value of shares repurchased	(193,093,879)	(428,505,381)	(432,111,298)	(1,200,505,766)

Net increase (decrease) in net assets resulting from shares transactions	958,822	(56,200,546)	87,246,261	110,556,629

Increase (Decrease) in Net Assets	67,251,712	(2,699,283)	187,700,393	281,673,855

Net Assets:
Beginning of period	441,052,585	443,751,868	1,256,972,677	975,298,822

End of period	$508,304,297	$441,052,585	$1,444,673,070	$1,256,972,677

Undistributed net investment income at end of period	$117,660	$330,271	$1,745,267	$2,944,814

Changes in Shares Outstanding:
Shares sold	5,250,000	11,450,000	14,450,000	39,700,000
Shares repurchased	(5,250,000)	(13,250,000)	(12,100,000)	(36,550,000)
Shares outstanding, beginning of period	12,600,000	14,400,000	35,650,000	32,500,000

Shares outstanding, end of period	12,600,000	12,600,000	38,000,000	35,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)		PowerShares Russell 2000 Pure Growth Portfolio (PXSG)		PowerShares Russell 2000 Pure Value Portfolio (PXSV)		PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$120,570	$148,722	$73,075	$82,543	$892,266	$1,375,602	$180,484	$326,979
276,270	216,912	2,615,739	(1,064,974)	4,613,191	(267,479)	307,212	(720,435)
1,007,652	2,570,917	570,817	6,816,011	(3,035,210)	12,294,828	992,864	3,633,321

1,404,492	2,936,551	3,259,631	5,833,580	2,470,247	13,402,951	1,480,560	3,239,865

(115,500)	(170,196)	(83,441)	(78,015)	(692,199)	(1,722,034)	(187,140)	(354,780)

1,970,073	7,821,834	13,415,610	11,461,400	31,417,370	48,264,771	—	—
(1,989,815)	(1,786,067)	(12,011,668)	(9,740,909)	(40,393,033)	(36,198,182)	(2,265,934)	—

(19,742)	6,035,767	1,403,942	1,720,491	(8,975,663)	12,066,589	(2,265,934)	—

1,269,250	8,802,122	4,580,132	7,476,056	(7,197,615)	23,747,506	(972,514)	2,885,085

21,877,429	13,075,307	34,195,291	26,719,235	83,415,121	59,667,615	26,242,419	23,357,334

$23,146,679	$21,877,429	$38,775,423	$34,195,291	$76,217,506	$83,415,121	$25,269,905	$26,242,419

$10,069	$4,999	$9,159	$19,525	$298,334	$98,267	$14,409	$21,065

50,000	200,000	450,000	450,000	1,100,000	1,800,000	—	—
(50,000)	(50,000)	(400,000)	(400,000)	(1,400,000)	(1,450,000)	(50,000)	—
550,000	400,000	1,200,000	1,150,000	2,850,000	2,500,000	600,000	600,000

550,000	550,000	1,250,000	1,200,000	2,550,000	2,850,000	550,000	600,000

65

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)		PowerShares Russell Midcap Pure Value Portfolio (PXMV)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$36,642	$189,458	$609,386	$1,288,663
Net realized gain (loss)	6,520,044	(6,659,735)	(428,102)	2,170,837
Net change in unrealized appreciation (depreciation)	4,637,372	17,543,731	(203,718)	2,742,235

Net increase (decrease) in net assets resulting from operations	11,194,058	11,073,454	(22,434)	6,201,735

Distributions to Shareholders from:
Net investment income	(96,720)	(160,836)	(772,730)	(1,190,811)

Shareholder Transactions:
Proceeds from shares sold	25,828,852	12,023,198	18,033,951	49,978,805
Value of shares repurchased	(24,499,716)	(21,983,708)	(30,368,721)	(37,150,015)

Net increase (decrease) in net assets resulting from shares transactions	1,329,136	(9,960,510)	(12,334,770)	12,828,790

Increase (Decrease) in Net Assets	12,426,474	952,108	(13,129,934)	17,839,714

Net Assets:
Beginning of period	67,967,102	67,014,994	68,203,310	50,363,596

End of period	$80,393,576	$67,967,102	$55,073,376	$68,203,310

Undistributed net investment income at end of period	$(14,589)	$45,489	$128,236	$291,580

Changes in Shares Outstanding:
Shares sold	700,000	400,000	600,000	1,650,000
Shares repurchased	(650,000)	(750,000)	(1,000,000)	(1,300,000)
Shares outstanding, beginning of period	1,950,000	2,300,000	2,200,000	1,850,000

Shares outstanding, end of period	2,000,000	1,950,000	1,800,000	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)		PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)		PowerShares Russell Top 200 Pure Value Portfolio (PXLV)		PowerShares Zacks Micro Cap Portfolio (PZI)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$385,951	$573,319	$746,644	$1,197,786	$776,562	$1,537,749	$179,022	$911,550
3,353,771	503,020	7,662,397	(1,211,183)	4,507,041	6,160,384	1,360,131	2,938,880
697,836	4,764,560	17,007,032	21,973,094	136,398	5,632,709	(113,468)	1,096,744

4,437,558	5,840,899	25,416,073	21,959,697	5,420,001	13,330,842	1,425,685	4,947,174

(391,451)	(585,203)	(755,913)	(1,357,534)	(824,524)	(1,576,335)	(198,874)	(1,069,483)

22,149,507	6,718,231	53,954,102	37,553,154	47,563,066	46,557,912	9,347,024	19,783,952
(12,533,352)	(6,075,183)	(38,980,745)	(63,314,455)	(30,467,941)	(51,570,518)	(13,213,372)	(20,698,564)

9,616,155	643,048	14,973,357	(25,761,301)	17,095,125	(5,012,606)	(3,866,348)	(914,612)

13,662,262	5,898,744	39,633,517	(5,159,138)	21,690,602	6,741,901	(2,639,537)	2,963,079

39,703,431	33,804,687	146,255,624	151,414,762	74,770,430	68,028,529	23,987,364	21,024,285

$53,365,693	$39,703,431	$185,889,141	$146,255,624	$96,461,032	$74,770,430	$21,347,827	$23,987,364

$63,979	$69,479	$133,397	$142,666	$86,843	$134,805	$36,571	$56,423

450,000	150,000	1,350,000	1,100,000	1,300,000	1,400,000	500,000	1,100,000
(250,000)	(150,000)	(950,000)	(1,900,000)	(850,000)	(1,600,000)	(700,000)	(1,150,000)
850,000	850,000	3,800,000	4,600,000	2,100,000	2,300,000	1,300,000	1,350,000

1,050,000	850,000	4,200,000	3,800,000	2,550,000	2,100,000	1,100,000	1,300,000

67

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$35.00		$30.82	$30.19	$25.62	$21.29	$18.73
Net investment income(a)	0.14		0.24	0.19	0.18	0.10	0.21
Net realized and unrealized gain on investments	5.36		4.19	0.62	4.56	4.34	2.55
Total from investment operations	5.50		4.43	0.81	4.74	4.44	2.76
Distributions to shareholders from:
Net investment income	(0.16)		(0.25)	(0.18)	(0.17)	(0.11)	(0.20)
Net asset value at end of period	$40.34		$35.00	$30.82	$30.19	$25.62	$21.29
Market price at end of period(b)	$40.37		$35.02	$30.81	$30.17	$25.62	$21.28
Net Asset Value Total Return(c)	15.76%		14.46%	2.70%	18.52%	20.91%	14.91%
Market Price Total Return(c)	15.78%		14.57%	2.73%	18.44%	20.96%	14.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$508,304		$441,053	$443,752	$327,579	$285,675	$212,897
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.57%	0.57%	0.58%	0.58%	0.59%
Expenses, prior to Waivers	0.58	%(d)	0.57%	0.57%	0.58%	0.58%	0.59%
Net investment income, after Waivers	0.76	%(d)	0.74%	0.64%	0.63%	0.43%	1.08%
Portfolio turnover rate(e)	51%		116%	97%	143%	123%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$35.26		$30.01	$31.43	$29.51	$25.21	$20.73
Net investment income(a)	0.34		0.67	0.73	0.64	0.55	0.52
Net realized and unrealized gain (loss) on investments	2.79		5.28	(1.43)	1.88	4.30	4.48
Total from investment operations	3.13		5.95	(0.70)	2.52	4.85	5.00
Distributions to shareholders from:
Net investment income	(0.37)		(0.70)	(0.72)	(0.60)	(0.55)	(0.52)
Net asset value at end of period	$38.02		$35.26	$30.01	$31.43	$29.51	$25.21
Market price at end of period(b)	$38.03		$35.27	$30.00	$31.42	$29.49	$25.22
Net Asset Value Total Return(c)	8.94%		20.06%	(2.17)%	8.56%	19.48%	24.55%
Market Price Total Return(c)	8.94%		20.14%	(2.18)%	8.60%	19.35%	24.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,444,673		$1,256,973	$975,299	$1,087,343	$801,088	$574,825
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.56%	0.57%	0.57%	0.57%	0.59%
Expenses, prior to Waivers	0.56	%(d)	0.56%	0.57%	0.57%	0.57%	0.59%
Net investment income, after Waivers	1.83	%(d)	2.04%	2.44%	2.10%	2.04%	2.36%
Portfolio turnover rate(e)	39%		118%	98%	82%	103%	58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights (continued)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$39.78		$32.69	$35.89		$32.85		$27.80	$24.21
Net investment income(a)	0.22		0.36	0.31		0.41		0.33	0.46
Net realized and unrealized gain (loss) on investments	2.29		7.19	(3.17)		3.03		5.12	3.60
Total from investment operations	2.51		7.55	(2.86)		3.44		5.45	4.06
Distributions to shareholders from:
Net investment income	(0.21)		(0.46)	(0.34)		(0.40)		(0.40)	(0.47)
Net asset value at end of period	$42.08		$39.78	$32.69		$35.89		$32.85	$27.80
Market price at end of period(b)	$42.17		$39.77	$32.71		$35.90		$32.84	$27.76
Net Asset Value Total Return(c)	6.34%		23.21%	(8.00)%		10.53%		19.76%	17.05%
Market Price Total Return(c)	6.59%		23.11%	(7.97)%		10.59%		19.90%	17.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,147		$21,877	$13,075		$16,153		$14,784	$15,290
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.26	%(e)	0.39	%(e)	0.39%	0.39%
Expenses, prior to Waivers	0.87	%(d)	1.00%	1.17	%(e)	0.98	%(e)	0.94%	1.22%
Net investment income, after Waivers	1.08	%(d)	0.98%	0.94%		1.20%		1.06%	1.88%
Portfolio turnover rate(f)	26%		47%	143%		7%		50%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights (continued)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$28.50		$23.23	$25.22		$23.90		$19.74		$17.66
Net investment income(a)	0.06		0.07	0.06		0.25		0.20		0.13
Net realized and unrealized gain (loss) on investments	2.53		5.27	(1.93)		1.39		4.17		2.08
Total from investment operations	2.59		5.34	(1.87)		1.64		4.37		2.21
Distributions to shareholders from:
Net investment income	(0.07)		(0.07)	(0.12)		(0.32)		(0.21)		(0.13)
Net asset value at end of period	$31.02		$28.50	$23.23		$25.22		$23.90		$19.74
Market price at end of period(b)	$31.03		$28.49	$23.26		$25.21		$23.89		$19.72
Net Asset Value Total Return(c)	9.09%		23.02%	(7.47)%		6.92%		22.31%		12.63%
Market Price Total Return(c)	9.17%		22.82%	(7.31)%		6.92%		22.38%		12.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,775		$34,195	$26,719		$32,791		$29,872		$26,646
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39	%(e)	0.39	%(e)	0.39	%(e)
Expenses, prior to Waivers	0.64	%(d)	0.65%	0.67	%(e)	0.69	%(e)	0.70	%(e)	0.92	%(e)
Net investment income, after Waivers	0.40	%(d)	0.29%	0.27%		1.02%		0.90%		0.72%
Portfolio turnover rate(f)	46%		55%	144%		6%		39%		39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights (continued)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.27		$23.87	$25.75	$24.67	$19.63	$16.35
Net investment income(a)	0.33		0.52	0.63	0.42	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.55		5.55	(1.91)	1.03	5.03	3.31
Total from investment operations	0.88		6.07	(1.28)	1.45	5.33	3.63
Distributions to shareholders from:
Net investment income	(0.26)		(0.67)	(0.60)	(0.37)	(0.29)	(0.35)
Net asset value at end of period	$29.89		$29.27	$23.87	$25.75	$24.67	$19.63
Market price at end of period(b)	$29.91		$29.26	$23.88	$25.75	$24.68	$19.61
Net Asset Value Total Return(c)	3.03%		25.64%	(4.93)%	5.91%	27.29%	22.56%
Market Price Total Return(c)	3.13%		25.54%	(4.90)%	5.87%	27.47%	22.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,218		$83,415	$59,668	$72,093	$65,376	$48,084
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.48	%(d)	0.46%	0.50%	0.55%	0.54%	0.70%
Net investment income, after Waivers	2.26	%(d)	1.90%	2.67%	1.65%	1.31%	1.87%
Portfolio turnover rate(e)	50%		50%	137%	5%	43%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$43.74		$38.93	$40.34	$36.31	$30.41	$26.60
Net investment income(a)	0.30		0.54	0.56	0.50	0.40	0.43
Net realized and unrealized gain (loss) on investments	2.22		4.86	(1.41)	4.03	5.90	3.80
Total from investment operations	2.52		5.40	(0.85)	4.53	6.30	4.23
Distributions to shareholders from:
Net investment income	(0.31)		(0.59)	(0.56)	(0.50)	(0.40)	(0.42)
Net asset value at end of period	$45.95		$43.74	$38.93	$40.34	$36.31	$30.41
Market price at end of period(b)	$45.94		$43.74	$38.89	$40.35	$36.25	$30.39
Net Asset Value Total Return(c)	5.79%		14.00%	(2.02)%	12.52%	20.85%	16.16%
Market Price Total Return(c)	5.77%		14.11%	(2.14)%	12.73%	20.73%	16.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,270		$26,242	$23,357	$34,292	$30,867	$19,768
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.26%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.71	%(d)	0.68%	0.69%	0.66%	0.69%	1.00%
Net investment income, after Waivers	1.37	%(d)	1.32%	1.50%	1.31%	1.19%	1.58%
Portfolio turnover rate(e)	18%		36%	135%	5%	50%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights (continued)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$34.85		$29.14	$31.95	$30.02	$26.06	$22.65
Net investment income(a)	0.02		0.09	0.07	0.47	0.33	0.26
Net realized and unrealized gain (loss) on investments	5.38		5.70	(2.72)	1.92	4.01	3.38
Total from investment operations	5.40		5.79	(2.65)	2.39	4.34	3.64
Distributions to shareholders from:
Net investment income	(0.05)		(0.08)	(0.16)	(0.46)	(0.38)	(0.23)
Net asset value at end of period	$40.20		$34.85	$29.14	$31.95	$30.02	$26.06
Market price at end of period(b)	$40.19		$34.85	$29.12	$31.95	$29.99	$26.04
Net Asset Value Total Return(c)	15.51%		19.89%	(8.34)%	7.98%	16.80%	16.23%
Market Price Total Return(c)	15.48%		19.98%	(8.40)%	8.09%	16.77%	16.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,394		$67,967	$67,015	$87,870	$91,555	$82,101
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.47	%(d)	0.46%	0.44%	0.46%	0.45%	0.54%
Net investment income, after Waivers	0.09	%(d)	0.30%	0.25%	1.51%	1.19%	1.14%
Portfolio turnover rate(e)	28%		49%	147%	3%	33%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$31.00		$27.22	$27.55		$25.88		$20.98	$17.06
Net investment income(a)	0.31		0.68	0.68		0.43		0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.32)		3.80	(0.37)		1.63		4.87	3.94
Total from investment operations	(0.01)		4.48	0.31		2.06		5.24	4.31
Distributions to shareholders from:
Net investment income	(0.39)		(0.70)	(0.64)		(0.39)		(0.34)	(0.39)
Net asset value at end of period	$30.60		$31.00	$27.22		$27.55		$25.88	$20.98
Market price at end of period(b)	$30.61		$31.00	$27.21		$27.53		$25.87	$20.98
Net Asset Value Total Return(c)	(0.03)%		16.60%	1.35%		7.98%		25.19%	25.74%
Market Price Total Return(c)	0.00%		16.64%	1.39%		7.94%		25.14%	25.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$55,073		$68,203	$50,364		$52,338		$42,709	$28,321
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39	%(e)	0.39%	0.39%
Expenses, prior to Waivers	0.51	%(d)	0.49%	0.54	%(e)	0.56	%(e)	0.62%	0.82%
Net investment income, after Waivers	2.05	%(d)	2.28%	2.62%		1.58%		1.56%	2.08%
Portfolio turnover rate(f)	47%		39%	131%		4%		33%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$46.71		$39.77	$40.24	$37.06	$30.97	$26.66
Net investment income(a)	0.40		0.74	0.78	0.75	0.63	0.65
Net realized and unrealized gain (loss) on investments	4.12		6.95	(0.48)	3.14	6.03	4.35
Total from investment operations	4.52		7.69	0.30	3.89	6.66	5.00
Distributions to shareholders from:
Net investment income	(0.41)		(0.75)	(0.77)	(0.71)	(0.57)	(0.69)
Net asset value at end of period	$50.82		$46.71	$39.77	$40.24	$37.06	$30.97
Market price at end of period(b)	$50.88		$46.75	$39.73	$40.21	$37.08	$30.98
Net Asset Value Total Return(c)	9.73%		19.58%	0.81%	10.52%	21.69%	19.10%
Market Price Total Return(c)	9.76%		19.80%	0.78%	10.38%	21.72%	19.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,366		$39,703	$33,805	$42,249	$40,770	$27,874
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.26%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.51	%(d)	0.54%	0.54%	0.57%	0.60%	0.80%
Net investment income, after Waivers	1.64	%(d)	1.74%	1.99%	1.92%	1.85%	2.38%
Portfolio turnover rate(e)	29%		27%	101%	3%	38%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$38.49		$32.92	$33.84	$29.53	$25.10	$22.20
Net investment income(a)	0.17		0.29	0.28	0.55	0.50	0.39
Net realized and unrealized gain (loss) on investments	5.78		5.61	(0.91)	4.29	4.57	2.87
Total from investment operations	5.95		5.90	(0.63)	4.84	5.07	3.26
Distributions to shareholders from:
Net investment income	(0.18)		(0.33)	(0.29)	(0.53)	(0.62)	(0.36)
Net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.18)		(0.33)	(0.29)	(0.53)	(0.64)	(0.36)
Net asset value at end of period	$44.26		$38.49	$32.92	$33.84	$29.53	$25.10
Market price at end of period(b)	$44.24		$38.50	$32.92	$33.82	$29.52	$25.08
Net Asset Value Total Return(c)	15.49%		18.06%	(1.89)%	16.49%	20.54%	14.87%
Market Price Total Return(c)	15.40%		18.09%	(1.83)%	16.46%	20.59%	14.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$185,889		$146,256	$151,415	$145,502	$106,322	$82,816
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39%	0.43%	0.45%	0.79%
Net investment income, after Waivers	0.84	%(d)	0.84%	0.85%	1.73%	1.84%	1.63%
Portfolio turnover rate(e)	21%		30%	105%	2%	22%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$35.60		$29.58	$30.63	$29.40	$25.16	$20.37
Net investment income(a)	0.38		0.73	0.80	0.72	0.63	0.52
Net realized and unrealized gain (loss) on investments	2.25		6.13	(1.09)	1.16	4.17	4.77
Total from investment operations	2.63		6.86	(0.29)	1.88	4.80	5.29
Distributions to shareholders from:
Net investment income	(0.40)		(0.84)	(0.76)	(0.65)	(0.54)	(0.50)
Net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.40)		(0.84)	(0.76)	(0.65)	(0.56)	(0.50)
Net asset value at end of period	$37.83		$35.60	$29.58	$30.63	$29.40	$25.16
Market price at end of period(b)	$37.85		$35.63	$29.55	$30.62	$29.39	$25.16
Net Asset Value Total Return(c)	7.41%		23.47%	(0.84)%	6.41%	19.27%	26.41%
Market Price Total Return(c)	7.40%		23.69%	(0.92)%	6.41%	19.23%	26.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$96,461		$74,770	$68,029	$41,348	$14,701	$7,549
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.47	%(d)	0.46%	0.55%	0.62%	1.05%	2.10%
Net investment income, after Waivers	2.09	%(d)	2.23%	2.78%	2.37%	2.32%	2.43%
Portfolio turnover rate(e)	28%		28%	77%	2%	23%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017		2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$18.45		$15.57		$16.07	$16.26	$13.57	$11.34
Net investment income(a)	0.14		0.67	(b)	0.21	0.21	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.97		3.00		(0.52)	(0.09)	2.65	2.25
Total from investment operations	1.11		3.67		(0.31)	0.12	2.85	2.45
Distributions to shareholders from:
Net investment income	(0.15)		(0.79)		(0.19)	(0.31)	(0.16)	(0.22)
Net asset value at end of period	$19.41		$18.45		$15.57	$16.07	$16.26	$13.57
Market price at end of period(c)	$19.36		$18.44		$15.57	$16.05	$16.25	$13.54
Net Asset Value Total Return(d)	6.09%		23.87%		(1.94)%	0.71%	21.06%	21.95%
Market Price Total Return(d)	5.87%		23.81%		(1.82)%	0.64%	21.25%	21.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,348		$23,987		$21,024	$28,920	$61,782	$42,055
Ratio to average net assets of:
Expenses, after Waivers(e)	0.70	%(f)	0.70%		0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers(e)	1.13	%(f)	1.04%		1.00%	0.90%	0.79%	0.98%
Net investment income, after Waivers	1.15	%(f)	3.89	%(b)	1.37%	1.28%	1.29%	1.72%
Portfolio turnover rate(g)	62%		141%		134%	115%	123%	96%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.25 and 1.45%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	“Dynamic Large Cap Growth Portfolio”
PowerShares Dynamic Large Cap Value Portfolio (PWV)	“Dynamic Large Cap Value Portfolio”
PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	“Russell 2000 Equal Weight Portfolio”
PowerShares Russell 2000 Pure Growth Portfolio (PXSG)	“Russell 2000 Pure Growth Portfolio”
PowerShares Russell 2000 Pure Value Portfolio (PXSV)	“Russell 2000 Pure Value Portfolio”
PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	“Russell Midcap Equal Weight Portfolio”
PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	“Russell Midcap Pure Growth Portfolio”
PowerShares Russell Midcap Pure Value Portfolio (PXMV)	“Russell Midcap Pure Value Portfolio”
PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	“Russell Top 200 Equal Weight Portfolio”
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	“Russell Top 200 Pure Growth Portfolio”
PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	“Russell Top 200 Pure Value Portfolio”
PowerShares Zacks Micro Cap Portfolio (PZI)	“Zacks Micro Cap Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
Russell 2000 Equal Weight Portfolio	Russell 2000® Equal Weight Index
Russell 2000 Pure Growth Portfolio	Russell 2000® Pure Growth Index
Russell 2000 Pure Value Portfolio	Russell 2000® Pure Value Index
Russell Midcap Equal Weight Portfolio	Russell Midcap® Equal Weight Index
Russell Midcap Pure Growth Portfolio	Russell Midcap® Pure Growth Index
Russell Midcap Pure Value Portfolio	Russell Midcap® Pure Value Index
Russell Top 200 Equal Weight Portfolio	Russell Top 200® Equal Weight Index
Russell Top 200 Pure Growth Portfolio	Russell Top 200® Pure Growth Index
Russell Top 200 Pure Value Portfolio	Russell Top 200® Pure Value Index
Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

77

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Russell Top 200 Pure Growth Portfolio and Russell Top 200 Pure Value Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. For Russell 2000 Equal Weight Portfolio, Russell 2000 Pure Growth Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Equal Weight Portfolio, Russell Midcap Pure Growth Portfolio and Russell Midcap Pure Value Portfolio, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. For Dynamic Large Cap Growth Portfolio, Russell 2000 Pure Growth Portfolio, Russell Midcap Pure Growth Portfolio and Russell Top 200 Pure Growth Portfolio, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Micro Capitalization Company Risk. Zacks Micro Cap Portfolio’s investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

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Value Risk. For Dynamic Large Cap Value Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Pure Value Portfolio and Russell Top 200 Pure Value Portfolio, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses,

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fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2017, Russell 2000 Equal Weight Portfolio, Russell 2000 Pure Growth Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Equal Weight Portfolio, Russell Midcap Pure Growth Portfolio, Russell Midcap Pure Value Portfolio, Russell Top 200 Pure Growth Portfolio and Zacks Micro Cap Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio, Russell Top 200 Equal Weight Portfolio and Zacks Micro Cap Portfolio) accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio and Russell Top 200 Equal Weight Portfolio accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes,

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acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio, Russell Top 200 Equal Weight Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2018. The Expense Cap for each of Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio and Russell Top 200 Equal Weight Portfolio is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2018. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2018, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2018. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Russell Top 200 Pure Growth Portfolio.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2017, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth Portfolio	$329
Dynamic Large Cap Value Portfolio	876
Russell 2000 Equal Weight Portfolio	69,589
Russell 2000 Pure Growth Portfolio	45,770
Russell 2000 Pure Value Portfolio	34,860
Russell Midcap Equal Weight Portfolio	60,742
Russell Midcap Pure Growth Portfolio	29,938
Russell Midcap Pure Value Portfolio	36,258
Russell Top 200 Equal Weight Portfolio	60,862
Russell Top 200 Pure Growth Portfolio	114
Russell Top 200 Pure Value Portfolio	29,359
Zacks Micro Cap Portfolio	51,217

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2017 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring

		4/30/18	4/30/19	4/30/20	10/31/20
Russell 2000 Equal Weight Portfolio	$350,184	$44,054	$122,351	$114,255	$69,524
Russell 2000 Pure Growth Portfolio	251,801	46,077	85,694	74,308	45,722
Russell 2000 Pure Value Portfolio	206,751	54,460	68,966	48,568	34,757
Russell Midcap Equal Weight Portfolio	327,539	39,433	121,137	106,293	60,676
Russell Midcap Pure Growth Portfolio	151,000	33,285	42,984	44,889	29,842
Russell Midcap Pure Value Portfolio	201,404	43,685	67,330	54,220	36,169
Russell Top 200 Equal Weight Portfolio	301,558	39,556	104,089	97,104	60,809
Russell Top 200 Pure Growth Portfolio	21,066	21,066	—	—	—
Russell Top 200 Pure Value Portfolio	186,217	43,993	67,669	45,267	29,288
Zacks Micro Cap Portfolio	250,689	44,254	76,103	79,180	51,152

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Large Cap Growth Portfolio	ICE Data Indices, LLC
Dynamic Large Cap Value Portfolio	ICE Data Indices, LLC
Russell 2000 Equal Weight Portfolio	Frank Russell Company
Russell 2000 Pure Growth Portfolio	Frank Russell Company
Russell 2000 Pure Value Portfolio	Frank Russell Company
Russell Midcap Equal Weight Portfolio	Frank Russell Company
Russell Midcap Pure Growth Portfolio	Frank Russell Company
Russell Midcap Pure Value Portfolio	Frank Russell Company
Russell Top 200 Equal Weight Portfolio	Frank Russell Company
Russell Top 200 Pure Growth Portfolio	Frank Russell Company
Russell Top 200 Pure Value Portfolio	Frank Russell Company
Zacks Micro Cap Portfolio	Zacks Investment Research

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2017.

Russell 2000 Equal Weight Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$5,023	$478	$(1,088)	$152	$102	$4,667	$246

Russell 2000 Pure Value Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$447,286	$212,011	$(239,289)	$15,017	$4,912	$439,937	$25,477

Russell Midcap Equal Weight Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2017	Dividend Income
Invesco Ltd.	$15,185	$1,357	$(3,534)	$1,371	$(27)	$14,352	$249

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily

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available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-months ended October 31, 2017, there were no material transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Russell 2000 Equal Weight Portfolio
Equity Securities	$23,944,032	$5,001	$1,860	$23,950,893

Russell 2000 Pure Value Portfolio
Equity Securities	$86,468,810	$—	$0	$86,468,810

Zacks Micro Cap Portfolio
Equity Securities	$23,380,392	$—	$2,209	$23,382,601

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
Dynamic Large Cap Growth Portfolio	$131,638,879	$15,986,258	$44,638,676	$1,018,004	$193,281,817	$68,715,641
Dynamic Large Cap Value Portfolio	56,819,182	17,964,198	119,916,863	18,725,903	213,426,146	22,558,581
Russell 2000 Equal Weight Portfolio	2,009,294	2,491,519	1,968,785	1,186,822	7,656,420	2,738,120
Russell 2000 Pure Growth Portfolio	10,392,627	4,547,805	6,459,754	4,523,612	25,923,798	9,888,431
Russell 2000 Pure Value Portfolio	9,588,502	5,376,983	7,538,252	6,426,653	28,930,390	16,547,947
Russell Midcap Equal Weight Portfolio	3,611,366	741,893	1,781,930	1,700,097	7,835,286	3,815,763
Russell Midcap Pure Growth Portfolio	82,364,246	12,021,724	12,534,125	8,389,177	115,309,272	54,769,394
Russell Midcap Pure Value Portfolio	18,996,863	2,751,107	4,741,951	1,172,628	27,662,549	12,697,113

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			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
Russell Top 200 Equal Weight Portfolio	$5,621,834	$1,626,267	$743,656	$732,335	$8,724,092	$2,328,337
Russell Top 200 Pure Growth Portfolio	—	—	4,325,577	6,003,581	10,329,158	—
Russell Top 200 Pure Value Portfolio	—	—	770,987	1,271,141	2,042,128	—
Zacks Micro Cap Portfolio	12,380,833	7,234,973	20,320,056	1,545,284	41,481,146	28,782,755

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$241,771,562	$242,734,735
Dynamic Large Cap Value Portfolio	531,845,793	530,780,951
Russell 2000 Equal Weight Portfolio	5,871,404	5,731,458
Russell 2000 Pure Growth Portfolio	16,950,876	16,689,109
Russell 2000 Pure Value Portfolio	39,997,219	39,321,274
Russell Midcap Equal Weight Portfolio	4,773,368	4,752,588
Russell Midcap Pure Growth Portfolio	21,425,588	21,753,177
Russell Midcap Pure Value Portfolio	27,634,311	28,257,746
Russell Top 200 Equal Weight Portfolio	13,696,511	13,462,246
Russell Top 200 Pure Growth Portfolio	36,744,729	35,799,251
Russell Top 200 Pure Value Portfolio	21,347,570	21,285,530
Zacks Micro Cap Portfolio	14,806,945	14,637,010

For the six-month period ended October 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Large Cap Growth Portfolio	$193,814,767	$192,192,716
Dynamic Large Cap Value Portfolio	519,008,968	433,491,839
Russell 2000 Equal Weight Portfolio	1,962,795	2,089,775
Russell 2000 Pure Growth Portfolio	13,428,482	12,305,753
Russell 2000 Pure Value Portfolio	30,961,368	40,247,847
Russell Midcap Equal Weight Portfolio	—	2,270,334
Russell Midcap Pure Growth Portfolio	25,850,330	24,244,416
Russell Midcap Pure Value Portfolio	18,031,406	29,815,079
Russell Top 200 Equal Weight Portfolio	22,142,094	12,742,621
Russell Top 200 Pure Growth Portfolio	53,213,824	39,197,563
Russell Top 200 Pure Value Portfolio	47,568,523	30,564,780
Zacks Micro Cap Portfolio	9,232,424	13,233,585

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Dynamic Large Cap Growth Portfolio	$103,243,380	$(4,852,486)	$98,390,894	$410,083,745
Dynamic Large Cap Value Portfolio	175,021,004	(27,942,429)	147,078,575	1,297,887,073
Russell 2000 Equal Weight Portfolio	4,511,908	(1,578,448)	2,933,460	21,017,433

85

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Russell 2000 Pure Growth Portfolio	$7,011,200	$(2,848,644)	$4,162,556	$40,051,694
Russell 2000 Pure Value Portfolio	9,504,420	(6,476,393)	3,028,027	83,440,783
Russell Midcap Equal Weight Portfolio	4,524,779	(1,885,011)	2,639,768	23,480,508
Russell Midcap Pure Growth Portfolio	16,961,547	(2,132,644)	14,828,903	69,082,105
Russell Midcap Pure Value Portfolio	4,185,037	(3,677,017)	508,020	55,403,823
Russell Top 200 Equal Weight Portfolio	6,255,089	(1,078,581)	5,176,508	48,205,021
Russell Top 200 Pure Growth Portfolio	39,781,509	(2,925,428)	36,856,081	151,063,366
Russell Top 200 Pure Value Portfolio	8,883,421	(2,707,599)	6,175,822	90,274,555
Zacks Micro Cap Portfolio	3,142,016	(697,832)	2,444,184	20,938,417

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

86

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2017.

In addition to the fees and expenses which the PowerShares Zacks Micro Cap Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB)
Actual	$1,000.00	$1,157.60	0.58%	$3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
PowerShares Dynamic Large Cap Value Portfolio (PWV)
Actual	1,000.00	1,089.40	0.56	2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
PowerShares Russell 2000 Equal Weight Portfolio (EQWS)
Actual	1,000.00	1,063.40	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Actual	1,000.00	1,090.90	0.39	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell 2000 Pure Value Portfolio (PXSV)
Actual	1,000.00	1,030.30	0.39	2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

87

Fees and Expenses (continued)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
Actual	$1,000.00	$1,057.90	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
PowerShares Russell Midcap Pure Growth Portfolio (PXMG)
Actual	1,000.00	1,155.10	0.39	2.12
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Midcap Pure Value Portfolio (PXMV)
Actual	1,000.00	999.70	0.39	1.97
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)
Actual	1,000.00	1,097.30	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)
Actual	1,000.00	1,154.90	0.39	2.12
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Top 200 Pure Value Portfolio (PXLV)
Actual	1,000.00	1,074.10	0.39	2.04
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Zacks Micro Cap Portfolio (PZI)
Actual	1,000.00	1,060.90	0.70	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

88

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-5
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2017

2017 Semi-Annual Report to Shareholders

PPA	PowerShares Aerospace & Defense Portfolio

PZD	PowerShares CleantechTM Portfolio

PDP	PowerShares DWA Momentum Portfolio

PSP	PowerShares Global Listed Private Equity Portfolio

PGJ	PowerShares Golden Dragon China Portfolio

PBP	PowerShares S&P 500 BuyWrite Portfolio

SPHQ	PowerShares S&P 500® Quality Portfolio

PHO	PowerShares Water Resources Portfolio

PBW	PowerShares WilderHill Clean Energy Portfolio

PUW	PowerShares WilderHill Progressive Energy Portfolio

2

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Aerospace & Defense	70.7
IT Services	7.0
Industrial Conglomerates	6.8
Communications Equipment	5.2
Containers & Packaging	3.6
Machinery	2.8
Electronic Equipment, Instruments & Components	2.0
Software	0.7
Construction & Engineering	0.7
Trading Companies & Distributors	0.4
Commercial Services & Supplies	0.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—70.7%
69,287	AAR Corp.	$2,694,571
132,089	Aerojet Rocketdyne Holdings, Inc.(b)	4,171,371
46,896	Aerovironment, Inc.(b)	2,399,199
105,039	Axon Enterprise, Inc.(b)	2,412,746
216,273	Boeing Co. (The)	55,794,109
199,325	BWX Technologies, Inc.	11,943,554
54,186	Cubic Corp.	2,955,846
88,695	Curtiss-Wright Corp.	10,488,184
22,469	Ducommun, Inc.(b)	740,803
85,809	Elbit Systems Ltd. (Israel)	12,752,934
73,825	Engility Holdings, Inc.(b)	2,485,688
59,079	Esterline Technologies Corp.(b)	5,603,643
257,956	General Dynamics Corp.	52,359,909
168,851	HEICO Corp.	15,311,409
183,480	Hexcel Corp.	11,135,401
92,743	Huntington Ingalls Industries, Inc.	21,593,353
82,260	KeyW Holding Corp. (The)(b)	621,063
148,442	Kratos Defense & Security Solutions, Inc.(b)	1,787,242
155,041	L3 Technologies, Inc.	29,020,574
179,247	Lockheed Martin Corp.	55,236,755
38,607	Maxar Technologies Ltd. (Canada)	2,443,823
77,637	Mercury Systems, Inc.(b)	3,918,339
72,002	Moog, Inc., Class A(b)	6,318,895
149,690	Northrop Grumman Corp.	44,237,886
115,402	Orbital ATK, Inc.	15,340,388
250,526	Raytheon Co.	45,144,785
246,829	Rockwell Collins, Inc.	33,470,012
19,766	Sparton Corp.(b)	460,350

Number of Shares		Value
	Common Stocks (continued)
	Aerospace & Defense (continued)
70,485	Teledyne Technologies, Inc.(b)	$11,979,631
542,622	Textron, Inc.	28,617,884
107,069	TransDigm Group, Inc.	29,711,647
99,517	Triumph Group, Inc.	3,090,003
481,250	United Technologies Corp.	57,634,500
21,868	Vectrus, Inc.(b)	667,193

		584,543,690

	Commercial Services & Supplies—0.1%
21,680	VSE Corp.	1,064,488

	Communications Equipment—5.2%
46,845	Comtech Telecommunications Corp.	1,007,636
245,428	Harris Corp.	34,193,029
115,631	ViaSat, Inc.(b)	7,527,578

		42,728,243

	Construction & Engineering—0.7%
286,675	KBR, Inc.	5,627,430

	Containers & Packaging—3.6%
702,075	Ball Corp.	30,140,080

	Electronic Equipment, Instruments & Components—2.0%
273,688	FLIR Systems, Inc.	12,814,072
37,968	OSI Systems, Inc.(b)	3,355,612

		16,169,684

	Industrial Conglomerates—6.8%
390,611	Honeywell International, Inc.	56,310,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Aerospace & Defense Portfolio (PPA) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services—7.0%
298,889	Booz Allen Hamilton Holding Corp.	$11,295,015
48,828	CACI International, Inc., Class A(b)	7,019,025
327,651	CSRA, Inc.	10,481,556
301,122	Leidos Holdings, Inc.	18,826,147
77,775	ManTech International Corp., Class A	3,609,538
88,327	Science Applications International Corp.	6,477,902

		57,709,183

	Machinery—2.8%
148,403	Oshkosh Corp.	13,587,779
123,630	Woodward, Inc.	9,560,308

		23,148,087

	Software—0.7%
350,499	FireEye, Inc.(b)	5,930,443

	Trading Companies & Distributors—0.4%
54,420	Kaman Corp.	3,044,255

	Total Common Stocks (Cost $648,272,172)	826,416,065

	Money Market Fund—0.0%
265,601	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $265,601)	265,601

	Total Investments in Securities (Cost $648,537,773)—100.0%	826,681,666
	Other assets less liabilities—(0.0)%	(138,408)

	Net Assets—100.0%	$826,543,258

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Cleantech™ Portfolio (PZD)

October 31, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Electrical Equipment	18.9
Semiconductors & Semiconductor Equipment	10.5
Machinery	10.2
Electronic Equipment, Instruments & Components	9.4
Professional Services	7.3
Software	7.3
Industrial Conglomerates	7.1
Chemicals	6.6
Building Products	5.8
Independent Power & Renewable Electricity Producers	3.8
Auto Components	3.0
Life Sciences Tools & Services	2.8
Aerospace & Defense	2.7
Commercial Services & Supplies	1.9
Mortgage REITs	1.1
Communications Equipment	0.8
Construction & Engineering	0.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—2.7%
58,700	Hexcel Corp.	$3,562,503

	Auto Components—3.0%
74,544	BorgWarner, Inc.	3,929,960

	Building Products—5.8%
93,830	Johnson Controls International PLC	3,883,624
91,515	Kingspan Group PLC (Ireland)	3,827,313

		7,710,937

	Chemicals—6.6%
670	Gurit Holding AG (Switzerland)	770,957
72,190	Novozymes A/S, Class B (Denmark)	3,987,199
90,802	Umicore SA (Belgium)	4,058,770

		8,816,926

	Commercial Services & Supplies—1.9%
77,633	CECO Environmental Corp.	680,842

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies (continued)
131,767	Tomra Systems ASA (Norway)	$1,835,935

		2,516,777

	Communications Equipment—0.8%
48,603	CalAmp Corp.(b)	1,104,746

	Construction & Engineering—0.8%
42,156	Aegion Corp.(b)	981,813

	Electrical Equipment—18.9%
152,529	ABB Ltd. (Switzerland)	3,990,727
41,190	EnerSys	2,857,350
43,921	Schneider Electric SE (France)	3,860,457
77,401	Sensata Technologies Holding NV(b)	3,785,683
121,945	SGL Carbon SE (Germany)(b)	1,915,677
280,559	Siemens Gamesa Renewable Energy SA (Spain)	4,069,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Cleantech™ Portfolio (PZD) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
35,669	TPI Composites, Inc.(b)	$893,508
42,843	Vestas Wind Systems A/S (Denmark)	3,779,515

		25,152,040

	Electronic Equipment, Instruments & Components—9.4%
34,717	Badger Meter, Inc.	1,520,605
35,762	Horiba Ltd. (Japan)	2,111,793
37,328	Itron, Inc.(b)	2,917,183
711,358	Opus Group AB (Sweden)(c)	526,819
148,117	Pure Technologies Ltd. (Canada)	614,712
96,203	Trimble, Inc.(b)	3,932,779
16,769	Vaisala Oyj, Class A (Finland)	909,942

		12,533,833

	Independent Power & Renewable Electricity Producers—3.8%
16,968,540	Energy Development Corp. (Philippines)	1,896,532
48,824	Ormat Technologies, Inc.	3,170,142

		5,066,674

	Industrial Conglomerates—7.1%
47,440	Raven Industries, Inc.	1,596,356
15,413	Roper Technologies, Inc.	3,979,174
27,198	Siemens AG (Germany)	3,881,328

		9,456,858

	Life Sciences Tools & Services—2.8%
5,845	Eurofins Scientific SE (Luxembourg)	3,656,504

	Machinery—10.2%
72,980	Donaldson Co., Inc.	3,445,386
14,229	Kadant, Inc.	1,616,414
13,548	Lindsay Corp.	1,240,455
43,793	Woodward, Inc.	3,386,513
58,401	Xylem, Inc.	3,885,418

		13,574,186

	Mortgage REITs—1.1%
61,613	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,482,409

	Professional Services—7.3%
57,174	Intertek Group PLC (United Kingdom)	4,118,891
35,989	Mistras Group, Inc.(b)	756,129
80,974	Ricardo PLC (United Kingdom)	879,591
1,614	SGS SA (Switzerland)	3,989,663

		9,744,274

	Semiconductors & Semiconductor Equipment—10.5%
42,616	Advanced Energy Industries, Inc.(b)	3,610,428
76,631	Cree, Inc.(b)	2,735,727
808,091	Meyer Burger Technology AG (Switzerland)(b)(c)	1,507,874
28,278	Power Integrations, Inc.	2,272,137
24,089	SMA Solar Technology AG (Germany)	1,116,746
55,406	SolarEdge Technologies, Inc.(b)	1,820,087
128,421	SunPower Corp.(b)(c)	914,358

		13,977,357

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Software—7.3%
31,179	ANSYS, Inc.(b)	$4,262,481
34,279	Autodesk, Inc.(b)	4,283,504
69,108	Silver Spring Networks, Inc.(b)	1,114,021

		9,660,006

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $88,507,848)—100.0%	132,927,803

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.9%
2,479,365	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $2,479,365)	2,479,365

	Total Investments in Securities (Cost $90,987,213)—101.9%	135,407,168
	Other assets less liabilities—(1.9)%	(2,536,008)

	Net Assets—100.0%	$132,871,160

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Momentum Portfolio (PDP)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	26.2
Industrials	18.0
Consumer Discretionary	16.6
Health Care	14.1
Financials	10.6
Real Estate	5.0
Materials	4.9
Utilities	2.6
Consumer Staples	2.0
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.6%
19,663	Amazon.com, Inc.(b)	$21,733,121
24,533	Charter Communications, Inc., Class A(b)	8,198,193
181,574	Domino’s Pizza, Inc.	33,228,042
86,788	Grand Canyon Education, Inc.(b)	7,768,394
378,236	Hanesbrands, Inc.(c)	8,510,310
47,628	Home Depot, Inc. (The)	7,895,770
134,059	Liberty Ventures, Series A(b)	7,636,001
31,020	Mohawk Industries, Inc.(b)	8,119,795
2,827	NVR, Inc.(b)	9,276,433
20,890	Priceline Group, Inc. (The)(b)	39,940,844
200,276	Scientific Games Corp., Class A(b)	9,533,137
300,510	Service Corp. International	10,656,084
2,117,321	Sirius XM Holdings, Inc.(c)	11,518,226
153,105	Texas Roadhouse, Inc.	7,656,781
36,534	Vail Resorts, Inc.	8,367,017
204,074	VF Corp.	14,213,754
65,430	Visteon Corp.(b)	8,246,797
213,036	Wyndham Worldwide Corp.	22,762,897

		245,261,596

	Consumer Staples—2.0%
60,144	Constellation Brands, Inc., Class A	13,176,949
66,566	Estee Lauder Cos., Inc. (The), Class A	7,442,744
84,543	National Beverage Corp.	8,276,760

		28,896,453

	Financials—10.6%
83,640	American Financial Group, Inc.	8,823,184
53,581	Ameriprise Financial, Inc.	8,387,570
303,913	Arch Capital Group Ltd.(b)	30,281,891
65,586	Chubb Ltd.	9,891,680

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
78,608	Credit Acceptance Corp.(b)(c)	$22,539,272
8,747	Markel Corp.(b)	9,484,372
168,414	MarketAxess Holdings, Inc.	29,304,036
401,720	W.R. Berkley Corp.	27,549,958
182,808	Western Alliance Bancorp(b)	10,200,686

		156,462,649

	Health Care—14.1%
107,383	ABIOMED, Inc.(b)	20,716,328
54,436	Align Technology, Inc.(b)	13,009,115
45,924	Becton, Dickinson and Co.	9,582,961
56,251	Cooper Cos., Inc. (The)	13,514,865
157,367	Danaher Corp.	14,520,253
367,475	Exact Sciences Corp.(b)	20,207,450
1,218,144	Exelixis, Inc.(b)	30,197,790
48,715	IDEXX Laboratories, Inc.(b)	8,094,972
29,178	Mettler-Toledo International, Inc.(b)	19,917,778
97,183	PRA Health Sciences, Inc.(b)	7,913,612
69,068	Puma Biotechnology, Inc.(b)	8,792,356
38,182	UnitedHealth Group, Inc.	8,026,620
42,351	Waters Corp.(b)	8,302,914
256,987	West Pharmaceutical Services, Inc.	26,058,482

		208,855,496

	Industrials—18.0%
189,652	A.O. Smith Corp.	11,227,398
28,824	Boeing Co. (The)	7,436,016
337,219	Copart, Inc.(b)	12,237,677
710,286	Healthcare Services Group, Inc.	37,567,027
84,462	HEICO Corp.	7,659,014
38,975	Huntington Ingalls Industries, Inc.	9,074,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Momentum Portfolio (PDP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
100,742	IDEX Corp.	$12,916,132
76,226	Lockheed Martin Corp.	23,489,804
62,204	Northrop Grumman Corp.	18,383,148
124,844	Old Dominion Freight Line, Inc.	15,122,354
715,267	Rollins, Inc.	31,407,374
114,751	Roper Technologies, Inc.	29,625,266
53,393	Stanley Black & Decker, Inc.	8,625,639
68,651	Teledyne Technologies, Inc.(b)	11,667,924
45,842	TransDigm Group, Inc.	12,721,155
142,728	Union Pacific Corp.	16,526,475

		265,686,952

	Information Technology—26.2%
113,699	Activision Blizzard, Inc.	7,446,147
1,097,992	Advanced Micro Devices, Inc.(b)	12,061,442
246,230	Amphenol Corp., Class A	21,422,010
205,205	ANSYS, Inc.(b)	28,053,576
271,847	Apple, Inc.	45,953,017
118,164	Aspen Technology, Inc.(b)	7,623,941
249,188	Cadence Design Systems, Inc.(b)	10,754,954
28,471	CoStar Group, Inc.(b)	8,420,298
88,239	Electronic Arts, Inc.(b)	10,553,384
266,894	Entegris, Inc.	8,740,778
57,059	Facebook, Inc., Class A(b)	10,274,044
55,424	Fair Isaac Corp.	8,045,348
143,585	Fiserv, Inc.(b)	18,584,207
118,047	Gartner, Inc.(b)	14,792,470
51,827	Intuit, Inc.	7,826,914
84,184	IPG Photonics Corp.(b)	17,923,615
75,698	Jack Henry & Associates, Inc.	8,336,621
56,781	Littelfuse, Inc.	11,867,229
69,998	LogMeIn, Inc.	8,473,258
232,495	Mastercard, Inc., Class A	34,588,281
157,507	MAXIMUS, Inc.	10,463,190
86,153	Monolithic Power Systems, Inc.	10,482,236
106,373	NVIDIA Corp.	21,999,000
117,871	Paycom Software, Inc.(b)	9,688,996
138,971	Take-Two Interactive Software, Inc.(b)	15,377,141
60,180	Universal Display Corp.	8,816,370
74,519	Visa, Inc., Class A	8,195,600

		386,764,067

	Materials—4.9%
525,033	Chemours Co. (The)	29,722,118
74,066	Ecolab, Inc.	9,677,464
62,819	Packaging Corp. of America	7,303,965
65,271	Sherwin-Williams Co. (The)	25,791,836

		72,495,383

	Real Estate—5.0%
289,612	American Tower Corp. REIT	41,608,556
73,180	CoreSite Realty Corp. REIT	8,104,685
17,496	Equinix, Inc. REIT	8,109,396
237,656	First Industrial Realty Trust, Inc. REIT	7,338,817
56,034	SBA Communications Corp. REIT(b)	8,807,424

		73,968,878

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—2.6%
87,044	Atmos Energy Corp.	$7,593,719
175,111	CMS Energy Corp.	8,470,119
56,577	NextEra Energy, Inc.	8,773,395
293,215	UGI Corp.	14,033,270

		38,870,503

	Total Common Stocks and Other Equity Interests (Cost $1,164,602,734)	1,477,261,977

	Money Market Fund—0.1%
765,006	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $765,006)	765,006

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,165,367,740)—100.1%	1,478,026,983

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
25,151,155	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $25,151,155)	25,151,155

	Total Investments in Securities (Cost $1,190,518,895)—101.8%	1,503,178,138
	Other assets less liabilities—(1.8)%	(26,384,293)

	Net Assets—100.0%	$1,476,793,845

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Capital Markets	48.7
Diversified Financial Services	22.3
Internet Software & Services	5.1
Industrial Conglomerates	4.6
Electrical Equipment	3.4
Food Products	1.7
Health Care Providers & Services	1.3
Money Market Funds Plus Other Assets Less Liabilities	12.9

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—87.1%
	Capital Markets—48.7%
1,313,229	3i Group PLC (United Kingdom)	$16,758,911
149,876	Alaris Royalty Corp. (Canada)(b)	2,376,437
1,489,534	Allied Minds PLC (United Kingdom)(c)	3,461,549
132,191	Altamir (France)	2,383,856
260,288	Apollo Global Management LLC, Class A	8,219,895
524,583	Apollo Investment Corp.	3,105,531
691,987	Ares Capital Corp.	11,127,151
97,383	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)	5,959,335
217,177	BlackRock Capital Investment Corp.	1,554,987
1,298,661	Brait SE (South Africa)(c)	4,858,069
165,161	Bure Equity AB (Sweden)	2,041,874
296,693	Carlyle Group LP (The)(b)	6,542,081
58,912	Deutsche Beteiligungs AG (Germany)	2,992,934
583,552	FS Investment Corp.(b)	4,580,883
76,534	Gimv NV (Belgium)	4,615,724
99,235	Goldman Sachs BDC, Inc.(b)	2,197,063
153,011	Golub Capital BDC, Inc.(b)	2,901,089
250,135	Hercules Capital, Inc.	3,119,183
589,640	Intermediate Capital Group PLC (United Kingdom)	7,618,715
2,238,920	IP Group PLC (United Kingdom)(c)	4,400,300
92,106	JAFCO Co. Ltd. (Japan)	4,514,921
137,843	Main Street Capital Corp.(b)	5,537,153
134,060	Medley Capital Corp.	770,845
180,889	New Mountain Finance Corp.	2,541,490
411,296	Oaktree Specialty Lending Corp.	2,389,630
25,022	Partners Group Holding AG (Switzerland)	16,843,662
250,210	PennantPark Investment Corp.	1,869,069
229,671	Princess Private Equity Holding Ltd. (Guernsey)	2,767,859
698,008	Prospect Capital Corp.(b)	4,181,068
976,647	Ratos AB, Class B (Sweden)	4,688,531

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
120,919	Safeguard Scientifics, Inc.(c)	$1,704,958
107,490	Solar Capital Ltd.	2,279,863
135,568	Triangle Capital Corp.(b)	1,668,842
7,162,497	Zeder Investments Ltd. (South Africa)	3,165,605

		155,739,063

	Diversified Financial Services—22.3%
44,396	Ackermans & van Haaren NV (Belgium)	7,605,296
1,401,615	Apax Global Alpha Ltd. (Guernsey)(d)	2,726,769
932,634	China Merchants China Direct Investments Ltd. (China)	1,599,457
183,145	Compass Diversified Holdings(b)	3,140,937
105,583	Electra Private Equity PLC (United Kingdom)	2,616,300
122,690	Eurazeo SA (France)	11,407,060
225,627	FNFV Group(c)	3,892,066
124,643	HgCapital Trust PLC (United Kingdom)	2,883,354
449,593	Leucadia National Corp.	11,374,703
188,385	Onex Corp. (Canada)	14,328,717
57,553	Wendel SA (France)	9,708,313

		71,282,972

	Electrical Equipment—3.4%
3,701,782	Melrose Industries PLC (United Kingdom)	10,809,809

	Food Products—1.7%
51,353	Schouw & Co. AB (Denmark)	5,342,236

	Health Care Providers & Services—1.3%
117,014	Lifco AB, Class B (Sweden)	4,193,149

	Industrial Conglomerates—4.6%
6,000,859	Fosun International Ltd. (China)	14,875,620

	Internet Software & Services—5.1%
88,502	IAC/InterActiveCorp.(c)	11,421,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Global Listed Private Equity Portfolio (PSP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
192,714	Rocket Internet SE (Germany)(c)(d)	$4,918,843

		16,340,026

	Total Common Stocks and Other Equity Interests (Cost $237,023,468)	278,582,875

	Money Market Fund—9.8%
31,238,775	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $31,238,775)	31,238,775

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $268,262,243)—96.9%	309,821,650

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.6%
27,511,581	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $27,511,581)	27,511,581

	Total Investments in Securities (Cost $295,773,824)—105.5%	337,333,231
	Other assets less liabilities—(5.5)%	(17,472,463)

	Net Assets—100.0%	$319,860,768

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2017 was $7,645,612, which represented 2.39% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.2%

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(a)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2018	CAD	4,366,133	$—	$15,487	$15,487
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2018		$12,327,641	—	(161,298)	(161,298)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2018		11,572,264	—	(267,433)	(267,433)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2018	GBP	2,645,062	—	(3,181)	(3,181)

Subtotal								—	(431,912)	(431,912)

Total Open Over-The-Counter Total Return Swap Agreements — Equity Risk								$—	$(416,425)	$(416,425)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Global Listed Private Equity Portfolio (PSP) (continued)

October 31, 2017

(Unaudited)

Investment Abbreviations:

CAD—Canadian Dollar

CDOR—Canadian Dollar Offered Rate

GBP—Pound Sterling

LIBOR—London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	48.5
Consumer Discretionary	34.4
Industrials	5.3
Telecommunication Services	4.2
Health Care	2.4
Energy	2.3
Financials	1.8
Real Estate	0.6
Consumer Staples	0.2
Utilities	0.2
Materials	0.1
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—34.4%
55,202	500.com Ltd., Class A ADR (China)(b)(c)	$519,451
41,978	China Distance Education Holdings Ltd. ADR (China)	327,428
62,623	China Lodging Group Ltd. ADR (China)(c)	8,384,593
339,915	Ctrip.com International Ltd. ADR (China)(c)	16,278,529
417,290	JD.Com, Inc., Class A ADR (China)(c)	15,656,721
176,121	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	475,527
92,720	Kandi Technologies Group, Inc. (China)(b)(c)	676,856
127,470	Kingold Jewelry, Inc.(b)(c)	281,709
213,928	New Oriental Education & Technology Group, Inc. ADR (China)	17,807,367
37,274	SORL Auto Parts, Inc. (China)(b)(c)	174,442
329,132	TAL Education Group ADR (China)	9,051,130
61,971	Tarena International, Inc., Class A ADR (China)(b)	907,875
68,758	Tuniu Corp., Class A ADR (China)(b)(c)	470,305
875,938	Vipshop Holdings Ltd., Class A ADR (China)(c)	6,919,910

		77,931,843

	Consumer Staples—0.2%
152,640	Pingtan Marine Enterprise Ltd.(b)	457,920

	Energy—2.3%
26,491	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,950,797
18,164	CNOOC Ltd. ADR (China)	2,483,019

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
13,997	PetroChina Co. Ltd., H-Shares ADR (China)	$916,804
26,179	Sino Clean Energy, Inc. (China)(c)(d)	0

		5,350,620

	Financials—1.8%
52,432	China Life Insurance Co. Ltd., H-Shares ADR (China)	874,042
70,568	Fanhua, Inc. ADR (China)	1,050,052
46,496	Noah Holdings Ltd. ADR (China)(b)(c)	1,823,573
21,535	Yintech Investment Holdings Ltd. ADR (China)(b)	262,942

		4,010,609

	Health Care—2.4%
52,592	China Biologic Products Holdings, Inc. (China)(c)	4,086,924
89,364	iKang Healthcare Group, Inc., Class A ADR (China)(b)(c)	1,271,650

		5,358,574

	Industrials—5.3%
71,041	51job, Inc. ADR (China)(b)(c)	4,397,438
35,391	China Customer Relations Center, Inc. (China)(b)(c)	442,034
57,119	eHi Car Services Ltd., Class A ADR (China)(b)(c)	655,155
403,472	ZTO Express Cayman, Inc. ADR (China)(b)(c)	6,451,517

		11,946,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Golden Dragon China Portfolio (PGJ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—48.5%
115,253	21Vianet Group, Inc., Class A ADR (China)(c)	$865,550
139,619	58.com, Inc., Class A ADR (China)(c)	9,378,208
106,847	Autohome, Inc., Class A ADR (China)(b)(c)	6,144,771
76,688	Baidu, Inc. ADR (China)(c)	18,707,271
71,619	Baozun, Inc. ADR (China)(b)(c)	2,248,120
53,398	Bitauto Holdings Ltd. ADR (China)(c)	2,411,988
111,993	Canadian Solar, Inc. (Canada)(b)(c)	1,972,197
37,101	Changyou.com Ltd., Class A ADR (China)(c)	1,437,293
73,490	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	662,880
13,841	Daqo New Energy Corp. ADR (China)(c)	521,806
574,506	Fang Holdings Ltd. ADR (China)(b)(c)	2,608,257
57,463	GDS Holdings Ltd. ADR (China)(b)(c)	902,169
116,509	Hollysys Automation Technologies Ltd. (China)	2,615,627
77,785	JA Solar Holdings Co. Ltd. ADR (China)(c)	579,498
54,817	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	1,459,777
226,948	Momo, Inc., Class A ADR (China)(c)	6,915,105
63,401	NetEase, Inc. ADR (China)	17,874,010
164,942	NQ Mobile, Inc., Class A ADR (China)(b)(c)	606,987
29,848	Renren, Inc., Class A ADR (China)(b)(c)	329,820
85,872	SINA Corp. (China)(c)	9,244,121
75,045	Sohu.com, Inc. (China)(c)	4,294,825
97,331	Weibo Corp., Class A ADR (China)(b)(c)	9,017,717
19,371	Yirendai Ltd. ADR (China)(b)	840,508
90,791	YY, Inc., Class A ADR (China)(c)	8,206,598

		109,845,103

	Materials—0.1%
5,502	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)(b)	332,871

	Real Estate—0.6%
70,372	Nam Tai Property, Inc. (China)	851,501
81,571	Xinyuan Real Estate Co. Ltd. ADR (China)	455,982

		1,307,483

	Telecommunication Services—4.2%
164,738	China Mobile Ltd. ADR (China)	8,311,032
8,812	China Telecom Corp. Ltd., H-Shares ADR (China)	443,861
62,833	China Unicom (Hong Kong) Ltd. ADR (China)(c)	887,830

		9,642,723

	Utilities—0.2%
14,214	Huaneng Power International, Inc., H-Shares ADR (China)(b)	378,092

	Total Common Stocks and Other Equity Interests (Cost $182,256,491)	226,561,982

Number of Shares		Value
	Money Market Fund—0.1%
115,343	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $115,343)	$115,343

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $182,371,834)—100.1%	226,677,325

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—10.5%
23,969,956	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $23,969,956)	23,969,956

	Total Investments in Securities (Cost $206,341,790)—110.6%	250,647,281
	Other assets less liabilities—(10.6)%	(24,100,107)

	Net Assets—100.0%	$226,547,174

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

China	98.8%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Information Technology	24.6
Financials	14.8
Health Care	14.2
Consumer Discretionary	11.9
Industrials	10.1
Consumer Staples	8.0
Energy	6.0
Utilities	3.2
Materials	3.0
Real Estate	3.0
Telecommunication Services	1.9
Other Assets Less Liabilities	(0.7)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.7%(b)
	Consumer Discretionary—11.9%
1,150	Advance Auto Parts, Inc.	$94,001
6,192	Amazon.com, Inc.(c)	6,843,894
432	AutoZone, Inc.(c)	254,664
4,126	Best Buy Co., Inc.	230,973
3,082	BorgWarner, Inc.	162,483
2,844	CarMax, Inc.(c)	213,584
6,338	Carnival Corp.	420,780
5,661	CBS Corp., Class B	317,695
3,123	Charter Communications, Inc., Class A(c)	1,043,613
388	Chipotle Mexican Grill, Inc.(c)	105,497
73,090	Comcast Corp., Class A	2,633,433
5,289	D.R. Horton, Inc.	233,827
1,944	Darden Restaurants, Inc.	159,933
4,149	Delphi Automotive PLC	412,328
2,393	Discovery Communications, Inc., Class A(c)	45,180
3,154	Discovery Communications, Inc., Class C(c)	56,173
3,541	DISH Network Corp., Class A(c)	171,880
4,045	Dollar General Corp.	326,998
3,679	Dollar Tree, Inc.(c)	335,709
1,896	Expedia, Inc.	236,355
1,924	Foot Locker, Inc.	57,874
60,766	Ford Motor Co.	745,599
3,410	Gap, Inc. (The)	88,626
1,727	Garmin Ltd.	97,765
20,379	General Motors Co.	875,889
2,278	Genuine Parts Co.	200,988
3,913	Goodyear Tire & Rubber Co. (The)	119,699
3,252	H&R Block, Inc.	80,454
5,667	Hanesbrands, Inc.	127,507

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,653	Harley-Davidson, Inc.	$125,593
1,770	Hasbro, Inc.	163,884
3,170	Hilton Worldwide Holdings, Inc.	229,128
18,315	Home Depot, Inc. (The)	3,036,261
6,110	Interpublic Group of Cos., Inc. (The)	117,617
2,623	Kohl’s Corp.	109,536
3,880	L Brands, Inc.	166,995
2,058	Leggett & Platt, Inc.	97,261
3,154	Lennar Corp., Class A	175,583
4,801	LKQ Corp.(c)	180,950
13,117	Lowe’s Cos., Inc.	1,048,704
4,737	Macy’s, Inc.	88,866
4,861	Marriott International, Inc., Class A	580,792
5,321	Mattel, Inc.	75,132
12,582	McDonald’s Corp.	2,100,062
8,040	MGM Resorts International	252,054
2,358	Michael Kors Holdings Ltd.(c)	115,094
980	Mohawk Industries, Inc.(c)	256,525
6,708	Netflix, Inc.(c)	1,317,652
7,615	Newell Brands, Inc.	310,540
5,934	News Corp., Class A	81,058
1,890	News Corp., Class B	26,271
20,416	NIKE, Inc., Class B	1,122,676
1,809	Nordstrom, Inc.	71,727
2,764	Norwegian Cruise Line Holdings Ltd.(c)	154,093
3,588	Omnicom Group, Inc.	241,078
1,363	O’Reilly Automotive, Inc.(c)	287,525
767	Priceline Group, Inc. (The)(c)	1,466,473
4,311	PulteGroup, Inc.	130,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,203	PVH Corp.	$152,552
862	Ralph Lauren Corp., Class A	77,089
6,048	Ross Stores, Inc.	383,987
2,675	Royal Caribbean Cruises Ltd.	331,085
1,492	Scripps Networks Interactive, Inc., Class A	124,254
939	Signet Jewelers Ltd.	61,570
22,439	Starbucks Corp.	1,230,555
4,387	Tapestry, Inc.(d)	179,648
8,487	Target Corp.	501,072
1,585	Tiffany & Co.	148,388
12,088	Time Warner, Inc.	1,188,130
9,882	TJX Cos., Inc. (The)	689,764
1,964	Tractor Supply Co.	118,351
1,687	TripAdvisor, Inc.(c)	63,262
16,357	Twenty-First Century Fox, Inc., Class A	427,736
6,820	Twenty-First Century Fox, Inc., Class B	173,569
907	Ulta Beauty, Inc.(c)	183,024
2,870	Under Armour, Inc., Class A(c)	35,932
2,888	Under Armour, Inc., Class C(c)	33,299
5,079	VF Corp.	353,752
5,481	Viacom, Inc., Class B	131,708
23,985	Walt Disney Co. (The)	2,345,973
1,137	Whirlpool Corp.	186,388
1,595	Wyndham Worldwide Corp.	170,426
1,242	Wynn Resorts Ltd.	183,183
5,360	Yum! Brands, Inc.	399,052

		40,696,602

	Consumer Staples—8.0%
29,812	Altria Group, Inc.	1,914,527
8,743	Archer-Daniels-Midland Co.	357,326
3,043	Brown-Forman Corp., Class B	173,512
3,015	Campbell Soup Co.	142,821
3,879	Church & Dwight Co., Inc.	175,214
2,009	Clorox Co. (The)	254,199
59,649	Coca-Cola Co. (The)	2,742,661
13,687	Colgate-Palmolive Co.	964,249
6,457	Conagra Brands, Inc.	220,571
2,673	Constellation Brands, Inc., Class A	585,628
6,811	Costco Wholesale Corp.	1,097,116
7,329	Coty, Inc., Class A	112,867
15,797	CVS Health Corp.	1,082,568
2,821	Dr Pepper Snapple Group, Inc.	241,647
3,475	Estee Lauder Cos., Inc. (The), Class A	388,540
8,963	General Mills, Inc.	465,359
2,194	Hershey Co. (The)	232,959
4,190	Hormel Foods Corp.	130,560
1,766	JM Smucker Co. (The)	187,284
3,864	Kellogg Co.	241,616
5,490	Kimberly-Clark Corp.	617,680
9,272	Kraft Heinz Co. (The)	717,004
13,945	Kroger Co. (The)	288,661
1,847	McCormick & Co., Inc.	183,832
2,866	Molson Coors Brewing Co., Class B	231,773
23,427	Mondelez International, Inc., Class A	970,581
6,443	Monster Beverage Corp.(c)	373,243
22,198	PepsiCo, Inc.	2,446,885

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
24,131	Philip Morris International, Inc.	$2,525,068
39,621	Procter & Gamble Co. (The)	3,420,877
7,548	Sysco Corp.	419,820
4,497	Tyson Foods, Inc., Class A	327,876
14,300	Walgreens Boots Alliance, Inc.	947,661
22,747	Wal-Mart Stores, Inc.	1,986,041

		27,168,226

	Energy—6.0%
8,710	Anadarko Petroleum Corp.	430,013
2,239	Andeavor	237,871
5,915	Apache Corp.	244,704
6,652	Baker Hughes a GE Co.	209,072
7,190	Cabot Oil & Gas Corp.	199,163
14,107	Chesapeake Energy Corp.(c)	55,017
29,448	Chevron Corp.	3,412,729
1,482	Cimarex Energy Co.	173,290
2,315	Concho Resources, Inc.(c)	310,696
18,908	ConocoPhillips	967,144
8,170	Devon Energy Corp.	301,473
8,968	EOG Resources, Inc.	895,634
2,694	EQT Corp.	168,483
65,838	Exxon Mobil Corp.	5,487,597
13,482	Halliburton Co.	576,221
1,691	Helmerich & Payne, Inc.	91,838
4,201	Hess Corp.	185,516
29,832	Kinder Morgan, Inc.	540,258
13,204	Marathon Oil Corp.	187,761
7,868	Marathon Petroleum Corp.	470,034
5,902	National Oilwell Varco, Inc.	201,789
3,094	Newfield Exploration Co.(c)	95,264
7,562	Noble Energy, Inc.	210,753
11,880	Occidental Petroleum Corp.	767,092
5,900	ONEOK, Inc.	320,193
6,677	Phillips 66	608,141
2,646	Pioneer Natural Resources Co.	396,027
3,513	Range Resources Corp.	63,620
21,591	Schlumberger Ltd.	1,381,824
6,820	TechnipFMC PLC (United Kingdom)(c)	186,800
6,867	Valero Energy Corp.	541,738
12,843	Williams Cos., Inc. (The)	366,026

		20,283,781

	Financials—14.8%
871	Affiliated Managers Group, Inc.	162,441
6,140	Aflac, Inc.	515,085
5,610	Allstate Corp. (The)	526,555
11,397	American Express Co.	1,088,641
14,037	American International Group, Inc.	906,931
2,333	Ameriprise Financial, Inc.	365,208
3,952	Aon PLC	566,835
2,798	Arthur J. Gallagher & Co.	177,197
839	Assurant, Inc.	84,445
152,455	Bank of America Corp.	4,175,742
16,056	Bank of New York Mellon Corp. (The)	826,081
12,554	BB&T Corp.	618,159
29,896	Berkshire Hathaway, Inc., Class B(c)	5,588,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,923	BlackRock, Inc.	$905,406
1,490	Brighthouse Financial, Inc.(c)	92,648
7,518	Capital One Financial Corp.	693,009
1,754	Cboe Global Markets, Inc.	198,307
18,520	Charles Schwab Corp. (The)	830,437
7,234	Chubb Ltd.	1,091,032
2,322	Cincinnati Financial Corp.	162,935
42,335	Citigroup, Inc.	3,111,623
7,783	Citizens Financial Group, Inc.	295,832
5,278	CME Group, Inc.	723,983
2,733	Comerica, Inc.	214,732
5,786	Discover Financial Services	384,943
4,274	E*TRADE Financial Corp.(c)	186,304
638	Everest Re Group Ltd.	151,493
11,451	Fifth Third Bancorp	330,934
5,114	Franklin Resources, Inc.	215,453
5,587	Goldman Sachs Group, Inc. (The)	1,354,736
5,665	Hartford Financial Services Group, Inc. (The)	311,858
16,941	Huntington Bancshares, Inc.	233,786
9,144	Intercontinental Exchange, Inc.	604,418
6,324	Invesco Ltd.(e)	226,336
54,673	JPMorgan Chase & Co.	5,500,651
16,893	KeyCorp	308,297
4,919	Leucadia National Corp.	124,451
3,439	Lincoln National Corp.	260,607
4,288	Loews Corp.	212,299
2,363	M&T Bank Corp.	394,078
7,962	Marsh & McLennan Cos., Inc.	644,365
16,513	MetLife, Inc.	884,767
2,578	Moody’s Corp.	367,133
21,972	Morgan Stanley	1,098,600
1,815	Nasdaq, Inc.	131,860
4,259	Navient Corp.	53,067
3,338	Northern Trust Corp.	312,170
5,354	People’s United Financial, Inc.	99,906
7,442	PNC Financial Services Group, Inc. (The)	1,017,991
4,178	Principal Financial Group, Inc.	275,121
9,045	Progressive Corp. (The)	440,039
6,637	Prudential Financial, Inc.	733,123
1,998	Raymond James Financial, Inc.	169,390
18,569	Regions Financial Corp.	287,448
3,993	S&P Global, Inc.	624,785
5,810	State Street Corp.	534,520
7,453	SunTrust Banks, Inc.	448,745
11,615	Synchrony Financial	378,881
3,733	T. Rowe Price Group, Inc.	346,796
1,685	Torchmark Corp.	141,759
4,287	Travelers Cos., Inc. (The)	567,813
24,691	U.S. Bancorp	1,342,697
3,502	Unum Group	182,244
69,417	Wells Fargo & Co.	3,897,070
2,088	Willis Towers Watson PLC	336,335
4,007	XL Group Ltd. (Bermuda)	162,163
3,138	Zions Bancorporation	145,791

		50,347,245

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—14.2%
27,000	Abbott Laboratories	$1,464,210
24,766	AbbVie, Inc.	2,235,132
5,154	Aetna, Inc.	876,335
4,990	Agilent Technologies, Inc.	339,470
3,464	Alexion Pharmaceuticals, Inc.(c)	414,502
1,124	Align Technology, Inc.(c)	268,614
5,194	Allergan PLC	920,533
2,517	AmerisourceBergen Corp.	193,683
11,335	Amgen, Inc.	1,986,119
4,076	Anthem, Inc.	852,740
7,792	Baxter International, Inc.	502,350
3,540	Becton, Dickinson and Co.	738,692
3,287	Biogen, Inc.(c)	1,024,426
21,320	Boston Scientific Corp.(c)	599,945
25,484	Bristol-Myers Squibb Co.	1,571,343
1,132	C.R. Bard, Inc.	370,243
4,916	Cardinal Health, Inc.	304,300
12,157	Celgene Corp.(c)	1,227,492
2,682	Centene Corp.(c)	251,223
4,893	Cerner Corp.(c)	330,375
3,913	Cigna Corp.	771,722
755	Cooper Cos., Inc. (The)	181,396
9,498	Danaher Corp.	876,381
2,379	DaVita, Inc.(c)	144,500
3,569	DENTSPLY Sirona, Inc.	217,959
3,283	Edwards Lifesciences Corp.(c)	335,621
15,051	Eli Lilly & Co.	1,233,279
1,876	Envision Healthcare Corp.(c)	79,918
8,969	Express Scripts Holding Co.(c)	549,710
20,295	Gilead Sciences, Inc.	1,521,313
4,493	HCA Healthcare, Inc.(c)	339,895
2,464	Henry Schein, Inc.(c)	193,670
4,355	Hologic, Inc.(c)	164,837
2,242	Humana, Inc.	572,495
1,352	IDEXX Laboratories, Inc.(c)	224,662
2,264	Illumina, Inc.(c)	464,550
2,655	Incyte Corp.(c)	300,679
1,740	Intuitive Surgical, Inc.(c)	653,126
41,705	Johnson & Johnson	5,814,094
1,580	Laboratory Corp. of America Holdings(c)	242,862
3,270	McKesson Corp.	450,868
21,047	Medtronic PLC	1,694,704
42,494	Merck & Co., Inc.	2,340,994
396	Mettler-Toledo International, Inc.(c)	270,322
8,330	Mylan NV(c)	297,464
1,278	Patterson Cos., Inc.	47,286
1,716	PerkinElmer, Inc.	124,101
2,063	Perrigo Co. PLC	167,082
92,725	Pfizer, Inc.	3,250,939
2,120	Quest Diagnostics, Inc.	198,814
2,358	Quintiles IMS Holdings, Inc.(c)	254,900
1,194	Regeneron Pharmaceuticals, Inc.(c)	480,728
2,207	ResMed, Inc.	185,785
4,995	Stryker Corp.	773,576
6,215	Thermo Fisher Scientific, Inc.	1,204,653
15,021	UnitedHealth Group, Inc.	3,157,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,378	Universal Health Services, Inc., Class B	$141,521
1,429	Varian Medical Systems, Inc.(c)	148,888
3,918	Vertex Pharmaceuticals, Inc.(c)	572,929
1,239	Waters Corp.(c)	242,906
3,139	Zimmer Biomet Holdings, Inc.	381,765
7,626	Zoetis, Inc.	486,691

		48,229,027

	Industrials—10.1%
9,269	3M Co.	2,133,631
2,270	A.O. Smith Corp.	134,384
653	Acuity Brands, Inc.	109,182
1,917	Alaska Air Group, Inc.	126,580
1,477	Allegion PLC	123,167
6,734	American Airlines Group, Inc.	315,286
3,588	AMETEK, Inc.	242,154
6,570	Arconic, Inc.	165,038
8,630	Boeing Co. (The)	2,226,367
2,179	C.H. Robinson Worldwide, Inc.	171,117
9,181	Caterpillar, Inc.	1,246,780
1,324	Cintas Corp.	197,329
14,195	CSX Corp.	715,854
2,448	Cummins, Inc.	433,002
4,967	Deere & Co.	660,015
10,350	Delta Air Lines, Inc.	517,810
2,419	Dover Corp.	230,990
6,914	Eaton Corp. PLC	553,258
9,947	Emerson Electric Co.	641,184
1,869	Equifax, Inc.	202,843
2,807	Expeditors International of Washington, Inc.	163,873
4,478	Fastenal Co.	210,332
3,838	FedEx Corp.	866,659
2,032	Flowserve Corp.	89,550
2,172	Fluor Corp.	93,591
4,743	Fortive Corp.	342,729
2,394	Fortune Brands Home & Security, Inc.	158,148
4,325	General Dynamics Corp.	877,888
134,521	General Electric Co.	2,711,943
11,846	Honeywell International, Inc.	1,707,719
5,649	IHS Markit Ltd.(c)	240,704
4,814	Illinois Tool Works, Inc.	753,487
3,942	Ingersoll-Rand PLC	349,261
1,324	J.B. Hunt Transport Services, Inc.	140,860
1,868	Jacobs Engineering Group, Inc.	108,736
14,482	Johnson Controls International PLC	599,410
1,635	Kansas City Southern	170,400
1,215	L3 Technologies, Inc.	227,424
3,895	Lockheed Martin Corp.	1,200,283
4,948	Masco Corp.	197,029
5,218	Nielsen Holdings PLC	193,431
4,481	Norfolk Southern Corp.	588,893
2,707	Northrop Grumman Corp.	800,000
5,461	PACCAR, Inc.	391,718
2,071	Parker-Hannifin Corp.	378,185
2,563	Pentair PLC (United Kingdom)	180,589
2,352	Quanta Services, Inc.(c)	88,741
4,512	Raytheon Co.	813,062

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
3,561	Republic Services, Inc.	$231,714
1,957	Robert Half International, Inc.	101,314
1,998	Rockwell Automation, Inc.	401,238
2,522	Rockwell Collins, Inc.	341,983
1,587	Roper Technologies, Inc.	409,716
896	Snap-on, Inc.	141,371
8,556	Southwest Airlines Co.	460,826
2,381	Stanley Black & Decker, Inc.	384,651
1,323	Stericycle, Inc.(c)	93,735
4,108	Textron, Inc.	216,656
746	TransDigm Group, Inc.	207,015
12,438	Union Pacific Corp.	1,440,196
4,017	United Continental Holdings, Inc.(c)	234,914
10,701	United Parcel Service, Inc., Class B	1,257,689
1,310	United Rentals, Inc.(c)	185,339
11,543	United Technologies Corp.	1,382,390
2,415	Verisk Analytics, Inc.(c)	205,396
818	W.W. Grainger, Inc.	161,719
6,293	Waste Management, Inc.	517,096
2,789	Xylem, Inc.	185,552

		34,351,126

	Information Technology—24.6%
9,597	Accenture PLC, Class A	1,366,229
11,725	Activision Blizzard, Inc.	767,870
7,665	Adobe Systems, Inc.(c)	1,342,601
12,504	Advanced Micro Devices, Inc.(c)	137,356
2,666	Akamai Technologies, Inc.(c)	139,298
746	Alliance Data Systems Corp.	166,903
4,629	Alphabet, Inc., Class A(c)	4,781,942
4,687	Alphabet, Inc., Class C(c)	4,764,992
4,750	Amphenol Corp., Class A	413,250
5,715	Analog Devices, Inc.	521,779
1,314	ANSYS, Inc.(c)	179,637
80,252	Apple, Inc.	13,565,798
16,567	Applied Materials, Inc.	934,876
3,404	Autodesk, Inc.(c)	425,364
6,908	Automatic Data Processing, Inc.	803,124
6,320	Broadcom Ltd.	1,667,911
4,908	CA, Inc.	158,921
4,351	Cadence Design Systems, Inc.(c)	187,789
77,690	Cisco Systems, Inc.	2,653,113
2,233	Citrix Systems, Inc.(c)	184,468
9,176	Cognizant Technology Solutions Corp., Class A	694,348
14,033	Corning, Inc.	439,373
2,537	CSRA, Inc.	81,159
4,427	DXC Technology Co.	405,159
15,468	eBay, Inc.(c)	582,216
4,799	Electronic Arts, Inc.(c)	573,960
985	F5 Networks, Inc.(c)	119,451
36,831	Facebook, Inc., Class A(c)	6,631,790
5,166	Fidelity National Information Services, Inc.	479,198
3,273	Fiserv, Inc.(c)	423,624
2,132	FLIR Systems, Inc.	99,820
1,411	Gartner, Inc.(c)	176,812
2,371	Global Payments, Inc.	246,465
1,860	Harris Corp.	259,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
25,525	Hewlett Packard Enterprise Co.	$355,308
25,950	HP, Inc.	559,223
73,006	Intel Corp.	3,321,043
13,465	International Business Machines Corp.	2,074,418
3,779	Intuit, Inc.	570,705
5,906	Juniper Networks, Inc.	146,646
2,437	KLA-Tencor Corp.	265,365
2,522	Lam Research Corp.	526,014
14,513	Mastercard, Inc., Class A	2,159,099
3,617	Microchip Technology, Inc.	342,892
17,312	Micron Technology, Inc.(c)	767,095
119,669	Microsoft Corp.	9,954,067
2,525	Motorola Solutions, Inc.	228,614
4,193	NetApp, Inc.	186,253
9,326	NVIDIA Corp.	1,928,710
46,921	Oracle Corp.	2,388,279
4,967	Paychex, Inc.	316,845
17,565	PayPal Holdings, Inc.(c)	1,274,516
1,973	Qorvo, Inc.(c)	149,573
22,953	QUALCOMM, Inc.	1,170,833
2,756	Red Hat, Inc.(c)	333,007
10,610	salesforce.com, inc.(c)	1,085,827
4,476	Seagate Technology PLC	165,478
2,852	Skyworks Solutions, Inc.	324,729
9,546	Symantec Corp.	310,245
2,338	Synopsys, Inc.(c)	202,284
5,491	TE Connectivity Ltd.	499,516
15,379	Texas Instruments, Inc.	1,486,996
2,609	Total System Services, Inc.	187,978
1,332	VeriSign, Inc.(c)	143,217
28,422	Visa, Inc., Class A	3,125,852
4,581	Western Digital Corp.	408,946
7,212	Western Union Co. (The)	143,230
3,318	Xerox Corp.	100,569
3,866	Xilinx, Inc.	284,886

		83,863,989

	Materials—3.0%
3,385	Air Products & Chemicals, Inc.	539,671
1,720	Albemarle Corp.	242,331
1,378	Avery Dennison Corp.	146,302
5,467	Ball Corp.	234,698
3,625	CF Industries Holdings, Inc.	137,677
36,253	DowDuPont, Inc.	2,621,454
2,247	Eastman Chemical Co.	204,050
4,044	Ecolab, Inc.	528,389
2,086	FMC Corp.	193,706
20,910	Freeport-McMoRan, Inc.(c)	292,322
1,227	International Flavors & Fragrances, Inc.	180,884
6,415	International Paper Co.	367,387
5,047	LyondellBasell Industries NV, Class A	522,516
974	Martin Marietta Materials, Inc.	211,212
6,822	Monsanto Co.	826,144
5,455	Mosaic Co. (The)	121,865
8,284	Newmont Mining Corp.	299,549
4,961	Nucor Corp.	286,895
1,468	Packaging Corp. of America	170,684

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
3,985	PPG Industries, Inc.	$463,216
4,449	Praxair, Inc.	650,088
2,955	Sealed Air Corp.	130,700
1,275	Sherwin-Williams Co. (The)	503,816
2,058	Vulcan Materials Co.	250,562
3,947	WestRock Co.	242,070

		10,368,188

	Real Estate—3.0%
1,457	Alexandria Real Estate Equities, Inc. REIT	180,610
6,670	American Tower Corp. REIT	958,279
2,440	Apartment Investment & Management Co., Class A REIT	107,311
2,145	AvalonBay Communities, Inc. REIT	388,953
2,399	Boston Properties, Inc. REIT	290,711
4,670	CBRE Group, Inc., Class A(c)	183,624
6,315	Crown Castle International Corp. REIT	676,210
3,175	Digital Realty Trust, Inc. REIT	376,047
5,526	Duke Realty Corp. REIT	157,380
1,211	Equinix, Inc. REIT	561,299
5,710	Equity Residential REIT	384,055
1,022	Essex Property Trust, Inc. REIT	268,203
1,952	Extra Space Storage, Inc. REIT	159,264
1,126	Federal Realty Investment Trust REIT	135,706
9,731	GGP, Inc. REIT	189,365
7,287	HCP, Inc. REIT	188,296
11,501	Host Hotels & Resorts, Inc. REIT	224,960
4,104	Iron Mountain, Inc. REIT	164,160
6,617	Kimco Realty Corp. REIT	120,165
1,696	Macerich Co. (The) REIT	92,602
1,767	Mid-America Apartment Communities, Inc. REIT	180,852
8,262	Prologis, Inc. REIT	533,560
2,329	Public Storage REIT	482,685
4,259	Realty Income Corp. REIT	228,581
2,304	Regency Centers Corp. REIT	141,811
1,869	SBA Communications Corp. REIT(c)	293,769
4,831	Simon Property Group, Inc. REIT	750,399
1,537	SL Green Realty Corp. REIT	147,060
4,160	UDR, Inc. REIT	161,366
5,532	Ventas, Inc. REIT	347,133
2,681	Vornado Realty Trust REIT	200,700
5,733	Welltower, Inc. REIT	383,882
11,696	Weyerhaeuser Co. REIT	420,003

		10,079,001

	Telecommunication Services—1.9%
95,401	AT&T, Inc.	3,210,244
15,091	CenturyLink, Inc.	286,578
63,384	Verizon Communications, Inc.	3,034,192

		6,531,014

	Utilities—3.2%
10,262	AES Corp. (The)	109,085
3,592	Alliant Energy Corp.	155,390
3,767	Ameren Corp.	233,516
7,642	American Electric Power Co., Inc.	568,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
2,770	American Water Works Co., Inc.	$243,095
6,697	CenterPoint Energy, Inc.	198,097
4,378	CMS Energy Corp.	211,764
4,816	Consolidated Edison, Inc.	414,417
9,987	Dominion Energy, Inc.	810,345
2,786	DTE Energy Co.	307,742
10,877	Duke Energy Corp.	960,548
5,066	Edison International	405,027
2,788	Entergy Corp.	240,493
4,923	Eversource Energy	308,377
14,918	Exelon Corp.	599,853
6,907	FirstEnergy Corp.	227,586
7,275	NextEra Energy, Inc.	1,128,134
5,067	NiSource, Inc.	133,617
4,668	NRG Energy, Inc.	116,700
7,967	PG&E Corp.	460,254
1,737	Pinnacle West Capital Corp.	152,352
10,616	PPL Corp.	398,737
7,862	Public Service Enterprise Group, Inc.	386,810
2,218	SCANA Corp.	95,684
3,903	Sempra Energy	458,602
15,530	Southern Co. (The)	810,666

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
4,902	WEC Energy Group, Inc.	$330,346
7,891	Xcel Energy, Inc.	390,762

		10,856,640

	Total Investments in Securities (Cost $278,696,461)—100.7%	342,774,839
	Other assets less liabilities—(0.7)%	(2,330,110)

	Net Assets—100.0%	$340,444,729

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Except as otherwise noted, a portion of the securities in the Fund are subject to covered call options written. See Note 2I.
(c)	Non-income producing security.
(d)	Security not subject to call options written.
(e)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

Open Exchange-Traded Options Written—Equity Risk
Description	Type of Contract	Expiration Date	Exercise Price	Number of Contracts	Premiums Received	Notional Value*	Value	Unrealized Appreciation
S&P 500 Index	Call	November-2017	$2,570	1,330	$(2,393,669)	$341,810,000	$(2,380,700)	$12,969

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® Quality Portfolio (SPHQ)

October 31, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Industrials	22.3
Information Technology	19.6
Consumer Discretionary	16.5
Consumer Staples	14.2
Health Care	13.7
Materials	6.0
Financials	4.8
Real Estate	2.1
Energy	0.8
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.5%
96,191	Best Buy Co., Inc.	$5,384,772
12,262	Chipotle Mexican Grill, Inc.(b)	3,334,038
57,497	Darden Restaurants, Inc.	4,730,278
91,777	Delphi Automotive PLC	9,120,798
43,649	Foot Locker, Inc.	1,312,962
84,393	Gap, Inc. (The)	2,193,374
36,022	Garmin Ltd.	2,039,205
43,390	Genuine Parts Co.	3,828,300
36,068	Hasbro, Inc.	3,339,536
394,748	Home Depot, Inc. (The)	65,441,324
43,021	Leggett & Platt, Inc.	2,033,173
54,747	Michael Kors Holdings Ltd.(b)	2,672,201
408,069	NIKE, Inc., Class B	22,439,714
78,843	Omnicom Group, Inc.	5,297,461
36,904	O’Reilly Automotive, Inc.(b)	7,784,899
158,785	Ross Stores, Inc.	10,081,260
28,987	Scripps Networks Interactive, Inc., Class A	2,414,037
505,325	Starbucks Corp.	27,712,023
164,615	Target Corp.	9,718,870
252,579	TJX Cos., Inc. (The)	17,630,014
18,848	Ulta Beauty, Inc.(b)	3,803,338
106,897	VF Corp.	7,445,376

		219,756,953

	Consumer Staples—14.2%
729,853	Altria Group, Inc.	46,871,160
75,301	Brown-Forman Corp., Class B	4,293,663
164,040	Conagra Brands, Inc.	5,603,606
168,080	General Mills, Inc.	8,726,714
33,499	McCormick & Co., Inc.	3,334,155
729,362	Procter & Gamble Co. (The)	62,973,115
260,381	Walgreens Boots Alliance, Inc.	17,255,449

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
459,307	Wal-Mart Stores, Inc.	$40,102,094

		189,159,956

	Energy—0.8%
162,528	Baker Hughes a GE Co.	5,108,255
207,787	TechnipFMC PLC (United Kingdom)(b)	5,691,286

		10,799,541

	Financials—4.8%
67,558	Ameriprise Financial, Inc.	10,575,529
17,151	Assurant, Inc.	1,726,248
106,016	Franklin Resources, Inc.	4,466,454
119,277	Invesco Ltd.(c)	4,268,924
107,888	S&P Global, Inc.	16,881,236
488,907	U.S. Bancorp	26,586,763

		64,505,154

	Health Care—13.7%
107,057	Allergan PLC	18,973,712
229,921	Baxter International, Inc.	14,823,007
573,997	Bristol-Myers Squibb Co.	35,392,655
83,372	Hologic, Inc.(b)	3,155,630
46,882	Humana, Inc.	11,971,319
495,185	Johnson & Johnson	69,033,741
73,406	McKesson Corp.	10,121,219
9,847	Mettler-Toledo International, Inc.(b)	6,721,857
86,825	Vertex Pharmaceuticals, Inc.(b)	12,696,420

		182,889,560

	Industrials—22.3%
215,687	3M Co.	49,648,991
144,897	Arconic, Inc.	3,639,813
204,867	Boeing Co. (The)	52,851,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P 500® Quality Portfolio (SPHQ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
223,878	Delta Air Lines, Inc.	$11,200,616
215,034	Emerson Electric Co.	13,861,092
59,389	Expeditors International of Washington, Inc.	3,467,130
90,447	Fastenal Co.	4,248,296
88,767	Fortive Corp.	6,414,303
86,948	General Dynamics Corp.	17,648,705
2,339,071	General Electric Co.	47,155,671
96,002	Illinois Tool Works, Inc.	15,026,233
82,519	Ingersoll-Rand PLC	7,311,183
26,118	J.B. Hunt Transport Services, Inc.	2,778,694
38,528	Jacobs Engineering Group, Inc.	2,242,715
57,036	Northrop Grumman Corp.	16,855,849
101,033	Raytheon Co.	18,206,147
43,498	Robert Half International, Inc.	2,251,891
40,860	Rockwell Automation, Inc.	8,205,505
51,118	Rockwell Collins, Inc.	6,931,601
59,361	Verisk Analytics, Inc.(b)	5,048,653
17,355	W.W. Grainger, Inc.	3,431,083

		298,425,760

	Information Technology—19.6%
354,533	Applied Materials, Inc.	20,006,297
161,225	Automatic Data Processing, Inc.	18,744,019
45,802	Citrix Systems, Inc.(b)	3,783,703
333,262	Corning, Inc.	10,434,433
30,653	F5 Networks, Inc.(b)	3,717,289
38,544	Harris Corp.	5,369,950
593,094	Hewlett Packard Enterprise Co.	8,255,868
254,793	International Business Machines Corp.	39,253,410
121,571	Intuit, Inc.	18,359,652
59,783	KLA-Tencor Corp.	6,509,771
55,140	Lam Research Corp.	11,500,550
355,241	Mastercard, Inc., Class A	52,849,204
102,937	NetApp, Inc.	4,572,462
112,722	Paychex, Inc.	7,190,536
65,413	Red Hat, Inc.(b)	7,903,853
357,345	Texas Instruments, Inc.	34,551,688
75,454	Xerox Corp.	2,287,011
92,667	Xilinx, Inc.	6,828,631

		262,118,327

	Materials—6.0%
82,564	Air Products & Chemicals, Inc.	13,163,178
50,296	Albemarle Corp.	7,086,203
418,722	Freeport-McMoRan, Inc.(b)	5,853,734
115,987	LyondellBasell Industries NV, Class A	12,008,134
131,391	Monsanto Co.	15,911,450
165,005	Newmont Mining Corp.	5,966,581
76,165	PPG Industries, Inc.	8,853,420
27,433	Sherwin-Williams Co. (The)	10,840,150

		79,682,850

	Real Estate—2.1%
92,687	CBRE Group, Inc., Class A(b)	3,644,453
103,595	Equity Residential REIT	6,967,800
167,448	HCP, Inc. REIT	4,326,856
50,138	Public Storage REIT	10,391,101

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
31,036	SL Green Realty Corp. REIT	$2,969,524

		28,299,734

	Total Investments in Securities (Cost $1,212,392,104)—100.0%	1,335,637,835
	Other assets less liabilities—0.0%	223,013

	Net Assets—100.0%	$1,335,860,848

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Water Resources Portfolio (PHO)

October 31, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Machinery	27.2
Water Utilities	14.4
Chemicals	9.7
Industrial Conglomerates	8.3
Health Care Equipment & Supplies	8.2
Life Sciences Tools & Services	7.9
Trading Companies & Distributors	7.9
Building Products	5.8
Construction & Engineering	4.7
Commercial Services & Supplies	3.0
Electronic Equipment, Instruments & Components	2.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Building Products—5.8%
577,911	A.O. Smith Corp.	$34,212,331
805,734	Advanced Drainage Systems, Inc.	15,752,100

		49,964,431

	Chemicals—9.7%
971,501	Calgon Carbon Corp.	21,081,572
482,869	Ecolab, Inc.	63,091,663

		84,173,235

	Commercial Services & Supplies—3.0%
537,611	Tetra Tech, Inc.	26,477,342

	Construction & Engineering—4.7%
361,606	Aegion Corp.(b)	8,421,804
198,662	Layne Christensen Co.(b)	2,624,325
189,745	Valmont Industries, Inc.	30,150,480

		41,196,609

	Electronic Equipment, Instruments & Components—2.9%
128,086	Badger Meter, Inc.	5,610,167
245,842	Itron, Inc.(b)	19,212,552

		24,822,719

	Health Care Equipment & Supplies—8.2%
771,594	Danaher Corp.	71,194,979

	Industrial Conglomerates—8.3%
279,054	Roper Technologies, Inc.	72,043,371

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life Sciences Tools & Services—7.9%
350,821	Waters Corp.(b)	$68,778,457

	Machinery—27.2%
625,800	Energy Recovery, Inc.(b)	4,824,918
245,853	Franklin Electric Co., Inc.	11,186,312
81,878	Gorman-Rupp Co. (The)	2,618,458
273,719	IDEX Corp.	35,093,513
126,624	Lindsay Corp.	11,593,693
247,445	Mueller Industries, Inc.	8,598,714
1,466,609	Mueller Water Products, Inc., Class A	17,511,311
518,665	Pentair PLC (United Kingdom)	36,545,136
1,160,371	Rexnord Corp.(b)	29,612,668
521,776	Toro Co. (The)	32,793,622
174,535	Watts Water Technologies, Inc., Class A	11,763,659
518,506	Xylem, Inc.	34,496,204

		236,638,208

	Trading Companies & Distributors—7.9%
1,932,924	HD Supply Holdings, Inc.(b)	68,406,180

	Water Utilities—14.4%
186,089	American States Water Co.	10,002,284
397,815	American Water Works Co., Inc.	34,912,244
814,530	Aqua America, Inc.	28,899,524
39,292	Artesian Resources Corp., Class A	1,596,041
226,110	California Water Service Group	9,496,620
2,808,646	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	25,614,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Water Resources Portfolio (PHO) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Water Utilities (continued)
60,541	Connecticut Water Service, Inc.	$3,754,753
85,650	Consolidated Water Co. Ltd. (Cayman Islands)	1,053,495
77,177	Middlesex Water Co.	3,355,656
102,383	SJW Corp.	6,072,336

		124,757,805

	Total Common Stocks and Other Equity Interests (Cost $636,517,130)	868,453,336

	Money Market Fund—0.1%
1,110,936	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $1,110,936)	1,110,936

	Total Investments in Securities (Cost $637,628,066)—100.1%	869,564,272
	Other assets less liabilities—(0.1)%	(561,429)

	Net Assets—100.0%	$869,002,843

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Semiconductors & Semiconductor Equipment	34.8
Electrical Equipment	18.5
Independent Power & Renewable Electricity Producers	12.7
Construction & Engineering	9.6
Electronic Equipment, Instruments & Components	7.1
Chemicals	5.9
Aerospace & Defense	3.3
Auto Components	2.8
Automobiles	2.7
Oil, Gas & Consumable Fuels	2.3
Commercial Services & Supplies	0.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—3.3%
60,559	Hexcel Corp.	$3,675,326

	Auto Components—2.8%
91,149	Gentherm, Inc.(b)	3,053,491

	Automobiles—2.7%
8,902	Tesla, Inc.(b)	2,951,280

	Chemicals—5.9%
18,580	Air Products & Chemicals, Inc.	2,962,209
57,983	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,463,905

		6,426,114

	Commercial Services & Supplies—0.3%
91,409	Aqua Metals, Inc.(b)(c)	363,808

	Construction & Engineering—9.6%
434,939	Ameresco, Inc., Class A(b)	3,349,030
120,772	MYR Group, Inc.(b)	3,851,419
89,179	Quanta Services, Inc.(b)	3,364,724

		10,565,173

	Electrical Equipment—18.5%
127,336	American Superconductor Corp.(b)	534,811
639,680	Ballard Power Systems, Inc. (Canada)(b)(c)	3,198,400
284,383	FuelCell Energy, Inc.(b)(c)	622,799

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
178,407	General Cable Corp.	$3,737,627
63,196	Hydrogenics Corp. (Canada)(b)(c)	625,640
77,442	LSI Industries, Inc.	538,222
1,237,535	Plug Power, Inc.(b)(c)	3,526,975
616,437	Sunrun, Inc.(b)(c)	3,538,348
161,146	TPI Composites, Inc.(b)	4,036,707

		20,359,529

	Electronic Equipment, Instruments & Components—7.1%
44,187	Itron, Inc.(b)	3,453,214
102,378	Maxwell Technologies, Inc.(b)	493,462
26,629	Universal Display Corp.	3,901,149

		7,847,825

	Independent Power & Renewable Electricity Producers—12.7%
161,093	Atlantica Yield PLC (Spain)	3,605,261
60,265	Ormat Technologies, Inc.	3,913,006
125,315	Pattern Energy Group, Inc.	2,891,017
345,871	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)	601,816
179,869	TerraForm Power, Inc., Class A(c)	2,415,641
129,592	US Geothermal, Inc.(b)	498,929

		13,925,670

	Oil, Gas & Consumable Fuels—2.3%
210,891	Renewable Energy Group, Inc.(b)	2,551,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares WilderHill Clean Energy Portfolio (PBW) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment—34.8%
43,688	Advanced Energy Industries, Inc.(b)	$3,701,247
216,302	Canadian Solar, Inc. (Canada)(b)(c)	3,809,078
122,809	Cree, Inc.(b)	4,384,281
126,347	Daqo New Energy Corp. ADR (China)(b)(c)	4,763,282
74,008	First Solar, Inc.(b)	4,057,119
461,366	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	3,690,928
461,366	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,437,177
120,060	SolarEdge Technologies, Inc.(b)	3,943,971
487,971	SunPower Corp.(b)(c)	3,474,354
163,745	Veeco Instruments, Inc.(b)	2,955,597

		38,217,034

	Total Common Stocks and Other Equity Interests (Cost $89,258,846)	109,937,031

	Money Market Fund—0.1%
82,611	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $82,611)	82,611

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $89,341,457)—100.1%	110,019,642

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—18.0%
19,797,596	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $19,797,596)	19,797,596

	Total Investments in Securities (Cost $109,139,053)—118.1%	129,817,238
	Other assets less liabilities—(18.1)%	(19,878,782)

	Net Assets—100.0%	$109,938,456

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Oil, Gas & Consumable Fuels	19.6
Machinery	16.9
Electrical Equipment	13.4
Chemicals	8.5
Building Products	8.4
Commercial Services & Supplies	6.5
Electric Utilities	5.0
Auto Components	3.3
Food & Staples Retailing	3.2
Automobiles	2.7
Electronic Equipment, Instruments & Components	2.7
Construction & Engineering	2.5
Mortgage REITs	2.5
Energy Equipment & Services	2.4
Independent Power & Renewable Electricity Producers	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Components—3.3%
21,924	Kandi Technologies Group, Inc. (China)(b)(c)	$160,045
9,854	Tenneco, Inc.	572,616

		732,661

	Automobiles—2.7%
18,881	Tata Motors Ltd. ADR (India)(c)	618,542

	Building Products—8.4%
9,748	A.O. Smith Corp.	577,082
12,517	Apogee Enterprises, Inc.	597,436
8,508	Owens Corning	703,526

		1,878,044

	Chemicals—8.5%
4,627	Albemarle Corp.	651,898
6,933	FMC Corp.	643,798
12,570	Methanex Corp. (Canada)	612,788

		1,908,484

	Commercial Services & Supplies—6.5%
13,471	CECO Environmental Corp.	118,141
40,986	Covanta Holding Corp.	659,875

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies (continued)
31,135	Heritage-Crystal Clean, Inc.(c)	$608,689
13,720	Hudson Technologies, Inc.(c)	81,222

		1,467,927

	Construction & Engineering—2.5%
13,049	MasTec, Inc.(c)	568,284

	Electric Utilities—5.0%
11,870	Avangrid, Inc.	614,035
216,693	Cia Energetica de Minas Gerais ADR (Brazil)(b)	513,562

		1,127,597

	Electrical Equipment—13.4%
3,468	Acuity Brands, Inc.	579,850
8,290	Eaton Corp. PLC	663,366
9,040	Emerson Electric Co.	582,718
8,739	EnerSys	606,224
7,288	Regal Beloit Corp.	591,421

		3,023,579

	Electronic Equipment, Instruments & Components—2.7%
19,561	Corning, Inc.	612,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares WilderHill Progressive Energy Portfolio (PUW) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy Equipment & Services—2.4%
81,758	McDermott International, Inc.(c)	$541,238

	Food & Staples Retailing—3.2%
18,993	Andersons, Inc. (The)	711,288

	Independent Power & Renewable Electricity Producers—2.4%
28,524	NRG Yield, Inc., Class C	530,546

	Machinery—16.9%
12,581	Altra Industrial Motion Corp.	602,630
15,595	Chart Industries, Inc.(c)	678,382
9,880	ESCO Technologies, Inc.	572,546
8,945	Luxfer Holdings PLC ADR (United Kingdom)	110,739
11,522	Lydall, Inc.(c)	665,972
3,950	WABCO Holdings, Inc.(c)	582,902
7,488	Woodward, Inc.	579,047

		3,792,218

	Mortgage REITs—2.5%
23,198	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	558,144

	Oil, Gas & Consumable Fuels—19.6%
147,123	Chesapeake Energy Corp.(b)(c)	573,780
45,086	Clean Energy Fuels Corp.(c)	105,952
78,215	Cosan Ltd., Class A (Brazil)	679,688
27,131	Golar LNG Ltd. (Bermuda)	573,278
31,594	Green Plains, Inc.	581,329
19,616	Pacific Ethanol, Inc.(c)	94,157
33,434	Range Resources Corp.	605,490
6,837	REX American Resources Corp.(c)	602,887
105,054	Southwestern Energy Co.(c)	583,050

		4,399,611

	Total Common Stocks and Other Equity Interests (Cost $17,798,601)	22,470,618

	Money Market Fund—0.3%
56,563	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $56,563)	56,563

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $17,855,164)—100.3%	22,527,181

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.0%
1,134,081	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $1,134,081)	$1,134,081

	Total Investments in Securities (Cost $18,989,245)—105.3%	23,661,262
	Other assets less liabilities—(5.3)%	(1,181,874)

	Net Assets—100.0%	$22,479,388

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

October 31, 2017

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$826,416,065	$132,927,803	$1,477,261,977	$278,582,875
Affiliated investments in securities, at value	265,601	2,479,365	25,916,161	58,750,356
Other investments:
Unrealized appreciation on swap agreements	—	—	—	15,487
Cash	—	—	—	799,632
Cash segregated as collateral	—	—	—	15,251
Foreign currencies, at value	—	—	—	64,048
Receivables:
Dividends	440,645	25,203	132,533	104,672
Foreign tax reclaims	—	141,226	—	764,988
Securities lending	—	10,983	1,261	30,094
Investments sold	—	—	—	9,047,427
Receivable for swaps	—	—	—	86,409
Shares sold	—	—	—	14,554
Other assets	422	422	—	—

Total Assets	827,122,733	135,585,002	1,503,311,932	348,275,793

Liabilities:
Other investments:
Open written options, at value	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	431,912
Due to custodian	216	75,742	—	—
Payables:
Collateral upon receipt of securities in-kind	—	—	—	15,251
Investments purchased	—	—	—	15,053
Collateral upon return of securities loaned	—	2,479,365	25,151,155	27,511,581
Payable for swaps	—	—	—	3,107
Accrued advisory fees	345,526	54,795	614,000	129,837
Accrued trustees’ and officer’s fees	40,821	33,978	98,094	52,787
Accrued expenses	192,912	69,962	654,838	255,497

Total Liabilities	579,475	2,713,842	26,518,087	28,415,025

Net Assets	$826,543,258	$132,871,160	$1,476,793,845	$319,860,768

Net Assets Consist of:
Shares of beneficial interest	$666,812,716	$156,943,735	$1,456,897,897	$399,378,716
Undistributed net investment income	(1,983,986)	(34,301)	(1,015,768)	(13,572,435)
Undistributed net realized gain (loss)	(16,429,365)	(68,459,664)	(291,747,527)	(107,052,552)
Net unrealized appreciation	178,143,893	44,421,390	312,659,243	41,107,039

Net Assets	$826,543,258	$132,871,160	$1,476,793,845	$319,860,768

Shares outstanding (unlimited amount authorized, $0.01 par value)	15,750,000	3,100,000	29,100,000	25,050,000
Net asset value	$52.48	$42.86	$50.75	$12.77

Market price	$52.49	$43.06	$50.77	$12.83

Unaffiliated investments in securities, at cost	$648,272,172	$88,507,848	$1,164,602,734	$237,023,468

Affiliated investments in securities, at cost	$265,601	$2,479,365	$25,916,161	$58,750,356

Foreign currencies, at cost	$—	$—	$—	$64,050

Premium received on written options	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$2,333,069	$23,912,816	$26,571,539

(b)	Shares outstanding, net asset value and market price reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017. See Note 12.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)

$226,561,982	$342,548,503	$1,331,368,911	$868,453,336	$109,937,031		$22,470,618
24,085,299	226,336	4,268,924	1,110,936	19,880,207		1,190,644

—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—

28,588	282,770	1,523,301	260,580	25,134		22,207
—	—	—	—	—		4,263
91,234	—	—	—	102,177		2,812
5,959,980	24,953	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	2,088		812

256,727,083	343,082,562	1,337,161,136	869,824,852	129,946,637		23,691,356

—	2,380,700	—	—	—		—
—	—	—	—	—		—
—	46,791	403,282	—	2,896		—

—	—	—	—	—		—
5,887,968	—	—	—	—		—
23,969,956	—	—	—	19,797,596		1,134,081
—	—	—	—	—		—
99,426	210,342	242,241	365,973	37,443		2,400
55,328	—	51,742	139,094	71,980		28,374
167,231	—	603,023	316,942	98,266		47,113

30,179,909	2,637,833	1,300,288	822,009	20,008,181		1,211,968

$226,547,174	$340,444,729	$1,335,860,848	$869,002,843	$109,938,456		$22,479,388

$470,747,329	$320,295,603	$1,228,153,953	$1,197,312,779	$1,226,864,430		$53,192,047
(1,844,610)	(11,686,444)	2,751,329	50,112	41,555		(18,419)
(286,661,036)	(32,255,777)	(18,290,165)	(560,296,254)	(1,137,645,714)		(35,366,257)
44,305,491	64,091,347	123,245,731	231,936,206	20,678,185		4,672,017

$226,547,174	$340,444,729	$1,335,860,848	$869,002,843	$109,938,456		$22,479,388

5,300,000	15,250,000	45,850,000	29,700,000	4,468,273	(b)	850,000
$42.74	$22.32	$29.14	$29.26	$24.60	(b)	$26.45

$42.76	$22.35	$29.14	$29.27	$24.62	(b)	$26.48

$182,256,491	$278,470,321	$1,208,264,450	$636,517,130	$89,258,846		$17,798,601

$24,085,299	$226,140	$4,127,654	$1,110,936	$19,880,207		$1,190,644

$—	$—	$—	$—	$—		$—

$—	$2,393,669	$—	$—	$—		$—

$23,566,685	$—	$—	$—	$19,049,342		$1,111,283

29

Statements of Operations

For the six months ended October 31, 2017

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Investment Income:
Unaffiliated dividend income	$5,182,387	$452,998	$7,710,527	$6,584,438
Affiliated dividend income	2,633	347	4,990	129,496
Non-cash dividend income	—	—	—	—
Securities lending income	—	103,784	1,261	170,309
Foreign withholding tax	(13,425)	(22,184)	—	(460,109)

Total Income	5,171,595	534,945	7,716,778	6,424,134

Expenses:
Advisory fees	1,728,308	283,049	3,535,281	760,918
Sub-licensing fees	207,393	42,457	707,051	152,183
Accounting & administration fees	40,041	18,661	133,631	25,836
Trustees’ and officer’s fees	22,429	16,259	50,737	23,322
Professional fees	14,642	13,182	23,004	16,362
Custodian & transfer agent fees	5,427	6,084	9,344	13,001
Other expenses	27,384	11,778	59,207	35,379

Total Expenses	2,045,624	391,470	4,518,255	1,027,001

Less: Waivers	(577)	(9,421)	(1,107)	(27,641)

Net Expenses	2,045,047	382,049	4,517,148	999,360

Net Investment Income	3,126,548	152,896	3,199,630	5,424,774

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(360,793)	(281,654)	(21,073,290)	(6,506,796)
In-kind redemptions	10,140,671	—	72,684,365	6,790,821
Swap agreements	—	—	—	3,532,497
Written options	—	—	—	—
Foreign currencies	—	22,274	—	83,167

Net realized gain (loss)	9,779,878	(259,380)	51,611,075	3,899,689

Change in net unrealized appreciation (depreciation) on:
Investment securities	101,701,160	17,849,380	93,472,827	23,129,784
Swap agreements	—	—	—	(1,604,876)
Written options	—	—	—	—
Foreign currencies	—	4,466	—	(49,853)

Net change in unrealized appreciation (depreciation)	101,701,160	17,853,846	93,472,827	21,475,055

Net realized and unrealized gain	111,481,038	17,594,466	145,083,902	25,374,744

Net increase in net assets resulting from operations	$114,607,586	$17,747,362	$148,283,532	$30,799,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$1,037,040	$3,364,896	$16,336,309	$3,801,233	$847,739	$144,833
719	6,984	38,144	2,824	761	178
646,293	—	—	—	—	—
455,086	—	—	—	743,791	17,493
(74,368)	—	—	—	(16,429)	(5,505)

2,064,770	3,371,880	16,374,453	3,804,057	1,575,862	156,999

499,257	1,216,453	1,873,447	2,055,849	254,318	59,756
99,851	—	300,569	308,379	50,863	11,984
18,661	—	105,039	70,184	18,661	18,661
23,059	—	31,169	54,166	27,680	13,581
16,104	—	20,425	16,899	13,319	12,877
44,912	—	14,930	29,088	18,003	2,593
15,066	—	37,340	43,944	22,985	8,497

716,910	1,216,453	2,382,919	2,578,509	405,829	127,949

(18,113)	(785)	(510,386)	(582)	(49,971)	(44,295)

698,797	1,215,668	1,872,533	2,577,927	355,858	83,654

1,365,973	2,156,212	14,501,920	1,226,130	1,220,004	73,345

(4,840,369)	(1,532,268)	(15,627,121)	(953,801)	(5,493,816)	(62,326)
10,011,108	7,944,294	80,080,924	33,140,374	6,386,728	961,386
—	—	—	—	—	—
—	(13,614,595)	—	—	—	—
—	—	—	—	—	—

5,170,739	(7,202,569)	64,453,803	32,186,573	892,912	899,060

26,177,913	19,259,217	3,605,588	44,658,688	16,008,192	(430,266)
—	—	—	—	—	—
—	1,595,241	—	—	—	—
—	—	—	—	—	—

26,177,913	20,854,458	3,605,588	44,658,688	16,008,192	(430,266)

31,348,652	13,651,889	68,059,391	76,845,261	16,901,104	468,794

$32,714,625	$15,808,101	$82,561,311	$78,071,391	$18,121,108	$542,139

31

Statements of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares Cleantech™ Portfolio (PZD)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$3,126,548	$5,749,080	$152,896	$1,413,253
Net realized gain (loss)	9,779,878	18,408,707	(259,380)	2,758,924
Net change in unrealized appreciation	101,701,160	57,669,292	17,853,846	12,795,643

Net increase in net assets resulting from operations	114,607,586	81,827,079	17,747,362	16,967,820

Distributions to Shareholders from:
Net investment income	(5,279,274)	(5,934,618)	(957,813)	(820,687)

Shareholder Transactions:
Proceeds from shares sold	174,661,322	277,012,088	23,442,540	10,079,801
Value of shares repurchased	(26,595,866)	(82,489,845)	—	(5,053,738)

Net increase (decrease) in net assets resulting from shares transactions	148,065,456	194,522,243	23,442,540	5,026,063

Increase (Decrease) in Net Assets	257,393,768	270,414,704	40,232,089	21,173,196

Net Assets:
Beginning of period	569,149,490	298,734,786	92,639,071	71,465,875

End of period	$826,543,258	$569,149,490	$132,871,160	$92,639,071

Undistributed net investment income at end of period	$(1,983,986)	$168,740	$(34,301)	$770,616

Changes in Shares Outstanding:
Shares sold	3,600,000	6,600,000	600,000	300,000
Shares repurchased	(550,000)	(2,100,000)	—	(150,000)
Shares outstanding, beginning of period	12,700,000	8,200,000	2,500,000	2,350,000

Shares outstanding, end of period	15,750,000	12,700,000	3,100,000	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares DWA Momentum Portfolio (PDP)		PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$3,199,630	$9,225,539	$5,424,774	$10,335,822	$1,365,973	$907,113
51,611,075	74,376,137	3,899,689	(2,263,957)	5,170,739	7,416,646
93,472,827	101,474,027	21,475,055	45,967,021	26,177,913	15,838,871

148,283,532	185,075,703	30,799,518	54,038,886	32,714,625	24,162,630

(4,158,386)	(11,481,353)	(18,726,521)	(11,056,794)	(1,449,820)	(2,659,581)

305,358,173	671,193,039	42,146,308	28,301,549	60,425,081	16,535,584
(389,759,306)	(865,740,010)	(20,501,863)	(111,064,844)	(18,602,273)	(47,827,306)

(84,401,133)	(194,546,971)	21,644,445	(82,763,295)	41,822,808	(31,291,722)

59,724,013	(20,952,621)	33,717,442	(39,781,203)	73,087,613	(9,788,673)

1,417,069,832	1,438,022,453	286,143,326	325,924,529	153,459,561	163,248,234

$1,476,793,845	$1,417,069,832	$319,860,768	$286,143,326	$226,547,174	$153,459,561

$(1,015,768)	$(57,012)	$(13,572,435)	$(270,688)	$(1,844,610)	$(1,760,763)

6,400,000	15,600,000	3,350,000	2,500,000	1,450,000	500,000
(8,200,000)	(20,200,000)	(1,650,000)	(10,350,000)	(450,000)	(1,550,000)
30,900,000	35,500,000	23,350,000	31,200,000	4,300,000	5,350,000

29,100,000	30,900,000	25,050,000	23,350,000	5,300,000	4,300,000

33

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® Quality Portfolio (SPHQ)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$2,156,212	$3,961,260	$14,501,920	$22,596,465
Net realized gain (loss)	(7,202,569)	(6,258,343)	64,453,803	23,284,253
Net change in unrealized appreciation (depreciation)	20,854,458	34,864,849	3,605,588	92,945,130

Net increase in net assets resulting from operations	15,808,101	32,567,766	82,561,311	138,825,848

Distributions to Shareholders from:
Net investment income	(14,195,555)	(4,415,671)	(15,087,481)	(21,152,308)
Net realized gains	—	(2,349,199)	—	—

Total distributions to shareholders	(14,195,555)	(6,764,870)	(15,087,481)	(21,152,308)

Shareholder Transactions:
Proceeds from shares sold	40,164,516	44,370,524	529,059,678	761,004,994
Value of shares repurchased	(28,928,554)	(40,472,367)	(482,895,951)	(555,533,133)

Net increase (decrease) in net assets resulting from shares transactions	11,235,962	3,898,157	46,163,727	205,471,861

Increase (Decrease) in Net Assets	12,848,508	29,701,053	113,637,557	323,145,401

Net Assets:
Beginning of period	327,596,221	297,895,168	1,222,223,291	899,077,890

End of period	$340,444,729	$327,596,221	$1,335,860,848	$1,222,223,291

Undistributed net investment income at end of period	$(11,686,444)	$352,899	$2,751,329	$3,336,890

Changes in Shares Outstanding:
Shares sold	1,800,000	2,050,000	18,700,000	30,000,000
Shares repurchased	(1,300,000)	(1,950,000)	(17,100,000)	(22,150,000)
Shares outstanding, beginning of period	14,750,000	14,650,000	44,250,000	36,400,000

Shares outstanding, end of period	15,250,000	14,750,000	45,850,000	44,250,000

(a)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017. See Note 12.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)				PowerShares WilderHill Progressive Energy Portfolio (PUW)
October 31, 2017	April 30, 2017	October 31, 2017		April 30, 2017		October 31, 2017	April 30, 2017

$1,226,130	$4,630,986	$1,220,004		$1,434,557		$73,345	$152,413
32,186,573	50,617,107	892,912		(9,262,152)		899,060	(236,920)
44,658,688	58,560,808	16,008,192		10,171,102		(430,266)	3,812,896

78,071,391	113,808,901	18,121,108		2,343,507		542,139	3,728,389

(2,417,784)	(3,714,832)	(1,051,678)		(1,849,749)		(140,440)	(151,173)
—	—	—		—		—	—

(2,417,784)	(3,714,832)	(1,051,678)		(1,849,749)		(140,440)	(151,173)

70,007,863	168,314,105	10,087,542		20,828,567		—	4,954,622
(73,805,398)	(161,724,111)	(20,395,394)		(19,400,534)		(2,594,819)	(7,346,386)

(3,797,535)	6,589,994	(10,307,852)		1,428,033		(2,594,819)	(2,391,764)

71,856,072	116,684,063	6,761,578		1,921,791		(2,193,120)	1,185,452

797,146,771	680,462,708	103,176,878		101,255,087		24,672,508	23,487,056

$869,002,843	$797,146,771	$109,938,456		$103,176,878		$22,479,388	$24,672,508

$50,112	$1,241,766	$41,555		$(126,771)		$(18,419)	$48,676

2,550,000	6,750,000	430,000	(a)	1,040,000	(a)	—	200,000
(2,700,000)	(6,500,000)	(911,727	)(a)	(1,020,000	)(a)	(100,000)	(300,000)
29,850,000	29,600,000	4,950,000	(a)	4,930,000	(a)	950,000	1,050,000

29,700,000	29,850,000	4,468,273	(a)	4,950,000	(a)	850,000	950,000

35

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$44.81		$36.43	$35.73		$32.16	$23.22	$19.99
Net investment income(a)	0.22		0.60	0.53	(b)	0.32	0.33	0.44
Net realized and unrealized gain on investments	7.81		8.43	0.67		3.52	9.00	3.22
Total from investment operations	8.03		9.03	1.20		3.84	9.33	3.66
Distributions to shareholders from:
Net investment income	(0.36)		(0.65)	(0.50)		(0.27)	(0.39)	(0.43)
Net asset value at end of period	$52.48		$44.81	$36.43		$35.73	$32.16	$23.22
Market price at end of period(c)	$52.49		$44.84	$36.42		$35.71	$32.15	$23.20
Net Asset Value Total Return(d)	17.99%		25.06%	3.43%		11.99%	40.52%	18.69%
Market Price Total Return(d)	17.94%		25.18%	3.46%		11.96%	40.59%	18.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$826,543		$569,149	$298,735		$262,613	$98,086	$47,607
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(e)	0.61%	0.64%		0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.59	%(e)	0.61%	0.64%		0.66%	0.69%	0.74%
Net investment income, after Waivers	0.90	%(e)	1.47%	1.50	%(b)	0.94%	1.13%	2.18%
Portfolio turnover rate(f)	3%		10%	16%		13%	8%	17%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.33 and 0.93%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares CleantechTM Portfolio (PZD)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017		2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$37.06		$30.41		$30.60	$31.90	$25.47	$23.06
Net investment income(a)	0.05		0.59	(b)	0.22	0.27	0.17	0.26
Net realized and unrealized gain (loss) on investments	6.10		6.41		(0.18)	(1.33)	6.53	2.37
Total from investment operations	6.15		7.00		0.04	(1.06)	6.70	2.63
Distributions to shareholders from:
Net investment income	(0.35)		(0.35)		(0.23)	(0.24)	(0.27)	(0.22)
Net asset value at end of period	$42.86		$37.06		$30.41	$30.60	$31.90	$25.47
Market price at end of period(c)	$43.06		$37.19		$30.29	$30.54	$31.92	$25.36
Net Asset Value Total Return(d)	16.71%		23.21%		0.15%	(3.36)%	26.52%	11.59%
Market Price Total Return(d)	16.85%		24.13%		(0.05)%	(3.61)%	27.15%	11.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$132,871		$92,639		$71,466	$76,512	$84,535	$71,314
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(e)	0.68%		0.67%	0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.69	%(e)	0.73%		0.73%	0.72%	0.72%	0.76%
Net investment income, after Waivers	0.27	%(e)	1.81	%(b)	0.76%	0.89%	0.58%	1.16%
Portfolio turnover rate(f)	9%		24%		25%	22%	24%	22%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.39 and 1.20%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares DWA Momentum Portfolio (PDP)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$45.86		$40.51	$42.44	$36.96		$31.77		$27.86
Net investment income(a)	0.11		0.28	0.12	0.16		0.06		0.23
Net realized and unrealized gain (loss) on investments	4.92		5.41	(1.94)	5.43		5.23		3.92
Total from investment operations	5.03		5.69	(1.82)	5.59		5.29		4.15
Distributions to shareholders from:
Net investment income	(0.14)		(0.34)	(0.11)	(0.11)		(0.10)		(0.24)
Net asset value at end of period	$50.75		$45.86	$40.51	$42.44		$36.96		$31.77
Market price at end of period(b)	$50.77		$45.87	$40.50	$42.43		$36.93		$31.76
Net Asset Value Total Return(c)	10.99%		14.12%	(4.29)%	15.13%		16.71%		15.02%
Market Price Total Return(c)	11.01%		14.17%	(4.29)%	15.19%		16.65%		14.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,476,794		$1,417,070	$1,438,022	$1,871,780		$1,260,444		$876,929
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.64%	0.63	%(e)	0.64	%(e)	0.67	%(e)
Expenses, prior to Waivers	0.64	%(d)	0.63%	0.64%	0.63	%(e)	0.64	%(e)	0.67	%(e)
Net investment income, after Waivers	0.45	%(d)	0.65%	0.29%	0.39%		0.17%		0.82%
Portfolio turnover rate(f)	35%		68%	100%	73%		75%		66%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$12.25		$10.45	$11.95		$11.79	$11.70		$9.22
Net investment income(a)	0.23	(b)	0.41	0.60	(c)	0.35	0.38	(d)	0.24
Net realized and unrealized gain (loss) on investments	1.08		1.85	(1.53)		0.41	1.38		2.64
Total from investment operations	1.31		2.26	(0.93)		0.76	1.76		2.88
Distributions to shareholders from:
Net investment income	(0.79)		(0.46)	(0.57)		(0.60)	(1.67)		(0.40)
Net asset value at end of period	$12.77		$12.25	$10.45		$11.95	$11.79		$11.70
Market price at end of period(e)	$12.83		$12.29	$10.39		$11.93	$11.85		$11.75
Net Asset Value Total Return(f)	10.98%		22.21%	(8.09)%		6.79%	16.20%		31.87%
Market Price Total Return(f)	11.14%		23.32%	(8.47)%		6.09%	16.31%		32.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$319,861		$286,143	$325,925		$476,606	$583,601		$408,492
Ratio to average net assets of:
Expenses, after Waivers(g)	0.66	%(h)	0.66%	0.64%		0.64%	0.69%		0.70%
Expenses, prior to Waivers(g)	0.67	%(h)	0.67%	0.66%		0.66%	0.70%		0.70%
Net investment income, after Waivers	3.56	%(b)(h)	3.77%	5.51	%(c)	3.04%	3.20	%(d)	2.47%
Portfolio turnover rate(i)	18%		39%	35%		30%	53%		53%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.12 and 1.89%, respectively.
(c)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 3.12%, respectively.
(d)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.28 and 2.39%, respectively.
(e)	The mean between the last bid and ask prices.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$35.69		$30.51	$33.67	$27.65	$19.65	$21.56
Net investment income(a)	0.28		0.19	0.06	0.21	0.21	0.34
Net realized and unrealized gain (loss) on investments	7.08		5.54	(3.10)	6.06	8.08	(1.81)
Total from investment operations	7.36		5.73	(3.04)	6.27	8.29	(1.47)
Distributions to shareholders from:
Net investment income	(0.31)		(0.55)	(0.09)	(0.25)	(0.29)	(0.44)
Return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.31)		(0.55)	(0.12)	(0.25)	(0.29)	(0.44)
Net asset value at end of period	$42.74		$35.69	$30.51	$33.67	$27.65	$19.65
Market price at end of period(b)	$42.76		$35.69	$30.49	$33.62	$27.60	$19.59
Net Asset Value Total Return(c)	20.68%		19.23%	(9.04)%	22.79%	42.28%	(6.73	)%(d)
Market Price Total Return(c)	20.73%		19.31%	(8.97)%	22.83%	42.46%	(6.70)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$226,547		$153,460	$163,248	$230,631	$258,569	$181,744
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.72	%(e)	0.73%	0.70%	0.70%	0.70%	0.75%
Net investment income, after Waivers	1.37	%(e)	0.61%	0.18%	0.68%	0.75%	1.78%
Portfolio turnover rate(f)	17%		30%	47%	25%	37%	63%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.004 per share. Had the pay-in not been made, the net asset value total return would have been (6.77)%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$22.21		$20.33	$21.22	$21.32	$20.83	$20.60
Net investment income(a)	0.15		0.29	0.30	0.28	0.28	0.33
Net realized and unrealized gain (loss) on investments	0.93		2.10	(0.11)	0.65	1.57	0.70
Total from investment operations	1.08		2.39	0.19	0.93	1.85	1.03
Distributions to shareholders from:
Net investment income	(0.97)		(0.33)	(0.34)	(0.86)	(1.35)	(0.65)
Net realized gains	—		(0.18)	(0.74)	(0.17)	(0.01)	(0.15)
Total distributions	(0.97)		(0.51)	(1.08)	(1.03)	(1.36)	(0.80)
Net asset value at end of period	$22.32		$22.21	$20.33	$21.22	$21.32	$20.83
Market price at end of period(b)	$22.35		$22.23	$20.29	$21.22	$21.35	$20.83
Net Asset Value Total Return(c)	4.96%		11.86%	0.90%	4.48%	9.34%	5.22%
Market Price Total Return(c)	4.99%		12.18%	0.67%	4.32%	9.50%	4.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$340,445		$327,596	$297,895	$404,270	$249,458	$205,222
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.33	%(d)	1.37%	1.47%	1.33%	1.37%	1.61%
Portfolio turnover rate(e)	6%		24%	43%	50%	32%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P 500® Quality Portfolio (SPHQ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.62		$24.70	$23.25	$20.90	$17.87	$15.33
Net investment income(a)	0.32		0.54	0.45	0.41	0.36	0.33
Net realized and unrealized gain on investments	1.49		2.84	1.46	2.33	3.03	2.52
Total from investment operations	1.81		3.38	1.91	2.74	3.39	2.85
Distributions to shareholders from:
Net investment income	(0.29)		(0.46)	(0.46)	(0.39)	(0.36)	(0.31)
Net asset value at end of period	$29.14		$27.62	$24.70	$23.25	$20.90	$17.87
Market price at end of period(b)	$29.14		$27.63	$24.70	$23.24	$20.89	$17.87
Net Asset Value Total Return(c)	6.59%		13.84%	8.39%	13.17%	19.15%	18.86%
Market Price Total Return(c)	6.56%		13.88%	8.43%	13.18%	19.09%	18.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,335,861		$1,222,223	$899,078	$533,537	$365,686	$228,736
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.39%
Expenses, prior to Waivers	0.37	%(d)	0.38%	0.38%	0.38%	0.39%	0.55%
Net investment income, after Waivers	2.24	%(d)	2.10%	1.92%	1.83%	1.87%	2.06%
Portfolio turnover rate(e)	40%		49%	102%	18%	13%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Water Resources Portfolio (PHO)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$26.71		$22.99	$25.19	$25.92	$22.06	$18.78
Net investment income(a)	0.04		0.16	0.13	0.14	0.16	0.16
Net realized and unrealized gain (loss) on investments	2.59		3.68	(2.17)	(0.72)	3.83	3.28
Total from investment operations	2.63		3.84	(2.04)	(0.58)	3.99	3.44
Distributions to shareholders from:
Net investment income	(0.08)		(0.12)	(0.16)	(0.15)	(0.13)	(0.16)
Net asset value at end of period	$29.26		$26.71	$22.99	$25.19	$25.92	$22.06
Market price at end of period(b)	$29.27		$26.70	$22.98	$25.17	$25.91	$22.05
Net Asset Value Total Return(c)	9.86%		16.73%	(8.09)%	(2.25)%	18.16%	18.48%
Market Price Total Return(c)	9.94%		16.74%	(8.06)%	(2.29)%	18.17%	18.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$869,003		$797,147	$680,463	$855,159	$990,247	$877,064
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.62%	0.61%	0.61%	0.61%	0.62%
Expenses, prior to Waivers	0.63	%(d)	0.62%	0.61%	0.61%	0.61%	0.62%
Net investment income, after Waivers	0.30	%(d)	0.64%	0.58%	0.56%	0.66%	0.81%
Portfolio turnover rate(e)	9%		44%	89%	25%	34%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,(a)
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$20.85		$20.55	$28.80	$32.95	$23.95	$25.40
Net investment income(b)	0.27		0.30	0.55	0.70	0.50	0.55
Net realized and unrealized gain (loss) on investments	3.71		0.40	(8.30)	(4.10)	9.25	(1.30)
Total from investment operations	3.98		0.70	(7.75)	(3.40)	9.75	(0.75)
Distributions to shareholders from:
Net investment income	(0.23)		(0.40)	(0.50)	(0.75)	(0.75)	(0.70)
Net asset value at end of period	$24.60		$20.85	$20.55	$28.80	$32.95	$23.95
Market price at end of period(c)	$24.62		$20.85	$20.55	$28.80	$32.95	$23.95
Net Asset Value Total Return(d)	19.23%		3.60%	(27.19)%	(10.36)%	41.23%	(2.64)%
Market Price Total Return(d)	19.33%		3.60%	(27.19)%	(10.36)%	41.23%	(2.65)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$109,938		$103,177	$101,255	$143,790	$218,101	$142,494
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.80	%(e)	0.76%	0.76%	0.72%	0.70%	0.70%
Net investment income, after Waivers	2.4	%(e)	1.59%	2.37%	2.39%	1.55%	2.48%
Portfolio turnover rate(f)	22%		59%	60%	48%	57%	52%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.97		$22.37	$28.47	$32.73	$27.56	$25.87
Net investment income(a)	0.08		0.15	0.30	0.50	0.24	0.35
Net realized and unrealized gain (loss) on investments	0.55		3.60	(6.07)	(4.27)	5.27	1.54
Total from investment operations	0.63		3.75	(5.77)	(3.77)	5.51	1.89
Distributions to shareholders from:
Net investment income	(0.15)		(0.15)	(0.33)	(0.49)	(0.34)	(0.20)
Net asset value at end of period	$26.45		$25.97	$22.37	$28.47	$32.73	$27.56
Market price at end of period(b)	$26.48		$25.96	$22.36	$28.47	$32.71	$27.55
Net Asset Value Total Return(c)	2.46%		16.84%	(20.29)%	(11.59)%	20.24%	7.38%
Market Price Total Return(c)	2.62%		16.85%	(20.32)%	(11.54)%	20.21%	7.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,479		$24,673	$23,487	$34,170	$45,819	$38,584
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	1.07	%(d)	0.99%	0.99%	0.86%	0.84%	0.87%
Net investment income, after Waivers	0.61	%(d)	0.64%	1.34%	1.69%	0.78%	1.40%
Portfolio turnover rate(e)	13%		39%	40%	41%	37%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	“Aerospace & Defense Portfolio”
PowerShares CleantechTM Portfolio (PZD)	“CleantechTM Portfolio”
PowerShares DWA Momentum Portfolio (PDP)	“DWA Momentum Portfolio”
PowerShares Global Listed Private Equity Portfolio (PSP)	“Global Listed Private Equity Portfolio”
PowerShares Golden Dragon China Portfolio (PGJ)	“Golden Dragon China Portfolio”
PowerShares S&P 500 BuyWrite Portfolio (PBP)	“S&P 500 BuyWrite Portfolio”
PowerShares S&P 500® Quality Portfolio (SPHQ)	“S&P 500® Quality Portfolio”
PowerShares Water Resources Portfolio (PHO)	“Water Resources Portfolio”
PowerShares WilderHill Clean Energy Portfolio (PBW)	“WilderHill Clean Energy Portfolio”
PowerShares WilderHill Progressive Energy Portfolio (PUW)	“WilderHill Progressive Energy Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of DWA Momentum Portfolio, Golden Dragon China Portfolio and Water Resources Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Aerospace & Defense Portfolio	SPADETM Defense Index
CleantechTM Portfolio	The Cleantech IndexTM
DWA Momentum Portfolio	Dorsey Wright® Technical Leaders Index
Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity Index
Golden Dragon China Portfolio	NASDAQ Golden Dragon China Index
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWriteSM Index
S&P 500® Quality Portfolio	S&P 500® Quality Index
Water Resources Portfolio	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in

43

interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Momentum Investing Risk. DWA Momentum Portfolio employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Diversified Fund Risk. Aerospace & Defense Portfolio, Golden Dragon China Portfolio and Water Resources Portfolio are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. For each Fund (except S&P 500 BuyWrite Portfolio, S&P 500® Quality Portfolio and WilderHill Progressive Energy Portfolio), investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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Foreign Securities Risk. For CleantechTM Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio, since their Underlying Indexes may include ADRs and/or global depositary receipts (“GDRs”), investing in these Funds involve risks of investing in foreign securities, in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

Risk of Investing in Listed Private Equity Companies. For Global Listed Private Equity Portfolio, there are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”), and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940 Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the

45

country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Option Contracts Written

S&P 500 BuyWrite Portfolio engaged in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently “marked-to-market” to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk. The Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s

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ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

J. Swap Agreements

Global Listed Private Equity Portfolio may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

K. Securities Lending

During the six-month period ended October 31, 2017, CleantechTM Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio, Golden Dragon China Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund

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(except for S&P 500 BuyWrite Portfolio and S&P 500® Quality Portfolio) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality Portfolio accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

As compensation for its services, S&P 500 BuyWrite Portfolio accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.75% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except S&P 500 BuyWrite Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for S&P 500® Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2018. The Expense Cap (including sub-licensing fees) for S&P 500® Quality Portfolio is 0.29% of the Fund’s average daily net assets per year through at least August 31, 2018. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2018. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2017, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense Portfolio	$577
CleantechTM Portfolio	9,421
DWA Momentum Portfolio	1,107
Global Listed Private Equity Portfolio	27,641
Golden Dragon China Portfolio	18,113
S&P 500 BuyWrite Portfolio	785
S&P 500® Quality Portfolio	510,386
Water Resources Portfolio	582
WilderHill Clean Energy Portfolio	49,971
WilderHill Progressive Energy Portfolio	44,295

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2017 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/18	04/30/19	04/30/20	10/31/20
CleantechTM Portfolio	$112,752	$20,966	$42,340	$40,092	$9,354
Golden Dragon China Portfolio	67,424	—	8,803	40,673	17,948
S&P 500® Quality Portfolio	2,174,293	221,902	523,569	919,351	509,471
WilderHill Clean Energy Portfolio	193,675	24,397	62,834	56,660	49,784
WilderHill Progressive Energy Portfolio	218,762	32,853	71,809	69,841	44,259

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense Portfolio	SPADE Indexes
CleantechTM Portfolio	Cleantech Indices LLC
DWA Momentum Portfolio	Dorsey Wright & Associates, LLC
Global Listed Private Equity Portfolio	Red Rocks Capital, LLC
Golden Dragon China Portfolio	Nasdaq, Inc.
S&P 500 BuyWrite Portfolio	S&P Dow Jones Indices LLC
S&P 500® Quality Portfolio	S&P Dow Jones Indices LLC
Water Resources Portfolio	Nasdaq, Inc.
WilderHill Clean Energy Portfolio	WilderHill
WilderHill Progressive Energy Portfolio	Progressive Energy Index LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2017.

S&P 500 BuyWrite Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Ltd.	$216,218	$30,387	$(40,067)	$18,371	$1,427	$226,336	$3,680

S&P 500® Quality Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2017	Dividend Income
Invesco Ltd.	$—	$4,226,315	$(97,300)	$141,270	$(1,361)	$4,268,924	$34,142

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended October 31, 2017, there were no material transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$337,333,231	$—	$—	$337,333,231
Swap Agreements*	—	(416,425)	—	(416,425)

Total Investments	337,333,231	(416,425)	—	336,916,806

Golden Dragon China Portfolio
Equity Securities	250,647,281	—	0	250,647,281

*	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Fiscal Year-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2017:

	Value
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$15,487	$—
Derivatives not subject to master netting agreements	—	—

Total Derivative Assets subject to master netting agreements	$15,487	$—

Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$—	$(2,380,700)
Unrealized depreciation on swap agreements — OTC	(431,912)	—

Total Derivative Liabilities	(431,912)	(2,380,700)

Derivatives not subject to master netting agreements	—	2,380,700

Total Derivative Liabilities subject to master netting agreements	$(431,912)	$—

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Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2017:

Global Listed Private Equity Portfolio

	Financial Derivative Assets	Financial Derivative Liabilities	Net value of derivatives	Collateral (Received)/Pledged
Counterparty	Swap agreements	Swap agreements		Non-Cash	Cash	Net amount
Citibank, N.A.	$15,487	$(428,731)	$(413,244)	$—	$—	$(413,244)
Morgan Stanley Capital Services LLC	86,409	(6,288)	80,121	—	—	80,121

Total	$101,896	$(435,019)	$(333,123)	$—	$—	$(333,123)

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2017

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the year:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(13,614,595)
Swap agreements	3,532,497	—
Change in Net Unrealized Appreciation (Depreciation):
Options written	—	1,595,241
Swap agreements	(1,604,876)	—

Total	$1,927,621	$(12,019,354)

The table below summarizes the average notional value of options written outstanding and swap agreements during the period.

	Average Notional Value
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
Options written	$—	$323,476,167
Swap agreements	29,206,255	—

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of April 30, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
Aerospace & Defense Portfolio	$6,428,813	$9,464,875	$710,644	$6,103,756	$22,708,088	$7,470,897
CleantechTM Portfolio	25,186,026	12,098,616	1,605,720	27,118,062	66,008,424	14,341,075
DWA Momentum Portfolio	60,219,842	10,496,532	235,146,008	—	305,862,382	92,771,702
Global Listed Private Equity Portfolio	47,149,399	—	17,689,457	35,268,963	100,107,819	7,687,052
Golden Dragon China Portfolio	74,072,167	35,483,714	19,677,953	154,847,001	284,080,835	22,836,421
S&P 500 BuyWrite Portfolio	—	—	—	—	—	—
S&P 500® Quality Portfolio	42,466,537	9,869,908	7,893,621	6,971,805	67,201,871	37,241,965
Water Resources Portfolio	265,948,030	33,978,301	159,822,794	122,714,312	582,463,437	93,208,162
WilderHill Clean Energy Portfolio	460,657,845	241,008,862	82,963,825	342,993,604	1,127,624,136	261,712,498
WilderHill Progressive Energy Portfolio	12,433,887	2,282,887	6,043,369	14,164,317	34,924,460	8,319,827

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Purchases	Sales
Aerospace & Defense Portfolio	$23,795,046	$24,219,438
CleantechTM Portfolio	9,774,480	10,406,772
DWA Momentum Portfolio	509,381,246	508,569,329
Global Listed Private Equity Portfolio	49,154,266	58,469,793
Golden Dragon China Portfolio	33,725,878	33,641,835
S&P 500 BuyWrite Portfolio	20,966,008	47,828,171
S&P 500® Quality Portfolio	514,635,236	512,252,160
Water Resources Portfolio	70,280,626	72,007,848
WilderHill Clean Energy Portfolio	22,338,191	22,273,555
WilderHill Progressive Energy Portfolio	3,125,934	3,157,941

For the six-month period ended October 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense Portfolio	$174,630,263	$26,450,182
CleantechTM Portfolio	23,455,405	—
DWA Momentum Portfolio	305,381,795	390,422,093
Global Listed Private Equity Portfolio	34,737,073	19,334,175
Golden Dragon China Portfolio	60,412,962	18,657,230
S&P 500 BuyWrite Portfolio	40,638,484	29,444,326
S&P 500® Quality Portfolio	528,656,403	485,233,524
Water Resources Portfolio	69,992,365	73,113,492
WilderHill Clean Energy Portfolio	10,068,311	20,122,845
WilderHill Progressive Energy Portfolio	—	2,592,894

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Aerospace & Defense Portfolio	$180,653,194	$(6,002,718)	$174,650,476	$652,031,190
CleantechTM Portfolio	46,037,996	(3,262,346)	42,775,650	92,631,518
DWA Momentum Portfolio	317,226,640	(8,189,151)	309,037,489	1,194,140,649
Global Listed Private Equity Portfolio	59,718,606	(40,190,940)	19,527,666	317,389,140
Golden Dragon China Portfolio	56,553,994	(17,392,466)	39,161,528	211,485,753
S&P 500 BuyWrite Portfolio	75,538,885	(56,266,699)	19,272,186	321,121,953
S&P 500® Quality Portfolio	178,423,528	(60,592,137)	117,831,391	1,217,806,444
Water Resources Portfolio	234,572,753	(9,805,136)	224,767,617	644,796,655
WilderHill Clean Energy Portfolio	26,616,964	(14,316,228)	12,300,736	117,516,502
WilderHill Progressive Energy Portfolio	5,767,143	(1,833,211)	3,933,932	19,727,330

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Note 12. Reverse Stock Split

On September 28, 2017, the Board of Trustees approved a one-for-five reverse stock split for WilderHill Clean Energy Portfolio. The effect of the reverse stock split was to decrease the number of shares outstanding of that Fund, whereby every five outstanding shares of the Fund as of the close of business on October 20, 2017 automatically converted to one share as of the opening of business on October 23, 2017. The transaction did not change the net assets of the Fund or the value of any shareholder’s investment in the Fund.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, (excluding PowerShares S&P 500 BuyWrite Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares S&P 500 BuyWrite Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2017.

In addition to the fees and expenses which the PowerShares Global Listed Private Equity Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Aerospace & Defense Portfolio (PPA)
Actual	$1,000.00	$1,179.90	0.59%	$3.24
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
PowerShares CleantechTM Portfolio (PZD)
Actual	1,000.00	1,167.10	0.67	3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.67	3.41
PowerShares DWA Momentum Portfolio (PDP)
Actual	1,000.00	1,109.90	0.64	3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares Global Listed Private Equity Portfolio (PSP)
Actual	1,000.00	1,109.80	0.66	3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.66	3.36

55

Fees and Expenses (continued)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Golden Dragon China Portfolio (PGJ)
Actual	$1,000.00	$1,207.00	0.70%	$3.89
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares S&P 500 BuyWrite Portfolio (PBP)
Actual	1,000.00	1,049.60	0.75	3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82
PowerShares S&P 500® High Quality Portfolio (SPHQ)
Actual	1,000.00	1,065.90	0.29	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
PowerShares Water Resources Portfolio (PHO)
Actual	1,000.00	1,098.60	0.63	3.33
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares WilderHill Clean Energy Portfolio (PBW)
Actual	1,000.00	1,192.30	0.70	3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares WilderHill Progressive Energy Portfolio (PUW)
Actual	1,000.00	1,024.60	0.70	3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

56

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-4
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2017

2017 Semi-Annual Report to Shareholders

PKW	PowerShares BuyBack AchieversTM Portfolio

PFM	PowerShares Dividend AchieversTM Portfolio

PGF	PowerShares Financial Preferred Portfolio

PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio

PID	PowerShares International Dividend AchieversTM Portfolio

2

PowerShares BuyBack Achievers™ Portfolio (PKW)

October 31, 2017

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Financials	25.8
Industrials	24.6
Consumer Discretionary	23.2
Information Technology	13.6
Health Care	8.6
Consumer Staples	1.7
Energy	1.6
Real Estate	0.5
Materials	0.3
Telecommunication Services	0.1
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.2%
105,516	American Eagle Outfitters, Inc.	$1,373,818
4,412	America’s Car-Mart, Inc.(b)(c)	189,054
12,418	Asbury Automotive Group, Inc.(c)	762,465
59,859	AutoNation, Inc.(b)(c)	2,837,317
16,706	AutoZone, Inc.(c)	9,848,187
85,368	Bed Bath & Beyond, Inc.	1,698,823
178,302	Best Buy Co., Inc.	9,981,346
25,304	Big Lots, Inc.(b)	1,298,348
12,782	BJ’s Restaurants, Inc.(c)	405,189
55,668	Bloomin’ Brands, Inc.	989,777
28,878	Brinker International, Inc.(b)	887,132
41,106	Burlington Stores, Inc.(c)	3,859,442
108,663	CarMax, Inc.(c)	8,160,591
28,509	Carter’s, Inc.	2,757,676
216,963	CBS Corp., Class B(b)	12,175,964
76,470	Chico’s FAS, Inc.	610,995
10,513	Children’s Place, Inc. (The)	1,143,814
16,992	Chipotle Mexican Grill, Inc.(c)	4,620,125
9,185	Churchill Downs, Inc.	1,915,532
86,227	Dana, Inc.	2,629,061
40,037	Denny’s Corp.(c)	523,284
14,907	Dillard’s, Inc., Class A(b)	757,276
91,739	Discovery Communications, Inc., Class A(c)	1,732,032
162,852	Dollar General Corp.	13,164,956
28,759	Domino’s Pizza, Inc.	5,262,897
43,277	DSW, Inc., Class A	828,755
46,963	Express, Inc.(c)	317,940
23,954	Finish Line, Inc. (The), Class A(b)	222,054
21,894	Francesca’s Holdings Corp.(c)	141,654
16,418	FTD Cos., Inc.(c)	177,314
5,817	Gaia, Inc.(c)	70,677

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
11,872	Genesco, Inc.(c)	$290,864
40,806	GNC Holdings, Inc., Class A(b)	279,113
12,430	Group 1 Automotive, Inc.	976,625
331,360	Groupon, Inc., Class A(c)	1,580,587
124,593	H&R Block, Inc.	3,082,431
101,669	Harley-Davidson, Inc.(b)	4,813,010
73,507	Houghton Mifflin Harcourt Co.(c)	727,719
23,208	Hyatt Hotels Corp., Class A(c)	1,454,213
16,492	iRobot Corp.(b)(c)	1,108,098
17,537	Jack in the Box, Inc.	1,815,255
16,084	JAKKS Pacific, Inc.(b)(c)	44,231
9,543	Kirkland’s, Inc.(c)	111,653
100,467	Kohl’s Corp.	4,195,502
70,004	La Quinta Holdings, Inc.(c)	1,233,471
40,530	Lear Corp.	7,116,663
16,109	Marriott Vacations Worldwide Corp.	2,120,267
416,616	McDonald’s Corp.	69,537,377
90,357	Michael Kors Holdings Ltd.(c)	4,410,325
21,487	Murphy USA, Inc.(c)	1,597,773
99,073	Nordstrom, Inc.(b)	3,928,244
21,704	Papa John’s International, Inc.	1,476,957
51,265	Penske Automotive Group, Inc.	2,389,974
14,976	Potbelly Corp.(c)	180,461
179,809	PulteGroup, Inc.	5,435,626
7,705	Red Robin Gourmet Burgers, Inc.(c)	527,022
18,834	Ruth’s Hospitality Group, Inc.	397,397
10,144	Shoe Carnival, Inc.	190,403
36,034	Signet Jewelers Ltd.(b)	2,362,749
2,749,174	Sirius XM Holdings, Inc.(b)	14,955,507
24,474	Sleep Number Corp.(c)	795,405
18,972	Sonic Automotive, Inc., Class A	376,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
24,917	Sonic Corp.(b)	$632,892
31,391	Sotheby’s(c)	1,626,682
16,445	Stage Stores, Inc.(b)	27,299
325,534	Target Corp.	19,219,527
32,167	Tempur Sealy International, Inc.(c)	2,102,757
59,348	Time, Inc.	688,437
94,315	Toll Brothers, Inc.	4,342,263
632,174	Twenty-First Century Fox, Inc., Class A	16,531,350
33,999	Vista Outdoor, Inc.(c)	710,919
18,582	Visteon Corp.(c)	2,342,075
14,178	Vitamin Shoppe, Inc.(c)	65,219
145,091	Wendy’s Co. (The)	2,206,834
61,257	Wyndham Worldwide Corp.	6,545,310
205,473	Yum! Brands, Inc.	15,297,465
15,037	Zumiez, Inc.(c)	265,403

		303,459,443

	Consumer Staples—1.7%
11,886	Bob Evans Farms, Inc.	917,480
338,608	Monster Beverage Corp.(c)	19,615,561
6,760	Natural Health Trends Corp.(b)	130,198
80,799	Sprouts Farmers Market, Inc.(c)	1,493,974

		22,157,213

	Energy—1.6%
23,058	Renewable Energy Group, Inc.(c)	279,002
263,214	Valero Energy Corp.	20,764,952

		21,043,954

	Financials—25.8%
526,817	American Express Co.	50,321,560
538,399	American International Group, Inc.	34,785,959
89,361	Ameriprise Financial, Inc.	13,988,571
130,929	Apollo Investment Corp.	775,100
24,579	ARMOUR Residential REIT, Inc. REIT(b)	615,704
32,115	Assurant, Inc.	3,232,375
70,953	Assured Guaranty Ltd.	2,632,356
49,558	Axis Capital Holdings Ltd.	2,695,460
45,255	Beneficial Bancorp, Inc.	746,707
288,262	Capital One Financial Corp.	26,571,991
13,290	Clifton Bancorp, Inc.	226,329
100,732	CNO Financial Group, Inc.	2,414,546
221,911	Discover Financial Services	14,763,739
163,718	E*TRADE Financial Corp.(c)	7,136,468
24,473	Everest Re Group Ltd.	5,811,114
10,143	First Community Bancshares, Inc.	302,971
6,579	First Financial Northwest, Inc.	109,409
332,369	Franklin Resources, Inc.	14,002,706
230,563	Goldman Sachs Group, Inc. (The)	55,906,916
217,110	Hartford Financial Services Group, Inc. (The)	11,951,906
5,953	HCI Group, Inc.(b)	222,999
66,517	Invesco Mortgage Capital, Inc. REIT(d)	1,145,423
183,207	Investors Bancorp, Inc.	2,519,096
49,235	Kearny Financial Corp.	740,987
55,788	Legg Mason, Inc.	2,129,986
130,842	Lincoln National Corp.	9,915,207

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
53,622	LPL Financial Holdings, Inc.	$2,660,187
74,983	MBIA, Inc.(b)(c)	543,627
53,672	MSCI, Inc., Class A	6,298,946
27,294	MTGE Investment Corp. REIT	494,021
15,967	National Bank Holdings Corp., Class A	524,037
58,234	Nationstar Mortgage Holdings, Inc.(c)	1,133,816
163,356	Navient Corp.	2,035,416
17,921	Nelnet, Inc., Class A	1,049,095
39,837	PennyMac Mortgage Investment Trust REIT	639,782
30,577	PHH Corp.(c)	403,922
26,750	Primerica, Inc.	2,367,375
45,960	Redwood Trust, Inc. REIT	722,032
6,946	Regional Management Corp.(c)	171,497
712,221	Regions Financial Corp.	11,025,181
23,997	RenaissanceRe Holdings Ltd. (Bermuda)	3,320,225
72,411	Synovus Financial Corp.	3,392,455
30,680	TICC Capital Corp.(b)	195,738
164,455	Travelers Cos., Inc. (The)	21,782,065
4,302	Virtus Investment Partners, Inc.	500,753
107,101	Voya Financial, Inc.	4,301,176
2,586	White Mountains Insurance Group Ltd.	2,299,342
153,726	XL Group Ltd. (Bermuda)	6,221,291

		337,747,564

	Health Care—8.6%
113,949	DaVita, Inc.(c)	6,921,262
344,198	Express Scripts Holding Co.(c)	21,095,895
778,280	Gilead Sciences, Inc.	58,339,869
215,292	HCA Healthcare, Inc.(c)	16,286,840
61,707	INC Research Holdings, Inc., Class A(c)	3,526,555
65,177	Innoviva, Inc.(c)	797,767
23,910	LifePoint Health, Inc.(c)	1,151,267
14,114	Magellan Health, Inc.(c)	1,203,924
10,829	Orthofix International NV(c)	581,842
8,047	Providence Service Corp. (The)(c)	447,413
25,891	United Therapeutics Corp.(c)	3,070,414

		113,423,048

	Industrials—24.6%
19,676	Aegion Corp.(c)	458,254
47,402	AGCO Corp.	3,250,355
35,235	Air Transport Services Group, Inc.(c)	852,687
290,239	American Airlines Group, Inc.	13,588,990
49,262	Avis Budget Group, Inc.(c)	2,032,057
29,131	Babcock & Wilcox Enterprises, Inc.(b)(c)	127,594
256,781	Boeing Co. (The)	66,244,362
59,192	BWX Technologies, Inc.	3,546,785
22,904	Continental Building Products, Inc.(c)	611,537
4,906	CRA International, Inc.	207,328
99,897	Cummins, Inc.	17,669,781
431,495	Delta Air Lines, Inc.	21,587,695
17,007	Echo Global Logistics, Inc.(c)	409,018
8,261	Franklin Covey Co.(c)	160,263
23,076	GATX Corp.(b)	1,370,945
2,699,560	General Electric Co.	54,423,130
28,163	Griffon Corp.	635,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
49,893	Hertz Global Holdings, Inc.(c)	$1,240,839
19,949	Hub Group, Inc., Class A(c)	863,792
13,175	Huron Consulting Group, Inc.(c)	482,205
12,425	Insperity, Inc.	1,179,132
15,930	Kforce, Inc.	333,733
39,279	Lincoln Electric Holdings, Inc.	3,600,706
39,773	ManpowerGroup, Inc.	4,903,215
56,314	MRC Global, Inc.(c)	965,785
26,880	MSC Industrial Direct Co., Inc., Class A	2,228,352
9,830	MYR Group, Inc.(c)	313,479
111,255	Pitney Bowes, Inc.	1,528,644
90,100	Quanta Services, Inc.(c)	3,399,473
29,502	RPX Corp.(c)	384,116
356,722	Southwest Airlines Co.	19,213,047
70,518	Spirit AeroSystems Holdings, Inc., Class A	5,648,492
46,393	Timken Co. (The)	2,187,430
181,307	United Continental Holdings, Inc.(c)	10,602,833
50,383	United Rentals, Inc.(c)	7,128,187
476,038	United Technologies Corp.	57,010,311
34,382	W.W. Grainger, Inc.(b)	6,797,321
35,173	Wabash National Corp.	791,393
57,205	Wabtec Corp.(b)	4,376,183
3,835	Willis Lease Finance Corp.(c)	96,220

		322,450,745

	Information Technology—13.6%
33,067	Alliance Data Systems Corp.	7,398,080
635,586	Applied Materials, Inc.	35,866,118
43,566	Aspen Technology, Inc.(c)	2,810,878
17,743	Care.com, Inc.(c)	272,710
83,275	CDK Global, Inc.	5,292,959
92,291	CDW Corp.	6,460,370
538,263	Corning, Inc.	16,853,015
30,042	DHI Group, Inc.(c)	66,092
36,063	DST Systems, Inc.	2,114,013
637,867	eBay, Inc.(c)	24,009,314
8,445	ePlus, Inc.(c)	807,342
37,873	F5 Networks, Inc.(c)	4,592,859
125,430	Fiserv, Inc.(c)	16,234,405
114,963	Genpact Ltd.	3,500,623
12,523	GSI Technology, Inc.(b)(c)	86,659
48,436	Harmonic, Inc.(c)	179,213
79,529	Integrated Device Technology, Inc.(c)	2,470,966
16,026	Kimball Electronics, Inc.(c)	352,572
96,936	Motorola Solutions, Inc.	8,776,585
72,410	NCR Corp.(c)	2,323,637
160,766	NetApp, Inc.	7,141,226
53,363	NetScout Systems, Inc.(c)	1,515,509
171,995	Nuance Communications, Inc.(c)	2,535,206
29,732	Planet Payment, Inc.(c)	132,902
75,848	Qorvo, Inc.(c)	5,750,037
65,127	Rambus, Inc.(c)	958,018
44,920	Sanmina Corp.(c)	1,470,007
15,158	ScanSource, Inc.(c)	651,036
366,243	Symantec Corp.	11,902,898
59,551	VeriSign, Inc.(b)(c)	6,402,924

		178,928,173

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—0.3%
27,866	Carpenter Technology Corp.	$1,387,448
9,795	Clearwater Paper Corp.(c)	452,039
64,070	Summit Materials, Inc., Class A(c)	2,011,798

		3,851,285

	Real Estate—0.5%
19,044	Ashford Hospitality Prime, Inc. REIT	185,108
24,932	Hersha Hospitality Trust REIT	441,047
43,024	iStar, Inc. REIT(b)(c)	503,381
84,279	Macerich Co. (The) REIT	4,601,633
48,958	New Senior Investment Group, Inc. REIT	437,684

		6,168,853

	Telecommunication Services—0.1%
19,698	General Communication, Inc., Class A(c)	805,451

	Total Common Stocks and Other Equity Interests (Cost $1,141,972,343)	1,310,035,729

	Money Market Fund—0.1%
1,200,521	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $1,200,521)	1,200,521

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,143,172,864)—100.1%	1,311,236,250

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
46,547,843	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $46,547,843)	46,547,843

	Total Investments in Securities (Cost $1,189,720,707)—103.6%	1,357,784,093
	Other assets less liabilities—(3.6)%	(47,753,766)

	Net Assets—100.0%	$1,310,030,327

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2017

(Unaudited)

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dividend Achievers™ Portfolio (PFM)

October 31, 2017

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Consumer Staples	20.8
Industrials	16.6
Information Technology	12.1
Energy	10.1
Health Care	9.5
Consumer Discretionary	7.3
Utilities	6.9
Financials	5.9
Telecommunication Services	5.6
Materials	3.3
Real Estate	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.3%
3,027	Aaron’s, Inc.	$111,394
13,065	Best Buy Co., Inc.	731,379
2,985	Columbia Sportswear Co.	186,204
1,029	Cracker Barrel Old Country Store, Inc.(b)	160,658
16,801	Gap, Inc. (The)	436,658
6,291	Genuine Parts Co.	555,055
222	Hamilton Beach Brands Holding Co., Class B(c)	8,607
5,359	Hasbro, Inc.	496,190
1,069	International Speedway Corp., Class A	41,531
2,051	John Wiley & Sons, Inc., Class A	112,087
5,667	Leggett & Platt, Inc.	267,822
36,169	Lowe’s Cos., Inc.	2,891,711
34,702	McDonald’s Corp.	5,792,111
1,690	Meredith Corp.	89,570
1,401	Monro, Inc.	69,139
56,215	NIKE, Inc., Class B	3,091,263
2,680	Polaris Industries, Inc.(b)	317,392
16,673	Ross Stores, Inc.	1,058,569
23,402	Target Corp.	1,381,654
5,334	Tiffany & Co.	499,369
27,259	TJX Cos., Inc. (The)	1,902,678
16,864	VF Corp.	1,174,578
3,708	Williams-Sonoma, Inc.(b)	191,333
14,771	Yum! Brands, Inc.	1,099,701

		22,666,653

	Consumer Staples—20.8%
82,196	Altria Group, Inc.	5,278,627
1,216	Andersons, Inc. (The)	45,539

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
24,100	Archer-Daniels-Midland Co.	$984,967
853	Bob Evans Farms, Inc.	65,843
9,220	Brown-Forman Corp., Class B	525,724
6,024	Bunge Ltd.	414,331
1,637	Casey’s General Stores, Inc.	187,551
10,690	Church & Dwight Co., Inc.	482,867
5,530	Clorox Co. (The)	699,711
182,736	Coca-Cola Co. (The)	8,402,201
37,737	Colgate-Palmolive Co.	2,658,572
18,790	Costco Wholesale Corp.	3,026,693
43,552	CVS Health Corp.	2,984,619
8,960	Flowers Foods, Inc.	170,509
24,562	General Mills, Inc.	1,275,259
22,644	Hormel Foods Corp.	705,587
802	J & J Snack Foods Corp.	106,802
4,866	JM Smucker Co. (The)	516,039
14,786	Kellogg Co.	924,569
15,136	Kimberly-Clark Corp.	1,702,951
38,444	Kroger Co. (The)	795,791
1,175	Lancaster Colony Corp.	147,134
5,130	McCormick & Co., Inc.	510,589
2,266	Nu Skin Enterprises, Inc., Class A	144,140
61,072	PepsiCo, Inc.	6,731,967
109,249	Procter & Gamble Co. (The)	9,432,559
22,616	Sysco Corp.	1,257,902
1,641	Tootsie Roll Industries, Inc.(b)	58,420
1,084	Universal Corp.	62,167
5,784	Vector Group Ltd.	120,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
45,845	Walgreens Boots Alliance, Inc.	$3,038,148
127,979	Wal-Mart Stores, Inc.	11,173,846

		64,631,816

	Energy—10.1%
6,050	Buckeye Partners LP	321,315
81,186	Chevron Corp.	9,408,646
13,975	Enbridge Energy Partners LP	210,743
46,235	Energy Transfer Equity LP	820,671
49,501	Energy Transfer Partners LP	861,812
92,068	Enterprise Products Partners LP	2,255,666
157,484	Exxon Mobil Corp.	13,126,291
5,245	Genesis Energy LP	122,156
4,648	Helmerich & Payne, Inc.(b)	252,433
2,753	Holly Energy Partners LP	94,125
9,769	Magellan Midstream Partners LP	671,228
225	NACCO Industries, Inc., Class A	9,360
32,756	Occidental Petroleum Corp.	2,115,055
16,280	ONEOK, Inc.	883,516
2,970	TC PipeLines LP	158,271
692	TransMontaigne Partners LP	28,760

		31,340,048

	Financials—5.9%
1,110	1st Source Corp.	56,954
16,933	Aflac, Inc.	1,420,509
3,806	American Equity Investment Life Holding Co.	112,315
3,771	American Financial Group, Inc.	397,803
6,424	Ameriprise Financial, Inc.	1,005,613
8,381	AmTrust Financial Services, Inc.(b)	105,265
2,309	Assurant, Inc.	232,401
3,559	Axis Capital Holdings Ltd.	193,574
1,361	BancFirst Corp.	74,379
5,491	Bank of The Ozarks	255,990
2,803	BOK Financial Corp.	242,375
5,995	Brown & Brown, Inc.	298,791
19,940	Chubb Ltd.	3,007,351
7,025	Cincinnati Financial Corp.	492,944
4,354	Commerce Bancshares, Inc.	253,229
2,164	Community Bank System, Inc.	119,648
756	Community Trust Bancorp, Inc.	36,515
2,752	Cullen/Frost Bankers, Inc.	271,072
4,922	Eaton Vance Corp.	248,413
1,979	Erie Indemnity Co., Class A	239,063
1,681	FactSet Research Systems, Inc.	319,171
23,893	Franklin Resources, Inc.	1,006,612
1,814	Hanover Insurance Group, Inc. (The)	178,461
473	Infinity Property & Casualty Corp.	44,628
17,432	Invesco Ltd.(d)	623,891
2,368	Mercury General Corp.	132,537
11,287	Old Republic International Corp.	229,013
14,762	People’s United Financial, Inc.	275,459
2,974	Prosperity Bancshares, Inc.	195,630
1,725	RenaissanceRe Holdings Ltd. (Bermuda)	238,671
1,886	RLI Corp.	111,444
11,010	S&P Global, Inc.	1,722,735
6,774	SEI Investments Co.	436,991

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,256	Southside Bancshares, Inc.	$44,475
10,297	T. Rowe Price Group, Inc.	956,591
651	Tompkins Financial Corp.	56,715
4,983	Torchmark Corp.	419,220
11,822	Travelers Cos., Inc. (The)	1,565,824
2,141	UMB Financial Corp.	157,428
4,492	United Bankshares, Inc.	161,487
5,196	W.R. Berkley Corp.	356,342
1,126	Westamerica Bancorporation(b)	65,567
381	Westwood Holdings Group, Inc.	24,727

		18,387,823

	Health Care—9.5%
74,436	Abbott Laboratories	4,036,664
9,387	AmerisourceBergen Corp.	722,330
79	Atrion Corp.	51,954
9,749	Becton, Dickinson and Co.	2,034,324
3,113	C.R. Bard, Inc.	1,018,169
13,558	Cardinal Health, Inc.	839,240
90,812	Johnson & Johnson	12,660,101
58,205	Medtronic PLC	4,686,666
651	National Healthcare Corp.	41,664
2,621	Owens & Minor, Inc.	64,398
6,110	Perrigo Co. PLC	494,849
16,026	Stryker Corp.	2,481,947
3,170	West Pharmaceutical Services, Inc.	321,438

		29,453,744

	Industrials—16.6%
25,567	3M Co.	5,885,268
6,273	A.O. Smith Corp.	371,362
2,791	ABM Industries, Inc.	117,138
2,044	Brady Corp., Class A	77,774
6,014	C.H. Robinson Worldwide, Inc.	472,279
2,706	Carlisle Cos., Inc.	297,200
25,319	Caterpillar, Inc.	3,438,320
4,517	Cintas Corp.	673,214
39,128	CSX Corp.	1,973,225
7,181	Cummins, Inc.	1,270,175
5,616	Donaldson Co., Inc.	265,131
6,672	Dover Corp.	637,109
27,420	Emerson Electric Co.	1,767,493
7,743	Expeditors International of Washington, Inc.	452,036
12,338	Fastenal Co.	579,516
11,493	FedEx Corp.	2,595,234
1,990	Franklin Electric Co., Inc.	90,545
12,830	General Dynamics Corp.	2,604,233
1,118	Gorman-Rupp Co. (The)	35,754
2,399	Graco, Inc.	316,164
3,133	Healthcare Services Group, Inc.	165,704
14,744	Illinois Tool Works, Inc.	2,307,731
3,766	ITT, Inc.	175,646
4,688	J.B. Hunt Transport Services, Inc.	498,756
3,350	L3 Technologies, Inc.	627,053
2,824	Lincoln Electric Holdings, Inc.	258,876
458	Lindsay Corp.	41,935
12,338	Lockheed Martin Corp.	3,802,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,378	Matthews International Corp., Class A	$86,607
1,027	McGrath RentCorp	45,907
1,635	MSA Safety, Inc.	129,983
1,931	MSC Industrial Direct Co., Inc., Class A	160,080
2,469	Nordson Corp.	312,798
7,459	Northrop Grumman Corp.	2,204,358
12,435	Raytheon Co.	2,240,787
1,909	Regal Beloit Corp.	154,915
14,428	Republic Services, Inc.	938,830
5,406	Robert Half International, Inc.	279,869
9,339	Rollins, Inc.	410,076
4,379	Roper Technologies, Inc.	1,130,527
2,268	Ryder System, Inc.	183,890
6,561	Stanley Black & Decker, Inc.	1,059,930
763	Tennant Co.	52,914
4,623	Toro Co. (The)	290,556
34,290	Union Pacific Corp.	3,970,439
34,221	United Technologies Corp.	4,098,307
2,472	W.W. Grainger, Inc.(b)	488,714
18,852	Waste Management, Inc.	1,549,069

		51,585,505

	Information Technology—12.1%
26,476	Accenture PLC, Class A	3,769,123
15,752	Analog Devices, Inc.	1,438,158
19,038	Automatic Data Processing, Inc.	2,213,358
1,246	Badger Meter, Inc.	54,575
480	Cass Information Systems, Inc.	30,960
5,131	Harris Corp.	714,851
39,926	International Business Machines Corp.	6,151,000
3,318	Jack Henry & Associates, Inc.	365,411
12,084	Maxim Integrated Products, Inc.	634,893
9,971	Microchip Technology, Inc.	945,251
160,769	Microsoft Corp.	13,372,765
63,238	QUALCOMM, Inc.	3,225,770
42,416	Texas Instruments, Inc.	4,101,203
10,651	Xilinx, Inc.	784,872

		37,802,190

	Materials—3.3%
9,338	Air Products & Chemicals, Inc.	1,488,757
4,733	Albemarle Corp.	666,832
2,685	AptarGroup, Inc.	233,783
3,887	Bemis Co., Inc.	174,993
1,448	Compass Minerals International, Inc.(b)	94,989
12,398	Ecolab, Inc.	1,619,923
2,163	H.B. Fuller Co.	123,010
457	Hawkins, Inc.	17,412
3,384	International Flavors & Fragrances, Inc.	498,869
508	NewMarket Corp.	203,398
13,685	Nucor Corp.	791,404
10,988	PPG Industries, Inc.	1,277,245
2,797	Royal Gold, Inc.	235,256
5,721	RPM International, Inc.	305,101
1,878	Sensient Technologies Corp.	142,822
4,002	Sherwin-Williams Co. (The)	1,581,390
4,722	Silgan Holdings, Inc.	138,118

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
4,258	Sonoco Products Co.	$220,522
965	Stepan Co.	77,065
5,529	Westlake Chemical Corp.	469,467

		10,360,356

	Real Estate—1.9%
8,790	Digital Realty Trust, Inc. REIT	1,041,088
3,728	Equity LifeStyle Properties, Inc. REIT	329,853
2,827	Essex Property Trust, Inc. REIT	741,890
3,096	Federal Realty Investment Trust REIT	373,130
20,091	HCP, Inc. REIT	519,151
1,754	National Health Investors, Inc. REIT	133,637
6,393	National Retail Properties, Inc. REIT	256,871
8,450	Omega Healthcare Investors, Inc. REIT(b)	243,867
11,742	Realty Income Corp. REIT	630,193
4,064	Tanger Factory Outlet Centers, Inc. REIT	92,456
582	Universal Health Realty Income Trust REIT	42,608
1,272	Urstadt Biddle Properties, Inc., Class A REIT	27,641
15,804	Welltower, Inc. REIT	1,058,236
4,580	WP Carey, Inc. REIT	312,127

		5,802,748

	Telecommunication Services—5.6%
263,052	AT&T, Inc.	8,851,700
4,425	Telephone & Data Systems, Inc.	128,988
174,771	Verizon Communications, Inc.	8,366,288

		17,346,976

	Utilities—6.9%
9,899	Alliant Energy Corp.	428,231
1,568	American States Water Co.	84,280
3,979	AmeriGas Partners LP	180,050
7,611	Aqua America, Inc.	270,038
4,544	Atmos Energy Corp.	396,419
2,757	Avista Corp.	144,026
2,289	Black Hills Corp.	149,380
2,055	California Water Service Group	86,310
18,466	CenterPoint Energy, Inc.	546,224
700	Chesapeake Utilities Corp.	56,385
495	Connecticut Water Service, Inc.	30,700
13,273	Consolidated Edison, Inc.	1,142,142
27,530	Dominion Energy, Inc.	2,233,784
29,988	Duke Energy Corp.	2,648,240
13,959	Edison International	1,116,022
13,576	Eversource Energy	850,401
8,360	MDU Resources Group, Inc.	228,646
1,484	MGE Energy, Inc.	98,018
699	Middlesex Water Co.	30,392
3,660	National Fuel Gas Co.	212,463
3,704	New Jersey Resources Corp.	164,643
20,103	NextEra Energy, Inc.	3,117,372
1,227	Northwest Natural Gas Co.	81,411
2,074	NorthWestern Corp.	122,947
8,556	OGE Energy Corp.	315,203
3,812	Portland General Electric Co.	181,985
29,384	PPL Corp.	1,103,663
6,123	SCANA Corp.	264,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
878	SJW Corp.	$52,074
3,405	South Jersey Industries, Inc.	115,668
42,820	Southern Co. (The)	2,235,204
2,036	Southwest Gas Holdings, Inc.	167,746
2,065	Spire, Inc.	163,032
7,428	UGI Corp.	355,504
3,555	Vectren Corp.	242,238
13,520	WEC Energy Group, Inc.	911,113
21,754	Xcel Energy, Inc.	1,077,258
550	York Water Co. (The)	19,360

		21,622,718

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $232,881,546)—100.0%	311,000,577

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
1,742,960	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $1,742,960)	1,742,960

	Total Investments in Securities (Cost $234,624,506)—100.5%	312,743,537
	Other assets less liabilities—(0.5)%	(1,682,785)

	Net Assets—100.0%	$311,060,752

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2017

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Banks	68.4
Capital Markets	16.8
Insurance	8.3
Consumer Finance	5.3
Thrifts & Mortgage Finance	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.5

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.5%
	Banks—68.4%
647,400	Bank of America Corp., 6.00%, Series EE	$17,110,782
1,030,721	Bank of America Corp., 6.20%, Series CC	27,623,323
509,402	Bank of America Corp., 6.20%, Series D	13,173,136
75,467	Bank of America Corp., 6.38%, Series 3	1,962,142
1,056,567	Bank of America Corp., 6.50%, Series Y	28,273,733
1,159,034	Bank of America Corp., 6.63%, Series W	31,293,918
2,033,961	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	54,266,079
61,742	BB&T Corp., 5.20%, Series G(b)	1,567,629
367,386	BB&T Corp., 5.63%	9,827,575
1,845,251	BB&T Corp., 5.63%, Series E	47,127,711
446,984	BB&T Corp., 5.85%	11,460,670
334,683	Citigroup, Inc., 5.80%, Series C	8,527,723
807,128	Citigroup, Inc., 6.30%, Series S	21,848,955
1,185,193	Citigroup, Inc., 6.88%, Series K(b)	34,240,226
923,502	Citigroup, Inc., 7.13%, Series J(b)	26,596,858
410,477	Fifth Third Bancorp, 6.63%, Series I	11,694,490
4,378,793	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	117,789,532
1,391,546	HSBC Holdings PLC, 8.13% (United Kingdom)	37,891,798
415,322	Huntington Bancshares, Inc., 6.25%, Series D	11,529,339
707,223	ING Groep NV, 6.13% (Netherlands)	18,175,631
1,434,904	ING Groep NV, 6.38% (Netherlands)	36,877,033
759,501	JPMorgan Chase & Co., 5.45%, Series P	19,109,045
1,078,071	JPMorgan Chase & Co., 5.50%, Series O	27,059,582
1,174,331	JPMorgan Chase & Co., 6.10%, Series AA(b)	31,566,017
1,265,991	JPMorgan Chase & Co., 6.13%, Series Y	33,928,559
1,276,993	JPMorgan Chase & Co., 6.15%, Series BB	34,504,351
125,548	JPMorgan Chase & Co., 6.30%, Series W	3,340,832
619,294	JPMorgan Chase & Co., 6.70%, Series T	16,566,114
404,608	KeyCorp, 6.13%, Series E	11,810,507
314,585	KKR Financial Holdings LLC, 7.38%, Series A	7,981,021
206,602	People’s United Financial, Inc., 5.63%, Series A	5,569,990

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
1,615,614	PNC Financial Services Group, Inc. (The), 6.13%, Series P	$45,592,627
416,090	Regions Financial Corp., 6.38%, Series A	10,568,686
463,902	Regions Financial Corp., 6.38%, Series B	13,151,622
466,742	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	11,971,932
414,839	SunTrust Banks, Inc., 5.88%, Series E	10,615,730
733,892	U.S. Bancorp, 5.15%, Series H	18,846,347
1,038,488	U.S. Bancorp, 6.50%, Series F(b)	29,887,685
941,250	Wells Fargo & Co., 5.20%	23,587,725
446,977	Wells Fargo & Co., 5.25%, Series P	11,223,592
1,121,245	Wells Fargo & Co., 5.50%, Series X	28,490,835
580,739	Wells Fargo & Co., 5.63%, Series Y	14,983,066
919,571	Wells Fargo & Co., 5.70%, Series W	23,697,345
1,479,745	Wells Fargo & Co., 5.85%, Series Q	40,308,254
532,863	Wells Fargo & Co., 6.00%, Series T	13,929,039
698,160	Wells Fargo & Co., 6.00%, Series V	18,431,424
273,686	Wells Fargo & Co., 6.63%	7,830,156
1,915,556	Wells Fargo & Co., 8.00%, Series J	48,884,989

		1,132,295,355

	Capital Markets—16.8%
534,886	Bank of New York Mellon Corp. (The), 5.20%	13,500,523
647,559	Charles Schwab Corp. (The), 5.95%, Series D	17,743,117
438,563	Charles Schwab Corp. (The), 6.00%, Series B	11,130,729
542,151	Charles Schwab Corp. (The), 6.00%, Series C	14,860,359
908,702	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	24,398,649
852,249	Goldman Sachs Group, Inc. (The), 5.95%, Series I	21,323,270
352,228	Goldman Sachs Group, Inc. (The), 6.20%, Series B	8,981,814
263,519	Goldman Sachs Group, Inc. (The), 6.30%, Series N	7,196,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
400,139	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	$11,491,992
633,009	Morgan Stanley, 5.85%, Series K	17,091,243
541,336	Morgan Stanley, 6.38%, Series I	15,157,408
326,744	Morgan Stanley, 6.63%, Series G	8,750,204
667,696	Morgan Stanley, 6.88%, Series F	19,062,721
650,201	Morgan Stanley, 7.13%, Series E(b)	18,823,319
339,571	Northern Trust Corp., 5.85%, Series C	9,008,819
591,730	State Street Corp., 5.25%, Series C	14,899,761
313,920	State Street Corp., 5.35%, Series G	8,538,624
766,681	State Street Corp., 5.90%, Series D	21,244,730
518,669	State Street Corp., 6.00%, Series E	13,967,756

		277,171,742

	Consumer Finance—5.3%
455,359	Capital One Financial Corp., 5.20%, Series G	11,342,992
861,451	Capital One Financial Corp., 6.00%, Series B	21,872,241
433,257	Capital One Financial Corp., 6.00%, Series H	11,537,634
477,443	Capital One Financial Corp., 6.20%, Series F	12,900,510
396,471	Capital One Financial Corp., 6.25%, Series C	10,585,776
281,317	Capital One Financial Corp., 6.70%, Series D	7,609,625
487,334	Discover Financial Services, 6.50%, Series B	12,378,283

		88,227,061

	Insurance—8.3%
793,020	Aegon NV, 6.38% (Netherlands)	20,539,218
273,489	Aegon NV, 6.50% (Netherlands)	7,124,388
322,296	Allstate Corp. (The), 5.63%	8,250,778
129,678	Allstate Corp. (The), 6.25%, Series F	3,497,416
707,361	Allstate Corp. (The), 6.63%, Series E	18,978,496
314,613	Allstate Corp. (The), 6.75%, Series C	8,268,030
396,559	Arch Capital Group Ltd., 5.25%, Series E	9,878,285
83,136	Arch Capital Group Ltd., 6.75%, Series C	2,108,329
227,399	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,760,017
241,301	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,500,649
443,109	Axis Capital Holdings Ltd., 5.50%, Series E	11,223,951
292,879	PartnerRe Ltd., 7.25%, Series H (Bermuda)	8,528,636
338,960	Prudential PLC, 6.50% (United Kingdom)	8,955,323
193,340	Prudential PLC, 6.75% (United Kingdom)	5,123,510
277,004	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	7,091,302
197,831	Validus Holdings Ltd., 5.80%, Series B	4,999,189

		136,827,517

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Thrifts & Mortgage Finance—0.7%
413,381	New York Community Bancorp, Inc., 6.38%, Series A(b)	$11,545,731

	Total Preferred Stocks and Other Equity Interests (Cost $1,584,885,211)	1,646,067,406

	Money Market Fund—0.4%
5,599,736	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $5,599,736)	5,599,736

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,590,484,947)—99.9%	1,651,667,142

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.3%
5,165,940	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(c)(d) (Cost $5,165,940)	5,165,940

	Total Investments in Securities (Cost $1,595,650,887)—100.2%	1,656,833,082
	Other assets less liabilities—(0.2)%	(2,653,797)

	Net Assets—100.0%	$1,654,179,285

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.3%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

October 31, 2017

(Unaudited)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Multi-Utilities	13.2
Oil, Gas & Consumable Fuels	9.7
Electric Utilities	8.3
Tobacco	7.7
Insurance	7.1
Diversified Telecommunication Services	4.8
Banks	4.5
Energy Equipment & Services	4.3
Specialty Retail	4.1
Food Products	3.9
Semiconductors & Semiconductor Equipment	3.8
Capital Markets	3.4
Hotels, Restaurants & Leisure	2.9
Multi-line Retail	2.4
IT Services	2.2
Metals & Mining	2.1
Media	1.9
Electrical Equipment	1.8
Health Care Providers & Services	1.6
Beverages	1.6
Machinery	1.6
Food & Staples Retailing	1.5
Textiles, Apparel & Luxury Goods	1.5
Gas Utilities	1.4
Household Products	1.4
Personal Products	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Banks—4.5%
1,101,567	People’s United Financial, Inc.	$20,555,240
525,949	United Bankshares, Inc.	18,907,867

		39,463,107

	Beverages—1.6%
311,274	Coca-Cola Co. (The)	14,312,378

Number of Shares		Value
	Common Stocks (continued)
	Capital Markets—3.4%
475,819	Invesco Ltd.(b)	$17,029,562
139,904	T. Rowe Price Group, Inc.	12,997,082

		30,026,644

	Diversified Telecommunication Services—4.8%
623,238	AT&T, Inc.	20,971,959
450,223	Verizon Communications, Inc.	21,552,175

		42,524,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Electric Utilities—8.3%
203,315	Duke Energy Corp.	$17,954,748
425,319	OGE Energy Corp.	15,668,752
451,471	PPL Corp.	16,957,251
439,052	Southern Co. (The)	22,918,514

		73,499,265

	Electrical Equipment—1.8%
247,041	Emerson Electric Co.	15,924,263

	Energy Equipment & Services—4.3%
700,502	Helmerich & Payne, Inc.(c)	38,044,264

	Food & Staples Retailing—1.5%
149,376	Wal-Mart Stores, Inc.	13,042,018

	Food Products—3.9%
981,066	Flowers Foods, Inc.	18,669,686
305,149	General Mills, Inc.	15,843,336

		34,513,022

	Gas Utilities—1.4%
191,813	Northwest Natural Gas Co.	12,726,792

	Health Care Providers & Services—1.6%
588,875	Owens & Minor, Inc.	14,468,659

	Hotels, Restaurants & Leisure—2.9%
94,368	Cracker Barrel Old Country Store, Inc.(c)	14,733,676
65,900	McDonald’s Corp.	10,999,369

		25,733,045

	Household Products—1.4%
143,190	Procter & Gamble Co. (The)	12,363,024

	Insurance—7.1%
1,983,441	AmTrust Financial Services, Inc.(c)	24,912,019
337,782	Mercury General Corp.	18,905,659
932,236	Old Republic International Corp.	18,915,068

		62,732,746

	IT Services—2.2%
127,155	International Business Machines Corp.	19,589,499

	Machinery—1.6%
100,396	Caterpillar, Inc.	13,633,777

	Media—1.9%
312,009	Meredith Corp.	16,536,477

	Metals & Mining—2.1%
286,950	Compass Minerals International, Inc.(c)	18,823,920

	Multi-line Retail—2.4%
365,003	Target Corp.	21,549,777

	Multi-Utilities—13.2%
240,205	Avista Corp.	12,548,309
541,861	CenterPoint Energy, Inc.	16,028,249
173,046	Consolidated Edison, Inc.	14,890,608
214,317	Dominion Energy, Inc.	17,389,681
469,246	MDU Resources Group, Inc.	12,833,878
252,688	NorthWestern Corp.	14,979,345
292,164	SCANA Corp.	12,603,955
216,671	WEC Energy Group, Inc.	14,601,459

		115,875,484

Number of Shares		Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels—9.7%
167,280	Chevron Corp.	$19,386,079
234,010	Exxon Mobil Corp.	19,504,734
382,541	Occidental Petroleum Corp.	24,700,672
396,002	ONEOK, Inc.	21,491,029

		85,082,514

	Personal Products—1.3%
173,928	Nu Skin Enterprises, Inc., Class A	11,063,560

	Semiconductors & Semiconductor Equipment—3.8%
278,097	Maxim Integrated Products, Inc.	14,611,217
361,137	QUALCOMM, Inc.	18,421,598

		33,032,815

	Specialty Retail—4.1%
739,574	Gap, Inc. (The)	19,221,528
322,167	Williams-Sonoma, Inc.(c)	16,623,817

		35,845,345

	Textiles, Apparel & Luxury Goods—1.5%
184,949	VF Corp.	12,881,698

	Tobacco—7.7%
272,249	Altria Group, Inc.	17,483,831
294,714	Universal Corp.	16,901,848
1,595,711	Vector Group Ltd.(c)	33,158,874

		67,544,553

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $851,669,613)—100.0%	880,832,780

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—10.0%
88,345,103	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $88,345,103)	88,345,103

	Total Investments in Securities (Cost $940,014,716)—110.0%	969,177,883
	Other assets less liabilities—(10.0)%	(88,064,310)

	Net Assets—100.0%	$881,113,573

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares International Dividend Achievers™ Portfolio (PID)

October 31, 2017

(Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Energy	24.2
Financials	20.6
Telecommunication Services	13.1
Industrials	12.4
Health Care	8.7
Consumer Discretionary	6.0
Utilities	5.0
Information Technology	4.7
Consumer Staples	3.8
Materials	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—2.5%
858,796	Westpac Banking Corp. ADR(a)	$21,796,242

	Brazil—1.1%
384,717	Ultrapar Participacoes SA ADR	9,190,889

	Canada—33.5%
199,847	Bank of Montreal	15,310,279
225,222	Bank of Nova Scotia (The)	14,531,323
358,704	BCE, Inc.	16,557,777
134,902	Brookfield Asset Management, Inc., Class A	5,657,790
333,926	Brookfield Infrastructure Partners LP(a)	14,148,445
339,838	Cae, Inc.	6,018,531
203,819	Canadian Imperial Bank of Commerce	17,946,263
69,355	Canadian National Railway Co.	5,582,384
313,346	Canadian Natural Resources Ltd.	10,935,775
423,442	Enbridge, Inc.	16,285,579
347,972	Fortis, Inc./Canada	12,815,809
51,006	Franco-Nevada Corp.(a)	4,051,917
140,394	Gildan Activewear, Inc., Class A	4,296,056
206,150	Imperial Oil Ltd.(a)	6,675,137
178,265	Magna International, Inc.	9,724,356
165,295	Methanex Corp.	8,058,131
550,504	Pembina Pipeline Corp.	18,205,167
294,969	Ritchie Bros. Auctioneers, Inc.	8,267,981
181,285	Royal Bank of Canada	14,167,423
691,364	Shaw Communications, Inc., Class B	15,790,754
457,094	Suncor Energy, Inc.	15,522,912
422,151	TELUS Corp.(a)	15,290,309
252,702	Thomson Reuters Corp.	11,836,562

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
232,893	Toronto-Dominion Bank (The)	$13,239,967
265,794	TransCanada Corp.	12,619,899

		293,536,526

	Chile—1.4%
128,757	Banco de Chile ADR(a)	11,861,095

	Colombia—1.0%
228,676	Bancolombia SA ADR	8,632,519

	Denmark—1.1%
193,583	Novo Nordisk A/S, Class B ADR	9,638,498

	France—1.4%
263,876	Sanofi ADR	12,476,057

	Germany—1.1%
92,065	Fresenius Medical Care AG & Co. KGaA ADR(a)	4,454,105
47,793	SAP SE ADR	5,457,960

		9,912,065

	Hong Kong—3.8%
4,813,085	Seaspan Corp.(a)	33,691,595

	India—2.2%
100,685	Axis Bank Ltd. GDR(b)	4,012,297
20,773	HDFC Bank Ltd. ADR	1,917,348
670,028	Infosys Ltd. ADR(a)	9,949,916
107,371	Reliance Industries Ltd. GDR(b)	3,081,548

		18,961,109

	Israel—2.7%
1,685,407	Teva Pharmaceutical Industries Ltd. ADR	23,258,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares International Dividend Achievers™ Portfolio (PID) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico—2.1%
334,753	America Movil SAB de CV, Series L ADR	$5,730,971
132,155	Grupo Aeroportuario del Pacifico SAB de CV ADR	12,544,153

		18,275,124

	Netherlands—0.4%
20,527	ASML Holding NV	3,710,255

	Norway—2.2%
950,618	Statoil ASA ADR(a)	19,307,052

	Russia—8.2%
495,986	LUKOIL PJSC ADR	26,336,856
3,439,982	Mobile TeleSystems PJSC ADR	36,498,209
79,647	Novatek PJSC GDR(b)	9,087,723

		71,922,788

	South Korea—0.9%
6,636	Samsung Electronics Co. Ltd. GDR(b)	8,182,188

	Sweden—0.9%
1,255,527	Telefonaktiebolaget LM Ericsson, Class B ADR	7,847,044

	Switzerland—3.0%
544,512	ABB Ltd. ADR(a)	14,228,098
146,760	Novartis AG ADR	12,119,441

		26,347,539

	United Kingdom—27.8%
763,397	BP PLC ADR	31,047,356
224,928	British American Tobacco PLC ADR	14,485,363
1,032,537	BT Group PLC ADR(a)	18,079,723
68,234	Diageo PLC ADR(a)	9,348,740
1,563,486	Golar LNG Partners LP(a)	34,037,090
417,636	HSBC Holdings PLC ADR	20,368,108
152,008	Intercontinental Hotels Group PLC ADR(a)	8,450,125
275,043	National Grid PLC ADR(a)	16,791,375
137,015	Pentair PLC	9,654,077
204,135	Prudential PLC ADR	10,008,739
426,770	Relx NV ADR(a)	9,645,002
378,360	Relx PLC ADR(a)	8,849,840
178,372	Smith & Nephew PLC ADR	6,824,513
162,048	Unilever NV(a)	9,392,302
764,270	Vodafone Group PLC ADR	22,148,545
163,706	WPP PLC ADR(a)	14,453,603

		243,584,501

	United States—2.6%
27,340	Aon PLC	3,921,376
21,556	Broadcom Ltd.	5,688,844
15,642	Shire PLC ADR	2,309,228
58,078	STERIS PLC	5,420,420
35,158	Willis Towers Watson PLC	5,663,251

		23,003,119

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $794,727,241)—99.9%	875,134,822

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—17.6%
154,178,485	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(c)(d) (Cost $154,178,485)	$154,178,485

	Total Investments in Securities (Cost $948,905,726)—117.5%	1,029,313,307
	Other assets less liabilities—(17.5)%	(153,093,853)

	Net Assets—100.0%	$876,219,454

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2017 was $24,363,756, which represented 2.78% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Assets and Liabilities

October 31, 2017

(Unaudited)

	PowerShares BuyBack Achievers™ Portfolio (PKW)	PowerShares Dividend Achievers™ Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)	PowerShares International Dividend Achievers™ Portfolio (PID)
Assets:
Unaffiliated investments in securities, at value(a)	$1,308,890,306	$310,376,686	$1,646,067,406	$863,803,218	$875,134,822
Affiliated investments in securities, at value	48,893,787	2,366,851	10,765,676	105,374,665	154,178,485
Cash	45	—	87,805	—	—
Receivables:
Investments sold	30,903,174	41,521	—	—	—
Shares sold	16,777,871	—	—	—	—
Dividends	245,118	550,969	4,015,785	1,596,233	3,056,269
Securities lending	33,701	827	16,868	77,893	112,037
Foreign tax reclaims	—	—	—	—	722,033
Other assets	—	—	1,798	—	—

Total Assets	1,405,744,002	313,336,854	1,660,955,338	970,852,009	1,033,203,646

Liabilities:
Due to custodian	—	219,501	—	606,421	1,819,771
Payables:
Collateral upon return of securities loaned	46,547,843	1,742,960	5,165,940	88,345,103	154,178,485
Investments purchased	25,504,182	—	—	—	95,055
Shares repurchased	22,346,021	—	—	—	—
Accrued advisory fees	565,696	105,291	701,929	303,729	298,711
Accrued trustees’ and officer’s fees	104,287	44,652	150,713	55,692	94,043
Accrued expenses	645,646	163,698	757,471	427,491	498,127

Total Liabilities	95,713,675	2,276,102	6,776,053	89,738,436	156,984,192

Net Assets	$1,310,030,327	$311,060,752	$1,654,179,285	$881,113,573	$876,219,454

Net Assets Consist of:
Shares of beneficial interest	$1,364,059,394	$245,313,340	$1,602,844,319	$889,065,633	$1,260,221,081
Undistributed net investment income	949,700	585,123	(131,963)	268,073	2,865,345
Undistributed net realized gain (loss)	(223,042,153)	(12,956,742)	(9,715,266)	(37,383,300)	(467,273,418)
Net unrealized appreciation	168,063,386	78,119,031	61,182,195	29,163,167	80,406,446

Net Assets	$1,310,030,327	$311,060,752	$1,654,179,285	$881,113,573	$876,219,454

Shares outstanding (unlimited amount authorized, $0.01 par value)	23,450,000	12,400,000	87,750,000	51,150,000	54,700,000
Net asset value	$55.86	$25.09	$18.85	$17.23	$16.02

Market price	$55.86	$25.07	$18.85	$17.23	$16.01

Unaffiliated investments in securities, at cost	$1,140,992,389	$232,159,233	$1,584,885,211	$836,920,347	$794,727,241

Affiliated investments in securities, at cost	$48,728,318	$2,465,273	$10,765,676	$103,094,369	$154,178,485

(a) Includes securities on loan with an aggregate value of	$45,268,338	$1,685,675	$4,978,776	$86,205,349	$150,088,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Operations

For the six months ended October 31, 2017

(Unaudited)

	PowerShares BuyBack Achievers™ Portfolio (PKW)	PowerShares Dividend Achievers™ Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)	PowerShares International Dividend Achievers™ Portfolio (PID)
Investment Income:
Unaffiliated dividend income	$11,396,776	$4,298,374	$49,747,802	$17,931,848	$22,711,362
Affiliated dividend income	58,535	11,361	21,945	333,635	3,452
Securities lending income	258,214	5,177	329,128	345,933	971,801
Foreign withholding tax	—	—	—	—	(1,793,866)

Total Income	11,713,525	4,314,912	50,098,875	18,611,416	21,892,749

Expenses:
Advisory fees	3,351,612	624,851	4,245,930	1,847,571	1,689,577
Sub-licensing fees	670,318	156,211	802,571	461,889	422,390
Accounting & administration fees	132,466	28,501	162,818	97,271	69,063
Trustees’ and officer’s fees	50,599	21,341	66,483	31,572	40,842
Custodian & transfer agent fees	20,232	9,490	31,718	12,466	57,515
Other expenses	74,322	32,465	91,780	56,539	64,714

Total Expenses	4,299,549	872,859	5,401,300	2,507,308	2,344,101

Less: Waivers	(959)	(243)	(4,484)	(724)	(810)

Net Expenses	4,298,590	872,616	5,396,816	2,506,584	2,343,291

Net Investment Income	7,414,935	3,442,296	44,702,059	16,104,832	19,549,458

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	764,928	48,241	(299,060)	(3,072,031)	(8,416,888)
In-kind redemptions	38,593,775	8,771,548	6,218,450	30,951,039	3,702,808
Foreign currencies	—	—	—	—	5,260

Net realized gain (loss)	39,358,703	8,819,789	5,919,390	27,879,008	(4,708,820)

Change in net unrealized appreciation (depreciation) on:
Investment securities	49,496,481	5,458,125	(7,525,142)	(17,393,188)	55,133,607
Foreign currencies	—	—	—	—	(542)

Net change in unrealized appreciation (depreciation)	49,496,481	5,458,125	(7,525,142)	(17,393,188)	55,133,065

Net realized and unrealized gain (loss)	88,855,184	14,277,914	(1,605,752)	10,485,820	50,424,245

Net increase in net assets resulting from operations	$96,270,119	$17,720,210	$43,096,307	$26,590,652	$69,973,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

(This Page Intentionally Left Blank)

Statements of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares BuyBack Achievers™ Portfolio (PKW)		PowerShares Dividend Achievers™ Portfolio (PFM)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$7,414,935	$14,904,110	$3,442,296	$6,475,790
Net realized gain (loss)	39,358,703	135,997,402	8,819,789	8,976,759
Net change in unrealized appreciation (depreciation)	49,496,481	50,609,710	5,458,125	20,314,745

Net increase in net assets resulting from operations	96,270,119	201,511,222	17,720,210	35,767,294

Distributions to Shareholders from:
Net investment income	(6,404,934)	(20,170,488)	(3,489,704)	(6,990,329)

Shareholder Transactions:
Proceeds from shares sold	62,594,272	688,393,424	8,701,580	29,541,769
Value of shares repurchased	(204,809,784)	(1,146,787,729)	(25,766,419)	(31,476,117)

Net increase (decrease) in net assets resulting from shares transactions	(142,215,512)	(458,394,305)	(17,064,839)	(1,934,348)

Increase (Decrease) in Net Assets	(52,350,327)	(277,053,571)	(2,834,333)	26,842,617

Net Assets:
Beginning of period	1,362,380,654	1,639,434,225	313,895,085	287,052,468

End of period	$1,310,030,327	$1,362,380,654	$311,060,752	$313,895,085

Undistributed net investment income at end of period	$949,700	$(60,301)	$585,123	$632,531

Changes in Shares Outstanding:
Shares sold	1,150,000	13,550,000	350,000	1,250,000
Shares repurchased	(3,800,000)	(23,350,000)	(1,050,000)	(1,350,000)
Shares outstanding, beginning of period	26,100,000	35,900,000	13,100,000	13,200,000

Shares outstanding, end of period	23,450,000	26,100,000	12,400,000	13,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Financial Preferred Portfolio (PGF)		PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)		PowerShares International Dividend Achievers™ Portfolio (PID)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$44,702,059	$94,067,243	$16,104,832	$32,677,305	$19,549,458	$21,521,583
5,919,390	30,190,207	27,879,008	142,476,260	(4,708,820)	(89,104,790)
(7,525,142)	(28,372,096)	(17,393,188)	(12,049,124)	55,133,065	117,086,827

43,096,307	95,885,354	26,590,652	163,104,441	69,973,703	49,503,620

(44,740,036)	(94,148,860)	(15,804,751)	(32,938,791)	(20,342,893)	(28,035,512)

40,835,078	333,269,773	107,803,769	799,352,925	39,618,414	199,878,965
(57,923,455)	(298,473,329)	(222,201,301)	(682,576,819)	(24,809,750)	(111,250,849)

(17,088,377)	34,796,444	(114,397,532)	116,776,106	14,808,664	88,628,116

(18,732,106)	36,532,938	(103,611,631)	246,941,756	64,439,474	110,096,224

1,672,911,391	1,636,378,453	984,725,204	737,783,448	811,779,980	701,683,756

$1,654,179,285	$1,672,911,391	$881,113,573	$984,725,204	$876,219,454	$811,779,980

$(131,963)	$(93,986)	$268,073	$(32,008)	$2,865,345	$3,658,780

2,150,000	17,650,000	6,300,000	49,500,000	2,550,000	13,650,000
(3,050,000)	(16,050,000)	(13,050,000)	(41,100,000)	(1,650,000)	(7,700,000)
88,650,000	87,050,000	57,900,000	49,500,000	53,800,000	47,850,000

87,750,000	88,650,000	51,150,000	57,900,000	54,700,000	53,800,000

21

Financial Highlights

PowerShares BuyBack AchieversTM Portfolio (PKW)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$52.20		$45.67	$48.78		$43.42		$34.60		$29.40
Net investment income(a)	0.30		0.51	0.56		0.51		0.39		0.37
Net realized and unrealized gain (loss) on investments	3.62		6.70	(3.08)		5.38		8.70		5.18
Total from investment operations	3.92		7.21	(2.52)		5.89		9.09		5.55
Distributions to shareholders from:
Net investment income	(0.26)		(0.68)	(0.59)		(0.53)		(0.27)		(0.35)
Net asset value at end of period	$55.86		$52.20	$45.67		$48.78		$43.42		$34.60
Market price at end of period(b)	$55.86		$52.19	$45.65		$48.77		$43.42		$34.61
Net Asset Value Total Return(c)	7.53%		15.92%	(5.18)%		13.63%		26.36%		19.08%
Market Price Total Return(c)	7.55%		15.96%	(5.20)%		13.61%		26.32%		19.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,310,030		$1,362,381	$1,639,434		$2,970,924		$2,905,121		$418,621
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.63	%(e)	0.63	%(e)	0.66	%(e)	0.70%
Expenses, prior to Waivers	0.64	%(d)	0.63%	0.63	%(e)	0.63	%(e)	0.66	%(e)	0.70%
Net investment income, after Waivers	1.11	%(d)	1.05%	1.21%		1.09%		0.95%		1.21%
Portfolio turnover rate(f)	2%		57%	53%		68%		92%		80%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.96		$21.75	$21.42	$20.50	$18.33	$15.81
Net investment income(a)	0.27		0.50	0.49	0.44	0.39	0.38
Net realized and unrealized gain on investments	1.13		2.25	0.33	0.90	2.16	2.52
Total from investment operations	1.40		2.75	0.82	1.34	2.55	2.90
Distributions to shareholders from:
Net investment income	(0.27)		(0.54)	(0.49)	(0.42)	(0.38)	(0.38)
Net asset value at end of period	$25.09		$23.96	$21.75	$21.42	$20.50	$18.33
Market price at end of period(b)	$25.07		$23.99	$21.75	$21.40	$20.50	$18.32
Net Asset Value Total Return(c)	5.89%		12.80%	3.98%	6.54%	14.11%	18.67%
Market Price Total Return(c)	5.67%		12.94%	4.08%	6.44%	14.17%	18.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$311,061		$313,895	$287,052	$343,819	$351,557	$296,928
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.55%	0.55%	0.55%	0.55%	0.58%
Expenses, prior to Waivers	0.56	%(d)	0.55%	0.55%	0.55%	0.55%	0.58%
Net investment income, after Waivers	2.20	%(d)	2.17%	2.35%	2.07%	2.05%	2.28%
Portfolio turnover rate(e)	2%		6%	7%	20%	21%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights (continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$18.87		$18.80	$18.45	$17.99	$18.67	$17.79
Net investment income(a)	0.50		1.03	1.06	1.07	1.10	1.18
Net realized and unrealized gain (loss) on investments	(0.02)		0.07	0.36	0.45	(0.68)	0.85
Total from investment operations	0.48		1.10	1.42	1.52	0.42	2.03
Distributions to shareholders from:
Net investment income	(0.50)		(1.03)	(1.07)	(1.06)	(1.10)	(1.15)
Net asset value at end of period	$18.85		$18.87	$18.80	$18.45	$17.99	$18.67
Market price at end of period(b)	$18.85		$18.87	$18.83	$18.46	$17.98	$18.70
Net Asset Value Total Return(c)	2.58%		6.06%	8.01%	8.73%	2.63%	11.78%
Market Price Total Return(c)	2.58%		5.89%	8.12%	8.85%	2.41%	11.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,654,179		$1,672,911	$1,636,378	$1,471,716	$1,435,558	$1,891,452
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to Waivers	0.64	%(d)	0.63%	0.63%	0.63%	0.63%	0.64%
Net investment income, after Waivers	5.26	%(d)	5.48%	5.76%	5.87%	6.28%	6.47%
Portfolio turnover rate(e)	1%		8%	13%	9%	30%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$17.01		$14.90	$13.45	$12.32	$10.77	$9.36
Net investment income(a)	0.30		0.52	0.48	0.43	0.42	0.42
Net realized and unrealized gain on investments	0.21		2.12	1.46	1.13	1.54	1.41
Total from investment operations	0.51		2.64	1.94	1.56	1.96	1.83
Distributions to shareholders from:
Net investment income	(0.29)		(0.53)	(0.49)	(0.43)	(0.41)	(0.42)
Net asset value at end of period	$17.23		$17.01	$14.90	$13.45	$12.32	$10.77
Market price at end of period(b)	$17.23		$17.02	$14.91	$13.45	$12.32	$10.76
Net Asset Value Total Return(c)	3.05%		17.95%	14.92%	12.89%	18.61%	20.16%
Market Price Total Return(c)	2.99%		17.94%	14.99%	12.89%	18.72%	20.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$881,114		$984,725	$737,783	$537,324	$393,103	$322,476
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(d)	0.54%	0.54%	0.54%	0.55%	0.57%
Expenses, prior to Waivers	0.54	%(d)	0.54%	0.54%	0.54%	0.55%	0.57%
Net investment income, after Waivers	3.49	%(d)	3.23%	3.62%	3.29%	3.70%	4.31%
Portfolio turnover rate(e)	11%		49%	59%	45%	51%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights (continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$15.09		$14.66	$18.42	$18.56	$17.27		$15.35
Net investment income(a)	0.36		0.44	0.56	0.51	0.67	(b)	0.40
Net realized and unrealized gain (loss) on investments	0.95		0.56	(3.78)	(0.17)	1.26		1.93
Total from investment operations	1.31		1.00	(3.22)	0.34	1.93		2.33
Distributions to shareholders from:
Net investment income	(0.38)		(0.57)	(0.54)	(0.48)	(0.64)		(0.41)
Net asset value at end of period	$16.02		$15.09	$14.66	$18.42	$18.56		$17.27
Market price at end of period(c)	$16.01		$15.09	$14.65	$18.43	$18.58		$17.31
Net Asset Value Total Return(d)	8.78%		7.12%	(17.53)%	1.83%	11.50%		15.63%
Market Price Total Return(d)	8.71%		7.19%	(17.63)%	1.77%	11.35%		15.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$876,219		$811,780	$701,684	$1,571,846	$1,160,654		$877,341
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(e)	0.56%	0.58%	0.55%	0.54%		0.56%
Expenses, prior to Waivers	0.55	%(e)	0.56%	0.58%	0.55%	0.54%		0.56%
Net investment income, after Waivers	4.63	%(e)	3.01%	3.62%	2.77%	3.82	%(b)	2.57%
Portfolio turnover rate(f)	21%		61%	61%	66%	49%		46%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.43 and 2.42%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares BuyBack Achievers™ Portfolio (PKW)	“BuyBack Achievers™ Portfolio”
PowerShares Dividend Achievers™ Portfolio (PFM)	“Dividend Achievers™ Portfolio”
PowerShares Financial Preferred Portfolio (PGF)	“Financial Preferred Portfolio”
PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)	“High Yield Equity Dividend Achievers™ Portfolio”
PowerShares International Dividend Achievers™ Portfolio (PID)	“International Dividend Achievers™ Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC, except for Shares of Financial Preferred Portfolio, which is listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack Achievers™ Portfolio	NASDAQ US BuyBack Achievers™ Index
Dividend Achievers™ Portfolio	NASDAQ US Broad Dividend Achievers™ Index
Financial Preferred Portfolio	Wells Fargo® Hybrid and Preferred Securities Financial Index
High Yield Equity Dividend Achievers™ Portfolio	NASDAQ US Dividend Achievers™ 50 Index
International Dividend Achievers™ Portfolio	NASDAQ International Dividend Achievers™ Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

25

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit

26

the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. BuyBack Achievers™ Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Financial Preferred Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Dividend Paying Security Risk. Dividend Achievers™ Portfolio, High Yield Equity Dividend Achievers™ Portfolio and International Dividend Achievers™ Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Consumer Discretionary Sector Risk. At times, BuyBack Achievers™ Portfolio has concentrated its investments in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Financial Sector Risk. For Financial Preferred Portfolio and International Dividend Achievers™ Portfolio, the market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Variable- and Floating-Rate Securities Risk. Financial Preferred Portfolio’s investments in variable- and floating-rate instruments are subject to credit risk and default risk, which could impair their value. Variable- and floating-rate securities also may be subject to liquidity

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risk, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Securities with floating or variable interest rates may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Due to these securities’ variable- or floating-rate features, there can be no guarantee that they will pay a certain level of a dividend, and such securities generally will pay lower levels of income in a falling interest rate environment.

Foreign Securities Risk. For Financial Preferred Portfolio and International Dividend Achievers™ Portfolio, investments in foreign securities involve risks in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

ADR and GDR Risk. International Dividend Achievers™ Portfolio may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

High Yield Securities Risk. For Financial Preferred Portfolio and High Yield Equity Dividend Achievers™ Portfolio, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. Financial Preferred Portfolio faces special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Financial Preferred Portfolio and High Yield Equity Dividend Achievers™ Portfolio, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual

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results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2017, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack Achievers™ Portfolio and Financial Preferred Portfolio, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for BuyBack Achievers™ Portfolio and Financial Preferred Portfolio) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for the BuyBack Achievers™ Portfolio and Financial Preferred Portfolio) (the “Expense Cap”), through at least August 31, 2018. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2018. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2017, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM Portfolio	$959
Dividend AchieversTM Portfolio	243
Financial Preferred Portfolio	4,484
High Yield Equity Dividend AchieversTM Portfolio	724
International Dividend AchieversTM Portfolio	810

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

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For the six-month period ended October 31, 2017, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
BuyBack AchieversTM Portfolio	Nasdaq, Inc.
Dividend AchieversTM Portfolio	Nasdaq, Inc.
Financial Preferred Portfolio	Wells Fargo & Company
High Yield Equity Dividend AchieversTM Portfolio	Nasdaq, Inc.
International Dividend AchieversTM Portfolio	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended October 31, 2017.

BuyBack AchieversTM Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,140,509	$67,999	$(123,729)	$46,067	$14,577	$1,145,423	$54,193

Dividend AchieversTM Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Ltd.	$597,565	$21,890	$(45,994)	$47,228	$3,202	$623,891	$10,294

High Yield Equity Dividend AchieversTM Portfolio

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2017	Dividend Income
Invesco Ltd.	$20,303,261	$2,342,562	$(7,131,218)	$1,073,010	$441,947	$17,029,562	$330,398

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended October 31, 2017, there were no material transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dividend AchieversTM Portfolio
Equity Securities	$312,734,930	$8,607	$—	$312,743,537

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
BuyBack AchieversTM Portfolio	$12,142,749	$2,107,645	$171,205,751	$35,893,177	$221,349,322	$800,254
Dividend AchieversTM Portfolio	14,632,363	2,339,194	59,254	1,376,114	18,406,925	1,008,304
Financial Preferred Portfolio	7,354,935	—	1,178,343	2,747,704	11,280,982	9,034,558
High Yield Equity Dividend AchieversTM Portfolio	44,815,128	2,187,574	334,066	8,709,029	56,045,797	81,487,358
International Dividend AchieversTM Portfolio	145,514,837	11,745,409	148,412,554	118,838,966	424,511,766	59,472,841

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BuyBack AchieversTM Portfolio	$27,415,771	$28,801,609
Dividend AchieversTM Portfolio	5,456,109	5,433,706
Financial Preferred Portfolio	10,964,500	15,871,939
High Yield Equity Dividend AchieversTM Portfolio	98,502,211	96,682,659
International Dividend AchieversTM Portfolio	176,736,680	177,859,629

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For the six-month period ended October 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BuyBack AchieversTM Portfolio	$62,576,763	$202,309,603
Dividend AchieversTM Portfolio	8,696,132	25,589,459
Financial Preferred Portfolio	39,991,902	57,360,656
High Yield Equity Dividend AchieversTM Portfolio	107,779,564	223,165,566
International Dividend AchieversTM Portfolio	39,616,855	24,809,468

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
BuyBack AchieversTM Portfolio	$224,391,916	$(66,712,830)	$157,679,086	$1,200,105,007
Dividend AchieversTM Portfolio	83,797,198	(8,984,026)	74,813,172	237,930,365
Financial Preferred Portfolio	67,001,740	(8,966,207)	58,035,533	1,598,797,549
High Yield Equity Dividend AchieversTM Portfolio	65,517,326	(45,570,670)	19,946,656	949,231,227
International Dividend AchieversTM Portfolio	110,497,367	(46,855,284)	63,642,083	965,671,224

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2017.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares BuyBack AchieversTM Portfolio (PKW)
Actual	$1,000.00	$1,075.50	0.64%	$3.35
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares Dividend AchieversTM Portfolio (PFM)
Actual	1,000.00	1,058.90	0.56	2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
PowerShares Financial Preferred Portfolio (PGF)
Actual	1,000.00	1,025.80	0.64	3.27
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)
Actual	1,000.00	1,030.50	0.54	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.54	2.75
PowerShares International Dividend AchieversTM Portfolio (PID)
Actual	1,000.00	1,087.80	0.55	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

35

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-1
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2017

2017 Semi-Annual Report to Shareholders

PBE	PowerShares Dynamic Biotechnology & Genome Portfolio

PKB	PowerShares Dynamic Building & Construction Portfolio

PXE	PowerShares Dynamic Energy Exploration & Production Portfolio

PBJ	PowerShares Dynamic Food & Beverage Portfolio

PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio

PBS	PowerShares Dynamic Media Portfolio

PXQ	PowerShares Dynamic Networking Portfolio

PXJ	PowerShares Dynamic Oil & Gas Services Portfolio

PJP	PowerShares Dynamic Pharmaceuticals Portfolio

PMR	PowerShares Dynamic Retail Portfolio

PSI	PowerShares Dynamic Semiconductors Portfolio

PSJ	PowerShares Dynamic Software Portfolio

2

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Biotechnology	81.2
Life Sciences Tools & Services	10.8
Pharmaceuticals	5.7
Health Care Equipment	2.2
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Biotechnology—81.2%
275,463	Acorda Therapeutics, Inc.(b)	$7,320,429
400,731	Akebia Therapeutics, Inc.(b)	7,273,268
84,301	Alexion Pharmaceuticals, Inc.(b)	10,087,458
68,343	Amgen, Inc.	11,975,060
40,689	Biogen, Inc.(b)	12,681,134
89,317	Celgene Corp.(b)	9,018,338
496,907	Cytokinetics, Inc.(b)	6,782,781
324,736	Editas Medicine, Inc.(b)(c)	8,053,453
175,551	Emergent Biosolutions, Inc.(b)	7,195,835
161,168	Enanta Pharmaceuticals, Inc.(b)	8,005,215
397,214	Epizyme, Inc.(b)(c)	6,633,474
137,582	Esperion Therapeutics, Inc.(b)	6,293,001
147,337	FibroGen, Inc.(b)	8,228,771
207,998	Genomic Health, Inc.(b)	6,820,254
156,918	Gilead Sciences, Inc.	11,762,573
671,855	Insys Therapeutics, Inc.(b)(c)	3,460,053
397,214	Momenta Pharmaceuticals, Inc.(b)	5,600,717
214,620	Myriad Genetics, Inc.(b)	7,357,174
151,386	Repligen Corp.(b)	5,631,559
594,890	Sangamo Therapeutics, Inc.(b)	7,376,636
89,442	United Therapeutics Corp.(b)	10,606,927
392,296	Vanda Pharmaceuticals, Inc.(b)	6,159,047
74,417	Vertex Pharmaceuticals, Inc.(b)	10,881,998
307,700	Xencor, Inc.(b)	6,086,306

		191,291,461

	Health Care Equipment—2.2%
218,845	Cardiovascular Systems, Inc.(b)	5,267,599

	Life Sciences Tools & Services—10.8%
52,822	Bio-Techne Corp.	6,920,739
59,884	Illumina, Inc.(b)	12,287,598
191,813	VWR Corp.(b)	6,349,010

		25,557,347

	Pharmaceuticals—5.7%
179,934	Catalent, Inc.(b)	7,663,389
304,514	Dyax Corp.(b)(d)	338,010
140,479	MyoKardia, Inc.(b)	5,401,418

		13,402,817

	Total Common Stocks (Cost $217,775,502)	235,519,224

Number of Shares		Value
	Money Market Fund—0.1%
152,735	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $152,735)	$152,735

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $217,928,237)—100.0%	235,671,959

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.9%
11,516,817	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $11,516,817)	11,516,817

	Total Investments in Securities (Cost $229,445,054)—104.9%	247,188,776
	Other assets less liabilities—(4.9)%	(11,622,544)

	Net Assets—100.0%	$235,566,232

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Homebuilding	35.8
Construction & Engineering	18.7
Forest Products	8.7
Home Improvement Retail	6.7
Construction Machinery & Heavy Trucks	5.8
Construction Materials	5.1
Building Products	5.1
Home Furnishings	4.5
Industrial Machinery	4.5
Renewable Electricity	2.7
Multi-Utilities	2.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—5.1%
233,895	Owens Corning	$19,340,778

	Construction & Engineering—18.7%
149,663	Argan, Inc.	10,289,331
141,259	EMCOR Group, Inc.	11,372,762
315,093	Jacobs Engineering Group, Inc.	18,341,564
594,861	KBR, Inc.	11,677,122
334,170	Primoris Services Corp.	9,446,986
366,072	Tutor Perini Corp.(b)	10,323,230

		71,450,995

	Construction Machinery & Heavy Trucks—5.8%
121,710	Oshkosh Corp.	11,143,767
234,517	Terex Corp.	11,048,096

		22,191,863

	Construction Materials—5.1%
319,515	Summit Materials, Inc., Class A(b)	10,032,771
121,361	US Concrete, Inc.(b)	9,490,430

		19,523,201

	Forest Products—8.7%
310,081	Boise Cascade Co.(b)	10,992,372
129,946	Deltic Timber Corp.	12,034,299
374,752	Louisiana-Pacific Corp.(b)	10,185,759

		33,212,430

	Home Furnishings—4.5%
65,774	Mohawk Industries, Inc.(b)	17,217,002

Number of Shares		Value
	Common Stocks (continued)
	Home Improvement Retail—6.7%
109,086	Home Depot, Inc. (The)	$18,084,277
247,253	Lumber Liquidators Holdings, Inc.(b)	7,610,447

		25,694,724

	Homebuilding—35.8%
457,155	D.R. Horton, Inc.	20,210,822
404,312	KB Home	11,090,278
201,694	LGI Homes, Inc.(b)(c)	12,168,199
284,873	MDC Holdings, Inc.	10,551,696
214,639	Meritage Homes Corp.(b)	10,452,919
6,021	NVR, Inc.(b)	19,757,129
649,285	PulteGroup, Inc.	19,627,886
238,443	Toll Brothers, Inc.	10,977,916
160,778	TopBuild Corp.(b)	10,609,740
397,395	William Lyon Homes, Class A(b)	11,027,711

		136,474,296

	Industrial Machinery—4.5%
193,058	Ingersoll-Rand PLC	17,104,939

	Multi-Utilities—2.4%
334,028	MDU Resources Group, Inc.	9,135,666

	Renewable Electricity—2.7%
158,145	Ormat Technologies, Inc.	10,268,355

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $321,666,101)—100.0%	381,614,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Building & Construction Portfolio (PKB) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
6,414,245	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $6,414,245)	$6,414,245

	Total Investments in Securities (Cost $328,080,346)—101.7%	388,028,494
	Other assets less liabilities—(1.7)%	(6,616,869)

	Net Assets—100.0%	$381,411,625

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Oil & Gas Exploration & Production	58.5
Oil & Gas Refining & Marketing	36.5
Oil & Gas Drilling	2.6
Gas Utilities	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests—100.0%
	Gas Utilities—2.4%
20,250	National Fuel Gas Co.	$1,175,513

	Oil & Gas Drilling—2.6%
70,570	Unit Corp.(b)	1,321,070

	Oil & Gas Exploration & Production—58.5%
50,477	Anadarko Petroleum Corp.	2,492,050
53,781	Apache Corp.	2,224,920
47,009	Cabot Oil & Gas Corp.	1,302,149
11,860	Cimarex Energy Co.	1,386,790
49,719	ConocoPhillips	2,543,127
35,137	Continental Resources, Inc.(b)	1,430,427
69,179	Devon Energy Corp.	2,552,705
25,441	EOG Resources, Inc.	2,540,793
383,752	EP Energy Corp., Class A(b)(c)	1,036,130
19,163	EQT Corp.	1,198,454
97,128	Laredo Petroleum, Inc.(b)	1,157,766
106,850	Marathon Oil Corp.	1,519,407
50,355	Murphy Oil Corp.	1,346,996
46,803	Newfield Exploration Co.(b)	1,441,064
43,784	Rice Energy, Inc.(b)	1,241,276
212,732	Southwestern Energy Co.(b)	1,180,663
135,442	Tellurian, Inc.(b)(c)	1,458,710
146,237	Ultra Petroleum Corp.(b)	1,161,122

		29,214,549

	Oil & Gas Refining & Marketing—36.5%
12,355	Andeavor	1,312,595
62,263	CVR Energy, Inc.(c)	1,709,119
159,767	CVR Refining LP(b)	1,813,356
53,063	Delek US Holdings, Inc.	1,382,291
40,632	HollyFrontier Corp.	1,501,352
42,106	Marathon Petroleum Corp.	2,515,412
68,114	Par Pacific Holdings, Inc.(b)	1,429,713
57,846	PBF Energy, Inc., Class A(c)	1,675,799
25,669	Phillips 66	2,337,933
31,922	Valero Energy Corp.	2,518,327

		18,195,897

	Total Common Stocks and Other Equity Interests (Cost $46,043,545)	49,907,029

Number of Shares		Value
	Money Market Fund—0.1%
52,594	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $52,594)	$52,594

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $46,096,139)—100.1%	49,959,623

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.3%
4,125,739	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $4,125,739)	4,125,739

	Total Investments in Securities (Cost $50,221,878)—108.4%	54,085,362
	Other assets less liabilities—(8.4)%	(4,169,813)

	Net Assets—100.0%	$49,915,549

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Packaged Foods & Meats	29.2
Food Distributors	17.0
Soft Drinks	14.8
Restaurants	10.6
Agricultural Products	7.3
Food Retail	7.2
Distillers & Vintners	5.5
Fertilizers & Agricultural Chemicals	5.1
Brewers	3.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—7.3%
113,466	Archer-Daniels-Midland Co.	$4,637,356
33,689	Bunge Ltd.	2,317,129

		6,954,485

	Brewers—3.3%
17,502	Boston Beer Co., Inc. (The), Class A(b)	3,116,231

	Distillers & Vintners—5.5%
23,676	Constellation Brands, Inc., Class A	5,187,175

	Fertilizers & Agricultural Chemicals—5.1%
39,948	Monsanto Co.	4,837,703

	Food Distributors—17.0%
81,621	Andersons, Inc. (The)	3,056,706
105,804	SpartanNash Co.	2,597,488
91,004	Sysco Corp.	5,061,643
75,331	United Natural Foods, Inc.(b)	2,920,583
93,780	US Foods Holding Corp.(b)	2,558,318

		16,194,738

	Food Retail—7.2%
120,496	Kroger Co. (The)	2,494,267
115,042	Sprouts Farmers Market, Inc.(b)	2,127,127
57,339	Weis Markets, Inc.	2,226,473

		6,847,867

	Packaged Foods & Meats—29.2%
40,881	Bob Evans Farms, Inc.	3,155,604
191,162	Hostess Brands, Inc.(b)	2,204,098
39,637	John B. Sanfilippo & Son, Inc.	2,332,638
68,639	Kellogg Co.	4,291,997
171,207	Nomad Foods Ltd. (United Kingdom)(b)	2,585,226
88,930	Pilgrim’s Pride Corp.(b)	2,826,195
42,561	Pinnacle Foods, Inc.	2,316,170

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
18,604	Sanderson Farms, Inc.	$2,782,600
603	Seaboard Corp.	2,653,272
69,867	Snyder’s-Lance, Inc.	2,629,095

		27,776,895

	Restaurants—10.6%
297,362	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	2,973,620
29,423	McDonald’s Corp.	4,910,993
32,902	Papa John’s International, Inc.	2,238,981

		10,123,594

	Soft Drinks—14.8%
12,212	Coca-Cola Bottling Co. Consolidated	2,754,539
102,645	Coca-Cola Co. (The)	4,719,617
22,161	National Beverage Corp.	2,169,562
40,104	PepsiCo, Inc.	4,420,664

		14,064,382

	Total Common Stocks (Cost $93,085,208)	95,103,070

	Money Market Fund—0.1%
123,943	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $123,943)	123,943

	Total Investments in Securities (Cost $93,209,151)—100.1%	95,227,013
	Other assets less liabilities—(0.1)%	(106,419)

	Net Assets—100.0%	$95,120,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dynamic Food & Beverage Portfolio (PBJ) (continued)

October 31, 2017

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Casinos & Gaming	28.4
Hotels, Resorts & Cruise Lines	24.3
Restaurants	15.1
Airlines	12.9
Movies & Entertainment	7.5
Internet & Direct Marketing Retail	7.2
Broadcasting	4.7
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Airlines—12.9%
63,892	Hawaiian Holdings, Inc.(b)	$2,140,382
139,745	JetBlue Airways Corp.(b)	2,676,117
84,323	SkyWest, Inc.	3,971,613
80,593	United Continental Holdings, Inc.(b)	4,713,079

		13,501,191

	Broadcasting—4.7%
45,373	AMC Networks, Inc., Class A(b)	2,308,578
31,473	Scripps Networks Interactive, Inc., Class A	2,621,071

		4,929,649

	Casinos & Gaming—28.4%
103,673	Boyd Gaming Corp.	3,030,362
14,051	Churchill Downs, Inc.	2,930,336
82,253	Las Vegas Sands Corp.	5,213,195
157,049	MGM Resorts International	4,923,486
129,317	Penn National Gaming, Inc.(b)	3,373,881
137,612	Pinnacle Entertainment, Inc.(b)	3,560,022
77,327	Scientific Games Corp., Class A(b)	3,680,765
20,155	Wynn Resorts Ltd.	2,972,661

		29,684,708

	Hotels, Resorts & Cruise Lines—24.3%
74,621	Hilton Grand Vacations, Inc.(b)	3,056,476
78,763	Hilton Worldwide Holdings, Inc.	5,692,990
47,240	Hyatt Hotels Corp., Class A(b)	2,960,058
102,259	ILG, Inc.	3,034,025
46,818	Norwegian Cruise Line Holdings Ltd.(b)	2,610,103
41,107	Royal Caribbean Cruises Ltd.	5,087,813
27,873	Wyndham Worldwide Corp.	2,978,230

		25,419,695

	Internet & Direct Marketing Retail—7.2%
49,766	Liberty Expedia Holdings, Inc., Class A(b)	2,294,213
2,723	Priceline Group, Inc. (The)(b)	5,206,267

		7,500,480

Number of Shares		Value
	Common Stocks (continued)
	Movies & Entertainment—7.5%
68,823	Live Nation Entertainment, Inc.(b)	$3,013,071
48,904	Time Warner, Inc.	4,806,774

		7,819,845

	Restaurants—15.1%
316,102	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	3,161,020
45,273	Dave & Buster’s Entertainment, Inc.(b)	2,182,159
31,273	McDonald’s Corp.	5,219,776
34,973	Papa John’s International, Inc.	2,379,913
181,629	Wendy’s Co. (The)	2,762,577

		15,705,445

	Total Common Stocks (Cost $98,599,050)	104,561,013

	Money Market Fund—0.0%
28,888	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $28,888)	28,888

	Total Investments in Securities (Cost $98,627,938)—100.1%	104,589,901
	Other assets less liabilities—(0.1)%	(86,395)

	Net Assets—100.0%	$104,503,506

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Internet Software & Services	20.5
Broadcasting	18.5
Cable & Satellite	16.2
Movies & Entertainment	12.3
Publishing	11.7
Internet & Direct Marketing Retail	9.3
Advertising	8.4
Diversified Support Services	3.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—8.4%
83,555	Emerald Expositions Events, Inc.	$1,945,996
89,869	Interpublic Group of Cos., Inc. (The)	1,729,978
24,602	Omnicom Group, Inc.	1,653,009

		5,328,983

	Broadcasting—18.5%
30,160	AMC Networks, Inc., Class A(b)	1,534,541
51,479	CBS Corp., Class B	2,889,001
125,626	Gray Television, Inc.(b)	1,955,997
29,303	Nexstar Media Group, Inc., Class A	1,869,531
20,924	Scripps Networks Interactive, Inc., Class A	1,742,551
45,100	Tribune Media Co., Class A	1,845,943

		11,837,564

	Cable & Satellite—16.2%
8,462	Charter Communications, Inc., Class A(b)	2,827,746
57,466	DISH Network Corp., Class A(b)	2,789,400
86,996	MSG Networks, Inc., Class A(b)	1,509,380
590,238	Sirius XM Holdings, Inc.	3,210,895

		10,337,421

	Diversified Support Services—3.1%
33,582	Viad Corp.	1,949,435

	Internet & Direct Marketing Retail—9.3%
440,312	Groupon, Inc., Class A(b)	2,100,288
19,588	Netflix, Inc.(b)	3,847,671

		5,947,959

	Internet Software & Services—20.5%
129,706	Bankrate, Inc.(b)	1,802,913
74,238	Cars.Com, Inc.(b)	1,768,349
6,318	CoStar Group, Inc.(b)	1,868,549
19,633	Facebook, Inc., Class A(b)	3,535,118
17,104	IAC/InterActiveCorp.(b)	2,207,271
46,287	Zillow Group, Inc., Class A(b)	1,912,116

		13,094,316

Number of Shares		Value
	Common Stocks (continued)
	Movies & Entertainment—12.3%
32,503	Time Warner, Inc.	$3,194,720
62,705	Viacom, Inc., Class B	1,506,801
32,444	Walt Disney Co. (The)	3,173,348

		7,874,869

	Publishing—11.7%
216,966	Gannett Co., Inc.	1,887,604
33,706	John Wiley & Sons, Inc., Class A	1,842,033
98,978	New York Times Co. (The), Class A	1,890,480
136,093	News Corp., Class A	1,859,030

		7,479,147

	Total Common Stocks (Cost $64,293,737)	63,849,694

	Money Market Fund—0.1%
68,994	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $68,994)	68,994

	Total Investments in Securities (Cost $64,362,731)—100.1%	63,918,688
	Other assets less liabilities—(0.1)%	(75,806)

	Net Assets—100.0%	$63,842,882

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Communications Equipment	40.6
Systems Software	34.9
Electronic Components	8.1
Internet Software & Services	5.8
Technology Hardware, Storage & Peripherals	5.1
Consumer Electronics	2.8
Health Care Technology	2.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communications Equipment—40.6%
27,144	ADTRAN, Inc.	$572,738
9,593	Applied Optoelectronics, Inc.(b)(c)	390,819
3,425	Arista Networks, Inc.(c)	684,623
22,126	ARRIS International PLC(c)	630,591
49,099	Brocade Communications Systems, Inc.	572,003
25,244	Ciena Corp.(c)	536,940
35,183	Cisco Systems, Inc.	1,201,500
56,114	Extreme Networks, Inc.(c)	673,368
5,093	F5 Networks, Inc.(c)	617,628
21,812	Juniper Networks, Inc.	541,592
10,439	Lumentum Holdings, Inc.(c)	659,223
12,706	Motorola Solutions, Inc.	1,150,401
18,304	NetScout Systems, Inc.(c)	519,834
9,226	Ubiquiti Networks, Inc.(b)(c)	573,673

		9,324,933

	Consumer Electronics—2.8%
11,470	Garmin Ltd.	649,317

	Electronic Components—8.1%
13,845	Amphenol Corp., Class A	1,204,515
8,176	Belden, Inc.	653,344

		1,857,859

	Health Care Technology—2.7%
21,964	Vocera Communications, Inc.(c)	619,824

	Internet Software & Services—5.8%
21,929	Mimecast Ltd.(c)	697,123
12,323	New Relic, Inc.(c)	632,539

		1,329,662

	Systems Software—34.9%
33,906	CA, Inc.	1,097,876
10,068	Check Point Software Technologies Ltd. (Israel)(c)	1,185,104
41,425	FireEye, Inc.(c)	700,911

Number of Shares		Value
	Common Stocks (continued)
	Systems Software (continued)
16,076	Fortinet, Inc.(c)	$633,555
13,696	Imperva, Inc.(c)	584,819
6,624	Proofpoint, Inc.(c)	612,124
13,040	Qualys, Inc.(c)	689,816
37,411	Symantec Corp.	1,215,858
10,900	VMware, Inc., Class A(b)(c)	1,304,621

		8,024,684

	Technology Hardware, Storage & Peripherals—5.1%
6,901	Apple, Inc.	1,166,545

	Total Common Stocks (Cost $19,712,536)	22,972,824

	Money Market Fund—0.4%
98,175	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $98,175)	98,175

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $19,810,711)—100.4%	23,070,999

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.5%
1,716,289	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $1,716,289)	1,716,289

	Total Investments in Securities (Cost $21,527,000)—107.9%	24,787,288
	Other assets less liabilities—(7.9)%	(1,814,316)

	Net Assets—100.0%	$22,972,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Dynamic Networking Portfolio (PXQ) (continued)

October 31, 2017

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Oil & Gas Equipment & Services	65.9
Oil & Gas Drilling	27.3
Oil & Gas Storage & Transportation	6.9
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Oil & Gas Drilling—27.3%
77,689	Diamond Offshore Drilling, Inc.(b)(c)	$1,299,737
196,518	Ensco PLC, Class A(b)	1,059,232
35,873	Helmerich & Payne, Inc.(b)	1,948,263
130,616	Nabors Industries Ltd.	735,368
267,702	Noble Corp. PLC(c)	1,113,640
56,663	Patterson-UTI Energy, Inc.	1,120,794
91,500	Rowan Cos. PLC, Class A(c)	1,311,195
112,296	Transocean Ltd.(c)	1,179,108

		9,767,337

	Oil & Gas Equipment & Services—65.9%
63,486	Archrock Partners LP	841,824
86,468	Archrock, Inc.	1,037,616
48,301	Baker Hughes a GE Co.	1,518,100
17,868	Core Laboratories NV(b)	1,785,013
23,886	Dril-Quip, Inc.(c)	1,005,601
32,903	Exterran Corp.(c)	1,061,780
83,544	Forum Energy Technologies, Inc.(c)	1,203,034
40,867	Halliburton Co.	1,746,656
141,751	Helix Energy Solutions Group, Inc.(c)	966,742
149,858	McDermott International, Inc.(c)	992,060
52,701	National Oilwell Varco, Inc.	1,801,847
44,184	Ncs Multistage Holdings, Inc.(b)(c)	962,327
38,810	Oceaneering International, Inc.	784,738
40,595	Oil States International, Inc.(c)	935,715
85,596	RPC, Inc.(b)	2,080,839
25,211	Schlumberger Ltd.	1,613,504
35,307	Tidewater, Inc.(c)	962,116
57,112	USA Compression Partners LP(b)	897,229
406,473	Weatherford International PLC(b)(c)	1,410,461

		23,607,202

	Oil & Gas Storage & Transportation—6.9%
37,191	KNOT Offshore Partners LP (United Kingdom)	870,269
233,067	Scorpio Tankers, Inc. (Monaco)	829,719
92,578	Teekay Corp. (Bermuda)(b)	749,882

		2,449,870

	Total Common Stocks and Other Equity Interests (Cost $40,758,242)	35,824,409

Number of Shares		Value
	Money Market Fund—0.2%
66,186	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $66,186)	$66,186

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $40,824,428)—100.3%	35,890,595

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—19.5%
6,986,012	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $6,986,012)	6,986,012

	Total Investments in Securities (Cost $47,810,440)—119.8%	42,876,607
	Other assets less liabilities—(19.8)%	(7,072,657)

	Net Assets—100.0%	$35,803,950

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Pharmaceuticals	57.2
Biotechnology	42.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—42.8%
447,826	AbbVie, Inc.	$40,416,297
765,824	Acorda Therapeutics, Inc.(b)	20,351,773
127,841	Alexion Pharmaceuticals, Inc.(b)	15,297,454
190,006	Amgen, Inc.	33,292,851
61,709	Biogen, Inc.(b)	19,232,227
248,305	Celgene Corp.(b)	25,071,356
323,784	Eagle Pharmaceuticals, Inc.(b)(c)	17,403,390
488,059	Emergent Biosolutions, Inc.(b)	20,005,538
448,077	Enanta Pharmaceuticals, Inc.(b)	22,255,985
436,263	Gilead Sciences, Inc.	32,702,274
138,870	Ligand Pharmaceuticals, Inc.(b)	20,184,755
135,636	United Therapeutics Corp.(b)	16,085,073

		282,298,973

	Pharmaceuticals—57.2%
544,313	Akorn, Inc.(b)	17,728,274
78,741	Allergan PLC	13,955,268
1,141,548	Amphastar Pharmaceuticals, Inc.(b)	20,627,772
555,138	Bristol-Myers Squibb Co.	34,229,809
1,220,657	Corcept Therapeutics, Inc.(b)	24,034,736
223,354	Eli Lilly & Co.	18,301,627
2,003,873	Endo International PLC(b)	12,784,710
1,319,406	Horizon Pharma PLC(b)	17,891,145
975,846	Impax Laboratories, Inc.(b)	17,711,605
1,379,332	Innoviva, Inc.(b)	16,883,024
118,757	Jazz Pharmaceuticals PLC(b)	16,807,678
242,997	Johnson & Johnson	33,876,212
514,945	Merck & Co., Inc.	28,368,320
583,057	Mylan NV(b)	20,820,966
227,280	Perrigo Co. PLC	18,407,407
971,782	Pfizer, Inc.	34,070,677
391,424	Supernus Pharmaceuticals, Inc.(b)	16,283,238
1,194,170	Valeant Pharmaceuticals International, Inc.(b)	13,959,847

		376,742,315

	Total Common Stocks (Cost $619,595,143)	659,041,288

Number of Shares		Value
	Money Market Fund—0.0%
11,154	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $11,154)	$11,154

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $619,606,297)—100.0%	659,052,442

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
6,737,450	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $6,737,450)	6,737,450

	Total Investments in Securities (Cost $626,343,747)—101.0%	665,789,892
	Other assets less liabilities—(1.0)%	(6,761,493)

	Net Assets—100.0%	$659,028,399

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Hypermarkets & Super Centers	13.5
General Merchandise Stores	10.9
Drug Retail	10.5
Food Retail	9.4
Automotive Retail	9.3
Home Improvement Retail	7.8
Homefurnishing Retail	7.6
Apparel Retail	5.9
Specialty Stores	5.8
Internet & Direct Marketing Retail	5.4
Computer & Electronics Retail	4.5
Trading Companies & Distributors	3.5
Forest Products	3.4
Department Stores	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Apparel Retail—5.9%
3,524	Children’s Place, Inc. (The)	$383,411
15,337	Gap, Inc. (The)	398,609

		782,020

	Automotive Retail—9.3%
9,832	Camping World Holdings, Inc., Class A	413,141
5,610	CarMax, Inc.(b)	421,311
3,513	Lithia Motors, Inc., Class A	397,601

		1,232,053

	Computer & Electronics Retail—4.5%
10,605	Best Buy Co., Inc.	593,668

	Department Stores—2.4%
8,158	Nordstrom, Inc.	323,465

	Drug Retail—10.5%
8,694	CVS Health Corp.	595,800
158,184	Rite Aid Corp.(b)	261,004
8,142	Walgreens Boots Alliance, Inc.	539,570

		1,396,374

	Food Retail—9.4%
31,062	Kroger Co. (The)	642,984
16,176	Sprouts Farmers Market, Inc.(b)	299,094
8,063	Weis Markets, Inc.	313,086

		1,255,164

Number of Shares		Value
	Common Stocks (continued)
	Forest Products—3.4%
12,566	Boise Cascade Co.(b)	$445,465

	General Merchandise Stores—10.9%
7,137	Big Lots, Inc.	366,199
8,209	Ollie’s Bargain Outlet Holdings, Inc.(b)	366,532
12,090	Target Corp.	713,794

		1,446,525

	Home Improvement Retail—7.8%
4,421	Home Depot, Inc. (The)	732,913
10,019	Lumber Liquidators Holdings, Inc.(b)	308,385

		1,041,298

	Homefurnishing Retail—7.6%
8,181	Aaron’s, Inc.	301,061
7,881	RH(b)(c)	708,659

		1,009,720

	Hypermarkets & Super Centers—13.5%
4,331	Costco Wholesale Corp.	697,638
4,400	PriceSmart, Inc.	368,720
8,366	Wal-Mart Stores, Inc.	730,435

		1,796,793

	Internet & Direct Marketing Retail—5.4%
9,941	PetMed Express, Inc.(c)	351,513
5,321	Wayfair, Inc., Class A(b)	371,938

		723,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Dynamic Retail Portfolio (PMR) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Specialty Stores—5.8%
7,130	Five Below, Inc.(b)	$393,933
4,083	Tiffany & Co.	382,250

		776,183

	Trading Companies & Distributors—3.5%
9,080	Rush Enterprises, Inc., Class A(b)	461,082

	Total Common Stocks (Cost $12,774,244)	13,283,261

	Money Market Fund—0.4%
59,539	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $59,539)	59,539

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,833,783)—100.3%	13,342,800

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.7%
1,017,847	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $1,017,847)	1,017,847

	Total Investments in Securities (Cost $13,851,630)—108.0%	14,360,647
	Other assets less liabilities—(8.0)%	(1,069,595)

	Net Assets—100.0%	$13,291,052

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Semiconductors	58.2
Semiconductor Equipment	36.2
Electronic Components	5.5
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Electronic Components—5.5%
46,668	Littelfuse, Inc.	$9,753,612
485,793	Vishay Intertechnology, Inc.	10,808,894

		20,562,506

	Semiconductor Equipment—36.2%
116,289	Advanced Energy Industries, Inc.(b)	9,852,004
347,330	Applied Materials, Inc.	19,599,832
330,386	Brooks Automation, Inc.	11,361,974
338,077	Entegris, Inc.	11,072,022
581,251	FormFactor, Inc.(b)	10,578,768
91,730	KLA-Tencor Corp.	9,988,480
445,557	Kulicke & Soffa Industries, Inc. (Singapore)(b)	10,091,866
52,155	Lam Research Corp.	10,877,968
103,532	MKS Instruments, Inc.	11,248,752
387,052	Rudolph Technologies, Inc.(b)	10,740,693
240,008	Teradyne, Inc.	10,293,943
368,453	Ultra Clean Holdings, Inc.(b)	9,402,921

		135,109,223

	Semiconductors—58.2%
191,560	Analog Devices, Inc.	17,489,428
59,531	Broadcom Ltd.	15,710,826
149,678	Cirrus Logic, Inc.(b)	8,381,968
617,193	Cypress Semiconductor Corp.	9,788,681
307,910	Diodes, Inc.(b)	10,573,629
437,484	Intel Corp.	19,901,147
522,240	Marvell Technology Group Ltd. (Bermuda)	9,645,773
100,169	Microchip Technology, Inc.	9,496,021
502,484	Micron Technology, Inc.(b)	22,265,066
84,175	Monolithic Power Systems, Inc.	10,241,572
91,924	NVIDIA Corp.	19,010,803
135,564	NXP Semiconductors NV (Netherlands)(b)	15,867,766
507,208	ON Semiconductor Corp.(b)	10,813,675
113,154	Silicon Laboratories, Inc.(b)	10,738,315
80,815	Skyworks Solutions, Inc.	9,201,596
186,890	Texas Instruments, Inc.	18,070,394

		217,196,660

	Total Common Stocks (Cost $276,865,427)	372,868,389

Number of Shares		Value
	Money Market Fund—0.1%
214,019	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $214,019)	$214,019

	Total Investments in Securities (Cost $277,079,446)-100.0%	373,082,408
	Other assets less liabilities—(0.0)%	(105,495)

	Net Assets—100.0%	$372,976,913

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2017

(Unaudited)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Application Software	28.3
Systems Software	23.8
Internet Software & Services	16.7
Health Care Technology	15.2
Home Entertainment Software	7.8
Data Processing & Outsourced Services	3.5
IT Consulting & Other Services	2.5
Education Services	2.3
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Application Software—28.3%
39,819	Adobe Systems, Inc.(b)	$6,974,696
47,236	ANSYS, Inc.(b)	6,457,634
54,291	Autodesk, Inc.(b)	6,784,203
39,336	Blackbaud, Inc.	3,984,737
161,515	Cadence Design Systems, Inc.(b)	6,970,988
59,827	Pegasystems, Inc.	3,487,914
79,408	RealPage, Inc.(b)	3,438,366

		38,098,538

	Data Processing & Outsourced Services—3.5%
127,651	Square, Inc., Class A(b)	4,747,341

	Education Services—2.3%
192,567	K12, Inc.(b)	3,123,437

	Health Care Technology—15.2%
252,742	Allscripts Healthcare Solutions, Inc.(b)	3,406,962
142,850	HealthStream, Inc.(b)	3,494,111
250,043	Inovalon Holdings, Inc., Class A(b)	4,188,220
44,958	Medidata Solutions, Inc.(b)	3,382,191
210,782	Quality Systems, Inc.(b)	2,965,703
50,713	Veeva Systems, Inc., Class A(b)	3,090,450

		20,527,637

	Home Entertainment Software—7.8%
63,047	Take-Two Interactive Software, Inc.(b)	6,976,150
892,521	Zynga, Inc., Class A(b)	3,480,832

		10,456,982

	Internet Software & Services—16.7%
78,362	AppFolio, Inc., Class A(b)	3,596,816
139,980	Blucora, Inc.(b)	3,037,566
161,915	CommerceHub, Inc., Series A(b)	3,615,562
141,800	MINDBODY, Inc., Class A(b)	4,573,050
80,283	Q2 Holdings, Inc.(b)	3,416,041
64,225	Trade Desk, Inc. (The), Class A(b)	4,233,712

		22,472,747

Number of Shares		Value
	Common Stocks (continued)
	IT Consulting & Other Services—2.5%
51,772	Amdocs Ltd.	$3,370,357

	Systems Software—23.8%
55,008	Check Point Software Technologies Ltd. (Israel)(b)	6,474,992
82,614	Microsoft Corp.	6,871,832
98,572	Progress Software Corp.	4,172,553
45,474	Tableau Software, Inc., Class A(b)	3,687,487
85,524	Varonis Systems, Inc.(b)	3,728,846
59,558	VMware, Inc., Class A(b)	7,128,497

		32,064,207

	Total Common Stocks (Cost $110,400,630)	134,861,246

	Money Market Fund—0.0%
8,671	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $8,671)	8,671

	Total Investments in Securities (Cost $110,409,301)-100.1%	134,869,917
	Other assets less liabilities—(0.1)%	(135,006)

	Net Assets—100.0%	$134,734,911

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

(This Page Intentionally Left Blank)

19

Statements of Assets and Liabilities

October 31, 2017

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Assets:
Unaffiliated investments in securities, at value(a)	$235,519,224	$381,614,249	$49,907,029	$95,103,070	$104,561,013
Affiliated investments in securities, at value	11,669,552	6,414,245	4,178,333	123,943	28,888
Receivables:
Securities lending	103,112	8,958	12,140	—	—
Dividends	131	89,749	26,661	3,226	19,335
Investments sold	—	—	—	1,599,474	—
Expenses absorbed	—	—	—	—	—
Shares sold	—	—	—	—	—
Other assets	422	4,066	812	422	812

Total Assets	247,292,441	388,131,267	54,124,975	96,830,135	104,610,048

Liabilities:
Due to custodian	—	66,947	—	—	—
Payables:
Collateral upon return of securities loaned	11,516,817	6,414,245	4,125,739	—	—
Shares repurchased	—	—	—	1,600,707	—
Investments purchased	—	—	—	—	—
Expenses recaptured	—	—	—	—	—
Accrued advisory fees	106,649	149,640	15,063	40,422	42,384
Accrued trustees’ and officer’s fees	47,355	30,772	33,110	39,384	32,142
Accrued expenses	55,388	58,038	35,514	29,028	32,016

Total Liabilities	11,726,209	6,719,642	4,209,426	1,709,541	106,542

Net Assets	$235,566,232	$381,411,625	$49,915,549	$95,120,594	$104,503,506

Net Assets Consist of:
Shares of beneficial interest	$411,272,530	$353,538,249	$160,699,738	$165,474,483	$142,030,521
Undistributed net investment income (loss)	69,718	154,795	(6,487)	43,366	936
Undistributed net realized gain (loss)	(193,519,738)	(32,229,567)	(114,641,186)	(72,415,117)	(43,489,914)
Net unrealized appreciation (depreciation)	17,743,722	59,948,148	3,863,484	2,017,862	5,961,963

Net Assets	$235,566,232	$381,411,625	$49,915,549	$95,120,594	$104,503,506

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,050,000	11,500,000	2,400,000	2,950,000	2,500,000
Net asset value	$46.65	$33.17	$20.80	$32.24	$41.80

Market price	$46.66	$33.18	$20.80	$32.21	$41.80

Unaffiliated investments in securities, at cost	$217,775,502	$321,666,101	$46,043,545	$93,085,208	$98,599,050

Affiliated investments in securities, at cost	$11,669,552	$6,414,245	$4,178,333	$123,943	$28,888

(a) Includes securities on loan with an aggregate value of	$11,087,233	$6,422,732	$4,033,337	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$63,849,694	$22,972,824	$35,824,409	$659,041,288	$13,283,261	$372,868,389	$134,861,246
68,994	1,814,464	7,052,198	6,748,604	1,077,386	214,019	8,671

—	24,162	19,283	1,362	1,849	—	—
14,782	2,493	8,497	516,893	4,391	139,717	27
10,870,656	—	46,238	3,123,550	—	—	—
—	—	—	—	1,945	—	—
—	—	—	—	—	—	6,572,435
812	812	422	812	812	879	815

74,804,938	24,814,755	42,951,047	669,432,509	14,369,644	373,223,004	141,443,194

—	32,307	—	—	—	—	—

—	1,716,289	6,986,012	6,737,450	1,017,847	—	—
10,866,874	—	15,920	3,123,357	—	—	—
—	26,217	60,885	—	—	—	6,578,545
—	—	—	—	—	17,349	—
28,061	3,376	8,328	300,754	—	141,884	54,775
34,187	27,877	40,563	75,535	26,714	28,945	29,580
32,934	35,717	35,389	167,014	34,031	57,913	45,383

10,962,056	1,841,783	7,147,097	10,404,110	1,078,592	246,091	6,708,283

$63,842,882	$22,972,972	$35,803,950	$659,028,399	$13,291,052	$372,976,913	$134,734,911

$133,989,030	$52,881,365	$248,176,012	$909,113,975	$36,551,185	$288,820,678	$122,977,848
(10,022)	27,725	656,019	372,548	(6,751)	18,664	(376,071)
(69,692,083)	(33,196,406)	(208,094,248)	(289,904,269)	(23,762,399)	(11,865,391)	(12,327,482)
(444,043)	3,260,288	(4,933,833)	39,446,145	509,017	96,002,962	24,460,616

$63,842,882	$22,972,972	$35,803,950	$659,028,399	$13,291,052	$372,976,913	$134,734,911

2,350,000	500,000	3,850,000	10,550,000	400,000	6,900,000	2,050,000
$27.17	$45.95	$9.30	$62.47	$33.23	$54.05	$65.72

$27.15	$45.96	$9.31	$62.47	$33.22	$54.09	$65.79

$64,293,737	$19,712,536	$40,758,242	$619,595,143	$12,774,244	$276,865,427	$110,400,630

$68,994	$1,814,464	$7,052,198	$6,748,604	$1,077,386	$214,019	$8,671

$—	$1,649,667	$6,836,122	$6,794,000	$1,007,963	$—	$—

21

Statements of Operations

For the six months ended October 31, 2017

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Investment Income:
Unaffiliated dividend income	$257,466	$1,434,609	$487,694	$1,304,748	$1,181,152
Affiliated dividend income	748	178	396	397	668
Securities lending income	837,722	23,675	88,363	—	—
Foreign withholding tax	—	—	—	—	—

Total Income	1,095,936	1,458,462	576,453	1,305,145	1,181,820

Expenses:
Advisory fees	614,735	800,522	125,117	303,969	299,333
Sub-licensing fees	36,883	48,030	7,528	18,238	17,960
Accounting & administration fees	23,203	22,675	18,661	19,369	18,661
Trustees’ and officer’s fees	22,075	16,615	15,354	17,831	16,102
Professional fees	14,413	13,175	13,506	14,117	13,599
Custodian & transfer agent fees	4,162	2,505	2,499	2,782	2,405
Tax expense	—	—	12,587	—	—
Recapture (Note 3)	—	—	—	—	—
Other expenses	19,732	11,478	10,950	15,400	12,725

Total Expenses	735,203	915,000	206,202	391,706	380,785

Less: Waivers	(163)	(43)	(36,034)	(8,792)	(3,808)

Net Expenses	735,040	914,957	170,168	382,914	376,977

Net Investment Income (Loss)	360,896	543,505	406,285	922,231	804,843

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(24,537,604)	(15,896,869)	(3,033,948)	(3,423,671)	(6,741,198)
In-kind redemptions	37,689,663	12,132,812	517,539	5,298,857	8,470,903

Net realized gain (loss)	13,152,059	(3,764,057)	(2,516,409)	1,875,186	1,729,705

Net change in unrealized appreciation (depreciation) on investment securities	6,771,715	41,694,132	3,767,039	(8,672,855)	(2,742,058)

Net realized and unrealized gain (loss)	19,923,774	37,930,075	1,250,630	(6,797,669)	(1,012,353)

Net increase (decrease) in net assets resulting from operations	$20,284,670	$38,473,580	$1,656,915	$(5,875,438)	$(207,510)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$643,868	$106,488	$941,808	$4,409,378	$116,353	$1,325,029	$90,720
314	306	282	1,705	280	643	330
—	58,597	49,813	589,523	28,619	—	—
—	—	(2,822)	—	—	—	—

644,182	165,391	989,081	5,000,606	145,252	1,325,672	91,050

263,328	63,639	78,514	1,825,877	34,564	719,673	288,288
15,799	3,829	4,724	109,550	2,080	43,179	17,297
18,661	18,661	18,661	87,837	18,661	19,588	18,645
16,442	13,458	17,406	37,659	13,021	15,711	14,839
13,289	12,877	13,340	19,888	12,863	13,140	13,227
2,120	1,875	2,258	6,011	1,865	2,372	1,875
—	—	—	—	—	—	—
—	—	—	—	—	81,237	—
12,687	8,142	10,223	45,666	7,552	11,162	10,941

342,326	122,481	145,126	2,132,488	90,606	906,062	365,112

(10,604)	(42,349)	(46,247)	(372)	(47,116)	(144)	(1,937)

331,722	80,132	98,879	2,132,116	43,490	905,918	363,175

312,460	85,259	890,202	2,868,490	101,762	419,754	(272,125)

(5,414,930)	(824,514)	(5,519,614)	(111,412,488)	(771,179)	(1,993,044)	(966,789)
13,152,124	2,215,886	54,704	39,997,023	—	22,024,827	12,804,580

7,737,194	1,391,372	(5,464,910)	(71,415,465)	(771,179)	20,031,783	11,837,791

(11,308,414)	67,226	133,877	95,252,667	(369,135)	51,527,210	12,237,558

(3,571,220)	1,458,598	(5,331,033)	23,837,202	(1,140,314)	71,558,993	24,075,349

$(3,258,760)	$1,543,857	$(4,440,831)	$26,705,692	$(1,038,552)	$71,978,747	$23,803,224

23

Statements of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$360,896	$2,003,126	$543,505	$372,057
Net realized gain (loss)	13,152,059	(11,750,000)	(3,764,057)	13,415,961
Net change in unrealized appreciation (depreciation)	6,771,715	31,645,703	41,694,132	10,573,563

Net increase (decrease) in net assets resulting from operations	20,284,670	21,898,829	38,473,580	24,361,581

Distributions to Shareholders from:
Net investment income	(1,130,430)	(1,200,757)	(370,908)	(485,721)

Shareholder Transactions:
Proceeds from shares sold	118,768,981	73,446,820	144,916,018	417,784,463
Value of shares repurchased	(132,987,817)	(131,098,196)	(119,602,128)	(183,866,342)

Net increase (decrease) in net assets resulting from shares transactions	(14,218,836)	(57,651,376)	25,313,890	233,918,121

Increase (Decrease) in Net Assets	4,935,404	(36,953,304)	63,416,562	257,793,981

Net Assets:
Beginning of period	230,630,828	267,584,132	317,995,063	60,201,082

End of period	$235,566,232	$230,630,828	$381,411,625	$317,995,063

Undistributed net investment income at end of period	$69,718	$839,252	$154,795	$(17,802)

Changes in Shares Outstanding:
Shares sold	2,700,000	1,750,000	4,900,000	15,000,000
Shares repurchased	(3,000,000)	(3,200,000)	(4,150,000)	(6,650,000)
Shares outstanding, beginning of period	5,350,000	6,800,000	10,750,000	2,400,000

Shares outstanding, end of period	5,050,000	5,350,000	11,500,000	10,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$406,285	$731,303	$922,231	$1,801,830	$804,843	$1,044,971	$312,460	$211,830
(2,516,409)	2,825,635	1,875,186	15,868,689	1,729,705	10,536,127	7,737,194	1,535,520
3,767,039	(6,397,391)	(8,672,855)	(2,278,113)	(2,742,058)	7,527,722	(11,308,414)	8,137,501

1,656,915	(2,840,453)	(5,875,438)	15,392,406	(207,510)	19,108,820	(3,258,760)	9,884,851

(721,116)	(4,659,938)	(854,714)	(2,825,653)	(889,674)	(921,794)	(382,722)	(132,206)

—	50,986,365	36,327,141	95,111,390	62,576,235	236,681,567	45,231,200	140,220,058
(6,780,745)	(62,407,209)	(81,297,337)	(261,312,296)	(101,877,088)	(252,721,340)	(125,977,192)	(92,203,321)

(6,780,745)	(11,420,844)	(44,970,196)	(166,200,906)	(39,300,853)	(16,039,773)	(80,745,992)	48,016,737

(5,844,946)	(18,921,235)	(51,700,348)	(153,634,153)	(40,398,037)	2,147,253	(84,387,474)	57,769,382

55,760,495	74,681,730	146,820,942	300,455,095	144,901,543	142,754,290	148,230,356	90,460,974

$49,915,549	$55,760,495	$95,120,594	$146,820,942	$104,503,506	$144,901,543	$63,842,882	$148,230,356

$(6,487)	$308,344	$43,366	$(24,151)	$936	$85,767	$(10,022)	$60,240

—	2,350,000	1,100,000	2,850,000	1,500,000	6,050,000	1,650,000	5,200,000
(350,000)	(2,900,000)	(2,500,000)	(7,800,000)	(2,450,000)	(6,600,000)	(4,600,000)	(3,500,000)
2,750,000	3,300,000	4,350,000	9,300,000	3,450,000	4,000,000	5,300,000	3,600,000

2,400,000	2,750,000	2,950,000	4,350,000	2,500,000	3,450,000	2,350,000	5,300,000

25

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares Dynamic Networking Portfolio (PXQ)		PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$85,259	$136,835	$890,202	$206,865
Net realized gain (loss)	1,391,372	4,014,153	(5,464,910)	(10,208,009)
Net change in unrealized appreciation (depreciation)	67,226	1,941,605	133,877	1,097,948

Net increase (decrease) in net assets resulting from operations	1,543,857	6,092,593	(4,440,831)	(8,903,196)

Distributions to Shareholders from:
Net investment income	(178,729)	(105,774)	(208,748)	(311,011)
Return of capital	—	—	—	(270,928)

Total distributions to shareholders	(178,729)	(105,774)	(208,748)	(581,939)

Shareholder Transactions:
Proceeds from shares sold	6,647,520	24,087,502	9,616,041	18,842,331
Value of shares repurchased	(11,184,760)	(24,118,556)	(2,336,086)	(21,717,430)

Net increase (decrease) in net assets resulting from shares transactions	(4,537,240)	(31,054)	7,279,955	(2,875,099)

Increase (Decrease) in Net Assets	(3,172,112)	5,955,765	2,630,376	(12,360,234)

Net Assets:
Beginning of period	26,145,084	20,189,319	33,173,574	45,533,808

End of period	$22,972,972	$26,145,084	$35,803,950	$33,173,574

Undistributed net investment income (loss) at end of period	$27,725	$121,195	$656,019	$(25,435)

Changes in Shares Outstanding:
Shares sold	150,000	600,000	1,000,000	1,500,000
Shares repurchased	(250,000)	(600,000)	(250,000)	(1,850,000)
Shares outstanding, beginning of period	600,000	600,000	3,100,000	3,450,000

Shares outstanding, end of period	500,000	600,000	3,850,000	3,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)		PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$2,868,490	$7,687,781	$101,762	$148,044	$419,754	$630,446	$(272,125)	$(97,245)
(71,415,465)	(56,978,188)	(771,179)	(1,615,595)	20,031,783	10,507,591	11,837,791	9,309,690
95,252,667	27,322,624	(369,135)	1,210,879	51,527,210	45,382,539	12,237,558	10,743,771

26,705,692	(21,967,783)	(1,038,552)	(256,672)	71,978,747	56,520,576	23,803,224	19,956,216

(3,242,957)	(8,704,516)	(99,032)	(176,636)	(432,294)	(737,311)	—	(27,911)
—	—	—	—	—	—	—	—

(3,242,957)	(8,704,516)	(99,032)	(176,636)	(432,294)	(737,311)	—	(27,911)

104,612,740	127,298,859	—	28,684,191	165,975,914	205,868,787	84,694,347	115,699,119
(233,955,547)	(500,243,797)	—	(35,238,705)	(100,244,242)	(74,952,115)	(75,308,030)	(107,928,638)

(129,342,807)	(372,944,938)	—	(6,554,514)	65,731,672	130,916,672	9,386,317	7,770,481

(105,880,072)	(403,617,237)	(1,137,584)	(6,987,822)	137,278,125	186,699,937	33,189,541	27,698,786

764,908,471	1,168,525,708	14,428,636	21,416,458	235,698,788	48,998,851	101,545,370	73,846,584

$659,028,399	$764,908,471	$13,291,052	$14,428,636	$372,976,913	$235,698,788	$134,734,911	$101,545,370

$372,548	$747,015	$(6,751)	$(9,481)	$18,664	$31,204	$(376,071)	$(103,946)

1,800,000	2,050,000	—	800,000	3,600,000	5,800,000	1,450,000	2,400,000
(3,850,000)	(8,250,000)	—	(1,000,000)	(2,250,000)	(2,250,000)	(1,300,000)	(2,250,000)
12,600,000	18,800,000	400,000	600,000	5,550,000	2,000,000	1,900,000	1,750,000

10,550,000	12,600,000	400,000	400,000	6,900,000	5,550,000	2,050,000	1,900,000

27

Financial Highlights

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$43.11		$39.35	$52.98	$39.71	$28.26	$22.26
Net investment income (loss)(a)	0.07		0.33	0.50	0.34	0.03	(0.05)
Net realized and unrealized gain (loss) on investments	3.69		3.63	(13.56)	13.21	11.42	6.05
Total from investment operations	3.76		3.96	(13.06)	13.55	11.45	6.00
Distributions to shareholders from:
Net investment income	(0.22)		(0.20)	(0.57)	(0.28)	—	—
Net asset value at end of period	$46.65		$43.11	$39.35	$52.98	$39.71	$28.26
Market price at end of period(b)	$46.66		$43.13	$39.35	$52.95	$39.68	$28.27
Net Asset Value Total Return:(c)	8.75%		10.09%	(24.92)%	34.25%	40.52%	26.96%
Market Price Total Return(c)	8.73%		10.15%	(24.88)%	34.28%	40.36%	27.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$235,566		$230,631	$267,584	$511,262	$361,320	$155,453
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.58%	0.58%	0.57%	0.59%	0.63%
Expenses, prior to Waivers	0.60	%(d)	0.58%	0.58%	0.57%	0.59%	0.63%
Net investment income (loss), after Waivers	0.29	%(d)	0.81%	1.00%	0.69%	0.09%	(0.20)%
Portfolio turnover rate(e)	83%		69%	74%	95%	64%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.58		$25.08	$22.99	$22.09	$19.65	$14.23
Net investment income(a)	0.05		0.07	0.04	0.03	0.00 (b)	0.07
Net realized and unrealized gain on investments	3.58		4.52	2.08	0.89	2.44	5.44
Total from investment operations	3.63		4.59	2.12	0.92	2.44	5.51
Distributions to shareholders from:
Net investment income	(0.04)		(0.09)	(0.03)	(0.02)	—	(0.09)
Net asset value at end of period	$33.17		$29.58	$25.08	$22.99	$22.09	$19.65
Market price at end of period(c)	$33.18		$29.60	$25.08	$22.98	$22.10	$19.63
Net Asset Value Total Return:(d)	12.27%		18.33%	9.21%	4.17%	12.42%	38.85%
Market Price Total Return(d)	12.23%		18.41%	9.26%	4.08%	12.58%	39.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$381,412		$317,995	$60,201	$55,177	$123,688	$104,121
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(e)	0.63%	0.68%	0.65%	0.63%	0.69%
Net investment income, after Waivers	0.34	%(e)	0.24%	0.18%	0.15%	0.01%	0.44%
Portfolio turnover rate(f)	81%		129%	90%	96%	117%	95%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights (continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017		2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$20.28		$22.63		$31.78	$37.76	$30.27	$24.58
Net investment income(a)	0.16		0.24		0.51	0.39	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.64		(1.15)		(9.04)	(5.84)	7.55	5.81
Total from investment operations	0.80		(0.91)		(8.53)	(5.45)	8.03	6.34
Distributions to shareholders from:
Net investment income	(0.28)		(1.44)		(0.62)	(0.53)	(0.54)	(0.65)
Net asset value at end of period	$20.80		$20.28		$22.63	$31.78	$37.76	$30.27
Market price at end of period(b)	$20.80		$20.28		$22.63	$31.77	$37.76	$30.23
Net Asset Value Total Return:(c)	4.05%		(3.96)%		(26.93)%	(14.51)%	26.93%	26.14%
Market Price Total Return(c)	4.06%		(3.96)%		(26.91)%	(14.54)%	27.10%	26.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,916		$55,760		$74,682	$117,593	$130,273	$104,427
Ratio to average net assets of:
Expenses, after Waivers	0.68	%(d)	0.80	%(e)	0.65%	0.64%	0.64%	0.65%
Expenses, prior to Waivers	0.82	%(d)	0.88	%(e)	0.67%	0.64%	0.64%	0.69%
Net investment income, after Waivers	1.62	%(d)	1.13%		2.09%	1.20%	1.46%	1.97%
Portfolio turnover rate(f)	55%		91%		134%	140%	96%	80%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the fiscal year ended April 30, 2017. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.71%, respectively.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$33.75		$32.31	$31.45	$26.98	$23.62	$19.77
Net investment income(a)	0.25		0.33	0.39	0.31	0.38	0.26
Net realized and unrealized gain (loss) on investments	(1.52)		1.61	0.88	4.58	3.19	3.92
Total from investment operations	(1.27)		1.94	1.27	4.89	3.57	4.18
Distributions to shareholders from:
Net investment income	(0.24)		(0.50)	(0.41)	(0.42)	(0.21)	(0.33)
Net asset value at end of period	$32.24		$33.75	$32.31	$31.45	$26.98	$23.62
Market price at end of period(b)	$32.21		$33.74	$32.30	$31.43	$26.99	$23.61
Net Asset Value Total Return:(c)	(3.77)%		6.03%	4.06%	18.25%	15.16%	21.45%
Market Price Total Return(c)	(3.84)%		6.03%	4.10%	18.13%	15.25%	21.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$95,121		$146,821	$300,455	$265,721	$434,371	$236,226
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.59%	0.58%	0.58%	0.61%	0.63%
Expenses, prior to Waivers	0.64	%(d)	0.59%	0.58%	0.58%	0.61%	0.63%
Net investment income, after Waivers	1.52	%(d)	0.99%	1.21%	1.05%	1.47%	1.28%
Portfolio turnover rate(e)	75%		145%	109%	124%	145%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights (continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$42.00		$35.69	$36.40	$32.35	$27.23	$22.18
Net investment income(a)	0.28		0.31	0.11	0.31	0.15	0.12
Net realized and unrealized gain (loss) on investments	(0.18)		6.26	(0.74)	4.04	5.10	5.09
Total from investment operations	0.10		6.57	(0.63)	4.35	5.25	5.21
Distributions to shareholders from:
Net investment income	(0.30)		(0.26)	(0.08)	(0.30)	(0.13)	(0.16)
Net asset value at end of period	$41.80		$42.00	$35.69	$36.40	$32.35	$27.23
Market price at end of period(b)	$41.80		$42.00	$35.68	$36.39	$32.34	$27.21
Net Asset Value Total Return:(c)	0.24%		18.52%	(1.73)%	13.47%	19.29%	23.67%
Market Price Total Return(c)	0.24%		18.55%	(1.73)%	13.47%	19.34%	23.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,504		$144,902	$142,754	$192,940	$177,930	$85,765
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.61%	0.61%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.64	%(d)	0.61%	0.61%	0.63%	0.63%	0.69%
Net investment income, after Waivers	1.34	%(d)	0.83%	0.29%	0.88%	0.48%	0.52%
Portfolio turnover rate(e)	100%		183%	136%	187%	171%	93%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Media Portfolio (PBS)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.97		$25.13	$26.73	$23.81	$20.11	$14.84
Net investment income(a)	0.08		0.06	0.07	0.21	0.09	0.12
Net realized and unrealized gain (loss) on investments	(0.79)		2.82	(1.45)	2.89	3.70	5.28
Total from investment operations	(0.71)		2.88	(1.38)	3.10	3.79	5.40
Distributions to shareholders from:
Net investment income	(0.09)		(0.04)	(0.22)	(0.18)	(0.09)	(0.13)
Net asset value at end of period	$27.17		$27.97	$25.13	$26.73	$23.81	$20.11
Market price at end of period(b)	$27.15		$27.98	$25.12	$26.72	$23.79	$20.10
Net Asset Value Total Return:(c)	(2.54)%		11.49%	(5.18)%	13.04%	18.87%	36.62%
Market Price Total Return(c)	(2.64)%		11.57%	(5.18)%	13.09%	18.83%	36.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,843		$148,230	$90,461	$145,668	$171,430	$150,788
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.61%	0.59%	0.62%	0.63%
Expenses, prior to Waivers	0.65	%(d)	0.63%	0.61%	0.59%	0.62%	0.63%
Net investment income, after Waivers	0.59	%(d)	0.21%	0.26%	0.84%	0.38%	0.71%
Portfolio turnover rate(e)	76%		103%	124%	131%	120%	70%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares Dynamic Networking Portfolio (PXQ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$43.58		$33.65	$36.65	$31.20	$25.00	$27.71
Net investment income (loss)(a)	0.15		0.21	0.15	(0.01)	(0.04)	0.20	(b)
Net realized and unrealized gain (loss) on investments	2.52		9.90	(3.15)	5.46	6.44	(2.85)
Total from investment operations	2.67		10.11	(3.00)	5.45	6.40	(2.65)
Distributions to shareholders from:
Net investment income	(0.30)		(0.18)	—	—	(0.20)	(0.06)
Net asset value at end of period	$45.95		$43.58	$33.65	$36.65	$31.20	$25.00
Market price at end of period(c)	$45.96		$43.59	$33.65	$36.64	$31.19	$24.97
Net Asset Value Total Return:(d)	6.16%		30.19%	(8.19)%	17.47%	25.69%	(9.57)%
Market Price Total Return(d)	6.16%		30.22%	(8.16)%	17.48%	25.80%	(9.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,973		$26,145	$20,189	$27,485	$29,643	$30,000
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to Waivers	0.96	%(e)	0.89%	0.88%	0.85%	0.82%	0.75%
Net investment income (loss), after Waivers	0.67	%(e)	0.55%	0.42%	(0.02)%	(0.12)%	0.81	%(b)
Portfolio turnover rate(f)	36%		97%	87%	74%	69%	68%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Tellabs, Inc. on December 24, 2012. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.01) and (0.05)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$10.70		$13.20	$18.91	$28.01	$22.49		$20.48
Net investment income(a)	0.27	(b)	0.06	0.20	0.22	0.08		0.04
Net realized and unrealized gain (loss) on investments	(1.61)		(2.41)	(5.69)	(9.07)	5.53	(c)	2.00
Total from investment operations	(1.34)		(2.35)	(5.49)	(8.85)	5.61		2.04
Distributions to shareholders from:
Net investment income	(0.06)		(0.08)	(0.22)	(0.25)	(0.09)		(0.03)
Return of capital	—		(0.07)	—	—	—		—
Total distributions	(0.06)		(0.15)	(0.22)	(0.25)	(0.09)		(0.03)
Net asset value at end of period	$9.30		$10.70	$13.20	$18.91	$28.01		$22.49
Market price at end of period(d)	$9.31		$10.70	$13.19	$18.92	$28.00		$22.49
Net Asset Value Total Return:(e)	(12.49)%		(17.99)%	(29.06)%	(31.67)%	24.98	%(c)	9.95%
Market Price Total Return(e)	(12.39)%		(17.92)%	(29.15)%	(31.61)%	24.94%		9.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,804		$33,174	$45,534	$72,786	$135,849		$116,973
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(f)	0.63%	0.63%	0.63%	0.61%		0.62%
Expenses, prior to Waivers	0.92	%(f)	0.75%	0.72%	0.64%	0.61%		0.62%
Net investment income, after Waivers	5.67	%(b)(f)	0.47%	1.46%	0.96%	0.31%		0.18%
Portfolio turnover rate(g)	32%		90%	89%	79%	259	%(c)	68%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.91%, respectively.
(c)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 23.06%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$60.71		$62.16	$74.40	$57.65	$40.72	$32.00
Net investment income(a)	0.25		0.48	0.41	0.32	0.26	0.54	(b)
Net realized and unrealized gain (loss) on investments	1.79		(1.40)	(8.81)	18.42	16.90	8.72
Total from investment operations	2.04		(0.92)	(8.40)	18.74	17.16	9.26
Distributions to shareholders from:
Net investment income	(0.28)		(0.53)	(0.39)	(0.34)	(0.23)	(0.54)
Net realized gains	—		—	(3.45)	(1.65)	—	—
Total distributions	(0.28)		(0.53)	(3.84)	(1.99)	(0.23)	(0.54)
Net asset value at end of period	$62.47		$60.71	$62.16	$74.40	$57.65	$40.72
Market price at end of period(c)	$62.47		$60.71	$62.14	$74.35	$57.60	$40.72
Net Asset Value Total Return:(d)	3.36%		(1.47)%	(11.86)%	32.95%	42.27%	29.25%
Market Price Total Return(d)	3.36%		(1.44)%	(11.83)%	32.97%	42.15%	29.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$659,028		$764,908	$1,168,526	$1,926,934	$1,104,007	$468,305
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(e)	0.56%	0.57%	0.56%	0.58%	0.63%
Expenses, prior to Waivers	0.58	%(e)	0.56%	0.57%	0.56%	0.58%	0.63%
Net investment income, after Waivers	0.79	%(e)	0.79%	0.58%	0.48%	0.52%	1.52	%(b)
Portfolio turnover rate(f)	59%		26%	26%	47%	39%	24%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC. on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 0.91%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Retail Portfolio (PMR)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$36.07		$35.69	$38.41	$33.15	$29.12	$25.98
Net investment income(a)	0.25		0.27	0.25	0.22	0.32	0.66
Net realized and unrealized gain (loss) on investments	(2.84)		0.43	(2.70)	5.38	3.99	3.11
Total from investment operations	(2.59)		0.70	(2.45)	5.60	4.31	3.77
Distributions to shareholders from:
Net investment income	(0.25)		(0.32)	(0.27)	(0.34)	(0.28)	(0.63)
Net asset value at end of period	$33.23		$36.07	$35.69	$38.41	$33.15	$29.12
Market price at end of period(b)	$33.22		$36.05	$35.69	$38.42	$33.14	$29.11
Net Asset Value Total Return:(c)	(7.20)%		1.98%	(6.40)%	16.97%	14.81%	14.87%
Market Price Total Return(c)	(7.18)%		1.92%	(6.42)%	17.04%	14.81%	14.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,291		$14,429	$21,416	$38,410	$24,864	$24,750
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	1.31	%(d)	0.99%	0.88%	0.91%	0.79%	0.74%
Net investment income, after Waivers	1.47	%(d)	0.76%	0.67%	0.61%	0.96%	2.59%
Portfolio turnover rate(e)	64%		152%	129%	111%	184%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$42.47		$24.50	$26.30	$20.62		$15.22	$15.75
Net investment income(a)	0.07		0.19	0.10	0.25	(b)	0.10	0.11
Net realized and unrealized gain (loss) on investments	11.58		18.02	(1.86)	5.88		5.41	(0.52)
Total from investment operations	11.65		18.21	(1.76)	6.13		5.51	(0.41)
Distribution to shareholder from:
Net investment income	(0.07)		(0.24)	(0.04)	(0.33)		(0.11)	(0.12)
Return of capital	—		—	—	(0.12)		—	—
Total distributions	(0.07)		(0.24)	(0.04)	(0.45)		(0.11)	(0.12)
Net asset value at end of period	$54.05		$42.47	$24.50	$26.30		$20.62	$15.22
Market price at end of period(c)	$54.09		$42.51	$24.48	$26.31		$20.62	$15.19
Net Asset Value Total Return:(d)	27.46%		74.65%	(6.69)%	29.90%		36.38%	(2.56)%
Market Price Total Return(d)	27.43%		74.96%	(6.80)%	29.95%		36.66%	(2.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$372,977		$235,699	$48,999	$78,911		$20,621	$16,744
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.63	%(e)	0.63%	0.68%	0.78%		1.05%	1.05%
Net investment income, after Waivers	0.29	%(e)	0.55%	0.38%	1.03	%(b)	0.55%	0.77%
Portfolio turnover rate(f)	33%		62%	104%	103%		126%	91%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $16.50 per share owned of KLA-Tencor Corp. on November 26, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.05 and 0.22%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Software Portfolio (PSJ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$53.44		$42.20	$42.47	$33.96	$30.16		$26.87
Net investment income (loss)(a)	(0.14)		(0.05)	(0.08)	0.11	(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss) on investments	12.42		11.30	(0.13)	8.44	3.80		3.30
Total from investment operations	12.28		11.25	(0.21)	8.55	3.80		3.29
Distributions to shareholders from:
Net investment income	—		(0.01)	(0.06)	(0.04)	—		—
Net asset value at end of period	$65.72		$53.44	$42.20	$42.47	$33.96		$30.16
Market price at end of period(c)	$65.79		$53.39	$42.21	$42.48	$33.93		$30.12
Net Asset Value Total Return:(d)	22.98%		26.67%	(0.50)%	25.18%	12.60%		12.24%
Market Price Total Return(d)	23.22%		26.52%	(0.50)%	25.32%	12.65%		12.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$134,735		$101,545	$73,847	$57,329	$54,335		$48,257
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.63	%(e)	0.64%	0.66%	0.71%	0.69%		0.74%
Net investment income (loss), after Waivers	(0.47	)%(e)	(0.11)%	(0.19)%	0.29%	(0.01)%		(0.03)%
Portfolio turnover rate(f)	62%		154%	154%	132%	150%		95%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	“Dynamic Biotechnology & Genome Portfolio”
PowerShares Dynamic Building & Construction Portfolio (PKB)	“Dynamic Building & Construction Portfolio”
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	“Dynamic Energy Exploration & Production Portfolio”
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	“Dynamic Food & Beverage Portfolio”
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	“Dynamic Leisure and Entertainment Portfolio”
PowerShares Dynamic Media Portfolio (PBS)	“Dynamic Media Portfolio”
PowerShares Dynamic Networking Portfolio (PXQ)	“Dynamic Networking Portfolio”
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	“Dynamic Oil & Gas Services Portfolio”
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	“Dynamic Pharmaceuticals Portfolio”
PowerShares Dynamic Retail Portfolio (PMR)	“Dynamic Retail Portfolio”
PowerShares Dynamic Semiconductors Portfolio (PSI)	“Dynamic Semiconductors Portfolio”
PowerShares Dynamic Software Portfolio (PSJ)	“Dynamic Software Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome Portfolio	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors Portfolio	Dynamic Semiconductor IntellidexSM Index
Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day.

Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As

37

such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2017, Dynamic Biotechnology & Genome Portfolio, Dynamic Building & Construction Portfolio, Dynamic Energy Exploration & Production Portfolio, Dynamic Networking Portfolio, Dynamic Oil & Gas Services Portfolio, Dynamic Pharmaceuticals Portfolio and Dynamic Retail Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2018. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2018. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome Portfolio, Dynamic Building & Construction Portfolio, Dynamic Pharmaceuticals Portfolio, and Dynamic Semiconductors Portfolio.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

39

For the six-month period ended October 31, 2017, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome Portfolio	$163
Dynamic Building & Construction Portfolio	43
Dynamic Energy Exploration & Production Portfolio	36,034
Dynamic Food & Beverage Portfolio	8,792
Dynamic Leisure and Entertainment Portfolio	3,808
Dynamic Media Portfolio	10,604
Dynamic Networking Portfolio	42,349
Dynamic Oil & Gas Services Portfolio	46,247
Dynamic Pharmaceuticals Portfolio	372
Dynamic Retail Portfolio	47,116
Dynamic Semiconductors Portfolio	144
Dynamic Software Portfolio	1,937

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2017 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/18	04/30/19	04/30/20	10/31/20
Dynamic Energy Exploration & Production Portfolio	$100,237	$—	$15,566	$48,725	$35,946
Dynamic Food & Beverage Portfolio	8,705	—	—	—	8,705
Dynamic Leisure and Entertainment Portfolio	3,629	—	—	—	3,629
Dynamic Media Portfolio	10,677			144	10,533
Dynamic Networking Portfolio	200,710	30,320	62,173	65,931	42,286
Dynamic Oil & Gas Services Portfolio	156,935	11,082	45,472	54,195	46,186
Dynamic Retail Portfolio	210,445	31,174	61,610	70,612	47,049
Dynamic Semiconductors Portfolio	6,168	—	6,168	—	—
Dynamic Software Portfolio	52,985	20,632	19,345	11,139	1,869

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with ICE Data Indices, LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily

40

available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the six-month period ended October 31, 2017, there were no material transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Biotechnology & Genome Portfolio
Equity Securities	$246,850,766	$—	$338,010	$247,188,776

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2017, which expire as follows:

			Post-effective/ no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
Dynamic Biotechnology & Genome Portfolio	$50,397,332	$12,898,182	$116,533,637	$6,701,823	$186,530,974	$34,286,844
Dynamic Building & Construction Portfolio	3,001,058	6,653,613	11,225,767	1,551,083	22,431,521	2,843,349
Dynamic Energy Exploration & Production Portfolio	21,471,013	1,361,799	65,178,685	17,576,818	105,588,315	7,646,917
Dynamic Food & Beverage Portfolio	10,245,302	—	56,437,590	3,858,682	70,541,574	7,585,250
Dynamic Leisure and Entertainment Portfolio	2,889,449	2,356,106	35,588,640	754,315	41,588,510	2,895,936
Dynamic Media Portfolio	5,161,647	6,294,489	59,702,252	2,150,637	73,309,025	4,930,761
Dynamic Networking Portfolio	512,618	730,670	22,792,087	10,056,599	34,091,974	1,975,581
Dynamic Oil & Gas Services Portfolio	85,028,926	35,877,910	46,286,369	28,841,290	196,034,495	24,680,663
Dynamic Pharmaceuticals Portfolio	—	—	87,936,521	17,121,868	105,058,389	—
Dynamic Retail Portfolio	1,816,180	2,176,015	15,694,128	884,854	20,571,177	2,427,604
Dynamic Semiconductors Portfolio	10,902,954	2,120,823	15,300,302	2,114,708	30,438,787	14,001,359
Dynamic Software Portfolio	2,938,722	3,242,208	14,925,669	—	21,106,599	7,095,351

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

41

Note 6. Investment Transactions

For the six-month period ended October 31, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome Portfolio	$209,406,286	$209,228,619
Dynamic Building & Construction Portfolio	269,921,227	268,795,822
Dynamic Energy Exploration & Production Portfolio	27,881,932	28,149,103
Dynamic Food & Beverage Portfolio	94,423,368	94,065,475
Dynamic Leisure and Entertainment Portfolio	127,291,067	127,968,101
Dynamic Media Portfolio	82,003,179	82,002,711
Dynamic Networking Portfolio	9,425,666	9,177,730
Dynamic Oil & Gas Services Portfolio	10,753,065	9,931,993
Dynamic Pharmaceuticals Portfolio	436,933,823	436,133,561
Dynamic Retail Portfolio	8,742,426	8,738,913
Dynamic Semiconductors Portfolio	97,469,260	96,879,072
Dynamic Software Portfolio	75,586,043	74,278,352

For the six-month period ended October 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome Portfolio	$117,612,493	$132,710,743
Dynamic Building & Construction Portfolio	144,937,366	120,289,777
Dynamic Energy Exploration & Production Portfolio	—	6,777,598
Dynamic Food & Beverage Portfolio	36,295,823	81,512,948
Dynamic Leisure and Entertainment Portfolio	62,561,525	101,255,287
Dynamic Media Portfolio	45,218,743	126,033,692
Dynamic Networking Portfolio	6,647,875	11,504,735
Dynamic Oil & Gas Services Portfolio	9,617,396	2,336,064
Dynamic Pharmaceuticals Portfolio	104,584,242	234,873,150
Dynamic Retail Portfolio	—	—
Dynamic Semiconductors Portfolio	165,934,406	100,864,022
Dynamic Software Portfolio	84,711,777	76,859,071

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Biotechnology & Genome Portfolio	$26,777,230	$(13,494,758)	$13,282,472	$233,906,304
Dynamic Building & Construction Portfolio	62,119,162	(4,538,334)	57,580,828	330,447,666
Dynamic Energy Exploration & Production Portfolio	6,089,346	(3,309,253)	2,780,093	51,305,269
Dynamic Food & Beverage Portfolio	7,504,243	(6,044,286)	1,459,957	93,767,056
Dynamic Leisure and Entertainment Portfolio	9,646,054	(4,030,907)	5,615,147	98,974,754
Dynamic Media Portfolio	4,416,990	(5,648,293)	(1,231,303)	65,149,991
Dynamic Networking Portfolio	4,010,481	(845,161)	3,165,320	21,621,968
Dynamic Oil & Gas Services Portfolio	1,578,178	(8,793,447)	(7,215,269)	50,091,876
Dynamic Pharmaceuticals Portfolio	76,350,970	(57,680,347)	18,670,623	647,119,269
Dynamic Retail Portfolio	1,603,034	(1,143,717)	459,317	13,901,330
Dynamic Semiconductors Portfolio	96,002,962	(824,204)	95,178,758	277,903,650
Dynamic Software Portfolio	24,771,317	(394,184)	24,377,133	110,492,784

42

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

43

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2017.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)
Actual	$1,000.00	$1,087.50	0.60%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares Dynamic Building & Construction Portfolio (PKB)
Actual	1,000.00	1,122.70	0.57	3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)
Actual	1,000.00	1,040.50	0.68	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.68	3.47
PowerShares Dynamic Food & Beverage Portfolio (PBJ)
Actual	1,000.00	962.30	0.63	3.12
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Actual	1,000.00	1,002.40	0.63	3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.63	3.21
PowerShares Dynamic Media Portfolio (PBS)
Actual	1,000.00	974.60	0.63	3.14
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Networking Portfolio (PXQ)
Actual	1,000.00	1,061.60	0.63	3.27
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
Actual	1,000.00	875.10	0.63	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

44

Fees and Expenses (continued)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)
Actual	$1,000.00	$1,033.60	0.58%	$2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96
PowerShares Dynamic Retail Portfolio (PMR)
Actual	1,000.00	928.00	0.63	3.06
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Semiconductors Portfolio (PSI)
Actual	1,000.00	1,274.60	0.63	3.61
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Software Portfolio (PSJ)
Actual	1,000.00	1,229.80	0.63	3.54
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the results by 184/365.

45

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-7
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2017

2017 Semi-Annual Report to Shareholders

PYZ	PowerShares DWA Basic Materials Momentum Portfolio

PEZ	PowerShares DWA Consumer Cyclicals Momentum Portfolio

PSL	PowerShares DWA Consumer Staples Momentum Portfolio

PXI	PowerShares DWA Energy Momentum Portfolio

PFI	PowerShares DWA Financial Momentum Portfolio

PTH	PowerShares DWA Healthcare Momentum Portfolio

PRN	PowerShares DWA Industrials Momentum Portfolio

PTF	PowerShares DWA Technology Momentum Portfolio

PUI	PowerShares DWA Utilities Momentum Portfolio

PNQI	PowerShares NASDAQ Internet Portfolio

2

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Specialty Chemicals	31.4
Steel	11.9
Commodity Chemicals	11.0
Paper Packaging	8.6
Diversified Chemicals	8.2
Aluminum	6.1
Fertilizers & Agricultural Chemicals	5.2
Industrial Gases	3.8
Forest Products	3.6
Copper	3.5
Gold	3.2
Paper Products	2.0
Oil & Gas Equipment & Services	1.5
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aluminum—6.1%
64,679	Alcoa Corp.(b)	$3,090,363
97,762	Century Aluminum Co.(b)	1,368,668
16,813	Kaiser Aluminum Corp.	1,667,513

		6,126,544

	Commodity Chemicals—11.0%
31,672	Advansix, Inc.(b)	1,465,463
48,903	LyondellBasell Industries NV, Class A	5,062,928
84,412	Olin Corp.	3,083,570
18,050	Westlake Chemical Corp.	1,532,626

		11,144,587

	Copper—3.5%
251,780	Freeport-McMoRan, Inc.(b)	3,519,884

	Diversified Chemicals—8.2%
104,282	Chemours Co. (The)	5,903,404
26,835	Eastman Chemical Co.	2,436,886

		8,340,290

	Fertilizers & Agricultural Chemicals—5.2%
56,061	FMC Corp.	5,205,825

	Forest Products—3.6%
133,316	Louisiana-Pacific Corp.(b)	3,623,529

Number of Shares		Value
	Common Stocks (continued)
	Gold—3.2%
42,021	Newmont Mining Corp.	$1,519,479
20,864	Royal Gold, Inc.	1,754,871

		3,274,350

	Industrial Gases—3.8%
24,378	Air Products & Chemicals, Inc.	3,886,585

	Oil & Gas Equipment & Services—1.5%
49,165	US Silica Holdings, Inc.	1,500,024

	Paper Packaging—8.6%
35,793	Avery Dennison Corp.	3,800,143
85,064	International Paper Co.	4,871,615

		8,671,758

	Paper Products—2.0%
45,485	KapStone Paper and Packaging Corp.	1,021,593
12,025	Neenah Paper, Inc.	1,043,770

		2,065,363

	Specialty Chemicals—31.4%
27,170	A. Schulman, Inc.	1,067,781
26,108	Albemarle Corp.	3,678,356
32,354	Ashland Global Holdings, Inc.	2,199,425
27,229	Celanese Corp., Series A	2,840,257
21,248	Ecolab, Inc.	2,776,264
35,144	Ferro Corp.(b)	837,130
27,501	H.B. Fuller Co.	1,563,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA Basic Materials Momentum Portfolio (PYZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Specialty Chemicals (continued)
19,427	Ingevity Corp.(b)	$1,383,785
14,643	International Flavors & Fragrances, Inc.	2,158,671
29,892	Kraton Corp.(b)	1,465,605
5,032	NewMarket Corp.	2,014,762
58,152	PolyOne Corp.	2,679,063
19,936	PPG Industries, Inc.	2,317,360
10,202	Quaker Chemical Corp.	1,584,575
23,246	RPM International, Inc.	1,239,709
16,423	Sensient Technologies Corp.	1,248,969
9,395	Stepan Co.	750,285

		31,805,979

	Steel—11.9%
304,366	AK Steel Holding Corp.(b)	1,397,040
75,984	Allegheny Technologies, Inc.(b)(c)	1,913,277
36,121	Schnitzer Steel Industries, Inc., Class A	1,063,763
51,669	Steel Dynamics, Inc.	1,922,604
56,166	TimkenSteel Corp.(b)	786,324
150,241	United States Steel Corp.	3,804,102
24,919	Worthington Industries, Inc.	1,133,815

		12,020,925

	Total Common Stocks (Cost $86,463,223)	101,185,643

	Money Market Fund—0.1%
117,586	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $117,586)	117,586

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $86,580,809)—100.1%	101,303,229

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
147,200	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $147,200)	147,200

	Total Investments in Securities (Cost $86,728,009)—100.2%	101,450,429
	Other assets less liabilities—(0.2)%	(246,099)

	Net Assets—100.0%	$101,204,330

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Internet & Direct Marketing Retail	18.8
Casinos & Gaming	11.3
Home Entertainment Software	9.9
Automobile Manufacturers	7.1
Cable & Satellite	6.4
Auto Parts & Equipment	6.4
Hotels, Resorts & Cruise Lines	6.1
Internet Software & Services	5.3
Movies & Entertainment	4.9
Homebuilding	4.3
Leisure Facilities	2.7
Home Improvement Retail	2.7
Computer & Electronics Retail	2.6
Home Furnishings	2.5
Financial Exchanges & Data	2.4
Airlines	1.9
General Merchandise Stores	1.8
Leisure Products	1.5
Automotive Retail	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Airlines—1.9%
9,711	SkyWest, Inc.	$457,388

	Auto Parts & Equipment—6.4%
10,262	Fox Factory Holding Corp.(b)	436,648
3,461	Lear Corp.	607,717
4,151	Visteon Corp.(b)	523,192

		1,567,557

	Automobile Manufacturers—7.1%
1,434	Tesla, Inc.(b)	475,414
5,628	Thor Industries, Inc.	766,646
10,132	Winnebago Industries, Inc.	497,988

		1,740,048

	Automotive Retail—1.3%
22,793	Carvana Co., Class A(b)(c)	323,205

Number of Shares		Value
	Common Stocks (continued)
	Cable & Satellite—6.4%
2,192	Charter Communications, Inc., Class A(b)	$732,501
154,721	Sirius XM Holdings, Inc.(c)	841,682

		1,574,183

	Casinos & Gaming—11.3%
15,499	Boyd Gaming Corp.	453,036
2,025	Churchill Downs, Inc.	422,314
23,365	Eldorado Resorts, Inc.(b)	600,480
14,175	Scientific Games Corp., Class A(b)	674,730
4,083	Wynn Resorts Ltd.	602,202

		2,752,762

	Computer & Electronics Retail—2.6%
20,496	Conn’s, Inc.(b)(c)	630,252

	Financial Exchanges & Data—2.4%
3,694	S&P Global, Inc.	578,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	General Merchandise Stores—1.8%
9,714	Ollie’s Bargain Outlet Holdings, Inc.(b)	$433,730

	Home Entertainment Software—9.9%
11,155	Activision Blizzard, Inc.	730,541
6,413	Electronic Arts, Inc.(b)	766,995
8,399	Take-Two Interactive Software, Inc.(b)	929,349

		2,426,885

	Home Furnishings—2.5%
2,320	Mohawk Industries, Inc.(b)	607,283

	Home Improvement Retail—2.7%
3,938	Home Depot, Inc. (The)	652,842

	Homebuilding—4.3%
19,004	Beazer Homes USA, Inc.(b)	398,704
198	NVR, Inc.(b)	649,711

		1,048,415

	Hotels, Resorts & Cruise Lines—6.1%
3,492	Marriott Vacations Worldwide Corp.	459,617
9,683	Wyndham Worldwide Corp.	1,034,629

		1,494,246

	Internet & Direct Marketing Retail—18.8%
1,132	Amazon.com, Inc.(b)	1,251,177
5,109	Expedia, Inc.	636,888
8,585	Liberty Ventures, Series A(b)	489,002
2,878	Netflix, Inc.(b)	565,326
615	Priceline Group, Inc. (The)(b)	1,175,855
6,906	Wayfair, Inc., Class A(b)	482,729

		4,600,977

	Internet Software & Services—5.3%
5,036	IAC/InterActiveCorp.(b)	649,896
9,897	Trade Desk, Inc. (The), Class A(b)	652,410

		1,302,306

	Leisure Facilities—2.7%
2,925	Vail Resorts, Inc.	669,883

	Leisure Products—1.5%
11,648	Malibu Boats, Inc., Class A(b)	363,418

	Movies & Entertainment—4.9%
14,390	Liberty Media Corp.-Liberty Formula One, Class C(b)	548,835
14,662	Live Nation Entertainment, Inc.(b)	641,902

		1,190,737

	Total Common Stocks (Cost $22,361,469)	24,414,117

Number of Shares		Value
	Money Market Fund—0.4%
85,957	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $85,957)	$85,957

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $22,447,426)—100.3%	24,500,074

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.8%
1,425,255	Invesco Government & Agency Portfolio— Institutional Class, 0.95%(d)(e) (Cost $1,425,255)	1,425,255

	Total Investments in Securities (Cost $23,872,681)—106.1%	25,925,329
	Other assets less liabilities—(6.1)%	(1,498,446)

	Net Assets—100.0%	$24,426,883

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Packaged Foods & Meats	20.8
Specialized Consumer Services	11.6
Personal Products	8.0
Distillers & Vintners	7.9
Soft Drinks	7.7
Education Services	7.6
Household Products	6.9
Trading Companies & Distributors	5.8
Environmental & Facilities Services	4.7
Internet Software & Services	4.1
Industrial Machinery	3.5
Health Care Services	2.3
Tobacco	2.1
Food Distributors	2.0
Agricultural Products	1.9
Consumer Finance	1.9
Specialty Stores	1.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—1.9%
72,264	Darling Ingredients, Inc.(b)	$1,318,818

	Consumer Finance—1.9%
122,917	EZCORP, Inc., Class A(b)	1,259,899

	Distillers & Vintners—7.9%
16,439	Constellation Brands, Inc., Class A	3,601,621
26,366	MGP Ingredients, Inc.	1,791,833

		5,393,454

	Education Services—7.6%
15,389	Bright Horizons Family Solutions, Inc.(b)	1,328,071
126,408	Chegg, Inc.(b)(c)	1,960,588
21,065	Grand Canyon Education, Inc.(b)	1,885,528

		5,174,187

	Environmental & Facilities Services—4.7%
51,984	Rollins, Inc.	2,282,617
24,521	SP Plus Corp.(b)	950,189

		3,232,806

Number of Shares		Value
	Common Stocks (continued)
	Food Distributors—2.0%
50,393	US Foods Holding Corp.(b)	$1,374,721

	Health Care Services—2.3%
6,945	Chemed Corp.	1,551,721

	Household Products—6.9%
69,675	Church & Dwight Co., Inc.	3,147,220
13,515	Kimberly-Clark Corp.	1,520,572

		4,667,792

	Industrial Machinery—3.5%
14,801	Stanley Black & Decker, Inc.	2,391,102

	Internet Software & Services—4.1%
12,424	Stamps.com, Inc.(b)	2,787,946

	Packaged Foods & Meats—20.8%
18,168	Calavo Growers, Inc.(c)	1,338,982
7,724	J & J Snack Foods Corp.	1,028,605
23,428	Lamb Weston Holdings, Inc.	1,194,594
24,945	McCormick & Co., Inc.	2,482,776
73,882	Pilgrim’s Pride Corp.(b)	2,347,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Consumer Staples Momentum Portfolio (PSL) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
33,472	Pinnacle Foods, Inc.	$1,821,546
23,779	Post Holdings, Inc.(b)	1,971,992
13,288	Sanderson Farms, Inc.	1,987,486

		14,173,951

	Personal Products—8.0%
20,989	Estee Lauder Cos., Inc. (The), Class A	2,346,780
28,090	Herbalife Ltd.(b)(c)	2,039,896
16,551	Medifast, Inc.	1,032,782

		5,419,458

	Soft Drinks—7.7%
5,059	Coca-Cola Bottling Co. Consolidated	1,141,108
26,898	Dr Pepper Snapple Group, Inc.	2,304,083
18,591	National Beverage Corp.	1,820,059

		5,265,250

	Specialized Consumer Services—11.6%
59,534	Service Corp. International	2,111,076
42,230	ServiceMaster Global Holdings, Inc.(b)	1,989,455
84,053	Weight Watchers International, Inc.(b)(c)	3,775,661

		7,876,192

	Specialty Stores—1.2%
120,029	GNC Holdings, Inc., Class A(c)	820,998

	Tobacco—2.1%
13,823	Philip Morris International, Inc.	1,446,439

	Trading Companies & Distributors—5.8%
27,223	Herc Holdings, Inc.(b)	1,319,227
18,542	United Rentals, Inc.(b)	2,623,322

		3,942,549

	Total Common Stocks (Cost $59,975,094)	68,097,283

	Money Market Fund—0.2%
133,541	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $133,541)	133,541

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $60,108,635)—100.2%	68,230,824

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.1%
4,150,588	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $4,150,588)	4,150,588

	Total Investments in Securities (Cost $64,259,223)—106.3%	72,381,412
	Other assets less liabilities—(6.3)%	(4,275,147)

	Net Assets—100.0%	$68,106,265

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares DWA Energy Momentum Portfolio (PXI)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Oil & Gas Exploration & Production	49.0
Oil & Gas Refining & Marketing	20.5
Oil & Gas Equipment & Services	11.7
Oil & Gas Storage & Transportation	7.6
Coal & Consumable Fuels	6.2
Integrated Oil & Gas	3.4
Oil & Gas Drilling	1.5
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Coal & Consumable Fuels—6.2%
21,755	Arch Coal, Inc., Class A	$1,662,517
137,831	CONSOL Energy, Inc.(b)	2,223,214
53,706	Peabody Energy Corp.(b)	1,658,979

		5,544,710

	Integrated Oil & Gas—3.4%
25,782	Chevron Corp.	2,987,876

	Oil & Gas Drilling—1.5%
71,431	Unit Corp.(b)	1,337,188

	Oil & Gas Equipment & Services—11.7%
107,972	Archrock, Inc.	1,295,664
53,693	Exterran Corp.(b)	1,732,673
42,940	Halliburton Co.	1,835,256
304,681	McDermott International, Inc.(b)	2,016,988
156,494	Newpark Resources, Inc.(b)	1,369,323
89,527	RPC, Inc.(c)	2,176,401

		10,426,305

	Oil & Gas Exploration & Production—49.0%
314,807	Bill Barrett Corp.(b)	1,551,998
94,335	Cabot Oil & Gas Corp.	2,613,079
153,873	Callon Petroleum Co.(b)	1,706,452
27,134	Concho Resources, Inc.(b)	3,641,654
37,154	ConocoPhillips	1,900,427
49,116	Continental Resources, Inc.(b)	1,999,512
49,719	Devon Energy Corp.	1,834,631
32,168	Diamondback Energy, Inc.(b)	3,447,123
32,755	EOG Resources, Inc.	3,271,242
94,340	Jagged Peak Energy, Inc.(b)(c)	1,310,383
230,779	Kosmos Energy Ltd. (Ghana)(b)	1,772,383
169,976	Laredo Petroleum, Inc.(b)	2,026,114
52,611	Matador Resources Co.(b)	1,396,822
196,532	Oasis Petroleum, Inc.(b)	1,857,227
84,071	Parsley Energy, Inc., Class A(b)	2,236,289

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Exploration & Production (continued)
23,372	Pioneer Natural Resources Co.	$3,498,087
73,672	Resolute Energy Corp.(b)(c)	2,212,370
123,266	Ring Energy, Inc.(b)	1,579,037
59,599	RSP Permian, Inc.(b)	2,050,802
199,288	SRC Energy, Inc.(b)	1,901,208

		43,806,840

	Oil & Gas Refining & Marketing—20.5%
23,722	Andeavor	2,520,225
81,703	CVR Energy, Inc.(c)	2,242,747
58,049	Delek US Holdings, Inc.	1,512,176
51,979	HollyFrontier Corp.	1,920,624
53,285	Marathon Petroleum Corp.	3,183,246
27,171	Phillips 66	2,474,735
103,395	Renewable Energy Group, Inc.(b)	1,251,080
41,164	Valero Energy Corp.	3,247,428

		18,352,261

	Oil & Gas Storage & Transportation—7.6%
74,077	Cheniere Energy, Inc.(b)	3,462,359
49,740	SemGroup Corp., Class A	1,295,727
48,802	Targa Resources Corp.	2,025,283

		6,783,369

	Total Common Stocks (Cost $89,968,112)	89,238,549

	Money Market Fund—0.2%
185,577	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $185,577)	185,577

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $90,153,689)—100.1%	89,424,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares DWA Energy Momentum Portfolio (PXI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.9%
7,926,096	Invesco Government & Agency Portfolio— Institutional Class, 0.95%(d)(e) (Cost $7,926,096)	$7,926,096

	Total Investments in Securities (Cost $98,079,785)—109.0%	97,350,222
	Other assets less liabilities—(9.0)%	(8,004,982)

	Net Assets—100.0%	$89,345,240

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares DWA Financial Momentum Portfolio (PFI)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Regional Banks	24.1
Data Processing & Outsourced Services	10.5
Financial Exchanges & Data	8.9
Life & Health Insurance	8.9
Specialized REITs	8.8
Industrial REITs	6.5
Residential REITs	5.8
Investment Banking & Brokerage	3.9
Property & Casualty Insurance	3.7
Thrifts & Mortgage Finance	3.2
Diversified Banks	2.8
Asset Management & Custody Banks	2.8
Trucking	2.2
Reinsurance	1.9
Diversified REITs	1.6
Biotechnology	1.6
Multi-line Insurance	1.5
Health Care REITs	1.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Asset Management & Custody Banks—2.8%
12,870	Ameriprise Financial, Inc.	$2,014,670

	Biotechnology—1.6%
21,084	FibroGen, Inc.(b)	1,177,541

	Data Processing & Outsourced Services—10.5%
145,825	Everi Holdings, Inc.(b)	1,208,889
31,987	Mastercard, Inc., Class A	4,758,706
15,216	Visa, Inc., Class A	1,673,456

		7,641,051

	Diversified Banks—2.8%
20,446	JPMorgan Chase & Co.	2,057,072

	Diversified REITs—1.6%
9,056	PS Business Parks, Inc. REIT	1,198,380

	Financial Exchanges & Data—8.9%
13,738	Cboe Global Markets, Inc.	1,553,218
12,062	MarketAxess Holdings, Inc.	2,098,788
12,593	Moody’s Corp.	1,793,369

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financial Exchanges & Data (continued)
9,357	MSCI, Inc., Class A	$1,098,138

		6,543,513

	Health Care REITs—1.3%
49,964	CareTrust REIT, Inc. REIT	944,320

	Industrial REITs—6.5%
22,532	EastGroup Properties, Inc. REIT	2,041,174
41,148	First Industrial Realty Trust, Inc. REIT	1,270,650
22,007	Prologis, Inc. REIT	1,421,212

		4,733,036

	Investment Banking & Brokerage—3.9%
85,752	BGC Partners, Inc., Class A	1,300,858
35,154	E*TRADE Financial Corp.(b)	1,532,363

		2,833,221

	Life & Health Insurance—8.9%
23,671	Principal Financial Group, Inc.	1,558,735
13,823	Prudential Financial, Inc.	1,526,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares DWA Financial Momentum Portfolio (PFI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life & Health Insurance (continued)
13,618	Torchmark Corp.	$1,145,682
43,463	Unum Group	2,261,815

		6,493,121

	Multi-line Insurance—1.5%
10,485	American Financial Group, Inc.	1,106,063

	Property & Casualty Insurance—3.7%
19,254	Allstate Corp. (The)	1,807,180
23,167	FNF Group	866,909

		2,674,089

	Regional Banks—24.1%
22,598	Ameris Bancorp	1,082,444
28,490	Cathay General Bancorp	1,190,882
35,474	CenterState Bank Corp.	945,027
15,952	Eagle Bancorp, Inc.(b)	1,063,201
26,424	East West Bancorp, Inc.	1,581,212
95,797	Fifth Third Bancorp	2,768,533
24,745	First Merchants Corp.	1,064,035
124,782	Huntington Bancshares, Inc.	1,721,992
11,914	PNC Financial Services Group, Inc. (The)	1,629,716
23,647	SunTrust Banks, Inc.	1,423,786
24,727	Synovus Financial Corp.	1,158,460
35,785	Western Alliance Bancorp(b)	1,996,803

		17,626,091

	Reinsurance—1.9%
9,563	Reinsurance Group of America, Inc.	1,428,521

	Residential REITs—5.8%
26,249	Camden Property Trust REIT	2,394,959
20,292	Sun Communities, Inc. REIT	1,831,556

		4,226,515

	Specialized REITs—8.8%
33,828	American Tower Corp. REIT	4,860,069
13,911	CoreSite Realty Corp. REIT	1,540,643

		6,400,712

	Thrifts & Mortgage Finance—3.2%
4,727	LendingTree, Inc.(b)	1,267,073
19,715	Walker & Dunlop, Inc.(b)	1,082,156

		2,349,229

	Trucking—2.2%
65,565	Hertz Global Holdings, Inc.(b)	1,630,601

	Total Common Stocks and Other Equity Interests (Cost $67,051,126)	73,077,746

	Money Market Fund—0.1%
90,474	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $90,474)	90,474

	Total Investments in Securities (Cost $67,141,600)—100.1%	73,168,220
	Other assets less liabilities—(0.1)%	(81,776)

	Net Assets—100.0%	$73,086,444

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares DWA Healthcare Momentum Portfolio (PTH)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Biotechnology	49.3
Health Care Equipment	18.5
Health Care Supplies	9.6
Pharmaceuticals	9.0
Managed Health Care	8.5
Health Care Services	3.7
Life Sciences Tools & Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—49.3%
146,922	Abeona Therapeutics, Inc.(b)(c)	$2,637,250
39,592	Alnylam Pharmaceuticals, Inc.(c)	4,823,889
281,955	Amicus Therapeutics, Inc.(c)	4,015,039
217,286	Array BioPharma, Inc.(c)	2,270,639
34,443	Avexis, Inc.(c)	3,599,638
34,848	Bluebird Bio, Inc.(c)	4,847,357
44,110	Blueprint Medicines Corp.(c)	2,929,786
339,710	Dynavax Technologies Corp.(b)(c)	7,473,620
63,445	Epizyme, Inc.(c)	1,059,532
70,418	Esperion Therapeutics, Inc.(c)	3,220,919
182,109	Exact Sciences Corp.(c)	10,014,174
293,180	Exelixis, Inc.(c)	7,267,932
102,207	Glycomimetics, Inc.(c)	1,175,381
97,686	Ignyta, Inc.(c)	1,504,365
347,960	Immunomedics, Inc.(b)(c)	3,730,131
64,427	Insmed, Inc.(c)	1,740,173
13,260	Ligand Pharmaceuticals, Inc.(c)	1,927,341
34,175	Loxo Oncology, Inc.(c)	2,944,518
78,646	PTC Therapeutics, Inc.(c)	1,473,826
49,782	Puma Biotechnology, Inc.(c)	6,337,249
52,346	REGENXBIO, Inc.(c)	1,567,763
224,016	Sangamo Therapeutics, Inc.(c)	2,777,798
122,492	Spectrum Pharmaceuticals, Inc.(c)	2,399,618
60,468	Versartis, Inc.(c)	108,842

		81,846,780

	Health Care Equipment—18.5%
24,211	ABIOMED, Inc.(c)	4,670,786
23,833	Becton, Dickinson and Co.	4,973,232
141,721	Boston Scientific Corp.(c)	3,988,029
36,711	Cutera, Inc.(c)	1,442,742
33,775	Edwards Lifesciences Corp.(c)	3,452,818
23,251	IDEXX Laboratories, Inc.(c)	3,863,619
35,243	Inogen, Inc.(c)	3,486,590
43,009	LeMaitre Vascular, Inc.	1,376,718

Number of Shares		Value
	Common Stocks (continued)
	Health Care Equipment (continued)
102,766	Novocure Ltd.(b)(c)	$2,219,746
41,697	Tactile Systems Technology, Inc.(c)	1,196,287

		30,670,567

	Health Care Services—3.7%
17,855	LHC Group, Inc.(c)	1,192,893
67,470	Teladoc, Inc.(b)(c)	2,229,883
59,967	Tivity Health, Inc.(c)	2,773,474

		6,196,250

	Health Care Supplies—9.6%
35,422	Align Technology, Inc.(c)	8,465,150
9,452	ICU Medical, Inc.(c)	1,806,277
49,270	Merit Medical Systems, Inc.(c)	1,874,724
134,875	OraSure Technologies, Inc.(c)	2,663,781
29,511	Quidel Corp.(c)	1,208,475

		16,018,407

	Life Sciences Tools & Services—1.4%
29,695	PRA Health Sciences, Inc.(c)	2,418,064

	Managed Health Care—8.5%
24,603	Aetna, Inc.	4,183,248
26,591	UnitedHealth Group, Inc.	5,589,960
21,898	WellCare Health Plans, Inc.(c)	4,330,110

		14,103,318

	Pharmaceuticals—9.0%
49,099	Aerie Pharmaceuticals, Inc.(c)	3,031,863
186,853	Chelsea Therapeutics International Ltd.(c)(d)	14,948
232,600	Corcept Therapeutics, Inc.(b)(c)	4,579,894
219,763	Cymabay Therapeutics, Inc.(c)	2,028,413
90,000	Impax Laboratories, Inc.(c)	1,633,500
46,478	Intersect ENT, Inc.(c)	1,378,073
58,336	MyoKardia, Inc.(c)	2,243,019

		14,909,710

	Total Common Stocks (Cost $141,493,743)	166,163,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares DWA Healthcare Momentum Portfolio (PTH) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
127,238	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(e) (Cost $127,238)	$127,238

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $141,620,981)—100.1%	166,290,334

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.1%
8,433,671	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(e)(f) (Cost $8,433,671)	8,433,671

	Total Investments in Securities (Cost $150,054,652)—105.2%	174,724,005
	Other assets less liabilities—(5.2)%	(8,617,904)

	Net Assets—100.0%	$166,106,101

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares DWA Industrials Momentum Portfolio (PRN)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Aerospace & Defense	17.9
Building Products	8.3
Industrial Machinery	8.1
IT Consulting & Other Services	6.1
Electronic Components	5.4
Trading Companies & Distributors	5.2
Diversified Support Services	4.7
Specialty Chemicals	4.7
Electronic Equipment & Instruments	4.3
Industrial Conglomerates	3.8
Construction & Farm Machinery & Heavy Trucks	3.6
Life Sciences Tools & Services	3.4
Electronic Manufacturing Services	2.8
Paper Packaging	2.7
Electrical Components & Equipment	2.5
Data Processing & Outsourced Services	2.3
Health Care Equipment	2.2
Trucking	1.9
Home Improvement Retail	1.8
Consumer Finance	1.6
Construction & Engineering	1.6
Security & Alarm Services	1.5
Technology Distributors	1.4
Air Freight & Logistics	1.1
Commercial Printing	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—17.9%
12,710	Boeing Co. (The)	$3,278,926
28,675	HEICO Corp.	2,600,249
141,783	Kratos Defense & Security Solutions, Inc.(b)	1,707,067
16,947	Lockheed Martin Corp.	5,222,388
9,846	Northrop Grumman Corp.	2,909,788
17,457	Raytheon Co.	3,145,752
34,861	Spirit AeroSystems Holdings, Inc., Class A	2,792,366

		21,656,536

Number of Shares		Value
	Common Stocks (continued)
	Air Freight & Logistics—1.1%
57,013	Air Transport Services Group, Inc.(b)	$1,379,715

	Building Products—8.3%
65,272	A.O. Smith Corp.	3,864,102
16,261	Lennox International, Inc.	3,107,965
27,789	Trex Co., Inc.(b)	3,041,506

		10,013,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares DWA Industrials Momentum Portfolio (PRN) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Commercial Printing—1.1%
16,355	Multi-Color Corp.	$1,352,559

	Construction & Engineering—1.6%
110,952	Sterling Construction Co., Inc.(b)	1,980,493

	Construction & Farm Machinery & Heavy Trucks—3.6%
71,702	Meritor, Inc.(b)	1,864,969
60,306	Navistar International Corp.(b)	2,551,547

		4,416,516

	Consumer Finance—1.6%
35,050	Green Dot Corp., Class A(b)	1,984,531

	Data Processing & Outsourced Services—2.3%
21,272	Fiserv, Inc.(b)	2,753,235

	Diversified Support Services—4.7%
19,830	Cintas Corp.	2,955,463
52,216	Healthcare Services Group, Inc.	2,761,704

		5,717,167

	Electrical Components & Equipment—2.5%
15,365	Rockwell Automation, Inc.	3,085,599

	Electronic Components—5.4%
12,124	Littelfuse, Inc.	2,533,916
27,441	Universal Display Corp.	4,020,106

		6,554,022

	Electronic Equipment & Instruments—4.3%
25,041	Cognex Corp.	3,083,799
71,761	Control4 Corp.(b)	2,113,362

		5,197,161

	Electronic Manufacturing Services—2.8%
132,476	KEMET Corp.(b)	3,403,308

	Health Care Equipment—2.2%
11,302	Teleflex, Inc.	2,678,348

	Home Improvement Retail—1.8%
70,528	Lumber Liquidators Holdings, Inc.(b)	2,170,852

	Industrial Conglomerates—3.8%
17,980	Roper Technologies, Inc.	4,641,897

	Industrial Machinery—8.1%
76,380	Harsco Corp.(b)	1,623,075
19,391	IDEX Corp.	2,486,120
21,345	John Bean Technologies Corp.	2,281,780
18,516	Parker-Hannifin Corp.	3,381,207

		9,772,182

	IT Consulting & Other Services—6.1%
26,198	Accenture PLC, Class A	3,729,547
29,206	Gartner, Inc.(b)	3,659,804

		7,389,351

	Life Sciences Tools & Services—3.4%
5,982	Mettler-Toledo International, Inc.(b)	4,083,493

	Paper Packaging—2.7%
28,434	Packaging Corp. of America	3,306,021

Number of Shares		Value
	Common Stocks (continued)
	Security & Alarm Services—1.5%
23,790	Brink’s Co. (The)	$1,810,419

	Specialty Chemicals—4.7%
14,386	Sherwin-Williams Co. (The)	5,684,628

	Technology Distributors—1.4%
17,585	ePlus, Inc.(b)	1,681,126

	Trading Companies & Distributors—5.2%
53,397	CAI International, Inc.(b)	1,976,757
57,776	Triton International Ltd. (Bermuda)(b)	2,305,262
11,785	Watsco, Inc.	1,963,028

		6,245,047

	Trucking—1.9%
18,540	Old Dominion Freight Line, Inc.	2,245,750

	Total Common Stocks (Cost $100,223,191)	121,203,529

	Money Market Fund—0.1%
85,218	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(c) (Cost $85,218)	85,218

	Total Investments in Securities (Cost $100,308,409)—100.1%	121,288,747
	Other assets less liabilities—(0.1)%	(77,027)

	Net Assets—100.0%	$121,211,720

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares DWA Technology Momentum Portfolio (PTF)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Semiconductors	18.9
Application Software	18.7
Internet Software & Services	14.9
Semiconductor Equipment	12.3
Technology Hardware, Storage & Peripherals	5.0
Specialized REITs	4.7
Data Processing & Outsourced Services	4.6
Electronic Components	4.6
Communications Equipment	4.4
Wireless Telecommunication Services	4.2
Systems Software	4.2
Aerospace & Defense	1.9
Technology Distributors	1.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—1.9%
45,905	Mercury Systems, Inc.(b)	$2,316,825

	Application Software—18.7%
18,339	Adobe Systems, Inc.(b)	3,212,259
20,759	Autodesk, Inc.(b)	2,594,045
21,184	Blackbaud, Inc.	2,145,939
88,947	Cadence Design Systems, Inc.(b)	3,838,953
64,331	Callidus Software, Inc.(b)	1,630,791
19,305	Intuit, Inc.	2,915,441
32,902	Paycom Software, Inc.(b)	2,704,544
35,184	Pegasystems, Inc.	2,051,227
47,693	RingCentral, Inc., Class A(b)	2,010,260

		23,103,459

	Communications Equipment—4.4%
14,944	Arista Networks, Inc.(b)	2,987,156
206,843	Extreme Networks, Inc.(b)	2,482,116

		5,469,272

	Data Processing & Outsourced Services—4.6%
19,925	Jack Henry & Associates, Inc.	2,194,340
95,204	Square, Inc., Class A(b)	3,540,637

		5,734,977

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electronic Components—4.6%
65,498	Amphenol Corp., Class A	$5,698,326

	Internet Software & Services—14.9%
35,179	2U, Inc.(b)	2,238,440
45,127	Alarm.com Holdings, Inc.(b)	2,106,528
35,203	AppFolio, Inc., Class A(b)	1,615,818
71,586	Blucora, Inc.(b)	1,553,416
25,795	Facebook, Inc., Class A(b)	4,644,648
45,622	GrubHub, Inc.(b)(c)	2,783,854
106,234	Hortonworks, Inc.(b)	1,753,923
38,659	Q2 Holdings, Inc.(b)	1,644,941

		18,341,568

	Semiconductor Equipment—12.3%
57,457	Applied Materials, Inc.	3,242,298
62,012	Entegris, Inc.	2,030,893
87,422	FormFactor, Inc.(b)	1,591,080
76,552	Ichor Holdings Ltd.(b)	2,387,657
17,366	Lam Research Corp.	3,622,027
92,915	Ultra Clean Holdings, Inc.(b)	2,371,191

		15,245,146

	Semiconductors—18.9%
305,510	Advanced Micro Devices, Inc.(b)(c)	3,356,027
83,710	Micron Technology, Inc.(b)	3,709,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares DWA Technology Momentum Portfolio (PTF) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors (continued)
24,139	Monolithic Power Systems, Inc.	$2,936,992
28,047	NVIDIA Corp.	5,800,400
42,729	Skyworks Solutions, Inc.	4,865,124
26,969	Texas Instruments, Inc.	2,607,633

		23,275,366

	Specialized REITs—4.7%
41,537	CyrusOne, Inc. REIT	2,549,957
20,823	SBA Communications Corp. REIT(b)	3,272,959

		5,822,916

	Systems Software—4.2%
47,354	Gigamon, Inc.(b)	1,823,129
34,246	Qualys, Inc.(b)	1,811,614
34,685	Varonis Systems, Inc.(b)	1,512,266

		5,147,009

	Technology Distributors—1.6%
27,829	CDW Corp.	1,948,030

	Technology Hardware, Storage & Peripherals—5.0%
36,340	Apple, Inc.	6,142,914

	Wireless Telecommunication Services—4.2%
72,465	Boingo Wireless, Inc.(b)	1,694,232
58,632	T-Mobile US, Inc.(b)	3,504,434

		5,198,666

	Total Common Stocks and Other Equity Interests (Cost $96,178,575)	123,444,474

	Money Market Fund—0.1%
93,104	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $93,104)	93,104

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $96,271,679)—100.1%	123,537,578

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.0%
6,152,565	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $6,152,565)	6,152,565

	Total Investments in Securities (Cost $102,424,244)—105.1%	129,690,143
	Other assets less liabilities—(5.1)%	(6,277,293)

	Net Assets—100.0%	$123,412,850

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares DWA Utilities Momentum Portfolio (PUI)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Electric Utilities	41.2
Multi-Utilities	29.9
Gas Utilities	15.9
Water Utilities	5.4
Independent Power Producers & Energy Traders	3.4
Wireless Telecommunication Services	2.2
Renewable Electricity	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Electric Utilities—41.2%
28,573	Alliant Energy Corp.	$1,236,068
21,455	American Electric Power Co., Inc.	1,596,467
22,891	Duke Energy Corp.	2,021,504
26,629	Edison International	2,128,989
16,139	El Paso Electric Co.	927,992
28,662	Eversource Energy	1,795,388
14,348	IDACORP, Inc.	1,320,446
14,204	NextEra Energy, Inc.	2,202,614
37,218	OGE Energy Corp.	1,371,111
31,674	PG&E Corp.	1,829,807
22,428	Pinnacle West Capital Corp.	1,967,160
36,112	PNM Resources, Inc.	1,567,261
23,631	Portland General Electric Co.	1,128,144
43,789	Xcel Energy, Inc.	2,168,431

		23,261,382

	Gas Utilities—15.9%
19,271	Atmos Energy Corp.	1,681,202
35,891	New Jersey Resources Corp.	1,595,355
14,937	ONE Gas, Inc.	1,149,850
32,730	South Jersey Industries, Inc.	1,111,838
14,479	Southwest Gas Holdings, Inc.	1,192,925
12,401	Spire, Inc.	979,059
26,018	UGI Corp.	1,245,221

		8,955,450

	Independent Power Producers & Energy Traders—3.4%
76,485	NRG Energy, Inc.	1,912,125

	Multi-Utilities—29.9%
24,249	Ameren Corp.	1,503,195
17,434	Black Hills Corp.	1,137,743

Number of Shares		Value
	Common Stocks (continued)
	Multi-Utilities (continued)
53,750	CenterPoint Energy, Inc.	$1,589,925
45,721	CMS Energy Corp.	2,211,525
21,071	Consolidated Edison, Inc.	1,813,159
17,615	DTE Energy Co.	1,945,753
72,087	NiSource, Inc.	1,900,934
20,152	NorthWestern Corp.	1,194,611
20,792	Vectren Corp.	1,416,767
32,241	WEC Energy Group, Inc.	2,172,721

		16,886,333

	Renewable Electricity—1.9%
16,202	Ormat Technologies, Inc.	1,051,996

	Water Utilities—5.4%
23,935	American Water Works Co., Inc.	2,100,536
22,464	California Water Service Group	943,488

		3,044,024

	Wireless Telecommunication Services—2.2%
32,618	Shenandoah Telecommunications Co.	1,239,484

	Total Common Stocks (Cost $53,639,794)	56,350,794

	Money Market Fund—0.2%
95,407	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(b) (Cost $95,407)	95,407

	Total Investments in Securities (Cost $53,735,201)—100.1%	56,446,201
	Other assets less liabilities—(0.1)%	(62,046)

	Net Assets—100.0%	$56,384,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares DWA Utilities Momentum Portfolio (PUI) (continued)

October 31, 2017

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2017
Internet Software & Services	55.5
Internet & Direct Marketing Retail	37.8
Specialized REITs	3.8
Communications Equipment	2.3
Alternative Carriers	0.4
Wireless Telecommunication Services	0.1
Application Software	0.1
Casinos & Gaming	0.0
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Alternative Carriers—0.4%
34,114	Cogent Communications Holdings, Inc.	$1,838,745

	Application Software—0.1%
63,442	NQ Mobile, Inc., Class A ADR (China)(b)(c)	233,467

	Casinos & Gaming—0.0%
21,232	500.com Ltd., Class A ADR (China)(b)(c)	199,793

	Communications Equipment—2.3%
53,601	Arista Networks, Inc.(c)	10,714,304

	Internet & Direct Marketing Retail—37.8%
26,255	1-800-Flowers.com, Inc., Class A(c)	246,797
36,868	Amazon.com, Inc.(c)	40,749,463
339,568	Ctrip.com International Ltd. ADR (China)(c)	16,261,912
102,616	Expedia, Inc.	12,792,111
20,457	FTD Cos., Inc.(c)	220,936
412,918	Groupon, Inc., Class A(c)	1,969,619
38,905	HSN, Inc.	1,466,718
430,922	JD.Com, Inc., Class A ADR (China)(c)	16,168,193
23,786	Lands’ End, Inc.(b)(c)	259,267
40,399	Liberty Expedia Holdings, Inc., Class A(c)	1,862,394
53,565	Liberty TripAdvisor Holdings, Inc., Series A(c)	578,502
43,235	MakeMyTrip Ltd. (India)(c)	1,180,315
206,931	Netflix, Inc.(c)	40,647,456
22,304	Nutrisystem, Inc.	1,114,085
18,566	Overstock.com, Inc.(b)(c)	852,179
15,302	PetMed Express, Inc.(b)	541,079
19,518	Priceline Group, Inc. (The)(c)	37,317,635
24,778	Shutterfly, Inc.(c)	1,058,021
93,538	TripAdvisor, Inc.(c)	3,507,675

		178,794,357

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services—55.5%
44,330	21Vianet Group, Inc., Class A ADR (China)(b)(c)	$332,918
35,591	2U, Inc.(c)	2,264,655
24,301	Actua Corp.(c)	375,451
127,306	Akamai Technologies, Inc.(c)	6,651,739
34,687	Alarm.com Holdings, Inc.(c)	1,619,189
38,485	Alphabet, Inc., Class C(c)	39,125,390
41,097	Autohome, Inc., Class A ADR (China)(c)	2,363,489
79,234	Baidu, Inc. ADR (China)(c)	19,328,342
27,546	Baozun, Inc. ADR (China)(b)(c)	864,669
63,563	Bazaarvoice, Inc.(c)	306,692
23,155	Benefitfocus, Inc.(b)(c)	634,447
33,368	Blucora, Inc.(c)	724,086
25,507	Brightcove, Inc.(c)	204,056
20,644	Carbonite, Inc.(c)	468,619
23,248	Cimpress NV (Netherlands)(b)(c)	2,537,287
42,761	Cornerstone OnDemand, Inc.(c)	1,640,312
24,235	CoStar Group, Inc.(c)	7,167,501
39,351	Coupa Software, Inc.(b)(c)	1,367,447
47,404	Criteo SA ADR (France)(c)	1,980,065
37,436	DHI Group, Inc.(c)	82,359
500,091	eBay, Inc.(c)	18,823,425
106,285	Endurance International Group Holdings, Inc.(c)	871,537
32,691	Envestnet, Inc.(c)	1,745,699
87,823	Etsy, Inc.(c)	1,466,644
210,219	Facebook, Inc., Class A(c)	37,852,033
40,932	Five9, Inc.(c)	1,032,714
92,339	GoDaddy, Inc., Class A(c)	4,312,231
64,398	Gogo, Inc.(b)(c)	640,116
49,835	Hortonworks, Inc.(c)	822,776
54,608	IAC/InterActiveCorp.(c)	7,047,162
35,898	j2 Global, Inc.	2,661,478
23,396	Liquidity Services, Inc.(c)	133,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares NASDAQ Internet Portfolio (PNQI) (continued)

October 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
43,742	LivePerson, Inc.(c)	$614,575
39,158	LogMeIn, Inc.	4,740,076
38,835	Match Group, Inc.(b)(c)	1,038,448
53,321	Meet Group, Inc. (The)(c)	180,758
32,618	MercadoLibre, Inc. (Argentina)	7,838,432
42,220	Mimecast Ltd.(c)	1,342,174
31,408	MINDBODY, Inc., Class A(c)	1,012,908
103,026	Momo, Inc., Class A ADR (China)(c)	3,139,202
56,084	NetEase, Inc. ADR (China)	15,811,201
40,486	New Relic, Inc.(c)	2,078,146
49,213	NIC, Inc.	836,621
70,187	Nutanix, Inc., Class A(b)(c)	2,000,330
180,181	Pandora Media, Inc.(b)(c)	1,317,123
25,717	Shutterstock, Inc.(b)(c)	1,002,706
53,041	SINA Corp. (China)(c)	5,709,864
28,864	Sohu.com, Inc. (China)(c)	1,651,887
12,790	SPS Commerce, Inc.(c)	628,756
12,558	Stamps.com, Inc.(c)	2,818,015
21,398	Trade Desk, Inc. (The), Class A(b)(c)	1,410,556
73,149	TrueCar, Inc.(b)(c)	1,183,551
545,368	Twitter, Inc.(c)	11,245,488
73,833	VeriSign, Inc.(b)(c)	7,938,524
38,296	Web.com Group, Inc.(c)	922,934
47,605	Weibo Corp., Class A ADR (China)(b)(c)	4,410,603
33,757	Wix.com Ltd. (Israel)(c)	2,356,239
207,394	Yandex NV, Class A (Russia)(c)	7,016,139
35,025	YY, Inc., Class A ADR (China)(c)	3,165,910
41,467	Zillow Group, Inc., Class A(c)	1,713,002

		262,572,053

	Specialized REITs—3.8%
38,571	Equinix, Inc. REIT	17,877,658

	Wireless Telecommunication Services—0.1%
29,787	Boingo Wireless, Inc.(c)	696,420

	Total Common Stocks and Other Equity Interests (Cost $386,745,689)	472,926,797

	Money Market Fund—0.0%
10,667	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.94%(d) (Cost $10,667)	10,667

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $386,756,356)—100.0%	472,937,464

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.4%
20,722,896	Invesco Government & Agency Portfolio—Institutional Class, 0.95%(d)(e) (Cost $20,722,896)	$20,722,896

	Total Investments in Securities (Cost $407,479,252)—104.4%	493,660,360
	Other assets less liabilities—(4.4)%	(20,738,952)

	Net Assets—100.0%	$472,921,408

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	19.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

23

Statements of Assets and Liabilities

October 31, 2017

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)	PowerShares DWA Financial Momentum Portfolio (PFI)
Assets:
Unaffiliated investments in securities, at value(a)	$101,185,643	$24,414,117	$68,097,283	$89,238,549	$73,077,746
Affiliated investments in securities, at value	264,786	1,511,212	4,284,129	8,111,673	90,474
Receivables:
Dividends	53,872	2,145	1,350	54,398	33,771
Securities lending	278	8,121	5,295	9,925	—
Foreign tax reclaims	—	—	—	—	—
Investments sold	—	—	—	—	—

Total Assets	101,504,579	25,935,595	72,388,057	97,414,545	73,201,991

Liabilities:
Payables:
Collateral upon return of securities loaned	147,200	1,425,255	4,150,588	7,926,096	—
Shares repurchased	—	—	—	—	—
Investments purchased	—	—	—	—	—
Accrued advisory fees	28,472	68	15,424	22,692	21,605
Accrued trustees’ and officer’s fees	30,166	28,434	30,464	34,415	26,611
Accrued expenses	94,411	54,955	85,316	86,102	67,331

Total Liabilities	300,249	1,508,712	4,281,792	8,069,305	115,547

Net Assets	$101,204,330	$24,426,883	$68,106,265	$89,345,240	$73,086,444

Net Assets Consist of:
Shares of beneficial interest	$119,653,055	$65,601,417	$101,404,710	$234,864,249	$79,824,695
Undistributed net investment income (loss)	69,202	(15,913)	49,836	119,951	99,220
Undistributed net realized gain (loss)	(33,240,347)	(43,211,269)	(41,470,470)	(144,909,397)	(12,864,091)
Net unrealized appreciation (depreciation)	14,722,420	2,052,648	8,122,189	(729,563)	6,026,620

Net Assets	$101,204,330	$24,426,883	$68,106,265	$89,345,240	$73,086,444

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,000	500,000	1,100,000	2,500,000	2,150,000
Net asset value	$67.47	$48.85	$61.91	$35.74	$33.99

Market price	$67.48	$48.86	$61.92	$35.72	$34.01

Unaffiliated investments in securities, at cost	$86,463,223	$22,361,469	$59,975,094	$89,968,112	$67,051,126

Affiliated investments in securities, at cost	$264,786	$1,511,212	$4,284,129	$8,111,673	$90,474

(a) Includes securities on loan with an aggregate value of	$148,260	$1,398,447	$4,093,661	$7,858,940	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$166,163,096	$121,203,529	$123,444,474	$56,350,794	$472,926,797
8,560,909	85,218	6,245,669	95,407	20,733,563

96	59,177	21,113	48,299	31
9,907	—	4,470	—	13,719
—	—	18,165	451	—
—	—	—	—	35,452,277

174,734,008	121,347,924	129,733,891	56,494,951	529,126,387

8,433,671	—	6,152,565	—	20,722,896
—	—	—	—	34,187,108
—	—	—	—	1,046,181
52,575	47,533	36,018	11,155	248,794
33,401	30,670	29,937	28,191	—
108,260	58,001	102,521	71,450	—

8,627,907	136,204	6,321,041	110,796	56,204,979

$166,106,101	$121,211,720	$123,412,850	$56,384,155	$472,921,408

$227,065,798	$155,280,414	$158,631,784	$66,886,476	$379,778,919
(198,235)	(374,686)	97,181	122,290	(1,226,080)
(85,430,815)	(54,674,346)	(62,582,014)	(13,335,611)	8,187,461
24,669,353	20,980,338	27,265,899	2,711,000	86,181,108

$166,106,101	$121,211,720	$123,412,850	$56,384,155	$472,921,408

2,400,000	2,000,000	2,300,000	1,950,000	4,150,000
$69.21	$60.61	$53.66	$28.91	$113.96

$69.29	$60.66	$53.70	$28.93	$113.92

$141,493,743	$100,223,191	$96,178,575	$53,639,794	$386,745,689

$8,560,909	$85,218	$6,245,669	$95,407	$20,733,563

$8,240,400	$—	$6,073,438	$—	$20,498,258

25

Statements of Operations

For the six months ended October 31, 2017

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)	PowerShares DWA Financial Momentum Portfolio (PFI)
Investment Income:
Unaffiliated dividend income	$673,090	$151,856	$519,302	$793,339	$634,880
Affiliated dividend income	507	321	394	559	437
Non-cash dividend income	—	—	—	—	—
Securities lending income	2,821	53,299	24,838	117,250	—
Foreign withholding tax	—	—	—	—	—

Total Income	676,418	205,476	544,534	911,148	635,317

Expenses:
Advisory fees	246,571	80,200	180,407	233,151	192,784
Sub-licensing fees	73,972	24,060	54,123	69,946	42,479
Accounting & administration fees	18,662	18,661	21,546	19,323	18,661
Trustees’ and officer’s fees	14,743	14,239	15,239	16,479	13,598
Professional fees	14,048	13,422	14,577	14,135	13,282
Custodian & transfer agent fees	3,282	2,072	2,376	2,824	2,797
Other expenses	11,783	8,767	12,776	12,920	8,603

Total Expenses	383,061	161,421	301,044	368,778	292,204

Less: Waivers	(87,284)	(65,247)	(84,639)	(89,119)	(60,958)

Net Expenses	295,777	96,174	216,405	279,659	231,246

Net Investment Income (Loss)	380,641	109,302	328,129	631,489	404,071

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,114,703)	(1,176,610)	(2,006,841)	(10,895,100)	(1,421,315)
In-kind redemptions	4,489,527	4,110,219	3,546,475	648,084	3,482,549

Net realized gain (loss)	2,374,824	2,933,609	1,539,634	(10,247,016)	2,061,234

Net change in unrealized appreciation (depreciation) on investment securities	6,879,485	(1,473,705)	1,472,660	6,896,600	5,470,433

Net realized and unrealized gain (loss)	9,254,309	1,459,904	3,012,294	(3,350,416)	7,531,667

Net increase (decrease) in net assets resulting from operations	$9,634,950	$1,569,206	$3,340,423	$(2,718,927)	$7,935,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$81,608	$778,556	$335,840	$1,101,002	$431,647
419	532	536	539	526
—	—	—	—	325,802
183,845	—	199,307	—	86,580
—	(11,279)	—	—	—

265,872	767,809	535,683	1,101,541	844,555

274,225	309,961	308,143	186,052	1,307,168
82,492	30,997	92,695	55,816	—
18,661	18,661	18,661	19,414	—
16,327	15,270	15,419	13,664	—
13,354	13,051	13,862	13,827	—
1,973	2,695	2,855	3,544	—
9,734	8,861	10,820	11,019	—

416,766	399,496	462,455	303,336	1,307,168

(87,782)	(27,661)	(92,801)	(80,187)	(114)

328,984	371,835	369,654	223,149	1,307,054

(63,112)	395,974	166,029	878,392	(462,499)

(4,362,047)	(1,382,324)	(2,720,952)	(768,988)	(490,294)
11,688,591	9,324,449	13,702,290	4,686,366	33,088,486

7,326,544	7,942,125	10,981,338	3,917,378	32,598,192

15,561,521	10,726,862	9,621,177	66,897	24,408,025

22,888,065	18,668,987	20,602,515	3,984,275	57,006,217

$22,824,953	$19,064,961	$20,768,544	$4,862,667	$56,543,718

27

Statements of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)		PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income	$380,641	$1,156,143	$109,302	$156,024
Net realized gain (loss)	2,374,824	22,364,781	2,933,609	(4,454,232)
Net change in unrealized appreciation (depreciation)	6,879,485	(6,190,316)	(1,473,705)	5,160,383

Net increase (decrease) in net assets resulting from operations	9,634,950	17,330,608	1,569,206	862,175

Distributions to Shareholders from:
Net investment income	(302,073)	(1,284,408)	(108,579)	(418,318)
Return of capital	—	—	—	—

Total distributions to shareholders	(302,073)	(1,284,408)	(108,579)	(418,318)

Shareholder Transactions:
Proceeds from shares sold	21,976,195	168,900,387	41,167,040	19,237,137
Value of shares repurchased	(31,373,589)	(252,175,160)	(47,037,284)	(83,808,889)

Net increase (decrease) in net assets resulting from shares transactions	(9,397,394)	(83,274,773)	(5,870,244)	(64,571,752)

Increase (Decrease) in Net Assets	(64,517)	(67,228,573)	(4,409,617)	(64,127,895)

Net Assets:
Beginning of period	101,268,847	168,497,420	28,836,500	92,964,395

End of period	$101,204,330	$101,268,847	$24,426,883	$28,836,500

Undistributed net investment income at end of period	$69,202	$(9,366)	$(15,913)	$(16,636)

Changes in Shares Outstanding:
Shares sold	350,000	2,950,000	900,000	450,000
Shares repurchased	(500,000)	(4,400,000)	(1,050,000)	(2,000,000)
Shares outstanding, beginning of period	1,650,000	3,100,000	650,000	2,200,000

Shares outstanding, end of period	1,500,000	1,650,000	500,000	650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)		PowerShares DWA Energy Momentum Portfolio (PXI)		PowerShares DWA Financial Momentum Portfolio (PFI)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$328,129	$2,560,835	$631,489	$532,135	$404,071	$842,184
1,539,634	2,317,311	(10,247,016)	9,565,583	2,061,234	2,375,070
1,472,660	(2,462,507)	6,896,600	(26,190,023)	5,470,433	(777,578)

3,340,423	2,415,639	(2,718,927)	(16,092,305)	7,935,738	2,439,676

(260,380)	(3,477,597)	(490,996)	(693,416)	(289,177)	(1,505,911)
—	—	—	(214,044)	—	—

(260,380)	(3,477,597)	(490,996)	(907,460)	(289,177)	(1,505,911)

9,180,045	79,228,734	5,406,202	213,214,864	37,008,695	135,281,308
(21,345,236)	(298,045,382)	(25,582,079)	(208,770,512)	(57,425,421)	(79,776,451)

(12,165,191)	(218,816,648)	(20,175,877)	4,444,352	(20,416,726)	55,504,857

(9,085,148)	(219,878,606)	(23,385,800)	(12,555,413)	(12,770,165)	56,438,622

77,191,413	297,070,019	112,731,040	125,286,453	85,856,609	29,417,987

$68,106,265	$77,191,413	$89,345,240	$112,731,040	$73,086,444	$85,856,609

$49,836	$(17,913)	$119,951	$(20,542)	$99,220	$(15,674)

150,000	1,400,000	150,000	5,000,000	1,150,000	4,400,000
(350,000)	(5,400,000)	(750,000)	(5,200,000)	(1,800,000)	(2,600,000)
1,300,000	5,300,000	3,100,000	3,300,000	2,800,000	1,000,000

1,100,000	1,300,000	2,500,000	3,100,000	2,150,000	2,800,000

29

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	PowerShares DWA Healthcare Momentum Portfolio (PTH)		PowerShares DWA Industrials Momentum Portfolio (PRN)
	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(63,112)	$(265,987)	$395,974	$520,665
Net realized gain	7,326,544	7,902,120	7,942,125	6,558,354
Net change in unrealized appreciation (depreciation)	15,561,521	6,866,058	10,726,862	8,227,537

Net increase in net assets resulting from operations	22,824,953	14,502,191	19,064,961	15,306,556

Distributions to Shareholders from:
Net investment income	—	—	(781,257)	(553,696)
Return of capital	—	—	—	—

Total distributions to shareholders	—	—	(781,257)	(553,696)

Shareholder Transactions:
Proceeds from shares sold	137,632,875	69,403,752	41,785,500	158,242,219
Value of shares repurchased	(57,630,665)	(95,958,769)	(69,526,805)	(85,202,042)

Net increase (decrease) in net assets resulting from shares transactions	80,002,210	(26,555,017)	(27,741,305)	73,040,177

Increase (Decrease) in Net Assets	102,827,163	(12,052,826)	(9,457,601)	87,793,037

Net Assets:
Beginning of period	63,278,938	75,331,764	130,669,321	42,876,284

End of period	$166,106,101	$63,278,938	$121,211,720	$130,669,321

Undistributed net investment income (loss) at end of period	$(198,235)	$(135,123)	$(374,686)	$10,597

Changes in Shares Outstanding:
Shares sold	2,150,000	1,350,000	750,000	3,250,000
Shares repurchased	(900,000)	(1,900,000)	(1,250,000)	(1,700,000)
Shares outstanding, beginning of period	1,150,000	1,700,000	2,500,000	950,000

Shares outstanding, end of period	2,400,000	1,150,000	2,000,000	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares DWA Technology Momentum Portfolio (PTF)		PowerShares DWA Utilities Momentum Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017	October 31, 2017	April 30, 2017

$166,029	$256,236	$878,392	$3,553,470	$(462,499)	$(756,298)
10,981,338	18,028,413	3,917,378	12,247,563	32,598,192	17,825,546
9,621,177	15,379,489	66,897	(6,365,320)	24,408,025	58,680,808

20,768,544	33,664,138	4,862,667	9,435,713	56,543,718	75,750,056

(51,408)	(172,973)	(1,058,608)	(3,999,102)	—	—
—	(192,217)	—	—	—	—

(51,408)	(365,190)	(1,058,608)	(3,999,102)	—	—

47,654,016	105,469,937	9,942,148	181,244,678	150,398,201	84,874,769
(76,174,959)	(190,175,480)	(94,837,634)	(250,158,823)	(85,959,647)	(87,837,710)

(28,520,943)	(84,705,543)	(84,895,486)	(68,914,145)	64,438,554	(2,962,941)

(7,803,807)	(51,406,595)	(81,091,427)	(63,477,534)	120,982,272	72,787,115

131,216,657	182,623,252	137,475,582	200,953,116	351,939,136	279,152,021

$123,412,850	$131,216,657	$56,384,155	$137,475,582	$472,921,408	$351,939,136

$97,181	$(17,440)	$122,290	$302,506	$(1,226,080)	$(763,581)

1,000,000	2,500,000	350,000	6,650,000	1,400,000	950,000
(1,600,000)	(4,650,000)	(3,400,000)	(9,650,000)	(800,000)	(1,050,000)
2,900,000	5,050,000	5,000,000	8,000,000	3,550,000	3,650,000

2,300,000	2,900,000	1,950,000	5,000,000	4,150,000	3,550,000

31

Financial Highlights

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$61.38		$54.35	$53.85	$52.33	$43.38	$38.24
Net investment income(a)	0.24		0.46	0.58	0.43	0.51	0.63
Net realized and unrealized gain on investments	6.04		7.14	0.59	1.57	8.95	5.16
Total from investment operations	6.28		7.60	1.17	2.00	9.46	5.79
Distributions to shareholders from:
Net investment income	(0.19)		(0.57)	(0.67)	(0.48)	(0.51)	(0.65)
Net asset value at end of period	$67.47		$61.38	$54.35	$53.85	$52.33	$43.38
Market price at end of period(b)	$67.48		$61.38	$54.38	$53.80	$52.31	$43.29
Net Asset Value Total Return(c)	10.26%		14.04%	2.32%	3.82%	21.97%	15.37%
Market Price Total Return(c)	10.28%		13.98%	2.47%	3.77%	22.18%	15.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$101,204		$101,269	$168,497	$78,082	$94,190	$80,253
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.64%	0.65%
Expenses, prior to Waivers	0.78	%(d)	0.69%	0.69%	0.69%	0.68%	0.72%
Net investment income, after Waivers	0.77	%(d)	0.79%	1.17%	0.79%	1.08%	1.59%
Portfolio turnover rate(e)	32%		132%	96%	80%	158%	63%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$44.36		$42.26	$45.93	$39.79	$34.19	$29.90
Net investment income(a)	0.16		0.15	0.17	0.27	0.17	0.39
Net realized and unrealized gain (loss) on investments	4.49		2.30	(3.71)	6.06	5.63	4.24
Total from investment operations	4.65		2.45	(3.54)	6.33	5.80	4.63
Distributions to shareholders from:
Net investment income	(0.16)		(0.35)	(0.13)	(0.19)	(0.20)	(0.34)
Net asset value at end of period	$48.85		$44.36	$42.26	$45.93	$39.79	$34.19
Market price at end of period(b)	$48.86		$44.37	$42.25	$45.93	$39.74	$34.16
Net Asset Value Total Return(c)	10.50%		5.85%	(7.73)%	15.91%	16.97%	15.67%
Market Price Total Return(c)	10.50%		5.90%	(7.76)%	16.06%	16.93%	15.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,427		$28,837	$92,964	$96,463	$45,754	$23,933
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.64%	0.65%
Expenses, prior to Waivers	1.01	%(d)	0.86%	0.71%	0.81%	0.91%	0.93%
Net investment income, after Waivers	0.68	%(d)	0.35%	0.39%	0.63%	0.42%	1.29%
Portfolio turnover rate(e)	104%		117%	139%	114%	236%	130%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$59.38		$56.05	$51.43	$43.04		$39.69	$32.61
Net investment income(a)	0.28		0.76	0.43	0.76	(b)	0.66	0.66
Net realized and unrealized gain on investments	2.47		3.69	4.54	8.37		3.26	7.13
Total from investment operations	2.75		4.45	4.97	9.13		3.92	7.79
Distributions to shareholders from:
Net investment income	(0.22)		(1.12)	(0.35)	(0.74)		(0.57)	(0.71)
Net asset value at end of period	$61.91		$59.38	$56.05	$51.43		$43.04	$39.69
Market price at end of period(c)	$61.92		$59.38	$56.05	$51.43		$43.03	$39.67
Net Asset Value Total Return(d)	4.65%		8.12%	9.67%	21.28%		9.93%	24.29%
Market Price Total Return(d)	4.66%		8.12%	9.67%	21.31%		9.97%	24.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,106		$77,191	$297,070	$97,713		$38,738	$37,708
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%		0.64%	0.65%
Expenses, prior to Waivers	0.83	%(e)	0.71%	0.69%	0.78%		0.79%	0.82%
Net investment income, after Waivers	0.91	%(e)	1.33%	0.76%	1.54	%(b)	1.56%	1.94%
Portfolio turnover rate(f)	49%		106%	113%	83%		175%	57%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $5.77 per share owned of Pilgrim’s Pride Corp. on January 28, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.28 and 0.55%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares DWA Energy Momentum Portfolio (PXI)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$36.36		$37.97	$49.51	$60.41	$48.39	$40.45
Net investment income(a)	0.23		0.14	0.51	0.53	0.34	0.47
Net realized and unrealized gain (loss) on investments	(0.67)		(1.50)	(11.39)	(10.82)	12.01	8.13
Total from investment operations	(0.44)		(1.36)	(10.88)	(10.29)	12.35	8.60
Distributions to shareholders from:
Net investment income	(0.18)		(0.19)	(0.66)	(0.61)	(0.33)	(0.66)
Return of capital	—		(0.06)	—	—	—	—
Total distributions	(0.18)		(0.25)	(0.66)	(0.61)	(0.33)	(0.66)
Net asset value at end of period	$35.74		$36.36	$37.97	$49.51	$60.41	$48.39
Market price at end of period(b)	$35.72		$36.35	$37.95	$49.51	$60.37	$48.36
Net Asset Value Total Return(c)	(1.17)%		(3.62)%	(22.01)%	(17.08)%	25.66%	21.48%
Market Price Total Return(c)	(1.20)%		(3.60)%	(22.05)%	(17.02)%	25.66%	21.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,345		$112,731	$125,286	$183,178	$214,441	$137,916
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.64%	0.66%
Expenses, prior to Waivers	0.79	%(d)	0.72%	0.76%	0.74%	0.64%	0.69%
Net investment income, after Waivers	1.35	%(d)	0.34%	1.32%	0.97%	0.65%	1.10%
Portfolio turnover rate(e)	52%		116%	119%	109%	198%	80%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares DWA Financial Momentum Portfolio (PFI)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$30.66		$29.42	$30.76	$27.82		$23.92		$20.08
Net investment income(a)	0.17		0.47	0.42	0.37		0.32		0.35
Net realized and unrealized gain (loss) on investments	3.28		1.43	(1.37)	2.92		3.93		3.83
Total from investment operations	3.45		1.90	(0.95)	3.29		4.25		4.18
Distributions to shareholders from:
Net investment income	(0.12)		(0.66)	(0.39)	(0.35)		(0.35)		(0.34)
Net asset value at end of period	$33.99		$30.66	$29.42	$30.76		$27.82		$23.92
Market price at end of period(b)	$34.01		$30.64	$29.43	$30.76		$27.79		$23.90
Net Asset Value Total Return(c)	11.29%		6.51%	(3.11)%	11.84%		17.89%		21.07%
Market Price Total Return(c)	11.43%		6.41%	(3.08)%	11.96%		17.86%		21.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$73,086		$85,857	$29,418	$38,447		$36,167		$20,330
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60	%(e)	0.64	%(e)	0.66	%(e)
Expenses, prior to Waivers	0.76	%(d)	0.77%	0.84%	0.85	%(e)	0.91	%(e)	1.10	%(e)
Net investment income, after Waivers	1.05	%(d)	1.53%	1.38%	1.24%		1.20%		1.66%
Portfolio turnover rate(f)	64%		204%	119%	115%		232%		118%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$55.03		$44.31	$57.68	$45.34	$38.76	$32.29
Net investment income (loss)(a)	(0.04)		(0.19)	(0.27)	(0.20)	0.00 (b)	0.43
Net realized and unrealized gain (loss) on investments	14.22		10.91	(13.10)	12.54	6.73	6.39
Total from investment operations	14.18		10.72	(13.37)	12.34	6.73	6.82
Distributions to shareholders from:
Net investment income	—		—	—	—	(0.15)	(0.35)
Net asset value at end of period	$69.21		$55.03	$44.31	$57.68	$45.34	$38.76
Market price at end of period(c)	$69.29		$55.02	$44.28	$57.64	$45.34	$38.69
Net Asset Value Total Return(d)	25.77%		24.19%	(23.18)%	27.22%	17.41%	21.31%
Market Price Total Return(d)	25.93%		24.26%	(23.18)%	27.13%	17.62%	21.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$166,106		$63,279	$75,332	$178,802	$106,560	$60,071
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.64%	0.65%
Expenses, prior to Waivers	0.76	%(e)	0.78%	0.70%	0.68%	0.68%	0.74%
Net investment income (loss), after Waivers	(0.12	)%(e)	(0.39)%	(0.48)%	(0.38)%	0.01%	1.26%
Portfolio turnover rate(f)	58%		175%	200%	151%	278%	93%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Industrials Momentum Portfolio (PRN)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$52.27		$45.13	$46.84	$46.47	$36.74	$30.02
Net investment income(a)	0.18		0.29	0.22	0.17	0.19	0.52
Net realized and unrealized gain (loss) on investments	8.52		7.14	(1.73)	0.35	9.72	6.89
Total from investment operations	8.70		7.43	(1.51)	0.52	9.91	7.41
Distributions to shareholders from:
Net investment income	(0.36)		(0.29)	(0.20)	(0.15)	(0.18)	(0.65)
Return of capital	—		—	—	—	—	(0.04)
Total distributions	(0.36)		(0.29)	(0.20)	(0.15)	(0.18)	(0.69)
Net asset value at end of period	$60.61		$52.27	$45.13	$46.84	$46.47	$36.74
Market price at end of period(b)	$60.66		$52.26	$45.13	$46.85	$46.43	$36.72
Net Asset Value Total Return(c)	16.70%		16.50%	(3.24)%	1.12%	27.01%	25.18%
Market Price Total Return(c)	16.83%		16.48%	(3.26)%	1.23%	26.97%	25.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,212		$130,669	$42,876	$112,414	$169,622	$38,573
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.63%	0.65%
Expenses, prior to Waivers	0.64	%(d)	0.65%	0.65%	0.64%	0.66%	0.92%
Net investment income, after Waivers	0.64	%(d)	0.59%	0.48%	0.36%	0.43%	1.65%
Portfolio turnover rate(e)	56%		122%	122%	121%	285%	116%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares DWA Technology Momentum Portfolio (PTF)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$45.25		$36.16	$40.37	$32.44	$29.14	$27.29
Net investment income (loss)(a)	0.07		0.07	(0.01)	0.17	0.04	0.17
Net realized and unrealized gain (loss) on investments	8.36		9.12	(4.20)	8.02	3.32	1.88
Total from investment operations	8.43		9.19	(4.21)	8.19	3.36	2.05
Distributions to shareholders from:
Net investment income	(0.02)		(0.05)	—	(0.26)	(0.06)	(0.20)
Return of capital	—		(0.05)	—	—	—	—
Total distributions	(0.02)		(0.10)	—	(0.26)	(0.06)	(0.20)
Net asset value at end of period	$53.66		$45.25	$36.16	$40.37	$32.44	$29.14
Market price at end of period(b)	$53.70		$45.22	$36.16	$40.36	$32.45	$29.06
Net Asset Value Total Return(c)	18.63%		25.46%	(10.43)%	25.29%	11.52%	7.59%
Market Price Total Return(c)	18.80%		25.38%	(10.41)%	25.22%	11.86%	7.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$123,413		$131,217	$182,623	$64,588	$53,525	$32,053
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.64%	0.65%
Expenses, prior to Waivers	0.75	%(d)	0.72%	0.70%	0.77%	0.80%	0.89%
Net investment income (loss), after Waivers	0.27	%(d)	0.17%	(0.03)%	0.46%	0.13%	0.63%
Portfolio turnover rate(e)	52%		147%	159%	157%	263%	95%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Utilities Momentum Portfolio (PUI)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.50		$25.12	$22.51	$22.49	$19.82	$16.69
Net investment income(a)	0.34		0.65	0.64	0.57	0.47	0.45
Net realized and unrealized gain (loss) on investments	1.50		2.71	2.60	(0.01)	2.68	3.14
Total from investment operations	1.84		3.36	3.24	0.56	3.15	3.59
Distributions to shareholders from:
Net investment income	(0.43)		(0.98)	(0.63)	(0.54)	(0.48)	(0.46)
Net asset value at end of period	$28.91		$27.50	$25.12	$22.51	$22.49	$19.82
Market price at end of period(b)	$28.93		$27.51	$25.10	$22.50	$22.47	$19.79
Net Asset Value Total Return(c)	6.70%		13.65%	14.86%	2.48%	16.27%	21.90%
Market Price Total Return(c)	6.74%		13.78%	14.81%	2.53%	16.35%	21.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,384		$137,476	$200,953	$34,893	$41,601	$42,604
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.63%	0.63%
Expenses, prior to Waivers	0.82	%(d)	0.71%	0.74%	0.80%	0.77%	0.81%
Net investment income, after Waivers	2.36	%(d)	2.46%	2.74%	2.49%	2.31%	2.54%
Portfolio turnover rate(e)	17%		54%	91%	47%	131%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$99.14		$76.48	$72.28	$61.62	$46.09	$41.08
Net investment income (loss)(a)	(0.12)		(0.22)	(0.16)	(0.21)	(0.27)	(0.01)
Net realized and unrealized gain on investments	14.94		22.88	4.36	10.87	15.80	5.04
Total from investment operations	14.82		22.66	4.20	10.66	15.53	5.03
Distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.02)
Net asset value at end of period	$113.96		$99.14	$76.48	$72.28	$61.62	$46.09
Market price at end of period(b)	$113.92		$99.17	$76.44	$72.26	$61.51	$46.08
Net Asset Value Total Return(c)	14.95%		29.63%	5.81%	17.30%	33.70%	12.26%
Market Price Total Return(c)	14.88%		29.73%	5.79%	17.48%	33.48%	12.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$472,921		$351,939	$279,152	$216,851	$289,628	$64,525
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.21	)%(d)	(0.26)%	(0.21)%	(0.31)%	(0.42)%	(0.02)%
Portfolio turnover rate(e)	7%		14%	27%	31%	21%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2017, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	“DWA Basic Materials Momentum Portfolio”
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	“DWA Consumer Cyclicals Momentum Portfolio”
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	“DWA Consumer Staples Momentum Portfolio”
PowerShares DWA Energy Momentum Portfolio (PXI)	“DWA Energy Momentum Portfolio”
PowerShares DWA Financial Momentum Portfolio (PFI)	“DWA Financial Momentum Portfolio”
PowerShares DWA Healthcare Momentum Portfolio (PTH)	“DWA Healthcare Momentum Portfolio”
PowerShares DWA Industrials Momentum Portfolio (PRN)	“DWA Industrials Momentum Portfolio”
PowerShares DWA Technology Momentum Portfolio (PTF)	“DWA Technology Momentum Portfolio”
PowerShares DWA Utilities Momentum Portfolio (PUI)	“DWA Utilities Momentum Portfolio”
PowerShares NASDAQ Internet Portfolio (PNQI)	“NASDAQ Internet Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum Portfolio	Dorsey Wright® Basic Materials Technical Leaders Index
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
DWA Consumer Staples Momentum Portfolio	Dorsey Wright® Consumer Staples Technical Leaders Index
DWA Energy Momentum Portfolio	Dorsey Wright® Energy Technical Leaders Index
DWA Financial Momentum Portfolio	Dorsey Wright® Financials Technical Leaders Index
DWA Healthcare Momentum Portfolio	Dorsey Wright® Healthcare Technical Leaders Index
DWA Industrials Momentum Portfolio	Dorsey Wright® Industrials Technical Leaders Index
DWA Technology Momentum Portfolio	Dorsey Wright® Technology Technical Leaders Index
DWA Utilities Momentum Portfolio	Dorsey Wright® Utilities Technical Leaders Index
NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. Each Fund (except NASDAQ Internet Portfolio) employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

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C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

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NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended October 31, 2017, DWA Basic Materials Momentum Portfolio, DWA Consumer Cyclicals Momentum Portfolio, DWA Consumer Staples Momentum Portfolio, DWA Energy Momentum Portfolio, DWA Healthcare Momentum Portfolio, DWA Technology Momentum Portfolio and NASDAQ Internet Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for NASDAQ Internet Portfolio) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

As compensation for its services, NASDAQ Internet Portfolio accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund

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expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except NASDAQ Internet Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2018. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2018. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2017, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum Portfolio	$87,284
DWA Consumer Cyclicals Momentum Portfolio	65,247
DWA Consumer Staples Momentum Portfolio	84,639
DWA Energy Momentum Portfolio	89,119
DWA Financial Momentum Portfolio	60,958
DWA Healthcare Momentum Portfolio	87,782
DWA Industrials Momentum Portfolio	27,661
DWA Technology Momentum Portfolio	92,801
DWA Utilities Momentum Portfolio	80,187
NASDAQ Internet Portfolio	114

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to NASDAQ Internet Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2017 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/18	4/30/19	4/30/20	10/31/20
DWA Basic Materials Momentum Portfolio	$318,045	$41,329	$64,234	$125,307	$87,175
DWA Consumer Cyclicals Momentum Portfolio	457,719	74,213	203,205	115,120	65,181
DWA Consumer Staples Momentum Portfolio	589,817	62,217	228,313	214,731	84,556
DWA Energy Momentum Portfolio	625,323	152,404	199,340	184,582	88,997
DWA Financial Momentum Portfolio	283,750	52,584	78,303	91,999	60,864
DWA Healthcare Momentum Portfolio	463,647	58,381	192,773	124,797	87,696
DWA Industrials Momentum Portfolio	155,247	30,732	49,864	47,109	27,542
DWA Technology Momentum Portfolio	502,263	57,005	171,801	180,774	92,683
DWA Utilities Momentum Portfolio	380,335	43,844	90,675	165,742	80,074

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Basic Materials Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Consumer Staples Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Energy Momentum Portfolio	Dorsey Wright & Associates, LLC

44

Fund	Licensor
DWA Financial Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Healthcare Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Industrials Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Technology Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Utilities Momentum Portfolio	Dorsey Wright & Associates, LLC
NASDAQ Internet Portfolio	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Healthcare Momentum Portfolio
Equity Securities	$174,709,057	$—	$14,948	$174,724,005

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital

45

losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA Basic Materials Momentum Portfolio	$4,534,904	$2,521,492	$21,732,766	$2,514,517	$31,303,679	$3,783,798
DWA Consumer Cyclicals Momentum Portfolio	—	2,042,056	41,681,282	402,724	44,126,062	1,993,654
DWA Consumer Staples Momentum Portfolio	3,935,363	1,180,566	33,738,969	376,032	39,230,930	2,156,980
DWA Energy Momentum Portfolio	3,914,682	1,167,692	96,476,790	13,908,444	115,467,608	2,869,667
DWA Financial Momentum Portfolio	4,413,894	1,979,006	6,365,897	276,613	13,035,410	1,821,971
DWA Healthcare Momentum Portfolio	18,737,951	2,739,963	65,976,938	—	87,454,852	17,890,879
DWA Industrials Momentum Portfolio	21,245,288	2,746,746	34,870,158	169,105	59,031,297	6,525,387
DWA Technology Momentum Portfolio	7,658,564	3,016,840	51,533,698	163,210	62,372,312	8,220,697
DWA Utilities Momentum Portfolio	5,885,935	874,386	8,310,646	1,513,299	16,584,266	1,366,073
NASDAQ Internet Portfolio	3,360	74,863	6,210,819	7,520,316	13,809,358	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended October 31, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Basic Materials Momentum Portfolio	$32,130,182	$33,956,667
DWA Consumer Cyclicals Momentum Portfolio	32,723,198	32,903,861
DWA Consumer Staples Momentum Portfolio	35,964,445	35,465,727
DWA Energy Momentum Portfolio	49,048,501	48,982,271
DWA Financial Momentum Portfolio	52,742,336	53,051,959
DWA Healthcare Momentum Portfolio	67,064,420	67,512,944
DWA Industrials Momentum Portfolio	72,017,603	72,688,636
DWA Technology Momentum Portfolio	69,096,937	68,061,977
DWA Utilities Momentum Portfolio	13,645,204	13,827,058
NASDAQ Internet Portfolio	28,830,882	30,105,318

For the six-month period ended October 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum Portfolio	$21,967,240	$29,435,756
DWA Consumer Cyclicals Momentum Portfolio	41,166,958	46,866,878
DWA Consumer Staples Momentum Portfolio	9,182,775	21,785,190
DWA Energy Momentum Portfolio	5,401,313	25,581,991
DWA Financial Momentum Portfolio	36,994,883	56,926,036
DWA Healthcare Momentum Portfolio	136,650,361	56,189,592
DWA Industrials Momentum Portfolio	41,777,240	68,793,095
DWA Technology Momentum Portfolio	47,622,007	77,072,923
DWA Utilities Momentum Portfolio	9,936,808	94,788,467
NASDAQ Internet Portfolio	150,409,268	85,182,310

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

46

At October 31, 2017, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Basic Materials Momentum Portfolio	$17,392,694	$(3,274,641)	$14,118,053	$87,332,376
DWA Consumer Cyclicals Momentum Portfolio	2,313,884	(325,523)	1,988,361	23,936,968
DWA Consumer Staples Momentum Portfolio	9,001,621	(1,086,750)	7,914,871	64,466,541
DWA Energy Momentum Portfolio	4,527,168	(7,343,334)	(2,816,166)	100,166,388
DWA Financial Momentum Portfolio	6,197,459	(343,617)	5,853,842	67,314,378
DWA Healthcare Momentum Portfolio	27,894,606	(3,316,288)	24,578,318	150,145,687
DWA Industrials Momentum Portfolio	21,654,108	(770,479)	20,883,629	100,405,118
DWA Technology Momentum Portfolio	27,592,036	(389,125)	27,202,911	102,487,232
DWA Utilities Momentum Portfolio	3,336,463	(873,252)	2,463,211	53,982,990
NASDAQ Internet Portfolio	103,566,853	(24,259,510)	79,307,343	414,353,017

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet Portfolio. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

47

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust (excluding PowerShares NASDAQ Internet Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares NASDAQ Internet Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2017.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)
Actual	$1,000.00	$1,102.60	0.60%	$3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
Actual	1,000.00	1,105.00	0.60	3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)
Actual	1,000.00	1,046.50	0.60	3.09
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Energy Momentum Portfolio (PXI)
Actual	1,000.00	988.30	0.60	3.01
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Financial Momentum Portfolio (PFI)
Actual	1,000.00	1,112.90	0.60	3.20
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Healthcare Momentum Portfolio (PTH)
Actual	1,000.00	1,257.70	0.60	3.41
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

48

Fees and Expenses (continued)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Industrials Momentum Portfolio (PRN)
Actual	$1,000.00	$1,167.00	0.60%	$3.28
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Technology Momentum Portfolio (PTF)
Actual	1,000.00	1,186.30	0.60	3.31
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Utilities Momentum Portfolio (PUI)
Actual	1,000.00	1,067.00	0.60	3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares NASDAQ Internet Portfolio (PNQI)
Actual	1,000.00	1,149.50	0.60	3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

49

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-3
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

Item 2.	Code of Ethics.

Not required for semi-annual period.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual period.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds., the SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC Staff without an expiration date, except that the no-action will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

Item 5.	Audit Committee of Listed Registrants.

Not required for semi-annual period.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics
Not required for semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	January 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	January 4, 2018

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	January 4, 2018